UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Fidelity

Floating Rate High Income

Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,034.50	$ 5.15
Hypothetical A	$ 1,000.00	$ 1,019.74	$ 5.11
Class T
Actual	$ 1,000.00	$ 1,034.40	$ 5.35
Hypothetical A	$ 1,000.00	$ 1,019.54	$ 5.31
Class B
Actual	$ 1,000.00	$ 1,031.70	$ 7.96
Hypothetical A	$ 1,000.00	$ 1,016.96	$ 7.90
Class C
Actual	$ 1,000.00	$ 1,031.20	$ 8.41**
Hypothetical A	$ 1,000.00	$ 1,016.51	$ 8.35**
Floating Rate High Income
Actual	$ 1,000.00	$ 1,035.90	$ 3.84**
Hypothetical A	$ 1,000.00	$ 1,021.03	$ 3.81**
Institutional Class
Actual	$ 1,000.00	$ 1,035.80	$ 3.99**
Hypothetical A	$ 1,000.00	$ 1,020.88	$ 3.96**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.02%
Class T	1.06%
Class B	1.58%
Class C	1.67%**
Floating Rate High Income	.76%**
Institutional Class	.79%**

Semiannual Report

** If distribution fees and changes to voluntary expense limitations, effective April 1, 2007 for Class C, and management fees effective February 1, 2007 for all classes had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class C	1.79%
Actual		$ 9.01
HypotheticalA		$ 8.95
Floating Rate High Income	.71%
Actual		$ 3.58
HypotheticalA		$ 3.56
Institutional Class	.74%
Actual		$ 3.74
HypotheticalA		$ 3.71

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.4	0.6
NRG Energy, Inc.	2.3	2.5
CSC Holdings, Inc.	2.2	2.2
Georgia-Pacific Corp.	1.8	2.1
UPC Broadband Holding BV	1.7	1.0
	10.4
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.4	7.8
Cable TV	8.7	8.8
Telecommunications	7.6	7.7
Technology	5.5	5.4
Electric Utilities	5.4	4.9
Quality Diversification (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
U.S.Government and U.S.Government Agency Obligations 0.0%	U.S.Government and U.S.Government Agency Obligations 0.4%
AAA, AA, A 0.0%	AAA, AA, A 0.0%
BBB 4.8%	BBB 2.0%
BB 47.5%	BB 48.5%
B 20.1%	B 26.0%
CCC,CC,C 0.1%	CCC,CC,C 0.2%
Not Rated 17.9%	Not Rated 13.0%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 9.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Floating Rate Loans 80.9%		Floating Rate Loans 78.8%
	Nonconvertible Bonds 9.5%		Nonconvertible Bonds 10.9%
	U.S. Government and U.S. Government Agency Obligations 0.0%		U.S. Government and U.S. Government Agency Obligations 0.4%
	Short-Term Investments and Net Other Assets 9.6%		Short-Term Investments and Net Other Assets 9.9%
* Foreign investments	5.2%	** Foreign investments	5.9%

Semiannual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Floating Rate Loans (d) - 80.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.9%
BE Aerospace, Inc. term loan B 6.88% 8/24/12 (c)	$ 5,935	$ 5,950
DRS Technologies, Inc. term loan 6.8583% 1/31/13 (c)	1,398	1,398
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.105% 12/31/11 (c)	11,917	11,992
Transdigm, Inc. term loan 7.3479% 6/23/13 (c)	15,340	15,455
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 7.6% 9/29/13 (c)	7,719	7,786
		42,581
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 1LN, Revolving Credit-Linked Deposit 7.355% 4/25/14 (c)	6,000	6,023
Northwest Airlines Corp. Tranche B, term loan 8.85% 12/31/13 (c)	1,941	1,950
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (c)	4,000	3,995
		11,968
Auto Parts Distribution - 1.6%
Navistar International Corp.:
term loan 8.6099% 1/19/12 (c)	11,000	11,165
8.5994% 1/19/12 (c)	4,000	4,060
Oshkosh Truck Co. Tranche B, term loan 7.1% 12/6/13 (c)	28,928	29,000
Tenneco, Inc. Credit-Linked Deposit 6.82% 3/16/14 (c)	6,000	6,000
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 7.1% 4/30/14 (c)	27,000	27,000
		77,225
Automotive - 3.3%
AM General LLC:
Tranche B, term loan 8.3808% 9/30/13 (c)	2,855	2,880
8.32% 9/30/12 (c)	97	98
Dana Corp. term loan 7.88% 4/13/08 (c)	14,120	14,120
Delphi Corp. term loan:
7.625% 12/31/07 (c)	14,000	14,035
8.125% 12/31/07 (c)	34,000	34,128
Ford Motor Co. term loan 8.36% 12/15/13 (c)	27,920	28,060
General Motors Corp. term loan 7.725% 11/29/13 (c)	27,222	27,426
Rexnord Corp. Tranche B, term loan 7.8575% 7/19/13 (c)	10,639	10,706
TRW Automotive Holdings Corp.:
Tranche B, term loan 6.9375% 6/30/12 (c)	2,260	2,260
Tranche B2, term loan 6.875% 6/30/12 (c)	1,975	1,975
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
TRW Automotive Holdings Corp.: - continued
Tranche E, term loan 6.875% 10/31/10 (c)	$ 14,663	$ 14,663
Visteon Corp. term loan 8.38% 6/13/13 (c)	10,000	10,075
		160,426
Broadcasting - 1.7%
Cumulus Media, Inc. term loan 7.3231% 6/7/13 (c)	1,904	1,913
Emmis Operating Co. Tranche B, term loan 7.35% 11/1/13 (c)	7,000	7,044
Entravision Communication Corp. term loan 6.85% 3/29/13 (c)	5,910	5,917
Montecito Broadcast Group LLC Tranche 1, term loan 7.86% 1/27/13 (c)	1,975	1,987
Nexstar Broadcasting, Inc. Tranche B, term loan 7.1% 10/1/12 (c)	17,863	18,087
Paxson Communications Corp. term loan 8.6056% 1/15/12 (c)	6,000	6,120
Raycom TV Broadcasting, Inc. Tranche B, term loan 6.875% 8/28/13 (c)	3,927	3,918
Spanish Broadcasting System, Inc. Tranche 1, term loan 7.1% 6/10/12 (c)	2,840	2,836
VNU, Inc. term loan 7.61% 8/9/13 (c)	33,748	34,043
		81,865
Building Materials - 0.2%
Goodman Global Holdings, Inc. Tranche C, term loan 7.125% 12/23/11 (c)	2,834	2,834
Nortek Holdings, Inc. Tranche B, term loan 7.3649% 8/27/11 (c)	5,726	5,747
		8,581
Cable TV - 8.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.35% 3/6/14 (c)	23,000	22,971
CSC Holdings, Inc. Tranche B, term loan 7.0838% 3/29/13 (c)	95,092	95,449
DIRECTV Holdings LLC Tranche B, term loan 6.82% 4/13/13 (c)	34,066	34,193
Insight Midwest Holdings LLC Tranche B, term loan 7.35% 4/6/14 (c)	10,000	10,056
Liberty Cablevision of Puerto Rico LTC term loan 7.61% 3/1/13 (c)	4,950	4,962
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche D1, term loan 7.1037% 1/31/15 (c)	3,920	3,916
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Mediacom LLC Tranche C1, term loan 7.1004% 1/31/15 (c)	$ 6,808	$ 6,799
NTL Cable PLC Tranche B, term loan 7.3556% 1/10/13 (c)	23,680	23,858
PanAmSat Corp. Tranche B2, term loan 7.3494% 1/3/14 (c)	29,850	30,037
San Juan Cable, Inc. Tranche 1, term loan 7.3475% 10/31/12 (c)	5,925	5,918
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/16/14 (c)	74,228	74,135
Tranche DD 1LN, term loan 9/16/14 (e)	4,772	4,766
UPC Broadband Holding BV:
Tranche J2, term loan 7.37% 3/31/13 (c)	20,504	20,504
Tranche K2, term loan 7.37% 12/31/13 (c)	20,504	20,504
Tranche N1, term loan 7.08% 12/31/14 (c)	44,008	43,964
Wide Open West Finance LLC Tranche 1, term loan 7.6057% 5/1/13 (c)	2,790	2,804
		404,836
Capital Goods - 2.2%
AGCO Corp. term loan 7.1% 7/3/09 (c)	2,480	2,489
Amsted Industries, Inc.:
term loan 7.35% 4/5/13 (c)	5,792	5,821
Tranche DD, term loan 7.35% 4/5/13 (c)	3,111	3,127
Ashtead Group PLC term loan 7.125% 8/31/11 (c)	5,000	5,000
Baldor Electric Co. term loan 7.125% 12/31/13 (c)	10,565	10,605
Chart Industries, Inc. Tranche B, term loan 7.375% 10/17/12 (c)	4,209	4,209
Dresser, Inc. term loan 10% 10/31/13 (c)	9,300	9,300
EnergySolutions, Inc.:
Credit-Linked Deposit 7.57% 6/7/13 (c)	189	190
term loan 7.63% 6/7/13 (c)	5,654	5,696
Flowserve Corp. term loan 6.875% 8/10/12 (c)	23,715	23,745
Hexcel Corp. Tranche B, term loan 7.12% 3/1/12 (c)	4,040	4,050
Invensys International Holding Ltd.:
term loan 7.36% 12/15/10 (c)	1,920	1,934
Tranche B, term loan 7.3467% 1/15/11 (c)	2,080	2,096
Kinetek Industries, Inc. Tranche B, term loan 7.82% 11/10/13 (c)	3,292	3,308
Mueller Group, Inc. term loan 7.3475% 10/3/12 (c)	2,122	2,136
Rexnord Corp. Tranche B A0, term loan 7.64% 7/19/13 (c)	4,938	4,962
Sensus Metering Systems, Inc. Tranche B term loan 7.36% 12/17/10 (c)	1,919	1,924
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Terex Corp. term loan 7.1% 7/14/13 (c)	$ 11,900	$ 11,915
Walter Industries, Inc. term loan 7.0897% 10/3/12 (c)	3,171	3,175
		105,682
Chemicals - 4.0%
Basell USA, Inc.:
Tranche B2, term loan 7.57% 8/1/13 (c)	1,730	1,741
Tranche C2, term loan 8.32% 8/1/14 (c)	1,730	1,741
Celanese Holding LLC:
Revolving Credit-Linked Deposit 5.32% 4/2/13 (c)	5,786	5,815
term loan 7.099% 4/2/14 (c)	34,824	34,998
Georgia Gulf Corp. term loan 7.82% 10/3/13 (c)	2,954	2,965
Hercules, Inc. Tranche B, term loan 6.82% 10/8/10 (c)	4,874	4,874
Huntsman International LLC Tranche B, term loan 7.07% 8/16/12 (c)	27,730	27,817
INEOS US Finance:
Tranche B, term loan 7.5799% 1/31/13 (c)	4,777	4,819
Tranche C, term loan 8.0799% 1/31/14 (c)	4,777	4,819
Innophos, Inc. Tranche B, term loan 7.57% 8/13/10 (c)	2,820	2,834
ISP Chemco, Inc. Tranche B, term loan 7.125% 2/16/13 (c)	7,920	7,960
Lyondell Chemical Co. term loan 6.86% 8/16/13 (c)	31,840	31,959
MacDermid, Inc. Tranche B, term loan 7.32% 4/12/14 (c)	5,240	5,240
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (c)	17,955	18,045
Nalco Co. Tranche B, term loan 7.1959% 11/4/10 (c)	17,259	17,366
Rockwood Specialties Group, Inc. Tranche E, term loan 7.355% 7/30/12 (c)	13,411	13,512
The Mosaic Co. Tranche B, term loan 7.115% 12/1/13 (c)	10,103	10,166
		196,671
Consumer Products - 1.0%
Central Garden & Pet Co. Tranche B, term loan 6.82% 9/12/12 (c)	4,950	4,950
Chattem, Inc. term loan 7.11% 1/2/13 (c)	1,720	1,728
Jarden Corp.:
term loan 7.1% 1/24/12 (c)	5,056	5,062
Tranche B2, term loan 7.1% 1/24/12 (c)	2,646	2,649
Jostens IH Corp. Tranche C, term loan 7.3297% 10/4/11 (c)	12,148	12,208
NPI Merger Corp. term loan 7.349% 4/26/13 (c)	1,686	1,678
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Sealy Mattress Co. Tranche E, term loan 6.8527% 8/25/12 (c)	$ 5,107	$ 5,120
Spectrum Brands, Inc.:
Tranche B1, term loan 9.3326% 3/30/13 (c)	1,629	1,654
Tranche B2, term loan 9.32% 3/30/13 (c)	290	294
9.17% 3/30/13 (c)	81	82
Weight Watchers International, Inc. Tranche B, term loan 6.875% 1/26/14 (c)	7,980	8,020
Yankee Candle Co., Inc. term loan 7.35% 2/6/14 (c)	5,000	5,025
		48,470
Containers - 1.7%
Berry Plastics Holding Corp. Tranche C, term loan 7.32% 4/3/15 (c)	3,000	3,000
Bluegrass Container Co. LLC Tranche 1, term loan 7.5909% 6/30/13 (c)	12,813	12,941
BWAY Corp. Tranche B, term loan 7.125% 7/17/13 (c)	4,104	4,114
Crown Holdings, Inc.:
term loan B 7.11% 11/15/12 (c)	15,345	15,422
Tranche B, term loan 7.11% 11/15/12 (c)	9,697	9,745
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.82% 6/14/13 (c)	25,425	25,488
Solo Cup Co.:
term loan 11.57% 3/31/12 (c)	3,000	3,064
Tranche B1, term loan 8.847% 2/27/11 (c)	9,248	9,375
		83,149
Diversified Financial Services - 1.3%
Ameritrade Holding Corp. Tranche B, term loan 6.82% 1/23/13 (c)	14,768	14,787
Energy Investors Funds term loan 7.082% 4/11/14 (c)	5,000	5,019
LPL Holdings, Inc. Tranche C, term loan 7.85% 6/28/13 (c)	4,988	5,037
LS Power Acquisition Corp.:
Tranche 1LN, term loan 7.32% 4/30/14 (c)	16,000	16,050
Tranche 2LN, term loan 8.07% 10/30/14 (c)	3,000	3,034
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (c)	10,737	10,777
Tranche C, term loan 7.07% 4/18/12 (c)	6,224	6,247
		60,951
Diversified Media - 0.7%
Lamar Media Corp. Tranche F, term loan 6.875% 3/31/14 (c)	6,650	6,675
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - continued
LBI Media, Inc. Tranche B, term loan 6.8494% 3/31/12 (c)	$ 2,277	$ 2,254
NextMedia Operating, Inc. Tranche 1, term loan 7.32% 11/18/12 (c)	4,220	4,220
Quebecor Media, Inc. Tranche B, term loan 7.3556% 1/17/13 (c)	4,938	4,968
R.H. Donnelley Corp.:
Tranche A4, term loan 6.57% 12/31/09 (c)	545	545
Tranche D1, term loan 6.85% 6/30/11 (c)	9,740	9,740
Thomson Media, Inc. Tranche B1, term loan 7.6% 11/8/11 (c)	3,157	3,189
		31,591
Electric Utilities - 4.6%
AES Corp. term loan 7.345% 8/10/11 (c)	8,429	8,460
Boston Generating LLC:
Credit-Linked Deposit 7.475% 12/20/13 (c)	1,724	1,735
Tranche 1LN, revolver loan 7.475% 12/20/13 (c)	483	486
Tranche B 1LN, term loan 7.6% 12/20/13 (c)	7,774	7,822
Calpine Corp. Tranche D, term loan 7.57% 3/29/09 (c)	21,500	21,608
Covanta Energy Corp.:
term loan 6.875% 2/9/14 (c)	8,041	8,051
6.72% 2/9/14 (c)	3,959	3,964
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 6.82% 4/2/13 (c)	15,319	15,319
Tranche B, term loan 6.82% 4/2/13 (c)	2,681	2,681
HCP Acquisition, Inc. Tranche 1LN, term loan 7.6% 2/13/14 (c)	3,990	4,000
LSP Gen Finance Co. LLC Tranche B1, term loan 7.1% 5/4/13 (c)	8,031	8,031
MACH Gen LLC:
term loan 7.36% 2/22/14 (c)	3,616	3,609
7.35% 2/22/13 (c)	375	374
Midwest Generation LLC term loan 6.845% 4/27/11 (c)	895	895
Mirant North America LLC term loan 7.07% 1/3/13 (c)	20,035	20,035
NRG Energy, Inc.:
Credit-Linked Deposit 7.35% 2/1/13 (c)	30,566	30,796
term loan 7.35% 2/1/13 (c)	71,508	72,044
NSG Holdings LLC:
term loan 6.86% 6/15/14 (c)	6,286	6,278
6.86% 6/15/14 (c)	714	713
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Reliant Energy, Inc.:
term loan 7.695% 12/1/10 (c)	$ 4,560	$ 4,600
7.5617% 12/1/10 (c)	3,429	3,459
		224,960
Energy - 2.8%
Alon USA, Inc. term loan 7.605% 6/22/13 (c)	3,970	3,990
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.25% 3/30/12 (c)	1,160	1,163
term loan 8.35% 3/30/14 (c)	8,840	8,862
Citgo Petroleum Corp. Tranche B, term loan 6.695% 11/15/12 (c)	12,051	12,051
Coffeyville Resources LLC:
Credit-Linked Deposit 8.2494% 12/28/13 (c)	486	489
Tranche D, term loan 8.3495% 12/28/13 (c)	2,507	2,520
Colonial Pipeline Co. term loan 7.359% 2/27/12 (c)	2,490	2,515
Compagnie Generale de Geophysique SA term loan 7.35% 1/12/14 (c)	9,975	10,050
El Paso Corp. 7.254% 7/31/11 (c)	27,981	28,156
Energy Transfer Equity LP term loan 7.08% 11/1/12 (c)	4,000	4,025
Energy XXI Gulf Coast, Inc. Tranche 2LN, term loan 10.875% 4/4/10 (c)	3,000	3,000
MEG Energy Corp.:
term loan 7.35% 4/3/13 (c)	2,475	2,494
Tranche DD, term loan 4/3/13 (e)	2,500	2,494
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 7.85% 11/1/13 (c)	7,548	7,586
Tranche B, Credit-Linked Deposit 7.85% 11/1/13 (c)	892	896
Sandridge Energy, Inc. term loan 8.975% 4/1/14 (c)	8,000	8,130
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.225% 10/31/12 (c)	3,290	3,315
term loan 7.3565% 10/31/12 (c)	13,504	13,605
Vulcan/Plains Resources, Inc. term loan 6.86% 8/12/11 (c)	2,884	2,887
W&T Offshore, Inc. Tranche B, term loan 7.6% 8/24/10 (c)	4,810	4,846
Western Refining, Inc.:
term loan LIBOR +1.75 4/6/14 (c)	11,877	11,877
Tranche DD, term loan 4/6/14 (e)	2,903	2,903
		137,854
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 1.7%
Alliance Atlantis Communications, Inc. Tranche C, term loan 6.85% 12/19/11 (c)	$ 3,920	$ 3,915
AMC Entertainment, Inc. term loan 7.07% 1/26/13 (c)	10,369	10,408
Cinemark USA, Inc. term loan 7.383% 10/5/13 (c)	13,930	13,965
MGM Holdings II, Inc. Tranche B, term loan 8.6% 4/8/12 (c)	14,261	14,261
National CineMedia LLC term loan 7.09% 2/13/15 (c)	14,000	14,000
Regal Cinemas Corp. term loan 7.1% 10/27/13 (c)	27,203	27,203
		83,752
Environmental - 1.4%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (c)	17,424	17,511
term loan 7.0966% 3/28/14 (c)	39,292	39,488
Brickman Group Holdings, Inc. Tranche B, term loan 7.3986% 1/23/14 (c)	3,000	3,000
Casella Waste Systems, Inc. Tranche B, term loan 7.36% 4/28/10 (c)	2,000	2,008
Synagro Technologies, Inc. Tranche 1LN, term loan 7.32% 3/30/14 (c)	470	472
Waste Services, Inc. Tranche E, term loan 7.82% 3/31/11 (c)	3,885	3,904
		66,383
Food and Drug Retail - 0.9%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 7.875% 7/30/11 (c)	28,753	28,753
SUPERVALU, Inc. Tranche B, term loan 6.84% 6/2/12 (c)	15,771	15,850
		44,603
Food/Beverage/Tobacco - 2.0%
B&G Foods, Inc. Tranche C, term loan 7.36% 2/26/13 (c)	2,800	2,814
Bumble Bee Foods LLC Tranche B, term loan 7.1088% 5/2/12 (c)	3,000	3,000
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (c)	36,492	36,583
Dean Foods Co. Tranche B, term loan 6.875% 4/2/14 (c)	24,000	24,030
Del Monte Corp. Tranche B, term loan 6.8379% 2/8/12 (c)	10,248	10,235
Herbalife International, Inc. term loan 6.82% 7/21/13 (c)	3,738	3,738
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Michael Foods, Inc. Tranche B, term loan 7.36% 11/21/10 (c)	$ 4,020	$ 4,040
Reddy Ice Group, Inc. term loan 7.105% 8/12/12 (c)	2,000	2,005
Reynolds American, Inc. Tranche B, term loan 7.1136% 5/31/12 (c)	11,910	11,970
		98,415
Gaming - 2.8%
Alliance Gaming Corp. term loan 8.61% 9/5/09 (c)	3,651	3,647
Ameristar Casinos, Inc. term loan 6.82% 11/10/12 (c)	5,974	5,974
Boyd Gaming Corp. term loan 6.82% 6/30/11 (c)	13,143	13,160
Choctaw Resort Development Enterprise term loan 7.0738% 11/4/11 (c)	1,876	1,883
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (c)	3,797	3,820
Greenwood Racing, Inc. term loan 7.57% 11/28/11 (c)	1,995	2,005
Kerzner International Ltd.:
term loan 8.34% 9/1/13 (c)	1,809	1,805
Class DD, term loan 8.3418% 9/1/13 (c)(e)	941	938
Penn National Gaming, Inc. Tranche B, term loan 7.114% 10/31/12 (c)	18,292	18,475
Pinnacle Entertainment, Inc. Tranche B, term loan 7.32% 12/14/11 (c)	5,350	5,397
Seminole Tribe of Florida:
Tranche B1, term loan 6.875% 3/5/14 (c)(e)	777	777
Tranche B2, term loan 6.875% 3/5/14 (c)	2,623	2,623
Tranche B3, term loan 6.875% 3/5/14 (c)	2,599	2,599
Tropicana Entertainment term loan 7.85% 7/3/08 (c)	8,700	8,765
Trump Entertainment Resorts Holdings LP Tranche B, term loan 7.864% 5/20/12 (c)(e)	14,394	14,484
Venetian Casino Resort LLC Tranche B, term loan 7.09% 6/15/11 (c)	24,200	24,200
Venetian Macau Ltd. Tranche B, term loan:
7.6% 5/26/12 (c)(e)	3,369	3,395
7.85% 5/26/13 (c)	7,631	7,707
Venetian Macau US Finance, Inc. Tranche B, term loan 7.6% 5/25/13 (c)	4,000	4,030
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.225% 8/15/13 (c)	9,180	9,255
		134,939
Healthcare - 9.4%
Advanced Medical Optics, Inc. term loan 7.093% 4/2/14 (c)	2,540	2,553
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
AmeriPath, Inc. Tranche B, term loan 7.36% 10/31/12 (c)	$ 2,970	$ 2,970
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.3798% 2/7/12 (c)	10,017	10,054
Community Health Systems, Inc. term loan 7.1% 8/19/11 (c)	43,587	43,587
Concentra Operating Corp. term loan 7.3321% 9/30/11 (c)	3,119	3,134
CONMED Corp. Tranche B, term loan 7.07% 4/12/13 (c)	2,111	2,111
DaVita, Inc. Tranche B1, term loan 6.8418% 10/5/12 (c)	45,257	45,313
DJO, Inc. Tranche B, term loan 6.875% 4/7/13 (c)	2,478	2,478
Emdeon Business Services term loan 7.6% 11/16/13 (c)	1,962	1,967
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.7262% 3/31/12 (c)	40,607	40,557
Gentiva Health Services, Inc. term loan 7.5853% 3/31/13 (c)	1,800	1,809
HCA, Inc. Tranche B, term loan 7.6% 11/17/13 (c)	116,708	117,870
Health Management Associates, Inc. Tranche B, term loan 7.1% 2/28/14 (c)	26,820	26,921
HealthSouth Corp. term loan 7.847% 3/10/13 (c)	27,239	27,409
IASIS Healthcare Corp.:
term loan 7.356% 3/15/14 (c)	10,183	10,208
Tranche DD, term loan 3/15/14 (e)	3,479	3,488
7.32% 3/15/14 (c)	928	930
Kinetic Concepts, Inc. Tranche B2, term loan 6.85% 8/11/10 (c)	4,126	4,126
LifePoint Hospitals, Inc. Tranche B, term loan 6.985% 4/15/12 (c)	21,728	21,755
National Renal Institutes, Inc. term loan 7.625% 3/31/13 (c)	3,434	3,430
Psychiatric Solutions, Inc. term loan 7.0881% 7/1/12 (c)	8,314	8,314
PTS Acquisition Corp. term loan 7.6% 4/5/14 (c)	14,000	14,018
Renal Advantage, Inc. Tranche B, term loan 7.85% 9/30/12 (c)	6,617	6,658
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.57% 6/15/12 (c)	3,930	3,940
Sun Healthcare Group, Inc.:
Tranche B, term loan 7.355% 4/19/14 (c)	4,276	4,276
Tranche DD, term loan 4/19/14 (e)	759	759
5.255% 4/19/13 (c)	966	966
Team Health, Inc. term loan 7.86% 11/22/12 (c)	16,294	16,294
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
U.S. Oncology, Inc.:
Tranche B, term loan 7.6153% 8/20/11 (c)	$ 8,461	$ 8,493
Tranche C, term loan 7.6% 8/20/11 (c)	1,945	1,952
Vanguard Health Holding Co. I term loan 7.6% 9/23/11 (c)	5,720	5,755
Vicar Operating, Inc. term loan 6.875% 5/16/11 (c)	9,816	9,791
VWR Corp. Tranche B, term loan 7.61% 4/7/11 (c)	5,819	5,863
		459,749
Homebuilding/Real Estate - 1.7%
Apartment Investment & Management Co. term loan 6.855% 3/22/11 (c)	2,100	2,105
Blount, Inc. Tranche B1, term loan 7.0849% 8/9/10 (c)	1,640	1,640
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (c)	7,442	7,498
CB Richard Ellis Group, Inc. Tranche B, term loan 6.82% 12/20/13 (c)	6,983	6,991
EOP Operating LP term loan 7.57% 2/28/09 (c)	13,626	13,626
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (c)	25,803	25,787
LandSource Communities Development LLC Tranche B 1LN, term loan 8.07% 2/27/13 (c)	7,980	8,080
Realogy Corp.:
Tranche B, term loan 8.35% 10/10/13 (c)	9,455	9,478
8.32% 10/10/13 (c)	2,545	2,552
Tishman Speyer Properties term loan 7.07% 12/27/12 (c)	5,000	5,019
		82,776
Hotels - 0.2%
Hilton Hotels Corp. Tranche B, term loan 6.6948% 2/22/13 (c)	7,317	7,317
Leisure - 1.2%
Cedar Fair LP term loan 7.32% 8/30/12 (c)	9,925	10,012
London Arena & Waterfront Finance LLC Tranche A, term loan 7.84% 3/8/12 (c)	2,970	2,985
Six Flags Theme Park, Inc. Tranche B1, term loan 8.6037% 6/30/09 (c)	25,878	25,878
Town Sports International LLC term loan 7.125% 2/27/14 (c)	3,990	4,000
Universal City Development Partners Ltd. term loan 7.3599% 6/9/11 (c)	16,741	16,783
		59,658
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 1.9%
Aleris International, Inc. term loan 7.375% 12/19/13 (c)	$ 3,990	$ 3,995
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.1% 10/26/12 (c)	14,825	14,880
Compass Minerals Tranche B, term loan 6.8453% 12/22/12 (c)	11,879	11,879
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 7.07% 3/19/14 (c)	40,890	40,993
Novelis, Inc. term loan 7.61% 1/7/12 (c)	16,178	16,219
Stillwater Mining Co. term loan 7.625% 7/30/10 (c)	2,124	2,129
		90,095
Paper - 3.7%
Appleton Papers, Inc. term loan 7.6047% 6/11/10 (c)	3,039	3,039
Boise Cascade Holdings LLC Tranche D, term loan 6.82% 10/26/11 (c)	20,632	20,632
Buckeye Technologies, Inc. term loan 7.8441% 3/15/08 (c)	1,674	1,676
Domtar Corp. Tranche B, term loan 6.735% 3/7/14 (c)	4,000	3,990
Georgia-Pacific Corp.:
term loan 7.09% 12/29/13 (c)	14,963	15,037
Tranche B1, term loan 7.3199% 12/23/12 (c)	74,063	74,433
Graphic Packaging International, Inc. Tranche C, term loan 7.8325% 8/8/10 (c)	14,663	14,663
NewPage Corp. term loan 7.625% 5/2/11 (c)	4,172	4,203
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.32% 11/1/10 (c)	4,164	4,195
Tranche B, term loan 7.375% 11/1/11 (c)	16,207	16,328
Tranche C, term loan 7.375% 11/1/11 (c)	8,710	8,775
Tranche C1, term loan 7.375% 11/1/11 (c)	2,795	2,819
Verso Paper Holdings LLC Tranche B, term loan 7.125% 8/1/13 (c)	5,444	5,464
Xerium Technologies, Inc. Tranche B, term loan 8.1% 5/18/12 (c)	4,499	4,494
		179,748
Publishing/Printing - 3.3%
CBD Media, Inc. Tranche D, term loan 7.82% 12/31/09 (c)	1,747	1,754
Cenveo Corp.:
term loan 7.1% 6/21/13 (c)	7,448	7,458
Tranche DD, term loan 7.1% 6/21/13 (c)	248	249
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.5956% 11/8/08 (c)	$ 1,735	$ 1,733
Tranche B, term loan 6.8469% 5/8/09 (c)	13,998	13,998
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.5988% 9/9/09 (c)	3,238	3,238
Tranche B, term loan 6.85% 3/9/10 (c)	12,838	12,838
Tranche B1, term loan 6.8593% 3/10/10 (c)	12,959	12,959
Idearc, Inc. term loan 7.35% 11/17/14 (c)	38,895	39,138
MediMedia USA, Inc. Tranche B, term loan 7.833% 10/5/13 (c)	2,776	2,786
R.H. Donnelley Corp. Tranche D2, term loan 6.8511% 6/30/11 (c)	27,468	27,434
Sun Media Corp. Canada Tranche B, term loan 7.105% 2/7/09 (c)	1,567	1,567
The Reader's Digest Association, Inc. term loan 7.3391% 3/2/14 (c)	12,610	12,626
Yell Group PLC Tranche B1, term loan 7.32% 2/10/13 (c)	24,200	24,351
		162,129
Railroad - 0.3%
Kansas City Southern Railway Co. Tranche B, term loan 7.0731% 4/28/13 (c)	16,873	16,873
Restaurants - 0.6%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.2076% 7/25/12 (c)	4,501	4,524
Burger King Corp. Tranche B1, term loan 6.875% 6/30/12 (c)	17,994	18,039
Del Taco Tranche B, term loan 7.6% 3/29/13 (c)	4,950	4,944
El Pollo Loco, Inc. Tranche B, term loan 7.855% 11/18/11 (c)	1,969	1,981
		29,488
Services - 3.1%
Acosta, Inc. term loan 7.57% 7/28/13 (c)	2,978	3,002
Adesa, Inc. term loan 7.57% 10/18/13 (c)	6,000	6,038
Aramark Corp.:
term loan 7.475% 1/26/14 (c)	62,067	62,378
7.445% 1/26/14 (c)	4,436	4,458
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 7.625% 2/7/14 (c)	4,790	4,790
Coinmach Corp. Tranche B1, term loan 7.875% 12/19/12 (c)	5,970	6,007
Coinstar, Inc. term loan 7.35% 7/1/11 (c)	5,520	5,547
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.375% 6/1/13 (c)	$ 3,963	$ 3,977
Hertz Corp.:
Credit-Linked Deposit 7.35% 12/21/12 (c)	1,444	1,453
Tranche B, term loan 7.0822% 12/21/12 (c)	8,069	8,119
Iron Mountain, Inc. term loan 6.865% 4/16/14 (c)	10,000	10,025
McJunkin Corp. term loan 7.6% 1/31/14 (c)	1,995	2,000
RSC Equipment Rental term loan 8.9332% 11/30/12 (c)	2,985	2,989
The Geo Group, Inc. term loan 6.8245% 1/24/14 (c)	1,798	1,803
United Rentals, Inc.:
term loan 7.32% 2/14/11 (c)	4,681	4,704
Tranche B, Credit-Linked Deposit 7.32% 2/14/11 (c)	1,937	1,946
US Investigations Services, Inc.:
term loan 7.85% 10/14/12 (c)	5,910	5,954
term loan D 7.85% 10/14/12 (c)	1,990	2,005
West Corp. term loan 7.7497% 10/24/13 (c)	14,663	14,773
		151,968
Shipping - 0.2%
Baker Tanks, Inc. Tranche B, term loan 9.5% 11/23/12 (c)	879	879
Laidlaw International, Inc. Tranche B, term loan 7.09% 7/31/13 (c)	8,955	8,966
		9,845
Specialty Retailing - 0.2%
GNC Corp. term loan 7.6% 9/16/13 (c)	7,000	7,000
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (c)	4,970	5,009
		12,009
Super Retail - 1.6%
Buhrmann US, Inc. Tranche D1, term loan 7.1001% 12/31/10 (c)	5,534	5,547
FTD, Inc. term loan 7.36% 7/28/13 (c)	3,661	3,670
Gold Toe Investment Corp. Tranche 1LN, term loan 8.109% 10/30/13 (c)	5,985	6,030
J. Crew Group, Inc. term loan 7.1227% 5/15/13 (c)	3,911	3,921
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (c)	16,563	16,563
Neiman Marcus Group, Inc. term loan 7.3463% 4/6/13 (c)	9,239	9,308
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 7.9772% 10/26/13 (c)	$ 9,925	$ 10,000
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (c)	3,691	3,709
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (c)	19,000	19,166
		77,914
Technology - 4.7%
Acxiom Corp. term loan 7.0828% 9/15/12 (c)	4,549	4,572
Advanced Micro Devices, Inc. term loan 7.34% 12/31/13 (c)	8,336	8,347
Affiliated Computer Services, Inc.:
term loan 7.32% 3/20/13 (c)	13,163	13,196
Tranche B2, term loan 7.32% 3/20/13 (c)	7,920	7,940
AMI Semiconductor, Inc. term loan 6.82% 4/1/12 (c)	1,480	1,473
Eastman Kodak Co.:
term loan 7.57% 10/18/12 (c)	9,985	9,997
Tranche DD, term loan 7.57% 10/20/12 (c)	1,985	1,988
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (c)	43,900	43,900
Global Tel*Link Corp.:
term loan 8.85% 2/14/13 (c)(e)	1,557	1,569
8.76% 2/14/13 (c)(e)	435	438
Itron, Inc. term loan 7.358% 4/18/14 (c)	2,410	2,428
K & F Industries, Inc. term loan 7.32% 11/18/12 (c)	7,734	7,734
ON Semiconductor Corp. term loan 7.1% 9/6/13 (c)	1,286	1,286
Open Solutions, Inc. term loan 7.485% 1/23/14 (c)	4,490	4,507
Open Text Corp. term loan 7.86% 10/2/13 (c)	5,970	6,000
PGS Solutions, Inc. term loan 7.61% 2/14/13 (c)	1,230	1,241
Riverdeep Interactive Learning USA, Inc. term loan:
8.1% 12/20/13 (c)	17,127	17,170
11.55% 12/21/07 (c)	9,000	9,000
Serena Software, Inc. term loan 7.5856% 3/10/13 (c)	5,175	5,194
SunGard Data Systems, Inc. term loan 7.36% 2/28/14 (c)	70,540	71,069
Verifone, Inc. Tranche B, term loan 7.109% 10/31/13 (c)	8,978	9,011
		228,060
Telecommunications - 4.8%
Alaska Communications Systems Holding term loan 7.1% 2/1/12 (c)	3,000	3,008
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
American Cellular Corp.:
term loan 3/15/14 (e)	$ 774	$ 773
Tranche B, term loan 7.32% 3/15/14 (c)	7,226	7,244
Centennial Cellular Operating Co. LLC term loan 7.3507% 2/9/11 (c)	15,635	15,713
Cincinnati Bell, Inc. Tranche B, term loan 6.8236% 8/31/12 (c)	7,930	7,940
Consolidated Communications, Inc. Tranche D, term loan 7.1024% 10/14/11 (c)	2,000	2,000
Crown Castle International Corp. Tranche B, term loan 6.89% 3/6/14 (c)	9,000	9,011
Digicel International Finance Ltd. term loan 7.85% 3/23/12 (c)	16,000	16,020
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (c)	20,000	20,075
Intelsat Ltd. Tranche B, term loan 7.3494% 7/3/13 (c)	29,519	29,703
Iowa Telecommunication Services, Inc. Tranche B, term loan 7.0975% 11/23/11 (c)	4,000	4,010
Knology, Inc. term loan 7.57% 4/6/12 (c)	3,000	3,008
Leap Wireless International, Inc. Tranche B, term loan 7.6% 6/16/13 (c)	6,948	6,991
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (c)	14,000	14,070
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (c)	17,920	18,010
NTELOS, Inc. Tranche B1, term loan 7.57% 8/24/11 (c)	6,775	6,805
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (c)	4,000	4,055
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,303
Time Warner Telecom, Inc. Tranche B, term loan 7.32% 1/7/13 (c)	5,985	6,022
Triton PCS, Inc. term loan 8.57% 11/18/09 (c)	7,768	7,807
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.84% 9/21/13 (c)	7,500	7,538
Tranche C, term loan 8.59% 9/21/14 (c)	7,500	7,538
Windstream Corp. Tranche B1, term loan 6.86% 7/17/13 (c)	23,556	23,673
		232,317
Textiles & Apparel - 0.7%
Hanesbrands, Inc. Tranche B 1LN, term loan 7.105% 9/5/13 (c)	18,521	18,614
Levi Strauss & Co. term loan 7.59% 4/4/14 (c)	3,000	2,976
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - continued
Warnaco Group, Inc. term loan 6.84% 1/31/13 (c)	$ 4,986	$ 4,979
William Carter Co. term loan 6.846% 6/29/12 (c)	6,883	6,883
		33,452
TOTAL FLOATING RATE LOANS (Cost $3,924,239)		3,938,300
Nonconvertible Bonds - 9.5%

Air Transportation - 0.1%
Continental Airlines, Inc. 8.4731% 6/2/13 (c)	2,000	2,055
Delta Air Lines, Inc. 8.3% 12/15/29 (f)	3,000	1,575
		3,630
Auto Parts Distribution - 0.0%
The Goodyear Tire & Rubber Co. 9.14% 12/1/09 (b)(c)	2,000	2,010
Automotive - 1.2%
Ford Motor Credit Co.:
4.95% 1/15/08	2,000	1,978
6.18% 9/28/07 (c)	16,000	16,000
8.105% 1/13/12 (c)	31,620	31,264
8.36% 11/2/07 (c)	4,000	4,038
General Motors Acceptance Corp. 6.3056% 7/16/07 (c)	4,000	4,000
		57,280
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,210
Building Materials - 0.1%
General Cable Corp. 7.725% 4/1/15 (b)(c)	5,030	5,080
Cable TV - 0.4%
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,025
7.875% 12/15/07	8,000	8,092
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,071
EchoStar Communications Corp.:
5.75% 10/1/08	4,000	4,000
7% 10/1/13	3,000	3,116
		19,304
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.1%
Case New Holland, Inc. 9.25% 8/1/11	$ 2,000	$ 2,100
Esco Corp. 9.2299% 12/15/13 (b)(c)	2,000	2,070
		4,170
Chemicals - 0.1%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,110
Georgia Gulf Corp. 9.5% 10/15/14 (b)	1,360	1,360
		3,470
Containers - 0.3%
Impress Holdings BV 8.4806% 9/15/13 (b)(c)	7,720	7,952
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,000	5,100
		13,052
Electric Utilities - 0.8%
AES Corp. 8.75% 6/15/08	3,000	3,090
CMS Energy Corp. 9.875% 10/15/07	12,000	12,180
NRG Energy, Inc. 7.375% 2/1/16	9,000	9,360
Reliant Energy, Inc. 9.25% 7/15/10	3,000	3,150
TECO Energy, Inc.:
6.125% 5/1/07	4,000	3,993
7.36% 5/1/10 (c)	5,000	5,106
		36,879
Energy - 1.2%
Mariner Energy, Inc. 8% 5/15/17	3,930	3,950
Parker Drilling Co. 10.11% 9/1/10 (c)	4,703	4,797
Pemex Project Funding Master Trust 6.6549% 6/15/10 (b)(c)	18,000	18,459
Premcor Refining Group, Inc. 9.5% 2/1/13	2,000	2,165
Southern Natural Gas Co. 6.125% 9/15/08	2,000	2,015
Williams Companies, Inc. 7.3494% 10/1/10 (b)(c)	17,000	17,446
Williams Companies, Inc. Credit Linked Certificate Trust IV 8.61% 5/1/09 (b)(c)	7,000	7,184
		56,016
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,084
10.25% 8/1/07	2,000	2,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Mirage Resorts, Inc. 6.75% 8/1/07	$ 3,000	$ 3,008
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	3,000
		10,112
Leisure - 0.1%
Universal City Florida Holding Co. I/II 10.11% 5/1/10 (c)	5,140	5,313
Metals/Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.:
8.5463% 4/1/15 (c)	12,000	12,630
10.125% 2/1/10	8,470	8,894
		21,524
Paper - 0.0%
Boise Cascade LLC/Boise Cascade Finance Corp. 8.2306% 10/15/12 (c)	2,190	2,195
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	6,000	6,270
R.H. Donnelley Corp. 8.875% 1/15/16	4,000	4,340
		10,610
Services - 0.1%
Aramark Corp. 8.86% 2/1/15 (b)(c)	3,360	3,473
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.86% 5/15/14 (b)(c)	1,650	1,695
		5,168
Shipping - 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,060
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,765
		5,825
Super Retail - 0.3%
GSC Holdings Corp./Gamestop, Inc. 9.2244% 10/1/11 (c)	16,000	16,540
Technology - 0.8%
Freescale Semiconductor, Inc. 9.2299% 12/15/14 (b)(c)	10,000	10,025
Nortel Networks Corp. 9.6056% 7/15/11 (b)(c)	17,380	18,640
NXP BV 8.1056% 10/15/13 (b)(c)	9,000	9,293
		37,958
Telecommunications - 2.8%
Centennial Communications Corp. 11.0994% 1/1/13 (c)	2,000	2,100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Embarq Corp. 6.738% 6/1/13	$ 7,111	$ 7,391
Intelsat Ltd. 11.3544% 6/15/13 (c)	2,000	2,130
IPCS, Inc. 7.48% 5/1/13 (b)(c)	3,000	3,015
Level 3 Financing, Inc. 9.15% 2/15/15 (b)(c)	4,000	4,045
Qwest Communications International, Inc. 8.86% 2/15/09 (c)	9,000	9,101
Qwest Corp. 8.6049% 6/15/13 (c)	56,150	61,344
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	3,094
8.4799% 12/15/10 (c)	38,450	39,219
Rural Cellular Corp. 8.25% 3/15/12	6,000	6,330
		137,769
TOTAL NONCONVERTIBLE BONDS (Cost $450,625)		461,115
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 5.29% (a)	415,566,681	415,567
Fidelity Money Market Central Fund, 5.4% (a)	280,351	280
TOTAL MONEY MARKET FUNDS (Cost $415,847)		415,847
Cash Equivalents - 3.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $155,246)	$ 155,268	155,246
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $4,945,957)		4,970,508
NET OTHER ASSETS - (2.1)%		(103,306)
NET ASSETS - 100%		$ 4,867,202
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,747,000 or 2.3% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $26,456,000 and $26,517,000 respectively. The coupon rate will be determined at time of settlement.

(f) Non-income producing - Issuer is in default.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$155,246,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 23,714
Barclays Capital, Inc.	52,884
Fortis Securities LLC	33,900
Lehman Brothers, Inc.	44,748
$ 155,246
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,468
Fidelity Money Market Central Fund	1,015
Total	$ 9,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007
Assets
Investment in securities, at value (including repurchase agreements of $155,246) - See accompanying schedule: Unaffiliated issuers (cost $4,530,110)	$ 4,554,661
Fidelity Central Funds (cost $415,847)	415,847
Total Investments (cost $4,945,957)		$ 4,970,508
Receivable for investments sold		66,914
Receivable for fund shares sold		18,076
Interest receivable		35,526
Distributions receivable from Fidelity Central Funds		2,003
Prepaid expenses		15
Total assets		5,093,042

Liabilities
Payable to custodian bank	$ 5,407
Payable for investments purchased	190,953
Payable for fund shares redeemed	21,314
Distributions payable	4,675
Accrued management fee	2,282
Distribution fees payable	558
Other affiliated payables	556
Other payables and accrued expenses	95
Total liabilities		225,840

Net Assets		$ 4,867,202
Net Assets consist of:
Paid in capital		$ 4,839,614
Undistributed net investment income		1,622
Accumulated undistributed net realized gain (loss) on investments		1,415
Net unrealized appreciation (depreciation) on investments		24,551
Net Assets		$ 4,867,202

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($271,342 ÷ 27,204 shares)	$ 9.97

Maximum offering price per share (100/97.25 of $9.97)	$ 10.25
Class T: Net Asset Value and redemption price per share ($413,766 ÷ 41,530 shares)	$ 9.96

Maximum offering price per share (100/97.25 of $9.96)	$ 10.24
Class B: Net Asset Value and offering price per share ($124,556 ÷ 12,502 shares)A	$ 9.96

Class C: Net Asset Value and offering price per share ($409,646 ÷ 41,078 shares)A	$ 9.97

Floating Rate High Income: Net Asset Value, offering price and redemption price per share ($3,331,832 ÷ 334,382 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($316,060 ÷ 31,736 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007

Investment Income
Interest		$ 161,409
Income from Fidelity Central Funds		9,483
Total income		170,892

Expenses
Management fee	$ 14,478
Transfer agent fees	2,650
Distribution fees	3,011
Accounting fees and expenses	691
Custodian fees and expenses	59
Independent trustees' compensation	7
Registration fees	119
Audit	82
Legal	30
Miscellaneous	15
Total expenses before reductions	21,142
Expense reductions	(53)	21,089
Net investment income		149,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,995
Change in net unrealized appreciation (depreciation) on investment securities		11,565
Net gain (loss)		13,560
Net increase (decrease) in net assets resulting from operations		$ 163,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 149,803	$ 258,782
Net realized gain (loss)	1,995	3,037
Change in net unrealized appreciation (depreciation)	11,565	(12,428)
Net increase (decrease) in net assets resulting from operations	163,363	249,391
Distributions to shareholders from net investment income	(151,995)	(254,554)
Distributions to shareholders from net realized gain	(932)	-
Total distributions	(152,927)	(254,554)
Share transactions - net increase (decrease)	242,986	327,553
Redemption fees	97	305
Total increase (decrease) in net assets	253,519	322,695

Net Assets
Beginning of period	4,613,683	4,290,988
End of period (including undistributed net investment income of $1,622 and undistributed net investment income of $3,814, respectively)	$ 4,867,202	$ 4,613,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.96	$ 9.97	$ 9.88	$ 9.45	$ 9.70
Income from Investment Operations
Net investment income E	.313	.571	.404	.285	.292	.352
Net realized and unrealized gain (loss)	.026	(.022)	(.008)	.098	.447	(.264)
Total from investment operations	.339	.549	.396	.383	.739	.088
Distributions from net investment income	(.317)	(.560)	(.397)	(.295)	(.311)	(.339)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.319)	(.560)	(.407)	(.295)	(.311)	(.339)
Redemption fees added to paid in capitalE	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.97	$ 9.95	$ 9.96	$ 9.97	$ 9.88	$ 9.45
Total ReturnB, C, D	3.45%	5.66%	4.05%	3.96%	7.95%	.90%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.02% A	1.05%	1.06%	1.08%	1.10%	1.12%
Expenses net of fee waivers, if any	1.02% A	1.05%	1.06%	1.08%	1.10%	1.10%
Expenses net of all reductions	1.01% A	1.05%	1.06%	1.08%	1.09%	1.09%
Net investment income	6.33% A	5.73%	4.05%	2.90%	3.04%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$ 271	$ 285	$ 312	$ 299	$ 88	$ 37
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Income from Investment Operations
Net investment income E	.311	.564	.396	.276	.285	.342
Net realized and unrealized gain (loss)	.026	(.022)	(.007)	.098	.446	(.263)
Total from investment operations	.337	.542	.389	.374	.731	.079
Distributions from net investment income	(.315)	(.553)	(.390)	(.286)	(.303)	(.330)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.317)	(.553)	(.400)	(.286)	(.303)	(.330)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total Return B, C, D	3.44%	5.60%	3.98%	3.87%	7.87%	.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.11%	1.13%	1.17%	1.18%	1.20%
Expenses net of fee waivers, if any	1.06% A	1.11%	1.13%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.06% A	1.11%	1.13%	1.17%	1.18%	1.19%
Net investment income	6.29% A	5.67%	3.98%	2.81%	2.96%	3.54%
Supplemental Data
Net assets, end of period (in millions)	$ 414	$ 472	$ 511	$ 389	$ 113	$ 75
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Income from Investment Operations
Net investment income E	.285	.513	.346	.231	.243	.298
Net realized and unrealized gain (loss)	.027	(.022)	(.008)	.096	.444	(.263)
Total from investment operations	.312	.491	.338	.327	.687	.035
Distributions from net investment income	(.290)	(.502)	(.339)	(.239)	(.259)	(.286)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.292)	(.502)	(.349)	(.239)	(.259)	(.286)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total Return B, C, D	3.17%	5.06%	3.46%	3.38%	7.38%	.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58% A	1.63%	1.64%	1.65%	1.64%	1.65%
Expenses net of fee waivers, if any	1.58% A	1.63%	1.64%	1.65%	1.63%	1.64%
Expenses net of all reductions	1.58% A	1.62%	1.64%	1.65%	1.63%	1.64%
Net investment income	5.76% A	5.16%	3.47%	2.33%	2.50%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 125	$ 143	$ 173	$ 184	$ 134	$ 118
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.96	$ 9.97	$ 9.87	$ 9.45	$ 9.70
Income from Investment Operations
Net investment income E	.281	.508	.341	.224	.235	.290
Net realized and unrealized gain (loss)	.026	(.022)	(.008)	.107	.434	(.263)
Total from investment operations	.307	.486	.333	.331	.669	.027
Distributions from net investment income	(.285)	(.497)	(.334)	(.233)	(.251)	(.278)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.287)	(.497)	(.344)	(.233)	(.251)	(.278)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.97	$ 9.95	$ 9.96	$ 9.97	$ 9.87	$ 9.45
Total Return B, C, D	3.12%	5.00%	3.40%	3.41%	7.18%	.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67% A	1.68%	1.69%	1.71%	1.72%	1.73%
Expenses net of fee waivers, if any	1.67% A	1.68%	1.69%	1.71%	1.71%	1.73%
Expenses net of all reductions	1.67% A	1.68%	1.69%	1.71%	1.71%	1.73%
Net investment income	5.68% A	5.10%	3.42%	2.27%	2.42%	3.00%
Supplemental Data
Net assets, end of period (in millions)	$ 410	$ 450	$ 539	$ 524	$ 269	$ 235
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Floating Rate High Income

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income D	.325	.593	.427	.309	.311	.040
Net realized and unrealized gain (loss)	.027	(.021)	(.008)	.099	.450	(.084)
Total from investment operations	.352	.572	.419	.408	.761	(.044)
Distributions from net investment income	(.330)	(.583)	(.420)	(.320)	(.333)	(.037)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.332)	(.583)	(.430)	(.320)	(.333)	(.037)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total Return B, C	3.59%	5.92%	4.30%	4.22%	8.20%	(.45)%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.81%	.82%	.84%	.86%	1.15% A
Expenses net of fee waivers, if any	.76% A	.81%	.82%	.84%	.86%	.95% A
Expenses net of all reductions	.76% A	.81%	.82%	.84%	.86%	.94% A
Net investment income	6.59% A	5.97%	4.29%	3.14%	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,332	$ 2,989	$ 2,471	$ 1,982	$ 811	$ 18
Portfolio turnover rate F	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.86	$ 9.44	$ 9.69
Income from Investment Operations
Net investment income D	.324	.591	.424	.304	.312	.365
Net realized and unrealized gain (loss)	.027	(.021)	(.007)	.110	.436	(.262)
Total from investment operations	.351	.570	.417	.414	.748	.103
Distributions from net investment income	(.329)	(.581)	(.418)	(.316)	(.330)	(.354)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.331)	(.581)	(.428)	(.316)	(.330)	(.354)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.86	$ 9.44
Total Return B, C	3.58%	5.89%	4.27%	4.29%	8.06%	1.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.84%	.85%	.87%	.90%	.94%
Expenses net of fee waivers, if any	.79% A	.84%	.85%	.87%	.89%	.94%
Expenses net of all reductions	.78% A	.83%	.85%	.87%	.89%	.93%
Net investment income	6.56% A	5.95%	4.26%	3.11%	3.24%	3.79%
Supplemental Data
Net assets, end of period (in millions)	$ 316	$ 275	$ 285	$ 182	$ 36	$ 18
Portfolio turnover rate F	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 26,475
Unrealized depreciation	(1,661)
Net unrealized appreciation (depreciation)	$ 24,814
Cost for federal income tax purposes	$ 4,945,694

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities and U.S. government securities, aggregated $1,736,956 and $1,509,434, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% (.55% prior to February 1, 2007) of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..62% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 227	$ 11
Class T	0%	.25%	545	-
Class B	.55%	.15%	468	369
Class C	.75%	.25%	1,771	271
			$ 3,011	$ 651

On January 18, 2007, the Board of Trustees approved an increase in Class A's service fee from 0.15% to 0.25% and an increase in Class C's distribution fee from .55% to ..75%. The new fee rates were effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares (3.75% prior to April 1, 2007), and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66
Class T	14
Class B*	123
Class C*	51
$ 254

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 247.18
Class T	305.14
Class B	141.21
Class C	349.17
Fidelity Floating Rate High Income	1,436.09
Institutional Class	172.12
	$ 2,650

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $37. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Floating Rate High Income	$ 3

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Advisor Series I, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October31, 2006
From net investment income
Class A	$ 8,696	$ 17,229
Class T	13,820	27,896
Class B	3,892	7,934
Class C	12,206	24,590
Floating Rate High Income	103,993	159,948
Institutional Class	9,388	16,957
Total	$ 151,995	$ 254,554
From net realized gain
Class A	$ 56	$ -
Class T	92	-
Class B	28	-
Class C	89	-
Floating Rate High Income	612	-
Institutional Class	55	-
Total	$ 932	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	4,304	12,422	$ 42,940	$ 123,689
Reinvestment of distributions	628	1,255	6,265	12,492
Shares redeemed	(6,411)	(16,310)	(63,923)	(162,319)
Net increase (decrease)	(1,479)	(2,633)	$ (14,718)	$ (26,138)
Class T
Shares sold	4,612	17,758	$ 45,939	$ 176,613
Reinvestment of distributions	1,235	2,513	12,301	24,979
Shares redeemed	(11,824)	(24,131)	(117,744)	(239,998)
Net increase (decrease)	(5,977)	(3,860)	$ (59,504)	$ (38,406)
Class B
Shares sold	517	1,874	$ 5,155	$ 18,623
Reinvestment of distributions	294	591	2,924	5,877
Shares redeemed	(2,673)	(5,517)	(26,620)	(54,870)
Net increase (decrease)	(1,862)	(3,052)	$ (18,541)	$ (30,370)
Class C
Shares sold	2,984	9,134	$ 29,757	$ 90,864
Reinvestment of distributions	837	1,673	8,338	16,649
Shares redeemed	(7,926)	(19,730)	(79,010)	(196,393)
Net increase (decrease)	(4,105)	(8,923)	$ (40,915)	$ (88,880)
Floating Rate High Income
Shares sold	79,558	141,867	$ 792,537	$ 1,411,172
Reinvestment of distributions	8,908	13,747	88,735	136,672
Shares redeemed	(54,709)	(103,278)	(544,972)	(1,027,044)
Net increase (decrease)	33,757	52,336	$ 336,300	$ 520,800
Institutional Class
Shares sold	10,879	16,093	$ 108,396	$ 159,986
Reinvestment of distributions	463	756	4,613	7,512
Shares redeemed	(7,298)	(17,805)	(72,645)	(176,951)
Net increase (decrease)	4,044	(956)	$ 40,364	$ (9,453)

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments as of April 30, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 2006, and the financial highlights for the six months then ended and for each of the five years in the period ended October 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 2006, and the financial highlights for the six months then ended and for each of the five years in the period ended October 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2007

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

On January 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the fund, effective February 1, 2007. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information. In determining whether to approve the contract, the Board considered that the Amended Contract lowered the individual fund fee component of the management fee from 55 basis points to 45 basis points of the fund's average daily net assets.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers, including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of administrative, distribution and shareholder services performed by the Investment Advisers and affiliated companies.

Investment Performance. The Board noted that the approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated, or its trading and compliance operations.

Based on this review of services, the Board concluded that the nature, extent, and quality of services provided to the fund will benefit shareholders of the fund.

Competitiveness of Management Fees and Total Fund Expenses. In approving the Amended Contract, the Board considered the fund's proposed management fee and projected total expenses compared to similar funds offered by other fund companies. The Board noted that the lower management fee rate proposed for the fund would have ranked the fund's management fee below the median of its competitors for 2005. The Board also considered other pricing changes for certain classes of the fund and noted that the projected total expenses of each class of the fund would have ranked below the median of its competitors for 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on this review, the Board concluded that the fund's management fee and the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. In connection with its approval of the fund's Amended Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement because it was approving an arrangement that reduces the management fee that the fund pays. The Board noted Fidelity's assertion that reducing the management fee for the fund would reduce Fidelity's profitability. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Amended Contract, the Board received additional information regarding similar funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after consideration of all material factors, the Board concluded that the advisory fee structure is fair and reasonable, and that the Amended Contract should be approved.

On April 19, 2007, the Board voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Semiannual Report

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FHI-USAN-0607
1.784879.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,034.50	$ 5.15
Hypothetical A	$ 1,000.00	$ 1,019.74	$ 5.11
Class T
Actual	$ 1,000.00	$ 1,034.40	$ 5.35
Hypothetical A	$ 1,000.00	$ 1,019.54	$ 5.31
Class B
Actual	$ 1,000.00	$ 1,031.70	$ 7.96
Hypothetical A	$ 1,000.00	$ 1,016.96	$ 7.90
Class C
Actual	$ 1,000.00	$ 1,031.20	$ 8.41**
Hypothetical A	$ 1,000.00	$ 1,016.51	$ 8.35**
Floating Rate High Income
Actual	$ 1,000.00	$ 1,035.90	$ 3.84**
Hypothetical A	$ 1,000.00	$ 1,021.03	$ 3.81**
Institutional Class
Actual	$ 1,000.00	$ 1,035.80	$ 3.99**
Hypothetical A	$ 1,000.00	$ 1,020.88	$ 3.96**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.02%
Class T	1.06%
Class B	1.58%
Class C	1.67%**
Floating Rate High Income	.76%**
Institutional Class	.79%**

Semiannual Report

** If distribution fees and changes to voluntary expense limitations, effective April 1, 2007 for Class C, and management fees effective February 1, 2007 for all classes had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class C	1.79%
Actual		$ 9.01
HypotheticalA		$ 8.95
Floating Rate High Income	.71%
Actual		$ 3.58
HypotheticalA		$ 3.56
Institutional Class	.74%
Actual		$ 3.74
HypotheticalA		$ 3.71

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.4	0.6
NRG Energy, Inc.	2.3	2.5
CSC Holdings, Inc.	2.2	2.2
Georgia-Pacific Corp.	1.8	2.1
UPC Broadband Holding BV	1.7	1.0
	10.4
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.4	7.8
Cable TV	8.7	8.8
Telecommunications	7.6	7.7
Technology	5.5	5.4
Electric Utilities	5.4	4.9
Quality Diversification (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
U.S.Government and U.S.Government Agency Obligations 0.0%	U.S.Government and U.S.Government Agency Obligations 0.4%
AAA, AA, A 0.0%	AAA, AA, A 0.0%
BBB 4.8%	BBB 2.0%
BB 47.5%	BB 48.5%
B 20.1%	B 26.0%
CCC,CC,C 0.1%	CCC,CC,C 0.2%
Not Rated 17.9%	Not Rated 13.0%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 9.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Floating Rate Loans 80.9%		Floating Rate Loans 78.8%
	Nonconvertible Bonds 9.5%		Nonconvertible Bonds 10.9%
	U.S. Government and U.S. Government Agency Obligations 0.0%		U.S. Government and U.S. Government Agency Obligations 0.4%
	Short-Term Investments and Net Other Assets 9.6%		Short-Term Investments and Net Other Assets 9.9%
* Foreign investments	5.2%	** Foreign investments	5.9%

Semiannual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Floating Rate Loans (d) - 80.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.9%
BE Aerospace, Inc. term loan B 6.88% 8/24/12 (c)	$ 5,935	$ 5,950
DRS Technologies, Inc. term loan 6.8583% 1/31/13 (c)	1,398	1,398
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.105% 12/31/11 (c)	11,917	11,992
Transdigm, Inc. term loan 7.3479% 6/23/13 (c)	15,340	15,455
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 7.6% 9/29/13 (c)	7,719	7,786
		42,581
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 1LN, Revolving Credit-Linked Deposit 7.355% 4/25/14 (c)	6,000	6,023
Northwest Airlines Corp. Tranche B, term loan 8.85% 12/31/13 (c)	1,941	1,950
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (c)	4,000	3,995
		11,968
Auto Parts Distribution - 1.6%
Navistar International Corp.:
term loan 8.6099% 1/19/12 (c)	11,000	11,165
8.5994% 1/19/12 (c)	4,000	4,060
Oshkosh Truck Co. Tranche B, term loan 7.1% 12/6/13 (c)	28,928	29,000
Tenneco, Inc. Credit-Linked Deposit 6.82% 3/16/14 (c)	6,000	6,000
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 7.1% 4/30/14 (c)	27,000	27,000
		77,225
Automotive - 3.3%
AM General LLC:
Tranche B, term loan 8.3808% 9/30/13 (c)	2,855	2,880
8.32% 9/30/12 (c)	97	98
Dana Corp. term loan 7.88% 4/13/08 (c)	14,120	14,120
Delphi Corp. term loan:
7.625% 12/31/07 (c)	14,000	14,035
8.125% 12/31/07 (c)	34,000	34,128
Ford Motor Co. term loan 8.36% 12/15/13 (c)	27,920	28,060
General Motors Corp. term loan 7.725% 11/29/13 (c)	27,222	27,426
Rexnord Corp. Tranche B, term loan 7.8575% 7/19/13 (c)	10,639	10,706
TRW Automotive Holdings Corp.:
Tranche B, term loan 6.9375% 6/30/12 (c)	2,260	2,260
Tranche B2, term loan 6.875% 6/30/12 (c)	1,975	1,975
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
TRW Automotive Holdings Corp.: - continued
Tranche E, term loan 6.875% 10/31/10 (c)	$ 14,663	$ 14,663
Visteon Corp. term loan 8.38% 6/13/13 (c)	10,000	10,075
		160,426
Broadcasting - 1.7%
Cumulus Media, Inc. term loan 7.3231% 6/7/13 (c)	1,904	1,913
Emmis Operating Co. Tranche B, term loan 7.35% 11/1/13 (c)	7,000	7,044
Entravision Communication Corp. term loan 6.85% 3/29/13 (c)	5,910	5,917
Montecito Broadcast Group LLC Tranche 1, term loan 7.86% 1/27/13 (c)	1,975	1,987
Nexstar Broadcasting, Inc. Tranche B, term loan 7.1% 10/1/12 (c)	17,863	18,087
Paxson Communications Corp. term loan 8.6056% 1/15/12 (c)	6,000	6,120
Raycom TV Broadcasting, Inc. Tranche B, term loan 6.875% 8/28/13 (c)	3,927	3,918
Spanish Broadcasting System, Inc. Tranche 1, term loan 7.1% 6/10/12 (c)	2,840	2,836
VNU, Inc. term loan 7.61% 8/9/13 (c)	33,748	34,043
		81,865
Building Materials - 0.2%
Goodman Global Holdings, Inc. Tranche C, term loan 7.125% 12/23/11 (c)	2,834	2,834
Nortek Holdings, Inc. Tranche B, term loan 7.3649% 8/27/11 (c)	5,726	5,747
		8,581
Cable TV - 8.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.35% 3/6/14 (c)	23,000	22,971
CSC Holdings, Inc. Tranche B, term loan 7.0838% 3/29/13 (c)	95,092	95,449
DIRECTV Holdings LLC Tranche B, term loan 6.82% 4/13/13 (c)	34,066	34,193
Insight Midwest Holdings LLC Tranche B, term loan 7.35% 4/6/14 (c)	10,000	10,056
Liberty Cablevision of Puerto Rico LTC term loan 7.61% 3/1/13 (c)	4,950	4,962
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche D1, term loan 7.1037% 1/31/15 (c)	3,920	3,916
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Mediacom LLC Tranche C1, term loan 7.1004% 1/31/15 (c)	$ 6,808	$ 6,799
NTL Cable PLC Tranche B, term loan 7.3556% 1/10/13 (c)	23,680	23,858
PanAmSat Corp. Tranche B2, term loan 7.3494% 1/3/14 (c)	29,850	30,037
San Juan Cable, Inc. Tranche 1, term loan 7.3475% 10/31/12 (c)	5,925	5,918
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/16/14 (c)	74,228	74,135
Tranche DD 1LN, term loan 9/16/14 (e)	4,772	4,766
UPC Broadband Holding BV:
Tranche J2, term loan 7.37% 3/31/13 (c)	20,504	20,504
Tranche K2, term loan 7.37% 12/31/13 (c)	20,504	20,504
Tranche N1, term loan 7.08% 12/31/14 (c)	44,008	43,964
Wide Open West Finance LLC Tranche 1, term loan 7.6057% 5/1/13 (c)	2,790	2,804
		404,836
Capital Goods - 2.2%
AGCO Corp. term loan 7.1% 7/3/09 (c)	2,480	2,489
Amsted Industries, Inc.:
term loan 7.35% 4/5/13 (c)	5,792	5,821
Tranche DD, term loan 7.35% 4/5/13 (c)	3,111	3,127
Ashtead Group PLC term loan 7.125% 8/31/11 (c)	5,000	5,000
Baldor Electric Co. term loan 7.125% 12/31/13 (c)	10,565	10,605
Chart Industries, Inc. Tranche B, term loan 7.375% 10/17/12 (c)	4,209	4,209
Dresser, Inc. term loan 10% 10/31/13 (c)	9,300	9,300
EnergySolutions, Inc.:
Credit-Linked Deposit 7.57% 6/7/13 (c)	189	190
term loan 7.63% 6/7/13 (c)	5,654	5,696
Flowserve Corp. term loan 6.875% 8/10/12 (c)	23,715	23,745
Hexcel Corp. Tranche B, term loan 7.12% 3/1/12 (c)	4,040	4,050
Invensys International Holding Ltd.:
term loan 7.36% 12/15/10 (c)	1,920	1,934
Tranche B, term loan 7.3467% 1/15/11 (c)	2,080	2,096
Kinetek Industries, Inc. Tranche B, term loan 7.82% 11/10/13 (c)	3,292	3,308
Mueller Group, Inc. term loan 7.3475% 10/3/12 (c)	2,122	2,136
Rexnord Corp. Tranche B A0, term loan 7.64% 7/19/13 (c)	4,938	4,962
Sensus Metering Systems, Inc. Tranche B term loan 7.36% 12/17/10 (c)	1,919	1,924
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Terex Corp. term loan 7.1% 7/14/13 (c)	$ 11,900	$ 11,915
Walter Industries, Inc. term loan 7.0897% 10/3/12 (c)	3,171	3,175
		105,682
Chemicals - 4.0%
Basell USA, Inc.:
Tranche B2, term loan 7.57% 8/1/13 (c)	1,730	1,741
Tranche C2, term loan 8.32% 8/1/14 (c)	1,730	1,741
Celanese Holding LLC:
Revolving Credit-Linked Deposit 5.32% 4/2/13 (c)	5,786	5,815
term loan 7.099% 4/2/14 (c)	34,824	34,998
Georgia Gulf Corp. term loan 7.82% 10/3/13 (c)	2,954	2,965
Hercules, Inc. Tranche B, term loan 6.82% 10/8/10 (c)	4,874	4,874
Huntsman International LLC Tranche B, term loan 7.07% 8/16/12 (c)	27,730	27,817
INEOS US Finance:
Tranche B, term loan 7.5799% 1/31/13 (c)	4,777	4,819
Tranche C, term loan 8.0799% 1/31/14 (c)	4,777	4,819
Innophos, Inc. Tranche B, term loan 7.57% 8/13/10 (c)	2,820	2,834
ISP Chemco, Inc. Tranche B, term loan 7.125% 2/16/13 (c)	7,920	7,960
Lyondell Chemical Co. term loan 6.86% 8/16/13 (c)	31,840	31,959
MacDermid, Inc. Tranche B, term loan 7.32% 4/12/14 (c)	5,240	5,240
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (c)	17,955	18,045
Nalco Co. Tranche B, term loan 7.1959% 11/4/10 (c)	17,259	17,366
Rockwood Specialties Group, Inc. Tranche E, term loan 7.355% 7/30/12 (c)	13,411	13,512
The Mosaic Co. Tranche B, term loan 7.115% 12/1/13 (c)	10,103	10,166
		196,671
Consumer Products - 1.0%
Central Garden & Pet Co. Tranche B, term loan 6.82% 9/12/12 (c)	4,950	4,950
Chattem, Inc. term loan 7.11% 1/2/13 (c)	1,720	1,728
Jarden Corp.:
term loan 7.1% 1/24/12 (c)	5,056	5,062
Tranche B2, term loan 7.1% 1/24/12 (c)	2,646	2,649
Jostens IH Corp. Tranche C, term loan 7.3297% 10/4/11 (c)	12,148	12,208
NPI Merger Corp. term loan 7.349% 4/26/13 (c)	1,686	1,678
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Sealy Mattress Co. Tranche E, term loan 6.8527% 8/25/12 (c)	$ 5,107	$ 5,120
Spectrum Brands, Inc.:
Tranche B1, term loan 9.3326% 3/30/13 (c)	1,629	1,654
Tranche B2, term loan 9.32% 3/30/13 (c)	290	294
9.17% 3/30/13 (c)	81	82
Weight Watchers International, Inc. Tranche B, term loan 6.875% 1/26/14 (c)	7,980	8,020
Yankee Candle Co., Inc. term loan 7.35% 2/6/14 (c)	5,000	5,025
		48,470
Containers - 1.7%
Berry Plastics Holding Corp. Tranche C, term loan 7.32% 4/3/15 (c)	3,000	3,000
Bluegrass Container Co. LLC Tranche 1, term loan 7.5909% 6/30/13 (c)	12,813	12,941
BWAY Corp. Tranche B, term loan 7.125% 7/17/13 (c)	4,104	4,114
Crown Holdings, Inc.:
term loan B 7.11% 11/15/12 (c)	15,345	15,422
Tranche B, term loan 7.11% 11/15/12 (c)	9,697	9,745
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.82% 6/14/13 (c)	25,425	25,488
Solo Cup Co.:
term loan 11.57% 3/31/12 (c)	3,000	3,064
Tranche B1, term loan 8.847% 2/27/11 (c)	9,248	9,375
		83,149
Diversified Financial Services - 1.3%
Ameritrade Holding Corp. Tranche B, term loan 6.82% 1/23/13 (c)	14,768	14,787
Energy Investors Funds term loan 7.082% 4/11/14 (c)	5,000	5,019
LPL Holdings, Inc. Tranche C, term loan 7.85% 6/28/13 (c)	4,988	5,037
LS Power Acquisition Corp.:
Tranche 1LN, term loan 7.32% 4/30/14 (c)	16,000	16,050
Tranche 2LN, term loan 8.07% 10/30/14 (c)	3,000	3,034
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (c)	10,737	10,777
Tranche C, term loan 7.07% 4/18/12 (c)	6,224	6,247
		60,951
Diversified Media - 0.7%
Lamar Media Corp. Tranche F, term loan 6.875% 3/31/14 (c)	6,650	6,675
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - continued
LBI Media, Inc. Tranche B, term loan 6.8494% 3/31/12 (c)	$ 2,277	$ 2,254
NextMedia Operating, Inc. Tranche 1, term loan 7.32% 11/18/12 (c)	4,220	4,220
Quebecor Media, Inc. Tranche B, term loan 7.3556% 1/17/13 (c)	4,938	4,968
R.H. Donnelley Corp.:
Tranche A4, term loan 6.57% 12/31/09 (c)	545	545
Tranche D1, term loan 6.85% 6/30/11 (c)	9,740	9,740
Thomson Media, Inc. Tranche B1, term loan 7.6% 11/8/11 (c)	3,157	3,189
		31,591
Electric Utilities - 4.6%
AES Corp. term loan 7.345% 8/10/11 (c)	8,429	8,460
Boston Generating LLC:
Credit-Linked Deposit 7.475% 12/20/13 (c)	1,724	1,735
Tranche 1LN, revolver loan 7.475% 12/20/13 (c)	483	486
Tranche B 1LN, term loan 7.6% 12/20/13 (c)	7,774	7,822
Calpine Corp. Tranche D, term loan 7.57% 3/29/09 (c)	21,500	21,608
Covanta Energy Corp.:
term loan 6.875% 2/9/14 (c)	8,041	8,051
6.72% 2/9/14 (c)	3,959	3,964
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 6.82% 4/2/13 (c)	15,319	15,319
Tranche B, term loan 6.82% 4/2/13 (c)	2,681	2,681
HCP Acquisition, Inc. Tranche 1LN, term loan 7.6% 2/13/14 (c)	3,990	4,000
LSP Gen Finance Co. LLC Tranche B1, term loan 7.1% 5/4/13 (c)	8,031	8,031
MACH Gen LLC:
term loan 7.36% 2/22/14 (c)	3,616	3,609
7.35% 2/22/13 (c)	375	374
Midwest Generation LLC term loan 6.845% 4/27/11 (c)	895	895
Mirant North America LLC term loan 7.07% 1/3/13 (c)	20,035	20,035
NRG Energy, Inc.:
Credit-Linked Deposit 7.35% 2/1/13 (c)	30,566	30,796
term loan 7.35% 2/1/13 (c)	71,508	72,044
NSG Holdings LLC:
term loan 6.86% 6/15/14 (c)	6,286	6,278
6.86% 6/15/14 (c)	714	713
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Reliant Energy, Inc.:
term loan 7.695% 12/1/10 (c)	$ 4,560	$ 4,600
7.5617% 12/1/10 (c)	3,429	3,459
		224,960
Energy - 2.8%
Alon USA, Inc. term loan 7.605% 6/22/13 (c)	3,970	3,990
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.25% 3/30/12 (c)	1,160	1,163
term loan 8.35% 3/30/14 (c)	8,840	8,862
Citgo Petroleum Corp. Tranche B, term loan 6.695% 11/15/12 (c)	12,051	12,051
Coffeyville Resources LLC:
Credit-Linked Deposit 8.2494% 12/28/13 (c)	486	489
Tranche D, term loan 8.3495% 12/28/13 (c)	2,507	2,520
Colonial Pipeline Co. term loan 7.359% 2/27/12 (c)	2,490	2,515
Compagnie Generale de Geophysique SA term loan 7.35% 1/12/14 (c)	9,975	10,050
El Paso Corp. 7.254% 7/31/11 (c)	27,981	28,156
Energy Transfer Equity LP term loan 7.08% 11/1/12 (c)	4,000	4,025
Energy XXI Gulf Coast, Inc. Tranche 2LN, term loan 10.875% 4/4/10 (c)	3,000	3,000
MEG Energy Corp.:
term loan 7.35% 4/3/13 (c)	2,475	2,494
Tranche DD, term loan 4/3/13 (e)	2,500	2,494
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 7.85% 11/1/13 (c)	7,548	7,586
Tranche B, Credit-Linked Deposit 7.85% 11/1/13 (c)	892	896
Sandridge Energy, Inc. term loan 8.975% 4/1/14 (c)	8,000	8,130
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.225% 10/31/12 (c)	3,290	3,315
term loan 7.3565% 10/31/12 (c)	13,504	13,605
Vulcan/Plains Resources, Inc. term loan 6.86% 8/12/11 (c)	2,884	2,887
W&T Offshore, Inc. Tranche B, term loan 7.6% 8/24/10 (c)	4,810	4,846
Western Refining, Inc.:
term loan LIBOR +1.75 4/6/14 (c)	11,877	11,877
Tranche DD, term loan 4/6/14 (e)	2,903	2,903
		137,854
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 1.7%
Alliance Atlantis Communications, Inc. Tranche C, term loan 6.85% 12/19/11 (c)	$ 3,920	$ 3,915
AMC Entertainment, Inc. term loan 7.07% 1/26/13 (c)	10,369	10,408
Cinemark USA, Inc. term loan 7.383% 10/5/13 (c)	13,930	13,965
MGM Holdings II, Inc. Tranche B, term loan 8.6% 4/8/12 (c)	14,261	14,261
National CineMedia LLC term loan 7.09% 2/13/15 (c)	14,000	14,000
Regal Cinemas Corp. term loan 7.1% 10/27/13 (c)	27,203	27,203
		83,752
Environmental - 1.4%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (c)	17,424	17,511
term loan 7.0966% 3/28/14 (c)	39,292	39,488
Brickman Group Holdings, Inc. Tranche B, term loan 7.3986% 1/23/14 (c)	3,000	3,000
Casella Waste Systems, Inc. Tranche B, term loan 7.36% 4/28/10 (c)	2,000	2,008
Synagro Technologies, Inc. Tranche 1LN, term loan 7.32% 3/30/14 (c)	470	472
Waste Services, Inc. Tranche E, term loan 7.82% 3/31/11 (c)	3,885	3,904
		66,383
Food and Drug Retail - 0.9%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 7.875% 7/30/11 (c)	28,753	28,753
SUPERVALU, Inc. Tranche B, term loan 6.84% 6/2/12 (c)	15,771	15,850
		44,603
Food/Beverage/Tobacco - 2.0%
B&G Foods, Inc. Tranche C, term loan 7.36% 2/26/13 (c)	2,800	2,814
Bumble Bee Foods LLC Tranche B, term loan 7.1088% 5/2/12 (c)	3,000	3,000
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (c)	36,492	36,583
Dean Foods Co. Tranche B, term loan 6.875% 4/2/14 (c)	24,000	24,030
Del Monte Corp. Tranche B, term loan 6.8379% 2/8/12 (c)	10,248	10,235
Herbalife International, Inc. term loan 6.82% 7/21/13 (c)	3,738	3,738
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Michael Foods, Inc. Tranche B, term loan 7.36% 11/21/10 (c)	$ 4,020	$ 4,040
Reddy Ice Group, Inc. term loan 7.105% 8/12/12 (c)	2,000	2,005
Reynolds American, Inc. Tranche B, term loan 7.1136% 5/31/12 (c)	11,910	11,970
		98,415
Gaming - 2.8%
Alliance Gaming Corp. term loan 8.61% 9/5/09 (c)	3,651	3,647
Ameristar Casinos, Inc. term loan 6.82% 11/10/12 (c)	5,974	5,974
Boyd Gaming Corp. term loan 6.82% 6/30/11 (c)	13,143	13,160
Choctaw Resort Development Enterprise term loan 7.0738% 11/4/11 (c)	1,876	1,883
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (c)	3,797	3,820
Greenwood Racing, Inc. term loan 7.57% 11/28/11 (c)	1,995	2,005
Kerzner International Ltd.:
term loan 8.34% 9/1/13 (c)	1,809	1,805
Class DD, term loan 8.3418% 9/1/13 (c)(e)	941	938
Penn National Gaming, Inc. Tranche B, term loan 7.114% 10/31/12 (c)	18,292	18,475
Pinnacle Entertainment, Inc. Tranche B, term loan 7.32% 12/14/11 (c)	5,350	5,397
Seminole Tribe of Florida:
Tranche B1, term loan 6.875% 3/5/14 (c)(e)	777	777
Tranche B2, term loan 6.875% 3/5/14 (c)	2,623	2,623
Tranche B3, term loan 6.875% 3/5/14 (c)	2,599	2,599
Tropicana Entertainment term loan 7.85% 7/3/08 (c)	8,700	8,765
Trump Entertainment Resorts Holdings LP Tranche B, term loan 7.864% 5/20/12 (c)(e)	14,394	14,484
Venetian Casino Resort LLC Tranche B, term loan 7.09% 6/15/11 (c)	24,200	24,200
Venetian Macau Ltd. Tranche B, term loan:
7.6% 5/26/12 (c)(e)	3,369	3,395
7.85% 5/26/13 (c)	7,631	7,707
Venetian Macau US Finance, Inc. Tranche B, term loan 7.6% 5/25/13 (c)	4,000	4,030
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.225% 8/15/13 (c)	9,180	9,255
		134,939
Healthcare - 9.4%
Advanced Medical Optics, Inc. term loan 7.093% 4/2/14 (c)	2,540	2,553
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
AmeriPath, Inc. Tranche B, term loan 7.36% 10/31/12 (c)	$ 2,970	$ 2,970
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.3798% 2/7/12 (c)	10,017	10,054
Community Health Systems, Inc. term loan 7.1% 8/19/11 (c)	43,587	43,587
Concentra Operating Corp. term loan 7.3321% 9/30/11 (c)	3,119	3,134
CONMED Corp. Tranche B, term loan 7.07% 4/12/13 (c)	2,111	2,111
DaVita, Inc. Tranche B1, term loan 6.8418% 10/5/12 (c)	45,257	45,313
DJO, Inc. Tranche B, term loan 6.875% 4/7/13 (c)	2,478	2,478
Emdeon Business Services term loan 7.6% 11/16/13 (c)	1,962	1,967
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.7262% 3/31/12 (c)	40,607	40,557
Gentiva Health Services, Inc. term loan 7.5853% 3/31/13 (c)	1,800	1,809
HCA, Inc. Tranche B, term loan 7.6% 11/17/13 (c)	116,708	117,870
Health Management Associates, Inc. Tranche B, term loan 7.1% 2/28/14 (c)	26,820	26,921
HealthSouth Corp. term loan 7.847% 3/10/13 (c)	27,239	27,409
IASIS Healthcare Corp.:
term loan 7.356% 3/15/14 (c)	10,183	10,208
Tranche DD, term loan 3/15/14 (e)	3,479	3,488
7.32% 3/15/14 (c)	928	930
Kinetic Concepts, Inc. Tranche B2, term loan 6.85% 8/11/10 (c)	4,126	4,126
LifePoint Hospitals, Inc. Tranche B, term loan 6.985% 4/15/12 (c)	21,728	21,755
National Renal Institutes, Inc. term loan 7.625% 3/31/13 (c)	3,434	3,430
Psychiatric Solutions, Inc. term loan 7.0881% 7/1/12 (c)	8,314	8,314
PTS Acquisition Corp. term loan 7.6% 4/5/14 (c)	14,000	14,018
Renal Advantage, Inc. Tranche B, term loan 7.85% 9/30/12 (c)	6,617	6,658
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.57% 6/15/12 (c)	3,930	3,940
Sun Healthcare Group, Inc.:
Tranche B, term loan 7.355% 4/19/14 (c)	4,276	4,276
Tranche DD, term loan 4/19/14 (e)	759	759
5.255% 4/19/13 (c)	966	966
Team Health, Inc. term loan 7.86% 11/22/12 (c)	16,294	16,294
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
U.S. Oncology, Inc.:
Tranche B, term loan 7.6153% 8/20/11 (c)	$ 8,461	$ 8,493
Tranche C, term loan 7.6% 8/20/11 (c)	1,945	1,952
Vanguard Health Holding Co. I term loan 7.6% 9/23/11 (c)	5,720	5,755
Vicar Operating, Inc. term loan 6.875% 5/16/11 (c)	9,816	9,791
VWR Corp. Tranche B, term loan 7.61% 4/7/11 (c)	5,819	5,863
		459,749
Homebuilding/Real Estate - 1.7%
Apartment Investment & Management Co. term loan 6.855% 3/22/11 (c)	2,100	2,105
Blount, Inc. Tranche B1, term loan 7.0849% 8/9/10 (c)	1,640	1,640
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (c)	7,442	7,498
CB Richard Ellis Group, Inc. Tranche B, term loan 6.82% 12/20/13 (c)	6,983	6,991
EOP Operating LP term loan 7.57% 2/28/09 (c)	13,626	13,626
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (c)	25,803	25,787
LandSource Communities Development LLC Tranche B 1LN, term loan 8.07% 2/27/13 (c)	7,980	8,080
Realogy Corp.:
Tranche B, term loan 8.35% 10/10/13 (c)	9,455	9,478
8.32% 10/10/13 (c)	2,545	2,552
Tishman Speyer Properties term loan 7.07% 12/27/12 (c)	5,000	5,019
		82,776
Hotels - 0.2%
Hilton Hotels Corp. Tranche B, term loan 6.6948% 2/22/13 (c)	7,317	7,317
Leisure - 1.2%
Cedar Fair LP term loan 7.32% 8/30/12 (c)	9,925	10,012
London Arena & Waterfront Finance LLC Tranche A, term loan 7.84% 3/8/12 (c)	2,970	2,985
Six Flags Theme Park, Inc. Tranche B1, term loan 8.6037% 6/30/09 (c)	25,878	25,878
Town Sports International LLC term loan 7.125% 2/27/14 (c)	3,990	4,000
Universal City Development Partners Ltd. term loan 7.3599% 6/9/11 (c)	16,741	16,783
		59,658
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 1.9%
Aleris International, Inc. term loan 7.375% 12/19/13 (c)	$ 3,990	$ 3,995
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.1% 10/26/12 (c)	14,825	14,880
Compass Minerals Tranche B, term loan 6.8453% 12/22/12 (c)	11,879	11,879
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 7.07% 3/19/14 (c)	40,890	40,993
Novelis, Inc. term loan 7.61% 1/7/12 (c)	16,178	16,219
Stillwater Mining Co. term loan 7.625% 7/30/10 (c)	2,124	2,129
		90,095
Paper - 3.7%
Appleton Papers, Inc. term loan 7.6047% 6/11/10 (c)	3,039	3,039
Boise Cascade Holdings LLC Tranche D, term loan 6.82% 10/26/11 (c)	20,632	20,632
Buckeye Technologies, Inc. term loan 7.8441% 3/15/08 (c)	1,674	1,676
Domtar Corp. Tranche B, term loan 6.735% 3/7/14 (c)	4,000	3,990
Georgia-Pacific Corp.:
term loan 7.09% 12/29/13 (c)	14,963	15,037
Tranche B1, term loan 7.3199% 12/23/12 (c)	74,063	74,433
Graphic Packaging International, Inc. Tranche C, term loan 7.8325% 8/8/10 (c)	14,663	14,663
NewPage Corp. term loan 7.625% 5/2/11 (c)	4,172	4,203
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.32% 11/1/10 (c)	4,164	4,195
Tranche B, term loan 7.375% 11/1/11 (c)	16,207	16,328
Tranche C, term loan 7.375% 11/1/11 (c)	8,710	8,775
Tranche C1, term loan 7.375% 11/1/11 (c)	2,795	2,819
Verso Paper Holdings LLC Tranche B, term loan 7.125% 8/1/13 (c)	5,444	5,464
Xerium Technologies, Inc. Tranche B, term loan 8.1% 5/18/12 (c)	4,499	4,494
		179,748
Publishing/Printing - 3.3%
CBD Media, Inc. Tranche D, term loan 7.82% 12/31/09 (c)	1,747	1,754
Cenveo Corp.:
term loan 7.1% 6/21/13 (c)	7,448	7,458
Tranche DD, term loan 7.1% 6/21/13 (c)	248	249
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.5956% 11/8/08 (c)	$ 1,735	$ 1,733
Tranche B, term loan 6.8469% 5/8/09 (c)	13,998	13,998
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.5988% 9/9/09 (c)	3,238	3,238
Tranche B, term loan 6.85% 3/9/10 (c)	12,838	12,838
Tranche B1, term loan 6.8593% 3/10/10 (c)	12,959	12,959
Idearc, Inc. term loan 7.35% 11/17/14 (c)	38,895	39,138
MediMedia USA, Inc. Tranche B, term loan 7.833% 10/5/13 (c)	2,776	2,786
R.H. Donnelley Corp. Tranche D2, term loan 6.8511% 6/30/11 (c)	27,468	27,434
Sun Media Corp. Canada Tranche B, term loan 7.105% 2/7/09 (c)	1,567	1,567
The Reader's Digest Association, Inc. term loan 7.3391% 3/2/14 (c)	12,610	12,626
Yell Group PLC Tranche B1, term loan 7.32% 2/10/13 (c)	24,200	24,351
		162,129
Railroad - 0.3%
Kansas City Southern Railway Co. Tranche B, term loan 7.0731% 4/28/13 (c)	16,873	16,873
Restaurants - 0.6%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.2076% 7/25/12 (c)	4,501	4,524
Burger King Corp. Tranche B1, term loan 6.875% 6/30/12 (c)	17,994	18,039
Del Taco Tranche B, term loan 7.6% 3/29/13 (c)	4,950	4,944
El Pollo Loco, Inc. Tranche B, term loan 7.855% 11/18/11 (c)	1,969	1,981
		29,488
Services - 3.1%
Acosta, Inc. term loan 7.57% 7/28/13 (c)	2,978	3,002
Adesa, Inc. term loan 7.57% 10/18/13 (c)	6,000	6,038
Aramark Corp.:
term loan 7.475% 1/26/14 (c)	62,067	62,378
7.445% 1/26/14 (c)	4,436	4,458
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 7.625% 2/7/14 (c)	4,790	4,790
Coinmach Corp. Tranche B1, term loan 7.875% 12/19/12 (c)	5,970	6,007
Coinstar, Inc. term loan 7.35% 7/1/11 (c)	5,520	5,547
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.375% 6/1/13 (c)	$ 3,963	$ 3,977
Hertz Corp.:
Credit-Linked Deposit 7.35% 12/21/12 (c)	1,444	1,453
Tranche B, term loan 7.0822% 12/21/12 (c)	8,069	8,119
Iron Mountain, Inc. term loan 6.865% 4/16/14 (c)	10,000	10,025
McJunkin Corp. term loan 7.6% 1/31/14 (c)	1,995	2,000
RSC Equipment Rental term loan 8.9332% 11/30/12 (c)	2,985	2,989
The Geo Group, Inc. term loan 6.8245% 1/24/14 (c)	1,798	1,803
United Rentals, Inc.:
term loan 7.32% 2/14/11 (c)	4,681	4,704
Tranche B, Credit-Linked Deposit 7.32% 2/14/11 (c)	1,937	1,946
US Investigations Services, Inc.:
term loan 7.85% 10/14/12 (c)	5,910	5,954
term loan D 7.85% 10/14/12 (c)	1,990	2,005
West Corp. term loan 7.7497% 10/24/13 (c)	14,663	14,773
		151,968
Shipping - 0.2%
Baker Tanks, Inc. Tranche B, term loan 9.5% 11/23/12 (c)	879	879
Laidlaw International, Inc. Tranche B, term loan 7.09% 7/31/13 (c)	8,955	8,966
		9,845
Specialty Retailing - 0.2%
GNC Corp. term loan 7.6% 9/16/13 (c)	7,000	7,000
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (c)	4,970	5,009
		12,009
Super Retail - 1.6%
Buhrmann US, Inc. Tranche D1, term loan 7.1001% 12/31/10 (c)	5,534	5,547
FTD, Inc. term loan 7.36% 7/28/13 (c)	3,661	3,670
Gold Toe Investment Corp. Tranche 1LN, term loan 8.109% 10/30/13 (c)	5,985	6,030
J. Crew Group, Inc. term loan 7.1227% 5/15/13 (c)	3,911	3,921
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (c)	16,563	16,563
Neiman Marcus Group, Inc. term loan 7.3463% 4/6/13 (c)	9,239	9,308
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 7.9772% 10/26/13 (c)	$ 9,925	$ 10,000
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (c)	3,691	3,709
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (c)	19,000	19,166
		77,914
Technology - 4.7%
Acxiom Corp. term loan 7.0828% 9/15/12 (c)	4,549	4,572
Advanced Micro Devices, Inc. term loan 7.34% 12/31/13 (c)	8,336	8,347
Affiliated Computer Services, Inc.:
term loan 7.32% 3/20/13 (c)	13,163	13,196
Tranche B2, term loan 7.32% 3/20/13 (c)	7,920	7,940
AMI Semiconductor, Inc. term loan 6.82% 4/1/12 (c)	1,480	1,473
Eastman Kodak Co.:
term loan 7.57% 10/18/12 (c)	9,985	9,997
Tranche DD, term loan 7.57% 10/20/12 (c)	1,985	1,988
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (c)	43,900	43,900
Global Tel*Link Corp.:
term loan 8.85% 2/14/13 (c)(e)	1,557	1,569
8.76% 2/14/13 (c)(e)	435	438
Itron, Inc. term loan 7.358% 4/18/14 (c)	2,410	2,428
K & F Industries, Inc. term loan 7.32% 11/18/12 (c)	7,734	7,734
ON Semiconductor Corp. term loan 7.1% 9/6/13 (c)	1,286	1,286
Open Solutions, Inc. term loan 7.485% 1/23/14 (c)	4,490	4,507
Open Text Corp. term loan 7.86% 10/2/13 (c)	5,970	6,000
PGS Solutions, Inc. term loan 7.61% 2/14/13 (c)	1,230	1,241
Riverdeep Interactive Learning USA, Inc. term loan:
8.1% 12/20/13 (c)	17,127	17,170
11.55% 12/21/07 (c)	9,000	9,000
Serena Software, Inc. term loan 7.5856% 3/10/13 (c)	5,175	5,194
SunGard Data Systems, Inc. term loan 7.36% 2/28/14 (c)	70,540	71,069
Verifone, Inc. Tranche B, term loan 7.109% 10/31/13 (c)	8,978	9,011
		228,060
Telecommunications - 4.8%
Alaska Communications Systems Holding term loan 7.1% 2/1/12 (c)	3,000	3,008
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
American Cellular Corp.:
term loan 3/15/14 (e)	$ 774	$ 773
Tranche B, term loan 7.32% 3/15/14 (c)	7,226	7,244
Centennial Cellular Operating Co. LLC term loan 7.3507% 2/9/11 (c)	15,635	15,713
Cincinnati Bell, Inc. Tranche B, term loan 6.8236% 8/31/12 (c)	7,930	7,940
Consolidated Communications, Inc. Tranche D, term loan 7.1024% 10/14/11 (c)	2,000	2,000
Crown Castle International Corp. Tranche B, term loan 6.89% 3/6/14 (c)	9,000	9,011
Digicel International Finance Ltd. term loan 7.85% 3/23/12 (c)	16,000	16,020
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (c)	20,000	20,075
Intelsat Ltd. Tranche B, term loan 7.3494% 7/3/13 (c)	29,519	29,703
Iowa Telecommunication Services, Inc. Tranche B, term loan 7.0975% 11/23/11 (c)	4,000	4,010
Knology, Inc. term loan 7.57% 4/6/12 (c)	3,000	3,008
Leap Wireless International, Inc. Tranche B, term loan 7.6% 6/16/13 (c)	6,948	6,991
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (c)	14,000	14,070
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (c)	17,920	18,010
NTELOS, Inc. Tranche B1, term loan 7.57% 8/24/11 (c)	6,775	6,805
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (c)	4,000	4,055
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,303
Time Warner Telecom, Inc. Tranche B, term loan 7.32% 1/7/13 (c)	5,985	6,022
Triton PCS, Inc. term loan 8.57% 11/18/09 (c)	7,768	7,807
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.84% 9/21/13 (c)	7,500	7,538
Tranche C, term loan 8.59% 9/21/14 (c)	7,500	7,538
Windstream Corp. Tranche B1, term loan 6.86% 7/17/13 (c)	23,556	23,673
		232,317
Textiles & Apparel - 0.7%
Hanesbrands, Inc. Tranche B 1LN, term loan 7.105% 9/5/13 (c)	18,521	18,614
Levi Strauss & Co. term loan 7.59% 4/4/14 (c)	3,000	2,976
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - continued
Warnaco Group, Inc. term loan 6.84% 1/31/13 (c)	$ 4,986	$ 4,979
William Carter Co. term loan 6.846% 6/29/12 (c)	6,883	6,883
		33,452
TOTAL FLOATING RATE LOANS (Cost $3,924,239)		3,938,300
Nonconvertible Bonds - 9.5%

Air Transportation - 0.1%
Continental Airlines, Inc. 8.4731% 6/2/13 (c)	2,000	2,055
Delta Air Lines, Inc. 8.3% 12/15/29 (f)	3,000	1,575
		3,630
Auto Parts Distribution - 0.0%
The Goodyear Tire & Rubber Co. 9.14% 12/1/09 (b)(c)	2,000	2,010
Automotive - 1.2%
Ford Motor Credit Co.:
4.95% 1/15/08	2,000	1,978
6.18% 9/28/07 (c)	16,000	16,000
8.105% 1/13/12 (c)	31,620	31,264
8.36% 11/2/07 (c)	4,000	4,038
General Motors Acceptance Corp. 6.3056% 7/16/07 (c)	4,000	4,000
		57,280
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,210
Building Materials - 0.1%
General Cable Corp. 7.725% 4/1/15 (b)(c)	5,030	5,080
Cable TV - 0.4%
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,025
7.875% 12/15/07	8,000	8,092
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,071
EchoStar Communications Corp.:
5.75% 10/1/08	4,000	4,000
7% 10/1/13	3,000	3,116
		19,304
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.1%
Case New Holland, Inc. 9.25% 8/1/11	$ 2,000	$ 2,100
Esco Corp. 9.2299% 12/15/13 (b)(c)	2,000	2,070
		4,170
Chemicals - 0.1%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,110
Georgia Gulf Corp. 9.5% 10/15/14 (b)	1,360	1,360
		3,470
Containers - 0.3%
Impress Holdings BV 8.4806% 9/15/13 (b)(c)	7,720	7,952
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,000	5,100
		13,052
Electric Utilities - 0.8%
AES Corp. 8.75% 6/15/08	3,000	3,090
CMS Energy Corp. 9.875% 10/15/07	12,000	12,180
NRG Energy, Inc. 7.375% 2/1/16	9,000	9,360
Reliant Energy, Inc. 9.25% 7/15/10	3,000	3,150
TECO Energy, Inc.:
6.125% 5/1/07	4,000	3,993
7.36% 5/1/10 (c)	5,000	5,106
		36,879
Energy - 1.2%
Mariner Energy, Inc. 8% 5/15/17	3,930	3,950
Parker Drilling Co. 10.11% 9/1/10 (c)	4,703	4,797
Pemex Project Funding Master Trust 6.6549% 6/15/10 (b)(c)	18,000	18,459
Premcor Refining Group, Inc. 9.5% 2/1/13	2,000	2,165
Southern Natural Gas Co. 6.125% 9/15/08	2,000	2,015
Williams Companies, Inc. 7.3494% 10/1/10 (b)(c)	17,000	17,446
Williams Companies, Inc. Credit Linked Certificate Trust IV 8.61% 5/1/09 (b)(c)	7,000	7,184
		56,016
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,084
10.25% 8/1/07	2,000	2,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Mirage Resorts, Inc. 6.75% 8/1/07	$ 3,000	$ 3,008
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	3,000
		10,112
Leisure - 0.1%
Universal City Florida Holding Co. I/II 10.11% 5/1/10 (c)	5,140	5,313
Metals/Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.:
8.5463% 4/1/15 (c)	12,000	12,630
10.125% 2/1/10	8,470	8,894
		21,524
Paper - 0.0%
Boise Cascade LLC/Boise Cascade Finance Corp. 8.2306% 10/15/12 (c)	2,190	2,195
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	6,000	6,270
R.H. Donnelley Corp. 8.875% 1/15/16	4,000	4,340
		10,610
Services - 0.1%
Aramark Corp. 8.86% 2/1/15 (b)(c)	3,360	3,473
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.86% 5/15/14 (b)(c)	1,650	1,695
		5,168
Shipping - 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,060
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,765
		5,825
Super Retail - 0.3%
GSC Holdings Corp./Gamestop, Inc. 9.2244% 10/1/11 (c)	16,000	16,540
Technology - 0.8%
Freescale Semiconductor, Inc. 9.2299% 12/15/14 (b)(c)	10,000	10,025
Nortel Networks Corp. 9.6056% 7/15/11 (b)(c)	17,380	18,640
NXP BV 8.1056% 10/15/13 (b)(c)	9,000	9,293
		37,958
Telecommunications - 2.8%
Centennial Communications Corp. 11.0994% 1/1/13 (c)	2,000	2,100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Embarq Corp. 6.738% 6/1/13	$ 7,111	$ 7,391
Intelsat Ltd. 11.3544% 6/15/13 (c)	2,000	2,130
IPCS, Inc. 7.48% 5/1/13 (b)(c)	3,000	3,015
Level 3 Financing, Inc. 9.15% 2/15/15 (b)(c)	4,000	4,045
Qwest Communications International, Inc. 8.86% 2/15/09 (c)	9,000	9,101
Qwest Corp. 8.6049% 6/15/13 (c)	56,150	61,344
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	3,094
8.4799% 12/15/10 (c)	38,450	39,219
Rural Cellular Corp. 8.25% 3/15/12	6,000	6,330
		137,769
TOTAL NONCONVERTIBLE BONDS (Cost $450,625)		461,115
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 5.29% (a)	415,566,681	415,567
Fidelity Money Market Central Fund, 5.4% (a)	280,351	280
TOTAL MONEY MARKET FUNDS (Cost $415,847)		415,847
Cash Equivalents - 3.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $155,246)	$ 155,268	155,246
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $4,945,957)		4,970,508
NET OTHER ASSETS - (2.1)%		(103,306)
NET ASSETS - 100%		$ 4,867,202
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,747,000 or 2.3% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $26,456,000 and $26,517,000 respectively. The coupon rate will be determined at time of settlement.

(f) Non-income producing - Issuer is in default.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$155,246,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 23,714
Barclays Capital, Inc.	52,884
Fortis Securities LLC	33,900
Lehman Brothers, Inc.	44,748
$ 155,246
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,468
Fidelity Money Market Central Fund	1,015
Total	$ 9,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007
Assets
Investment in securities, at value (including repurchase agreements of $155,246) - See accompanying schedule: Unaffiliated issuers (cost $4,530,110)	$ 4,554,661
Fidelity Central Funds (cost $415,847)	415,847
Total Investments (cost $4,945,957)		$ 4,970,508
Receivable for investments sold		66,914
Receivable for fund shares sold		18,076
Interest receivable		35,526
Distributions receivable from Fidelity Central Funds		2,003
Prepaid expenses		15
Total assets		5,093,042

Liabilities
Payable to custodian bank	$ 5,407
Payable for investments purchased	190,953
Payable for fund shares redeemed	21,314
Distributions payable	4,675
Accrued management fee	2,282
Distribution fees payable	558
Other affiliated payables	556
Other payables and accrued expenses	95
Total liabilities		225,840

Net Assets		$ 4,867,202
Net Assets consist of:
Paid in capital		$ 4,839,614
Undistributed net investment income		1,622
Accumulated undistributed net realized gain (loss) on investments		1,415
Net unrealized appreciation (depreciation) on investments		24,551
Net Assets		$ 4,867,202

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($271,342 ÷ 27,204 shares)	$ 9.97

Maximum offering price per share (100/97.25 of $9.97)	$ 10.25
Class T: Net Asset Value and redemption price per share ($413,766 ÷ 41,530 shares)	$ 9.96

Maximum offering price per share (100/97.25 of $9.96)	$ 10.24
Class B: Net Asset Value and offering price per share ($124,556 ÷ 12,502 shares)A	$ 9.96

Class C: Net Asset Value and offering price per share ($409,646 ÷ 41,078 shares)A	$ 9.97

Floating Rate High Income: Net Asset Value, offering price and redemption price per share ($3,331,832 ÷ 334,382 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($316,060 ÷ 31,736 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007

Investment Income
Interest		$ 161,409
Income from Fidelity Central Funds		9,483
Total income		170,892

Expenses
Management fee	$ 14,478
Transfer agent fees	2,650
Distribution fees	3,011
Accounting fees and expenses	691
Custodian fees and expenses	59
Independent trustees' compensation	7
Registration fees	119
Audit	82
Legal	30
Miscellaneous	15
Total expenses before reductions	21,142
Expense reductions	(53)	21,089
Net investment income		149,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,995
Change in net unrealized appreciation (depreciation) on investment securities		11,565
Net gain (loss)		13,560
Net increase (decrease) in net assets resulting from operations		$ 163,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 149,803	$ 258,782
Net realized gain (loss)	1,995	3,037
Change in net unrealized appreciation (depreciation)	11,565	(12,428)
Net increase (decrease) in net assets resulting from operations	163,363	249,391
Distributions to shareholders from net investment income	(151,995)	(254,554)
Distributions to shareholders from net realized gain	(932)	-
Total distributions	(152,927)	(254,554)
Share transactions - net increase (decrease)	242,986	327,553
Redemption fees	97	305
Total increase (decrease) in net assets	253,519	322,695

Net Assets
Beginning of period	4,613,683	4,290,988
End of period (including undistributed net investment income of $1,622 and undistributed net investment income of $3,814, respectively)	$ 4,867,202	$ 4,613,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.96	$ 9.97	$ 9.88	$ 9.45	$ 9.70
Income from Investment Operations
Net investment income E	.313	.571	.404	.285	.292	.352
Net realized and unrealized gain (loss)	.026	(.022)	(.008)	.098	.447	(.264)
Total from investment operations	.339	.549	.396	.383	.739	.088
Distributions from net investment income	(.317)	(.560)	(.397)	(.295)	(.311)	(.339)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.319)	(.560)	(.407)	(.295)	(.311)	(.339)
Redemption fees added to paid in capitalE	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.97	$ 9.95	$ 9.96	$ 9.97	$ 9.88	$ 9.45
Total ReturnB, C, D	3.45%	5.66%	4.05%	3.96%	7.95%	.90%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.02% A	1.05%	1.06%	1.08%	1.10%	1.12%
Expenses net of fee waivers, if any	1.02% A	1.05%	1.06%	1.08%	1.10%	1.10%
Expenses net of all reductions	1.01% A	1.05%	1.06%	1.08%	1.09%	1.09%
Net investment income	6.33% A	5.73%	4.05%	2.90%	3.04%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$ 271	$ 285	$ 312	$ 299	$ 88	$ 37
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Income from Investment Operations
Net investment income E	.311	.564	.396	.276	.285	.342
Net realized and unrealized gain (loss)	.026	(.022)	(.007)	.098	.446	(.263)
Total from investment operations	.337	.542	.389	.374	.731	.079
Distributions from net investment income	(.315)	(.553)	(.390)	(.286)	(.303)	(.330)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.317)	(.553)	(.400)	(.286)	(.303)	(.330)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total Return B, C, D	3.44%	5.60%	3.98%	3.87%	7.87%	.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.11%	1.13%	1.17%	1.18%	1.20%
Expenses net of fee waivers, if any	1.06% A	1.11%	1.13%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.06% A	1.11%	1.13%	1.17%	1.18%	1.19%
Net investment income	6.29% A	5.67%	3.98%	2.81%	2.96%	3.54%
Supplemental Data
Net assets, end of period (in millions)	$ 414	$ 472	$ 511	$ 389	$ 113	$ 75
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Income from Investment Operations
Net investment income E	.285	.513	.346	.231	.243	.298
Net realized and unrealized gain (loss)	.027	(.022)	(.008)	.096	.444	(.263)
Total from investment operations	.312	.491	.338	.327	.687	.035
Distributions from net investment income	(.290)	(.502)	(.339)	(.239)	(.259)	(.286)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.292)	(.502)	(.349)	(.239)	(.259)	(.286)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total Return B, C, D	3.17%	5.06%	3.46%	3.38%	7.38%	.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58% A	1.63%	1.64%	1.65%	1.64%	1.65%
Expenses net of fee waivers, if any	1.58% A	1.63%	1.64%	1.65%	1.63%	1.64%
Expenses net of all reductions	1.58% A	1.62%	1.64%	1.65%	1.63%	1.64%
Net investment income	5.76% A	5.16%	3.47%	2.33%	2.50%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 125	$ 143	$ 173	$ 184	$ 134	$ 118
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.96	$ 9.97	$ 9.87	$ 9.45	$ 9.70
Income from Investment Operations
Net investment income E	.281	.508	.341	.224	.235	.290
Net realized and unrealized gain (loss)	.026	(.022)	(.008)	.107	.434	(.263)
Total from investment operations	.307	.486	.333	.331	.669	.027
Distributions from net investment income	(.285)	(.497)	(.334)	(.233)	(.251)	(.278)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.287)	(.497)	(.344)	(.233)	(.251)	(.278)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.97	$ 9.95	$ 9.96	$ 9.97	$ 9.87	$ 9.45
Total Return B, C, D	3.12%	5.00%	3.40%	3.41%	7.18%	.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67% A	1.68%	1.69%	1.71%	1.72%	1.73%
Expenses net of fee waivers, if any	1.67% A	1.68%	1.69%	1.71%	1.71%	1.73%
Expenses net of all reductions	1.67% A	1.68%	1.69%	1.71%	1.71%	1.73%
Net investment income	5.68% A	5.10%	3.42%	2.27%	2.42%	3.00%
Supplemental Data
Net assets, end of period (in millions)	$ 410	$ 450	$ 539	$ 524	$ 269	$ 235
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Floating Rate High Income

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income D	.325	.593	.427	.309	.311	.040
Net realized and unrealized gain (loss)	.027	(.021)	(.008)	.099	.450	(.084)
Total from investment operations	.352	.572	.419	.408	.761	(.044)
Distributions from net investment income	(.330)	(.583)	(.420)	(.320)	(.333)	(.037)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.332)	(.583)	(.430)	(.320)	(.333)	(.037)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total Return B, C	3.59%	5.92%	4.30%	4.22%	8.20%	(.45)%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.81%	.82%	.84%	.86%	1.15% A
Expenses net of fee waivers, if any	.76% A	.81%	.82%	.84%	.86%	.95% A
Expenses net of all reductions	.76% A	.81%	.82%	.84%	.86%	.94% A
Net investment income	6.59% A	5.97%	4.29%	3.14%	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,332	$ 2,989	$ 2,471	$ 1,982	$ 811	$ 18
Portfolio turnover rate F	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.86	$ 9.44	$ 9.69
Income from Investment Operations
Net investment income D	.324	.591	.424	.304	.312	.365
Net realized and unrealized gain (loss)	.027	(.021)	(.007)	.110	.436	(.262)
Total from investment operations	.351	.570	.417	.414	.748	.103
Distributions from net investment income	(.329)	(.581)	(.418)	(.316)	(.330)	(.354)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.331)	(.581)	(.428)	(.316)	(.330)	(.354)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.86	$ 9.44
Total Return B, C	3.58%	5.89%	4.27%	4.29%	8.06%	1.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.84%	.85%	.87%	.90%	.94%
Expenses net of fee waivers, if any	.79% A	.84%	.85%	.87%	.89%	.94%
Expenses net of all reductions	.78% A	.83%	.85%	.87%	.89%	.93%
Net investment income	6.56% A	5.95%	4.26%	3.11%	3.24%	3.79%
Supplemental Data
Net assets, end of period (in millions)	$ 316	$ 275	$ 285	$ 182	$ 36	$ 18
Portfolio turnover rate F	71% A	61%	66%	61%	55%	77%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 26,475
Unrealized depreciation	(1,661)
Net unrealized appreciation (depreciation)	$ 24,814
Cost for federal income tax purposes	$ 4,945,694

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities and U.S. government securities, aggregated $1,736,956 and $1,509,434, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% (.55% prior to February 1, 2007) of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..62% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 227	$ 11
Class T	0%	.25%	545	-
Class B	.55%	.15%	468	369
Class C	.75%	.25%	1,771	271
			$ 3,011	$ 651

On January 18, 2007, the Board of Trustees approved an increase in Class A's service fee from 0.15% to 0.25% and an increase in Class C's distribution fee from .55% to ..75%. The new fee rates were effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares (3.75% prior to April 1, 2007), and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66
Class T	14
Class B*	123
Class C*	51
$ 254

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 247.18
Class T	305.14
Class B	141.21
Class C	349.17
Fidelity Floating Rate High Income	1,436.09
Institutional Class	172.12
	$ 2,650

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $37. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Floating Rate High Income	$ 3

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Advisor Series I, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October31, 2006
From net investment income
Class A	$ 8,696	$ 17,229
Class T	13,820	27,896
Class B	3,892	7,934
Class C	12,206	24,590
Floating Rate High Income	103,993	159,948
Institutional Class	9,388	16,957
Total	$ 151,995	$ 254,554
From net realized gain
Class A	$ 56	$ -
Class T	92	-
Class B	28	-
Class C	89	-
Floating Rate High Income	612	-
Institutional Class	55	-
Total	$ 932	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	4,304	12,422	$ 42,940	$ 123,689
Reinvestment of distributions	628	1,255	6,265	12,492
Shares redeemed	(6,411)	(16,310)	(63,923)	(162,319)
Net increase (decrease)	(1,479)	(2,633)	$ (14,718)	$ (26,138)
Class T
Shares sold	4,612	17,758	$ 45,939	$ 176,613
Reinvestment of distributions	1,235	2,513	12,301	24,979
Shares redeemed	(11,824)	(24,131)	(117,744)	(239,998)
Net increase (decrease)	(5,977)	(3,860)	$ (59,504)	$ (38,406)
Class B
Shares sold	517	1,874	$ 5,155	$ 18,623
Reinvestment of distributions	294	591	2,924	5,877
Shares redeemed	(2,673)	(5,517)	(26,620)	(54,870)
Net increase (decrease)	(1,862)	(3,052)	$ (18,541)	$ (30,370)
Class C
Shares sold	2,984	9,134	$ 29,757	$ 90,864
Reinvestment of distributions	837	1,673	8,338	16,649
Shares redeemed	(7,926)	(19,730)	(79,010)	(196,393)
Net increase (decrease)	(4,105)	(8,923)	$ (40,915)	$ (88,880)
Floating Rate High Income
Shares sold	79,558	141,867	$ 792,537	$ 1,411,172
Reinvestment of distributions	8,908	13,747	88,735	136,672
Shares redeemed	(54,709)	(103,278)	(544,972)	(1,027,044)
Net increase (decrease)	33,757	52,336	$ 336,300	$ 520,800
Institutional Class
Shares sold	10,879	16,093	$ 108,396	$ 159,986
Reinvestment of distributions	463	756	4,613	7,512
Shares redeemed	(7,298)	(17,805)	(72,645)	(176,951)
Net increase (decrease)	4,044	(956)	$ 40,364	$ (9,453)

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments as of April 30, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 2006, and the financial highlights for the six months then ended and for each of the five years in the period ended October 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 2006, and the financial highlights for the six months then ended and for each of the five years in the period ended October 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2007

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

On January 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the fund, effective February 1, 2007. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information. In determining whether to approve the contract, the Board considered that the Amended Contract lowered the individual fund fee component of the management fee from 55 basis points to 45 basis points of the fund's average daily net assets.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers, including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of administrative, distribution and shareholder services performed by the Investment Advisers and affiliated companies.

Investment Performance. The Board noted that the approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated, or its trading and compliance operations.

Based on this review of services, the Board concluded that the nature, extent, and quality of services provided to the fund will benefit shareholders of the fund.

Competitiveness of Management Fees and Total Fund Expenses. In approving the Amended Contract, the Board considered the fund's proposed management fee and projected total expenses compared to similar funds offered by other fund companies. The Board noted that the lower management fee rate proposed for the fund would have ranked the fund's management fee below the median of its competitors for 2005. The Board also considered other pricing changes for certain classes of the fund and noted that the projected total expenses of each class of the fund would have ranked below the median of its competitors for 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on this review, the Board concluded that the fund's management fee and the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. In connection with its approval of the fund's Amended Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement because it was approving an arrangement that reduces the management fee that the fund pays. The Board noted Fidelity's assertion that reducing the management fee for the fund would reduce Fidelity's profitability. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Amended Contract, the Board received additional information regarding similar funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after consideration of all material factors, the Board concluded that the advisory fee structure is fair and reasonable, and that the Amended Contract should be approved.

On April 19, 2007, the Board voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Semiannual Report

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AFR-USAN-0607
1.784877.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,034.50	$ 5.15
Hypothetical A	$ 1,000.00	$ 1,019.74	$ 5.11
Class T
Actual	$ 1,000.00	$ 1,034.40	$ 5.35
Hypothetical A	$ 1,000.00	$ 1,019.54	$ 5.31
Class B
Actual	$ 1,000.00	$ 1,031.70	$ 7.96
Hypothetical A	$ 1,000.00	$ 1,016.96	$ 7.90
Class C
Actual	$ 1,000.00	$ 1,031.20	$ 8.41**
Hypothetical A	$ 1,000.00	$ 1,016.51	$ 8.35**
Floating Rate High Income
Actual	$ 1,000.00	$ 1,035.90	$ 3.84**
Hypothetical A	$ 1,000.00	$ 1,021.03	$ 3.81**
Institutional Class
Actual	$ 1,000.00	$ 1,035.80	$ 3.99**
Hypothetical A	$ 1,000.00	$ 1,020.88	$ 3.96**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.02%
Class T	1.06%
Class B	1.58%
Class C	1.67%**
Floating Rate High Income	.76%**
Institutional Class	.79%**

** If distribution fees and changes to voluntary expense limitations, effective April 1, 2007 for Class C, and management fees effective February 1, 2007 for all classes had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class C	1.79%
Actual		$ 9.01
HypotheticalA		$ 8.95
Floating Rate High Income	.71%
Actual		$ 3.58
HypotheticalA		$ 3.56
Institutional Class	.74%
Actual		$ 3.74
HypotheticalA		$ 3.71

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.4	0.6
NRG Energy, Inc.	2.3	2.5
CSC Holdings, Inc.	2.2	2.2
Georgia-Pacific Corp.	1.8	2.1
UPC Broadband Holding BV	1.7	1.0
	10.4
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.4	7.8
Cable TV	8.7	8.8
Telecommunications	7.6	7.7
Technology	5.5	5.4
Electric Utilities	5.4	4.9
Quality Diversification (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
U.S.Government and U.S.Government Agency Obligations 0.0%	U.S.Government and U.S.Government Agency Obligations 0.4%
AAA, AA, A 0.0%	AAA, AA, A 0.0%
BBB 4.8%	BBB 2.0%
BB 47.5%	BB 48.5%
B 20.1%	B 26.0%
CCC,CC,C 0.1%	CCC,CC,C 0.2%
Not Rated 17.9%	Not Rated 13.0%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 9.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Floating Rate Loans 80.9%		Floating Rate Loans 78.8%
	Nonconvertible Bonds 9.5%		Nonconvertible Bonds 10.9%
	U.S. Government and U.S. Government Agency Obligations 0.0%		U.S. Government and U.S. Government Agency Obligations 0.4%
	Short-Term Investments and Net Other Assets 9.6%		Short-Term Investments and Net Other Assets 9.9%
* Foreign investments	5.2%	** Foreign investments	5.9%

Semiannual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Floating Rate Loans (d) - 80.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.9%
BE Aerospace, Inc. term loan B 6.88% 8/24/12 (c)	$ 5,935	$ 5,950
DRS Technologies, Inc. term loan 6.8583% 1/31/13 (c)	1,398	1,398
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.105% 12/31/11 (c)	11,917	11,992
Transdigm, Inc. term loan 7.3479% 6/23/13 (c)	15,340	15,455
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 7.6% 9/29/13 (c)	7,719	7,786
		42,581
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 1LN, Revolving Credit-Linked Deposit 7.355% 4/25/14 (c)	6,000	6,023
Northwest Airlines Corp. Tranche B, term loan 8.85% 12/31/13 (c)	1,941	1,950
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (c)	4,000	3,995
		11,968
Auto Parts Distribution - 1.6%
Navistar International Corp.:
term loan 8.6099% 1/19/12 (c)	11,000	11,165
8.5994% 1/19/12 (c)	4,000	4,060
Oshkosh Truck Co. Tranche B, term loan 7.1% 12/6/13 (c)	28,928	29,000
Tenneco, Inc. Credit-Linked Deposit 6.82% 3/16/14 (c)	6,000	6,000
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 7.1% 4/30/14 (c)	27,000	27,000
		77,225
Automotive - 3.3%
AM General LLC:
Tranche B, term loan 8.3808% 9/30/13 (c)	2,855	2,880
8.32% 9/30/12 (c)	97	98
Dana Corp. term loan 7.88% 4/13/08 (c)	14,120	14,120
Delphi Corp. term loan:
7.625% 12/31/07 (c)	14,000	14,035
8.125% 12/31/07 (c)	34,000	34,128
Ford Motor Co. term loan 8.36% 12/15/13 (c)	27,920	28,060
General Motors Corp. term loan 7.725% 11/29/13 (c)	27,222	27,426
Rexnord Corp. Tranche B, term loan 7.8575% 7/19/13 (c)	10,639	10,706
TRW Automotive Holdings Corp.:
Tranche B, term loan 6.9375% 6/30/12 (c)	2,260	2,260
Tranche B2, term loan 6.875% 6/30/12 (c)	1,975	1,975
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
TRW Automotive Holdings Corp.: - continued
Tranche E, term loan 6.875% 10/31/10 (c)	$ 14,663	$ 14,663
Visteon Corp. term loan 8.38% 6/13/13 (c)	10,000	10,075
		160,426
Broadcasting - 1.7%
Cumulus Media, Inc. term loan 7.3231% 6/7/13 (c)	1,904	1,913
Emmis Operating Co. Tranche B, term loan 7.35% 11/1/13 (c)	7,000	7,044
Entravision Communication Corp. term loan 6.85% 3/29/13 (c)	5,910	5,917
Montecito Broadcast Group LLC Tranche 1, term loan 7.86% 1/27/13 (c)	1,975	1,987
Nexstar Broadcasting, Inc. Tranche B, term loan 7.1% 10/1/12 (c)	17,863	18,087
Paxson Communications Corp. term loan 8.6056% 1/15/12 (c)	6,000	6,120
Raycom TV Broadcasting, Inc. Tranche B, term loan 6.875% 8/28/13 (c)	3,927	3,918
Spanish Broadcasting System, Inc. Tranche 1, term loan 7.1% 6/10/12 (c)	2,840	2,836
VNU, Inc. term loan 7.61% 8/9/13 (c)	33,748	34,043
		81,865
Building Materials - 0.2%
Goodman Global Holdings, Inc. Tranche C, term loan 7.125% 12/23/11 (c)	2,834	2,834
Nortek Holdings, Inc. Tranche B, term loan 7.3649% 8/27/11 (c)	5,726	5,747
		8,581
Cable TV - 8.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.35% 3/6/14 (c)	23,000	22,971
CSC Holdings, Inc. Tranche B, term loan 7.0838% 3/29/13 (c)	95,092	95,449
DIRECTV Holdings LLC Tranche B, term loan 6.82% 4/13/13 (c)	34,066	34,193
Insight Midwest Holdings LLC Tranche B, term loan 7.35% 4/6/14 (c)	10,000	10,056
Liberty Cablevision of Puerto Rico LTC term loan 7.61% 3/1/13 (c)	4,950	4,962
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche D1, term loan 7.1037% 1/31/15 (c)	3,920	3,916
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
Mediacom LLC Tranche C1, term loan 7.1004% 1/31/15 (c)	$ 6,808	$ 6,799
NTL Cable PLC Tranche B, term loan 7.3556% 1/10/13 (c)	23,680	23,858
PanAmSat Corp. Tranche B2, term loan 7.3494% 1/3/14 (c)	29,850	30,037
San Juan Cable, Inc. Tranche 1, term loan 7.3475% 10/31/12 (c)	5,925	5,918
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/16/14 (c)	74,228	74,135
Tranche DD 1LN, term loan 9/16/14 (e)	4,772	4,766
UPC Broadband Holding BV:
Tranche J2, term loan 7.37% 3/31/13 (c)	20,504	20,504
Tranche K2, term loan 7.37% 12/31/13 (c)	20,504	20,504
Tranche N1, term loan 7.08% 12/31/14 (c)	44,008	43,964
Wide Open West Finance LLC Tranche 1, term loan 7.6057% 5/1/13 (c)	2,790	2,804
		404,836
Capital Goods - 2.2%
AGCO Corp. term loan 7.1% 7/3/09 (c)	2,480	2,489
Amsted Industries, Inc.:
term loan 7.35% 4/5/13 (c)	5,792	5,821
Tranche DD, term loan 7.35% 4/5/13 (c)	3,111	3,127
Ashtead Group PLC term loan 7.125% 8/31/11 (c)	5,000	5,000
Baldor Electric Co. term loan 7.125% 12/31/13 (c)	10,565	10,605
Chart Industries, Inc. Tranche B, term loan 7.375% 10/17/12 (c)	4,209	4,209
Dresser, Inc. term loan 10% 10/31/13 (c)	9,300	9,300
EnergySolutions, Inc.:
Credit-Linked Deposit 7.57% 6/7/13 (c)	189	190
term loan 7.63% 6/7/13 (c)	5,654	5,696
Flowserve Corp. term loan 6.875% 8/10/12 (c)	23,715	23,745
Hexcel Corp. Tranche B, term loan 7.12% 3/1/12 (c)	4,040	4,050
Invensys International Holding Ltd.:
term loan 7.36% 12/15/10 (c)	1,920	1,934
Tranche B, term loan 7.3467% 1/15/11 (c)	2,080	2,096
Kinetek Industries, Inc. Tranche B, term loan 7.82% 11/10/13 (c)	3,292	3,308
Mueller Group, Inc. term loan 7.3475% 10/3/12 (c)	2,122	2,136
Rexnord Corp. Tranche B A0, term loan 7.64% 7/19/13 (c)	4,938	4,962
Sensus Metering Systems, Inc. Tranche B term loan 7.36% 12/17/10 (c)	1,919	1,924
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Terex Corp. term loan 7.1% 7/14/13 (c)	$ 11,900	$ 11,915
Walter Industries, Inc. term loan 7.0897% 10/3/12 (c)	3,171	3,175
		105,682
Chemicals - 4.0%
Basell USA, Inc.:
Tranche B2, term loan 7.57% 8/1/13 (c)	1,730	1,741
Tranche C2, term loan 8.32% 8/1/14 (c)	1,730	1,741
Celanese Holding LLC:
Revolving Credit-Linked Deposit 5.32% 4/2/13 (c)	5,786	5,815
term loan 7.099% 4/2/14 (c)	34,824	34,998
Georgia Gulf Corp. term loan 7.82% 10/3/13 (c)	2,954	2,965
Hercules, Inc. Tranche B, term loan 6.82% 10/8/10 (c)	4,874	4,874
Huntsman International LLC Tranche B, term loan 7.07% 8/16/12 (c)	27,730	27,817
INEOS US Finance:
Tranche B, term loan 7.5799% 1/31/13 (c)	4,777	4,819
Tranche C, term loan 8.0799% 1/31/14 (c)	4,777	4,819
Innophos, Inc. Tranche B, term loan 7.57% 8/13/10 (c)	2,820	2,834
ISP Chemco, Inc. Tranche B, term loan 7.125% 2/16/13 (c)	7,920	7,960
Lyondell Chemical Co. term loan 6.86% 8/16/13 (c)	31,840	31,959
MacDermid, Inc. Tranche B, term loan 7.32% 4/12/14 (c)	5,240	5,240
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (c)	17,955	18,045
Nalco Co. Tranche B, term loan 7.1959% 11/4/10 (c)	17,259	17,366
Rockwood Specialties Group, Inc. Tranche E, term loan 7.355% 7/30/12 (c)	13,411	13,512
The Mosaic Co. Tranche B, term loan 7.115% 12/1/13 (c)	10,103	10,166
		196,671
Consumer Products - 1.0%
Central Garden & Pet Co. Tranche B, term loan 6.82% 9/12/12 (c)	4,950	4,950
Chattem, Inc. term loan 7.11% 1/2/13 (c)	1,720	1,728
Jarden Corp.:
term loan 7.1% 1/24/12 (c)	5,056	5,062
Tranche B2, term loan 7.1% 1/24/12 (c)	2,646	2,649
Jostens IH Corp. Tranche C, term loan 7.3297% 10/4/11 (c)	12,148	12,208
NPI Merger Corp. term loan 7.349% 4/26/13 (c)	1,686	1,678
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - continued
Sealy Mattress Co. Tranche E, term loan 6.8527% 8/25/12 (c)	$ 5,107	$ 5,120
Spectrum Brands, Inc.:
Tranche B1, term loan 9.3326% 3/30/13 (c)	1,629	1,654
Tranche B2, term loan 9.32% 3/30/13 (c)	290	294
9.17% 3/30/13 (c)	81	82
Weight Watchers International, Inc. Tranche B, term loan 6.875% 1/26/14 (c)	7,980	8,020
Yankee Candle Co., Inc. term loan 7.35% 2/6/14 (c)	5,000	5,025
		48,470
Containers - 1.7%
Berry Plastics Holding Corp. Tranche C, term loan 7.32% 4/3/15 (c)	3,000	3,000
Bluegrass Container Co. LLC Tranche 1, term loan 7.5909% 6/30/13 (c)	12,813	12,941
BWAY Corp. Tranche B, term loan 7.125% 7/17/13 (c)	4,104	4,114
Crown Holdings, Inc.:
term loan B 7.11% 11/15/12 (c)	15,345	15,422
Tranche B, term loan 7.11% 11/15/12 (c)	9,697	9,745
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.82% 6/14/13 (c)	25,425	25,488
Solo Cup Co.:
term loan 11.57% 3/31/12 (c)	3,000	3,064
Tranche B1, term loan 8.847% 2/27/11 (c)	9,248	9,375
		83,149
Diversified Financial Services - 1.3%
Ameritrade Holding Corp. Tranche B, term loan 6.82% 1/23/13 (c)	14,768	14,787
Energy Investors Funds term loan 7.082% 4/11/14 (c)	5,000	5,019
LPL Holdings, Inc. Tranche C, term loan 7.85% 6/28/13 (c)	4,988	5,037
LS Power Acquisition Corp.:
Tranche 1LN, term loan 7.32% 4/30/14 (c)	16,000	16,050
Tranche 2LN, term loan 8.07% 10/30/14 (c)	3,000	3,034
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (c)	10,737	10,777
Tranche C, term loan 7.07% 4/18/12 (c)	6,224	6,247
		60,951
Diversified Media - 0.7%
Lamar Media Corp. Tranche F, term loan 6.875% 3/31/14 (c)	6,650	6,675
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - continued
LBI Media, Inc. Tranche B, term loan 6.8494% 3/31/12 (c)	$ 2,277	$ 2,254
NextMedia Operating, Inc. Tranche 1, term loan 7.32% 11/18/12 (c)	4,220	4,220
Quebecor Media, Inc. Tranche B, term loan 7.3556% 1/17/13 (c)	4,938	4,968
R.H. Donnelley Corp.:
Tranche A4, term loan 6.57% 12/31/09 (c)	545	545
Tranche D1, term loan 6.85% 6/30/11 (c)	9,740	9,740
Thomson Media, Inc. Tranche B1, term loan 7.6% 11/8/11 (c)	3,157	3,189
		31,591
Electric Utilities - 4.6%
AES Corp. term loan 7.345% 8/10/11 (c)	8,429	8,460
Boston Generating LLC:
Credit-Linked Deposit 7.475% 12/20/13 (c)	1,724	1,735
Tranche 1LN, revolver loan 7.475% 12/20/13 (c)	483	486
Tranche B 1LN, term loan 7.6% 12/20/13 (c)	7,774	7,822
Calpine Corp. Tranche D, term loan 7.57% 3/29/09 (c)	21,500	21,608
Covanta Energy Corp.:
term loan 6.875% 2/9/14 (c)	8,041	8,051
6.72% 2/9/14 (c)	3,959	3,964
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 6.82% 4/2/13 (c)	15,319	15,319
Tranche B, term loan 6.82% 4/2/13 (c)	2,681	2,681
HCP Acquisition, Inc. Tranche 1LN, term loan 7.6% 2/13/14 (c)	3,990	4,000
LSP Gen Finance Co. LLC Tranche B1, term loan 7.1% 5/4/13 (c)	8,031	8,031
MACH Gen LLC:
term loan 7.36% 2/22/14 (c)	3,616	3,609
7.35% 2/22/13 (c)	375	374
Midwest Generation LLC term loan 6.845% 4/27/11 (c)	895	895
Mirant North America LLC term loan 7.07% 1/3/13 (c)	20,035	20,035
NRG Energy, Inc.:
Credit-Linked Deposit 7.35% 2/1/13 (c)	30,566	30,796
term loan 7.35% 2/1/13 (c)	71,508	72,044
NSG Holdings LLC:
term loan 6.86% 6/15/14 (c)	6,286	6,278
6.86% 6/15/14 (c)	714	713
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Reliant Energy, Inc.:
term loan 7.695% 12/1/10 (c)	$ 4,560	$ 4,600
7.5617% 12/1/10 (c)	3,429	3,459
		224,960
Energy - 2.8%
Alon USA, Inc. term loan 7.605% 6/22/13 (c)	3,970	3,990
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.25% 3/30/12 (c)	1,160	1,163
term loan 8.35% 3/30/14 (c)	8,840	8,862
Citgo Petroleum Corp. Tranche B, term loan 6.695% 11/15/12 (c)	12,051	12,051
Coffeyville Resources LLC:
Credit-Linked Deposit 8.2494% 12/28/13 (c)	486	489
Tranche D, term loan 8.3495% 12/28/13 (c)	2,507	2,520
Colonial Pipeline Co. term loan 7.359% 2/27/12 (c)	2,490	2,515
Compagnie Generale de Geophysique SA term loan 7.35% 1/12/14 (c)	9,975	10,050
El Paso Corp. 7.254% 7/31/11 (c)	27,981	28,156
Energy Transfer Equity LP term loan 7.08% 11/1/12 (c)	4,000	4,025
Energy XXI Gulf Coast, Inc. Tranche 2LN, term loan 10.875% 4/4/10 (c)	3,000	3,000
MEG Energy Corp.:
term loan 7.35% 4/3/13 (c)	2,475	2,494
Tranche DD, term loan 4/3/13 (e)	2,500	2,494
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 7.85% 11/1/13 (c)	7,548	7,586
Tranche B, Credit-Linked Deposit 7.85% 11/1/13 (c)	892	896
Sandridge Energy, Inc. term loan 8.975% 4/1/14 (c)	8,000	8,130
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.225% 10/31/12 (c)	3,290	3,315
term loan 7.3565% 10/31/12 (c)	13,504	13,605
Vulcan/Plains Resources, Inc. term loan 6.86% 8/12/11 (c)	2,884	2,887
W&T Offshore, Inc. Tranche B, term loan 7.6% 8/24/10 (c)	4,810	4,846
Western Refining, Inc.:
term loan LIBOR +1.75 4/6/14 (c)	11,877	11,877
Tranche DD, term loan 4/6/14 (e)	2,903	2,903
		137,854
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 1.7%
Alliance Atlantis Communications, Inc. Tranche C, term loan 6.85% 12/19/11 (c)	$ 3,920	$ 3,915
AMC Entertainment, Inc. term loan 7.07% 1/26/13 (c)	10,369	10,408
Cinemark USA, Inc. term loan 7.383% 10/5/13 (c)	13,930	13,965
MGM Holdings II, Inc. Tranche B, term loan 8.6% 4/8/12 (c)	14,261	14,261
National CineMedia LLC term loan 7.09% 2/13/15 (c)	14,000	14,000
Regal Cinemas Corp. term loan 7.1% 10/27/13 (c)	27,203	27,203
		83,752
Environmental - 1.4%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (c)	17,424	17,511
term loan 7.0966% 3/28/14 (c)	39,292	39,488
Brickman Group Holdings, Inc. Tranche B, term loan 7.3986% 1/23/14 (c)	3,000	3,000
Casella Waste Systems, Inc. Tranche B, term loan 7.36% 4/28/10 (c)	2,000	2,008
Synagro Technologies, Inc. Tranche 1LN, term loan 7.32% 3/30/14 (c)	470	472
Waste Services, Inc. Tranche E, term loan 7.82% 3/31/11 (c)	3,885	3,904
		66,383
Food and Drug Retail - 0.9%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 7.875% 7/30/11 (c)	28,753	28,753
SUPERVALU, Inc. Tranche B, term loan 6.84% 6/2/12 (c)	15,771	15,850
		44,603
Food/Beverage/Tobacco - 2.0%
B&G Foods, Inc. Tranche C, term loan 7.36% 2/26/13 (c)	2,800	2,814
Bumble Bee Foods LLC Tranche B, term loan 7.1088% 5/2/12 (c)	3,000	3,000
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (c)	36,492	36,583
Dean Foods Co. Tranche B, term loan 6.875% 4/2/14 (c)	24,000	24,030
Del Monte Corp. Tranche B, term loan 6.8379% 2/8/12 (c)	10,248	10,235
Herbalife International, Inc. term loan 6.82% 7/21/13 (c)	3,738	3,738
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Michael Foods, Inc. Tranche B, term loan 7.36% 11/21/10 (c)	$ 4,020	$ 4,040
Reddy Ice Group, Inc. term loan 7.105% 8/12/12 (c)	2,000	2,005
Reynolds American, Inc. Tranche B, term loan 7.1136% 5/31/12 (c)	11,910	11,970
		98,415
Gaming - 2.8%
Alliance Gaming Corp. term loan 8.61% 9/5/09 (c)	3,651	3,647
Ameristar Casinos, Inc. term loan 6.82% 11/10/12 (c)	5,974	5,974
Boyd Gaming Corp. term loan 6.82% 6/30/11 (c)	13,143	13,160
Choctaw Resort Development Enterprise term loan 7.0738% 11/4/11 (c)	1,876	1,883
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (c)	3,797	3,820
Greenwood Racing, Inc. term loan 7.57% 11/28/11 (c)	1,995	2,005
Kerzner International Ltd.:
term loan 8.34% 9/1/13 (c)	1,809	1,805
Class DD, term loan 8.3418% 9/1/13 (c)(e)	941	938
Penn National Gaming, Inc. Tranche B, term loan 7.114% 10/31/12 (c)	18,292	18,475
Pinnacle Entertainment, Inc. Tranche B, term loan 7.32% 12/14/11 (c)	5,350	5,397
Seminole Tribe of Florida:
Tranche B1, term loan 6.875% 3/5/14 (c)(e)	777	777
Tranche B2, term loan 6.875% 3/5/14 (c)	2,623	2,623
Tranche B3, term loan 6.875% 3/5/14 (c)	2,599	2,599
Tropicana Entertainment term loan 7.85% 7/3/08 (c)	8,700	8,765
Trump Entertainment Resorts Holdings LP Tranche B, term loan 7.864% 5/20/12 (c)(e)	14,394	14,484
Venetian Casino Resort LLC Tranche B, term loan 7.09% 6/15/11 (c)	24,200	24,200
Venetian Macau Ltd. Tranche B, term loan:
7.6% 5/26/12 (c)(e)	3,369	3,395
7.85% 5/26/13 (c)	7,631	7,707
Venetian Macau US Finance, Inc. Tranche B, term loan 7.6% 5/25/13 (c)	4,000	4,030
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.225% 8/15/13 (c)	9,180	9,255
		134,939
Healthcare - 9.4%
Advanced Medical Optics, Inc. term loan 7.093% 4/2/14 (c)	2,540	2,553
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
AmeriPath, Inc. Tranche B, term loan 7.36% 10/31/12 (c)	$ 2,970	$ 2,970
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.3798% 2/7/12 (c)	10,017	10,054
Community Health Systems, Inc. term loan 7.1% 8/19/11 (c)	43,587	43,587
Concentra Operating Corp. term loan 7.3321% 9/30/11 (c)	3,119	3,134
CONMED Corp. Tranche B, term loan 7.07% 4/12/13 (c)	2,111	2,111
DaVita, Inc. Tranche B1, term loan 6.8418% 10/5/12 (c)	45,257	45,313
DJO, Inc. Tranche B, term loan 6.875% 4/7/13 (c)	2,478	2,478
Emdeon Business Services term loan 7.6% 11/16/13 (c)	1,962	1,967
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.7262% 3/31/12 (c)	40,607	40,557
Gentiva Health Services, Inc. term loan 7.5853% 3/31/13 (c)	1,800	1,809
HCA, Inc. Tranche B, term loan 7.6% 11/17/13 (c)	116,708	117,870
Health Management Associates, Inc. Tranche B, term loan 7.1% 2/28/14 (c)	26,820	26,921
HealthSouth Corp. term loan 7.847% 3/10/13 (c)	27,239	27,409
IASIS Healthcare Corp.:
term loan 7.356% 3/15/14 (c)	10,183	10,208
Tranche DD, term loan 3/15/14 (e)	3,479	3,488
7.32% 3/15/14 (c)	928	930
Kinetic Concepts, Inc. Tranche B2, term loan 6.85% 8/11/10 (c)	4,126	4,126
LifePoint Hospitals, Inc. Tranche B, term loan 6.985% 4/15/12 (c)	21,728	21,755
National Renal Institutes, Inc. term loan 7.625% 3/31/13 (c)	3,434	3,430
Psychiatric Solutions, Inc. term loan 7.0881% 7/1/12 (c)	8,314	8,314
PTS Acquisition Corp. term loan 7.6% 4/5/14 (c)	14,000	14,018
Renal Advantage, Inc. Tranche B, term loan 7.85% 9/30/12 (c)	6,617	6,658
Skilled Healthcare Group, Inc. Tranche 1, term loan 7.57% 6/15/12 (c)	3,930	3,940
Sun Healthcare Group, Inc.:
Tranche B, term loan 7.355% 4/19/14 (c)	4,276	4,276
Tranche DD, term loan 4/19/14 (e)	759	759
5.255% 4/19/13 (c)	966	966
Team Health, Inc. term loan 7.86% 11/22/12 (c)	16,294	16,294
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
U.S. Oncology, Inc.:
Tranche B, term loan 7.6153% 8/20/11 (c)	$ 8,461	$ 8,493
Tranche C, term loan 7.6% 8/20/11 (c)	1,945	1,952
Vanguard Health Holding Co. I term loan 7.6% 9/23/11 (c)	5,720	5,755
Vicar Operating, Inc. term loan 6.875% 5/16/11 (c)	9,816	9,791
VWR Corp. Tranche B, term loan 7.61% 4/7/11 (c)	5,819	5,863
		459,749
Homebuilding/Real Estate - 1.7%
Apartment Investment & Management Co. term loan 6.855% 3/22/11 (c)	2,100	2,105
Blount, Inc. Tranche B1, term loan 7.0849% 8/9/10 (c)	1,640	1,640
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (c)	7,442	7,498
CB Richard Ellis Group, Inc. Tranche B, term loan 6.82% 12/20/13 (c)	6,983	6,991
EOP Operating LP term loan 7.57% 2/28/09 (c)	13,626	13,626
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (c)	25,803	25,787
LandSource Communities Development LLC Tranche B 1LN, term loan 8.07% 2/27/13 (c)	7,980	8,080
Realogy Corp.:
Tranche B, term loan 8.35% 10/10/13 (c)	9,455	9,478
8.32% 10/10/13 (c)	2,545	2,552
Tishman Speyer Properties term loan 7.07% 12/27/12 (c)	5,000	5,019
		82,776
Hotels - 0.2%
Hilton Hotels Corp. Tranche B, term loan 6.6948% 2/22/13 (c)	7,317	7,317
Leisure - 1.2%
Cedar Fair LP term loan 7.32% 8/30/12 (c)	9,925	10,012
London Arena & Waterfront Finance LLC Tranche A, term loan 7.84% 3/8/12 (c)	2,970	2,985
Six Flags Theme Park, Inc. Tranche B1, term loan 8.6037% 6/30/09 (c)	25,878	25,878
Town Sports International LLC term loan 7.125% 2/27/14 (c)	3,990	4,000
Universal City Development Partners Ltd. term loan 7.3599% 6/9/11 (c)	16,741	16,783
		59,658
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 1.9%
Aleris International, Inc. term loan 7.375% 12/19/13 (c)	$ 3,990	$ 3,995
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.1% 10/26/12 (c)	14,825	14,880
Compass Minerals Tranche B, term loan 6.8453% 12/22/12 (c)	11,879	11,879
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 7.07% 3/19/14 (c)	40,890	40,993
Novelis, Inc. term loan 7.61% 1/7/12 (c)	16,178	16,219
Stillwater Mining Co. term loan 7.625% 7/30/10 (c)	2,124	2,129
		90,095
Paper - 3.7%
Appleton Papers, Inc. term loan 7.6047% 6/11/10 (c)	3,039	3,039
Boise Cascade Holdings LLC Tranche D, term loan 6.82% 10/26/11 (c)	20,632	20,632
Buckeye Technologies, Inc. term loan 7.8441% 3/15/08 (c)	1,674	1,676
Domtar Corp. Tranche B, term loan 6.735% 3/7/14 (c)	4,000	3,990
Georgia-Pacific Corp.:
term loan 7.09% 12/29/13 (c)	14,963	15,037
Tranche B1, term loan 7.3199% 12/23/12 (c)	74,063	74,433
Graphic Packaging International, Inc. Tranche C, term loan 7.8325% 8/8/10 (c)	14,663	14,663
NewPage Corp. term loan 7.625% 5/2/11 (c)	4,172	4,203
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.32% 11/1/10 (c)	4,164	4,195
Tranche B, term loan 7.375% 11/1/11 (c)	16,207	16,328
Tranche C, term loan 7.375% 11/1/11 (c)	8,710	8,775
Tranche C1, term loan 7.375% 11/1/11 (c)	2,795	2,819
Verso Paper Holdings LLC Tranche B, term loan 7.125% 8/1/13 (c)	5,444	5,464
Xerium Technologies, Inc. Tranche B, term loan 8.1% 5/18/12 (c)	4,499	4,494
		179,748
Publishing/Printing - 3.3%
CBD Media, Inc. Tranche D, term loan 7.82% 12/31/09 (c)	1,747	1,754
Cenveo Corp.:
term loan 7.1% 6/21/13 (c)	7,448	7,458
Tranche DD, term loan 7.1% 6/21/13 (c)	248	249
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.5956% 11/8/08 (c)	$ 1,735	$ 1,733
Tranche B, term loan 6.8469% 5/8/09 (c)	13,998	13,998
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.5988% 9/9/09 (c)	3,238	3,238
Tranche B, term loan 6.85% 3/9/10 (c)	12,838	12,838
Tranche B1, term loan 6.8593% 3/10/10 (c)	12,959	12,959
Idearc, Inc. term loan 7.35% 11/17/14 (c)	38,895	39,138
MediMedia USA, Inc. Tranche B, term loan 7.833% 10/5/13 (c)	2,776	2,786
R.H. Donnelley Corp. Tranche D2, term loan 6.8511% 6/30/11 (c)	27,468	27,434
Sun Media Corp. Canada Tranche B, term loan 7.105% 2/7/09 (c)	1,567	1,567
The Reader's Digest Association, Inc. term loan 7.3391% 3/2/14 (c)	12,610	12,626
Yell Group PLC Tranche B1, term loan 7.32% 2/10/13 (c)	24,200	24,351
		162,129
Railroad - 0.3%
Kansas City Southern Railway Co. Tranche B, term loan 7.0731% 4/28/13 (c)	16,873	16,873
Restaurants - 0.6%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.2076% 7/25/12 (c)	4,501	4,524
Burger King Corp. Tranche B1, term loan 6.875% 6/30/12 (c)	17,994	18,039
Del Taco Tranche B, term loan 7.6% 3/29/13 (c)	4,950	4,944
El Pollo Loco, Inc. Tranche B, term loan 7.855% 11/18/11 (c)	1,969	1,981
		29,488
Services - 3.1%
Acosta, Inc. term loan 7.57% 7/28/13 (c)	2,978	3,002
Adesa, Inc. term loan 7.57% 10/18/13 (c)	6,000	6,038
Aramark Corp.:
term loan 7.475% 1/26/14 (c)	62,067	62,378
7.445% 1/26/14 (c)	4,436	4,458
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 7.625% 2/7/14 (c)	4,790	4,790
Coinmach Corp. Tranche B1, term loan 7.875% 12/19/12 (c)	5,970	6,007
Coinstar, Inc. term loan 7.35% 7/1/11 (c)	5,520	5,547
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.375% 6/1/13 (c)	$ 3,963	$ 3,977
Hertz Corp.:
Credit-Linked Deposit 7.35% 12/21/12 (c)	1,444	1,453
Tranche B, term loan 7.0822% 12/21/12 (c)	8,069	8,119
Iron Mountain, Inc. term loan 6.865% 4/16/14 (c)	10,000	10,025
McJunkin Corp. term loan 7.6% 1/31/14 (c)	1,995	2,000
RSC Equipment Rental term loan 8.9332% 11/30/12 (c)	2,985	2,989
The Geo Group, Inc. term loan 6.8245% 1/24/14 (c)	1,798	1,803
United Rentals, Inc.:
term loan 7.32% 2/14/11 (c)	4,681	4,704
Tranche B, Credit-Linked Deposit 7.32% 2/14/11 (c)	1,937	1,946
US Investigations Services, Inc.:
term loan 7.85% 10/14/12 (c)	5,910	5,954
term loan D 7.85% 10/14/12 (c)	1,990	2,005
West Corp. term loan 7.7497% 10/24/13 (c)	14,663	14,773
		151,968
Shipping - 0.2%
Baker Tanks, Inc. Tranche B, term loan 9.5% 11/23/12 (c)	879	879
Laidlaw International, Inc. Tranche B, term loan 7.09% 7/31/13 (c)	8,955	8,966
		9,845
Specialty Retailing - 0.2%
GNC Corp. term loan 7.6% 9/16/13 (c)	7,000	7,000
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (c)	4,970	5,009
		12,009
Super Retail - 1.6%
Buhrmann US, Inc. Tranche D1, term loan 7.1001% 12/31/10 (c)	5,534	5,547
FTD, Inc. term loan 7.36% 7/28/13 (c)	3,661	3,670
Gold Toe Investment Corp. Tranche 1LN, term loan 8.109% 10/30/13 (c)	5,985	6,030
J. Crew Group, Inc. term loan 7.1227% 5/15/13 (c)	3,911	3,921
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (c)	16,563	16,563
Neiman Marcus Group, Inc. term loan 7.3463% 4/6/13 (c)	9,239	9,308
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 7.9772% 10/26/13 (c)	$ 9,925	$ 10,000
The Pep Boys - Manny, Moe & Jack term loan 7.36% 10/27/13 (c)	3,691	3,709
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (c)	19,000	19,166
		77,914
Technology - 4.7%
Acxiom Corp. term loan 7.0828% 9/15/12 (c)	4,549	4,572
Advanced Micro Devices, Inc. term loan 7.34% 12/31/13 (c)	8,336	8,347
Affiliated Computer Services, Inc.:
term loan 7.32% 3/20/13 (c)	13,163	13,196
Tranche B2, term loan 7.32% 3/20/13 (c)	7,920	7,940
AMI Semiconductor, Inc. term loan 6.82% 4/1/12 (c)	1,480	1,473
Eastman Kodak Co.:
term loan 7.57% 10/18/12 (c)	9,985	9,997
Tranche DD, term loan 7.57% 10/20/12 (c)	1,985	1,988
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (c)	43,900	43,900
Global Tel*Link Corp.:
term loan 8.85% 2/14/13 (c)(e)	1,557	1,569
8.76% 2/14/13 (c)(e)	435	438
Itron, Inc. term loan 7.358% 4/18/14 (c)	2,410	2,428
K & F Industries, Inc. term loan 7.32% 11/18/12 (c)	7,734	7,734
ON Semiconductor Corp. term loan 7.1% 9/6/13 (c)	1,286	1,286
Open Solutions, Inc. term loan 7.485% 1/23/14 (c)	4,490	4,507
Open Text Corp. term loan 7.86% 10/2/13 (c)	5,970	6,000
PGS Solutions, Inc. term loan 7.61% 2/14/13 (c)	1,230	1,241
Riverdeep Interactive Learning USA, Inc. term loan:
8.1% 12/20/13 (c)	17,127	17,170
11.55% 12/21/07 (c)	9,000	9,000
Serena Software, Inc. term loan 7.5856% 3/10/13 (c)	5,175	5,194
SunGard Data Systems, Inc. term loan 7.36% 2/28/14 (c)	70,540	71,069
Verifone, Inc. Tranche B, term loan 7.109% 10/31/13 (c)	8,978	9,011
		228,060
Telecommunications - 4.8%
Alaska Communications Systems Holding term loan 7.1% 2/1/12 (c)	3,000	3,008
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
American Cellular Corp.:
term loan 3/15/14 (e)	$ 774	$ 773
Tranche B, term loan 7.32% 3/15/14 (c)	7,226	7,244
Centennial Cellular Operating Co. LLC term loan 7.3507% 2/9/11 (c)	15,635	15,713
Cincinnati Bell, Inc. Tranche B, term loan 6.8236% 8/31/12 (c)	7,930	7,940
Consolidated Communications, Inc. Tranche D, term loan 7.1024% 10/14/11 (c)	2,000	2,000
Crown Castle International Corp. Tranche B, term loan 6.89% 3/6/14 (c)	9,000	9,011
Digicel International Finance Ltd. term loan 7.85% 3/23/12 (c)	16,000	16,020
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (c)	20,000	20,075
Intelsat Ltd. Tranche B, term loan 7.3494% 7/3/13 (c)	29,519	29,703
Iowa Telecommunication Services, Inc. Tranche B, term loan 7.0975% 11/23/11 (c)	4,000	4,010
Knology, Inc. term loan 7.57% 4/6/12 (c)	3,000	3,008
Leap Wireless International, Inc. Tranche B, term loan 7.6% 6/16/13 (c)	6,948	6,991
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (c)	14,000	14,070
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (c)	17,920	18,010
NTELOS, Inc. Tranche B1, term loan 7.57% 8/24/11 (c)	6,775	6,805
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (c)	4,000	4,055
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,303
Time Warner Telecom, Inc. Tranche B, term loan 7.32% 1/7/13 (c)	5,985	6,022
Triton PCS, Inc. term loan 8.57% 11/18/09 (c)	7,768	7,807
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.84% 9/21/13 (c)	7,500	7,538
Tranche C, term loan 8.59% 9/21/14 (c)	7,500	7,538
Windstream Corp. Tranche B1, term loan 6.86% 7/17/13 (c)	23,556	23,673
		232,317
Textiles & Apparel - 0.7%
Hanesbrands, Inc. Tranche B 1LN, term loan 7.105% 9/5/13 (c)	18,521	18,614
Levi Strauss & Co. term loan 7.59% 4/4/14 (c)	3,000	2,976
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - continued
Warnaco Group, Inc. term loan 6.84% 1/31/13 (c)	$ 4,986	$ 4,979
William Carter Co. term loan 6.846% 6/29/12 (c)	6,883	6,883
		33,452
TOTAL FLOATING RATE LOANS (Cost $3,924,239)		3,938,300
Nonconvertible Bonds - 9.5%

Air Transportation - 0.1%
Continental Airlines, Inc. 8.4731% 6/2/13 (c)	2,000	2,055
Delta Air Lines, Inc. 8.3% 12/15/29 (f)	3,000	1,575
		3,630
Auto Parts Distribution - 0.0%
The Goodyear Tire & Rubber Co. 9.14% 12/1/09 (b)(c)	2,000	2,010
Automotive - 1.2%
Ford Motor Credit Co.:
4.95% 1/15/08	2,000	1,978
6.18% 9/28/07 (c)	16,000	16,000
8.105% 1/13/12 (c)	31,620	31,264
8.36% 11/2/07 (c)	4,000	4,038
General Motors Acceptance Corp. 6.3056% 7/16/07 (c)	4,000	4,000
		57,280
Broadcasting - 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,210
Building Materials - 0.1%
General Cable Corp. 7.725% 4/1/15 (b)(c)	5,030	5,080
Cable TV - 0.4%
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,025
7.875% 12/15/07	8,000	8,092
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,071
EchoStar Communications Corp.:
5.75% 10/1/08	4,000	4,000
7% 10/1/13	3,000	3,116
		19,304
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.1%
Case New Holland, Inc. 9.25% 8/1/11	$ 2,000	$ 2,100
Esco Corp. 9.2299% 12/15/13 (b)(c)	2,000	2,070
		4,170
Chemicals - 0.1%
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	2,000	2,110
Georgia Gulf Corp. 9.5% 10/15/14 (b)	1,360	1,360
		3,470
Containers - 0.3%
Impress Holdings BV 8.4806% 9/15/13 (b)(c)	7,720	7,952
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	5,000	5,100
		13,052
Electric Utilities - 0.8%
AES Corp. 8.75% 6/15/08	3,000	3,090
CMS Energy Corp. 9.875% 10/15/07	12,000	12,180
NRG Energy, Inc. 7.375% 2/1/16	9,000	9,360
Reliant Energy, Inc. 9.25% 7/15/10	3,000	3,150
TECO Energy, Inc.:
6.125% 5/1/07	4,000	3,993
7.36% 5/1/10 (c)	5,000	5,106
		36,879
Energy - 1.2%
Mariner Energy, Inc. 8% 5/15/17	3,930	3,950
Parker Drilling Co. 10.11% 9/1/10 (c)	4,703	4,797
Pemex Project Funding Master Trust 6.6549% 6/15/10 (b)(c)	18,000	18,459
Premcor Refining Group, Inc. 9.5% 2/1/13	2,000	2,165
Southern Natural Gas Co. 6.125% 9/15/08	2,000	2,015
Williams Companies, Inc. 7.3494% 10/1/10 (b)(c)	17,000	17,446
Williams Companies, Inc. Credit Linked Certificate Trust IV 8.61% 5/1/09 (b)(c)	7,000	7,184
		56,016
Gaming - 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,084
10.25% 8/1/07	2,000	2,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Mirage Resorts, Inc. 6.75% 8/1/07	$ 3,000	$ 3,008
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	3,000
		10,112
Leisure - 0.1%
Universal City Florida Holding Co. I/II 10.11% 5/1/10 (c)	5,140	5,313
Metals/Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.:
8.5463% 4/1/15 (c)	12,000	12,630
10.125% 2/1/10	8,470	8,894
		21,524
Paper - 0.0%
Boise Cascade LLC/Boise Cascade Finance Corp. 8.2306% 10/15/12 (c)	2,190	2,195
Publishing/Printing - 0.2%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	6,000	6,270
R.H. Donnelley Corp. 8.875% 1/15/16	4,000	4,340
		10,610
Services - 0.1%
Aramark Corp. 8.86% 2/1/15 (b)(c)	3,360	3,473
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.86% 5/15/14 (b)(c)	1,650	1,695
		5,168
Shipping - 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,060
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,765
		5,825
Super Retail - 0.3%
GSC Holdings Corp./Gamestop, Inc. 9.2244% 10/1/11 (c)	16,000	16,540
Technology - 0.8%
Freescale Semiconductor, Inc. 9.2299% 12/15/14 (b)(c)	10,000	10,025
Nortel Networks Corp. 9.6056% 7/15/11 (b)(c)	17,380	18,640
NXP BV 8.1056% 10/15/13 (b)(c)	9,000	9,293
		37,958
Telecommunications - 2.8%
Centennial Communications Corp. 11.0994% 1/1/13 (c)	2,000	2,100
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Embarq Corp. 6.738% 6/1/13	$ 7,111	$ 7,391
Intelsat Ltd. 11.3544% 6/15/13 (c)	2,000	2,130
IPCS, Inc. 7.48% 5/1/13 (b)(c)	3,000	3,015
Level 3 Financing, Inc. 9.15% 2/15/15 (b)(c)	4,000	4,045
Qwest Communications International, Inc. 8.86% 2/15/09 (c)	9,000	9,101
Qwest Corp. 8.6049% 6/15/13 (c)	56,150	61,344
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	3,094
8.4799% 12/15/10 (c)	38,450	39,219
Rural Cellular Corp. 8.25% 3/15/12	6,000	6,330
		137,769
TOTAL NONCONVERTIBLE BONDS (Cost $450,625)		461,115
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 5.29% (a)	415,566,681	415,567
Fidelity Money Market Central Fund, 5.4% (a)	280,351	280
TOTAL MONEY MARKET FUNDS (Cost $415,847)		415,847
Cash Equivalents - 3.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $155,246)	$ 155,268	155,246
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $4,945,957)		4,970,508
NET OTHER ASSETS - (2.1)%		(103,306)
NET ASSETS - 100%		$ 4,867,202
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,747,000 or 2.3% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $26,456,000 and $26,517,000 respectively. The coupon rate will be determined at time of settlement.

(f) Non-income producing - Issuer is in default.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$155,246,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 23,714
Barclays Capital, Inc.	52,884
Fortis Securities LLC	33,900
Lehman Brothers, Inc.	44,748
$ 155,246
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,468
Fidelity Money Market Central Fund	1,015
Total	$ 9,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007
Assets
Investment in securities, at value (including repurchase agreements of $155,246) - See accompanying schedule: Unaffiliated issuers (cost $4,530,110)	$ 4,554,661
Fidelity Central Funds (cost $415,847)	415,847
Total Investments (cost $4,945,957)		$ 4,970,508
Receivable for investments sold		66,914
Receivable for fund shares sold		18,076
Interest receivable		35,526
Distributions receivable from Fidelity Central Funds		2,003
Prepaid expenses		15
Total assets		5,093,042

Liabilities
Payable to custodian bank	$ 5,407
Payable for investments purchased	190,953
Payable for fund shares redeemed	21,314
Distributions payable	4,675
Accrued management fee	2,282
Distribution fees payable	558
Other affiliated payables	556
Other payables and accrued expenses	95
Total liabilities		225,840

Net Assets		$ 4,867,202
Net Assets consist of:
Paid in capital		$ 4,839,614
Undistributed net investment income		1,622
Accumulated undistributed net realized gain (loss) on investments		1,415
Net unrealized appreciation (depreciation) on investments		24,551
Net Assets		$ 4,867,202

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($271,342 ÷ 27,204 shares)	$ 9.97

Maximum offering price per share (100/97.25 of $9.97)	$ 10.25
Class T: Net Asset Value and redemption price per share ($413,766 ÷ 41,530 shares)	$ 9.96

Maximum offering price per share (100/97.25 of $9.96)	$ 10.24
Class B: Net Asset Value and offering price per share ($124,556 ÷ 12,502 shares)A	$ 9.96

Class C: Net Asset Value and offering price per share ($409,646 ÷ 41,078 shares)A	$ 9.97

Floating Rate High Income: Net Asset Value, offering price and redemption price per share ($3,331,832 ÷ 334,382 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($316,060 ÷ 31,736 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007

Investment Income
Interest		$ 161,409
Income from Fidelity Central Funds		9,483
Total income		170,892

Expenses
Management fee	$ 14,478
Transfer agent fees	2,650
Distribution fees	3,011
Accounting fees and expenses	691
Custodian fees and expenses	59
Independent trustees' compensation	7
Registration fees	119
Audit	82
Legal	30
Miscellaneous	15
Total expenses before reductions	21,142
Expense reductions	(53)	21,089
Net investment income		149,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,995
Change in net unrealized appreciation (depreciation) on investment securities		11,565
Net gain (loss)		13,560
Net increase (decrease) in net assets resulting from operations		$ 163,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 149,803	$ 258,782
Net realized gain (loss)	1,995	3,037
Change in net unrealized appreciation (depreciation)	11,565	(12,428)
Net increase (decrease) in net assets resulting from operations	163,363	249,391
Distributions to shareholders from net investment income	(151,995)	(254,554)
Distributions to shareholders from net realized gain	(932)	-
Total distributions	(152,927)	(254,554)
Share transactions - net increase (decrease)	242,986	327,553
Redemption fees	97	305
Total increase (decrease) in net assets	253,519	322,695

Net Assets
Beginning of period	4,613,683	4,290,988
End of period (including undistributed net investment income of $1,622 and undistributed net investment income of $3,814, respectively)	$ 4,867,202	$ 4,613,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.96	$ 9.97	$ 9.88	$ 9.45	$ 9.70
Income from Investment Operations
Net investment income E	.313	.571	.404	.285	.292	.352
Net realized and unrealized gain (loss)	.026	(.022)	(.008)	.098	.447	(.264)
Total from investment operations	.339	.549	.396	.383	.739	.088
Distributions from net investment income	(.317)	(.560)	(.397)	(.295)	(.311)	(.339)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.319)	(.560)	(.407)	(.295)	(.311)	(.339)
Redemption fees added to paid in capitalE	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.97	$ 9.95	$ 9.96	$ 9.97	$ 9.88	$ 9.45
Total ReturnB, C, D	3.45%	5.66%	4.05%	3.96%	7.95%	.90%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.02% A	1.05%	1.06%	1.08%	1.10%	1.12%
Expenses net of fee waivers, if any	1.02% A	1.05%	1.06%	1.08%	1.10%	1.10%
Expenses net of all reductions	1.01% A	1.05%	1.06%	1.08%	1.09%	1.09%
Net investment income	6.33% A	5.73%	4.05%	2.90%	3.04%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$ 271	$ 285	$ 312	$ 299	$ 88	$ 37
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Income from Investment Operations
Net investment income E	.311	.564	.396	.276	.285	.342
Net realized and unrealized gain (loss)	.026	(.022)	(.007)	.098	.446	(.263)
Total from investment operations	.337	.542	.389	.374	.731	.079
Distributions from net investment income	(.315)	(.553)	(.390)	(.286)	(.303)	(.330)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.317)	(.553)	(.400)	(.286)	(.303)	(.330)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total Return B, C, D	3.44%	5.60%	3.98%	3.87%	7.87%	.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.11%	1.13%	1.17%	1.18%	1.20%
Expenses net of fee waivers, if any	1.06% A	1.11%	1.13%	1.17%	1.18%	1.19%
Expenses net of all reductions	1.06% A	1.11%	1.13%	1.17%	1.18%	1.19%
Net investment income	6.29% A	5.67%	3.98%	2.81%	2.96%	3.54%
Supplemental Data
Net assets, end of period (in millions)	$ 414	$ 472	$ 511	$ 389	$ 113	$ 75
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Income from Investment Operations
Net investment income E	.285	.513	.346	.231	.243	.298
Net realized and unrealized gain (loss)	.027	(.022)	(.008)	.096	.444	(.263)
Total from investment operations	.312	.491	.338	.327	.687	.035
Distributions from net investment income	(.290)	(.502)	(.339)	(.239)	(.259)	(.286)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.292)	(.502)	(.349)	(.239)	(.259)	(.286)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total Return B, C, D	3.17%	5.06%	3.46%	3.38%	7.38%	.35%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58% A	1.63%	1.64%	1.65%	1.64%	1.65%
Expenses net of fee waivers, if any	1.58% A	1.63%	1.64%	1.65%	1.63%	1.64%
Expenses net of all reductions	1.58% A	1.62%	1.64%	1.65%	1.63%	1.64%
Net investment income	5.76% A	5.16%	3.47%	2.33%	2.50%	3.09%
Supplemental Data
Net assets, end of period (in millions)	$ 125	$ 143	$ 173	$ 184	$ 134	$ 118
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.96	$ 9.97	$ 9.87	$ 9.45	$ 9.70
Income from Investment Operations
Net investment income E	.281	.508	.341	.224	.235	.290
Net realized and unrealized gain (loss)	.026	(.022)	(.008)	.107	.434	(.263)
Total from investment operations	.307	.486	.333	.331	.669	.027
Distributions from net investment income	(.285)	(.497)	(.334)	(.233)	(.251)	(.278)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.287)	(.497)	(.344)	(.233)	(.251)	(.278)
Redemption fees added to paid in capital E	- I	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.97	$ 9.95	$ 9.96	$ 9.97	$ 9.87	$ 9.45
Total Return B, C, D	3.12%	5.00%	3.40%	3.41%	7.18%	.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67% A	1.68%	1.69%	1.71%	1.72%	1.73%
Expenses net of fee waivers, if any	1.67% A	1.68%	1.69%	1.71%	1.71%	1.73%
Expenses net of all reductions	1.67% A	1.68%	1.69%	1.71%	1.71%	1.73%
Net investment income	5.68% A	5.10%	3.42%	2.27%	2.42%	3.00%
Supplemental Data
Net assets, end of period (in millions)	$ 410	$ 450	$ 539	$ 524	$ 269	$ 235
Portfolio turnover rate G	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Floating Rate High Income

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income D	.325	.593	.427	.309	.311	.040
Net realized and unrealized gain (loss)	.027	(.021)	(.008)	.099	.450	(.084)
Total from investment operations	.352	.572	.419	.408	.761	(.044)
Distributions from net investment income	(.330)	(.583)	(.420)	(.320)	(.333)	(.037)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.332)	(.583)	(.430)	(.320)	(.333)	(.037)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total Return B, C	3.59%	5.92%	4.30%	4.22%	8.20%	(.45)%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.81%	.82%	.84%	.86%	1.15% A
Expenses net of fee waivers, if any	.76% A	.81%	.82%	.84%	.86%	.95% A
Expenses net of all reductions	.76% A	.81%	.82%	.84%	.86%	.94% A
Net investment income	6.59% A	5.97%	4.29%	3.14%	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,332	$ 2,989	$ 2,471	$ 1,982	$ 811	$ 18
Portfolio turnover rate F	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.95	$ 9.96	$ 9.86	$ 9.44	$ 9.69
Income from Investment Operations
Net investment income D	.324	.591	.424	.304	.312	.365
Net realized and unrealized gain (loss)	.027	(.021)	(.007)	.110	.436	(.262)
Total from investment operations	.351	.570	.417	.414	.748	.103
Distributions from net investment income	(.329)	(.581)	(.418)	(.316)	(.330)	(.354)
Distributions from net realized gain	(.002)	-	(.010)	-	-	-
Total distributions	(.331)	(.581)	(.428)	(.316)	(.330)	(.354)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.002	.001
Net asset value, end of period	$ 9.96	$ 9.94	$ 9.95	$ 9.96	$ 9.86	$ 9.44
Total Return B, C	3.58%	5.89%	4.27%	4.29%	8.06%	1.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.84%	.85%	.87%	.90%	.94%
Expenses net of fee waivers, if any	.79% A	.84%	.85%	.87%	.89%	.94%
Expenses net of all reductions	.78% A	.83%	.85%	.87%	.89%	.93%
Net investment income	6.56% A	5.95%	4.26%	3.11%	3.24%	3.79%
Supplemental Data
Net assets, end of period (in millions)	$ 316	$ 275	$ 285	$ 182	$ 36	$ 18
Portfolio turnover rate F	71% A	61%	66%	61%	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 26,475
Unrealized depreciation	(1,661)
Net unrealized appreciation (depreciation)	$ 24,814
Cost for federal income tax purposes	$ 4,945,694

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities and U.S. government securities, aggregated $1,736,956 and $1,509,434, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% (.55% prior to February 1, 2007) of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..62% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 227	$ 11
Class T	0%	.25%	545	-
Class B	.55%	.15%	468	369
Class C	.75%	.25%	1,771	271
			$ 3,011	$ 651

On January 18, 2007, the Board of Trustees approved an increase in Class A's service fee from 0.15% to 0.25% and an increase in Class C's distribution fee from .55% to ..75%. The new fee rates were effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares (3.75% prior to April 1, 2007), and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 66
Class T	14
Class B*	123
Class C*	51
$ 254

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 247.18
Class T	305.14
Class B	141.21
Class C	349.17
Fidelity Floating Rate High Income	1,436.09
Institutional Class	172.12
	$ 2,650

* Annualized

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $37. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Floating Rate High Income	$ 3

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Advisor Series I, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October31, 2006
From net investment income
Class A	$ 8,696	$ 17,229
Class T	13,820	27,896
Class B	3,892	7,934
Class C	12,206	24,590
Floating Rate High Income	103,993	159,948
Institutional Class	9,388	16,957
Total	$ 151,995	$ 254,554
From net realized gain
Class A	$ 56	$ -
Class T	92	-
Class B	28	-
Class C	89	-
Floating Rate High Income	612	-
Institutional Class	55	-
Total	$ 932	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	4,304	12,422	$ 42,940	$ 123,689
Reinvestment of distributions	628	1,255	6,265	12,492
Shares redeemed	(6,411)	(16,310)	(63,923)	(162,319)
Net increase (decrease)	(1,479)	(2,633)	$ (14,718)	$ (26,138)
Class T
Shares sold	4,612	17,758	$ 45,939	$ 176,613
Reinvestment of distributions	1,235	2,513	12,301	24,979
Shares redeemed	(11,824)	(24,131)	(117,744)	(239,998)
Net increase (decrease)	(5,977)	(3,860)	$ (59,504)	$ (38,406)
Class B
Shares sold	517	1,874	$ 5,155	$ 18,623
Reinvestment of distributions	294	591	2,924	5,877
Shares redeemed	(2,673)	(5,517)	(26,620)	(54,870)
Net increase (decrease)	(1,862)	(3,052)	$ (18,541)	$ (30,370)
Class C
Shares sold	2,984	9,134	$ 29,757	$ 90,864
Reinvestment of distributions	837	1,673	8,338	16,649
Shares redeemed	(7,926)	(19,730)	(79,010)	(196,393)
Net increase (decrease)	(4,105)	(8,923)	$ (40,915)	$ (88,880)
Floating Rate High Income
Shares sold	79,558	141,867	$ 792,537	$ 1,411,172
Reinvestment of distributions	8,908	13,747	88,735	136,672
Shares redeemed	(54,709)	(103,278)	(544,972)	(1,027,044)
Net increase (decrease)	33,757	52,336	$ 336,300	$ 520,800
Institutional Class
Shares sold	10,879	16,093	$ 108,396	$ 159,986
Reinvestment of distributions	463	756	4,613	7,512
Shares redeemed	(7,298)	(17,805)	(72,645)	(176,951)
Net increase (decrease)	4,044	(956)	$ 40,364	$ (9,453)

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments as of April 30, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 2006, and the financial highlights for the six months then ended and for each of the five years in the period ended October 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 2006, and the financial highlights for the six months then ended and for each of the five years in the period ended October 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2007

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

On January 18, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the fund, effective February 1, 2007. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information. In determining whether to approve the contract, the Board considered that the Amended Contract lowered the individual fund fee component of the management fee from 55 basis points to 45 basis points of the fund's average daily net assets.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers, including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of administrative, distribution and shareholder services performed by the Investment Advisers and affiliated companies.

Investment Performance. The Board noted that the approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated, or its trading and compliance operations.

Based on this review of services, the Board concluded that the nature, extent, and quality of services provided to the fund will benefit shareholders of the fund.

Competitiveness of Management Fees and Total Fund Expenses. In approving the Amended Contract, the Board considered the fund's proposed management fee and projected total expenses compared to similar funds offered by other fund companies. The Board noted that the lower management fee rate proposed for the fund would have ranked the fund's management fee below the median of its competitors for 2005. The Board also considered other pricing changes for certain classes of the fund and noted that the projected total expenses of each class of the fund would have ranked below the median of its competitors for 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on this review, the Board concluded that the fund's management fee and the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. In connection with its approval of the fund's Amended Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement because it was approving an arrangement that reduces the management fee that the fund pays. The Board noted Fidelity's assertion that reducing the management fee for the fund would reduce Fidelity's profitability. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Amended Contract, the Board received additional information regarding similar funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after consideration of all material factors, the Board concluded that the advisory fee structure is fair and reasonable, and that the Amended Contract should be approved.

On April 19, 2007, the Board voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Semiannual Report

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AFRI-USAN-0607
1.784878.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,120.10	$ 5.20**
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96**
Class T
Actual	$ 1,000.00	$ 1,119.40	$ 5.41
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.16
Class B
Actual	$ 1,000.00	$ 1,116.40	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,115.70	$ 9.49
HypotheticalA	$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class
Actual	$ 1,000.00	$ 1,121.50	$ 4.31
HypotheticalA	$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%**
Class T	1.03%
Class B	1.75%
Class C	1.81%
Institutional Class	.82%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been 1.07% and the expenses paid in the actual and hypothetical examples above would have been $5.62 and $5.36, respectively.

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications Holdings I LLC/Charter Communications Holdings I Cap Corp.	4.3	2.4
Six Flags, Inc.	3.0	4.3
El Paso Corp.	2.9	4.6
Ford Motor Credit Co.	2.8	3.0
Intelsat Ltd.	2.8	3.1
	15.8
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.5	10.6
Telecommunications	8.4	8.5
Automotive	8.1	8.8
Technology	6.9	7.2
Healthcare	6.7	8.8
Quality Diversification (% of fund's net assets)
As of April 30, 2007*	As of October 31, 2006**
AAA,AA,A 0.3%	AAA,AA,A 0.0%
BB 8.5%	BB 6.2%
B 26.0%	B 32.6%
CCC,CC,C 28.0%	CCC,CC,C 30.9%
D 1.0%	D 1.2%
Not Rated 5.9%	Not Rated 5.0%
Equities 22.0%	Equities 19.2%
Short-Term Investments and Net Other Assets 8.3%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2007*		As of October 31, 2006**
	Nonconvertible Bonds 66.4%		Nonconvertible Bonds 74.8%
	Convertible Bonds, Preferred Stocks 4.1%		Convertible Bonds, Preferred Stocks 3.0%
	Common Stocks 18.5%		Common Stocks 16.7%
	Floating Rate Loans 2.7%		Floating Rate Loans 0.6%
	Short-Term Investments and Net Other Assets 8.3%		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	9.6%	** Foreign investments	9.8%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 67.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (g)	$ 5,200	$ 6,229
Cable TV - 0.1%
Charter Communications, Inc. 5.875% 11/16/09 (g)	2,251	3,265
Telecommunications - 0.3%
ICO North America, Inc. 7.5% 8/15/09 (i)	10,695	10,695
TOTAL CONVERTIBLE BONDS		20,189
Nonconvertible Bonds - 66.4%
Aerospace - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15 (g)	1,430	1,502
Orbimage Holdings, Inc. 14.8669% 7/1/12 (h)	3,710	4,127
		5,629
Air Transportation - 3.2%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19	12,337	12,121
10.18% 1/2/13	5,055	5,106
Continental Airlines, Inc. 7.339% 4/19/14	2,480	2,520
Continental Airlines, Inc.:
6.903% 4/19/22	1,480	1,497
8.4731% 6/2/13 (h)	7,330	7,532
Delta Air Lines, Inc.:
7.9% 12/15/09 (j)	35,990	18,715
8% 12/15/07 (g)(j)	18,731	9,553
8.3% 12/15/29 (j)	28,890	15,167
10% 8/15/08 (j)	35,840	18,278
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12	1,429	1,451
Northwest Airlines Corp. 10% 2/1/09 (j)	1,524	1,173
Northwest Airlines, Inc.:
7.875% 3/15/08 (j)	7,755	6,049
9.875% 3/15/07 (j)	6,255	4,910
		104,072
Automotive - 7.1%
Accuride Corp. 8.5% 2/1/15	4,780	4,923
American Tire Distributors, Inc. 10.75% 4/1/13	6,930	7,086
Ford Motor Credit Co.:
7% 10/1/13	46,900	44,438
7.25% 10/25/11	1,335	1,308
7.375% 2/1/11	28,795	28,480
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co.: - continued
8% 12/15/16	$ 7,110	$ 6,932
9.75% 9/15/10	9,074	9,607
General Motors Acceptance Corp.:
6.75% 12/1/14	21,705	21,379
6.875% 9/15/11	4,335	4,351
8% 11/1/31	17,970	19,318
General Motors Corp. 8.375% 7/15/33	71,020	64,273
IdleAire Technologies Corp. 0% 12/15/12 unit (d)(g)	16,350	11,200
Tenneco, Inc. 8.625% 11/15/14	2,870	3,035
United Components, Inc. 9.375% 6/15/13	2,225	2,308
		228,638
Broadcasting - 0.4%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (d)	10,005	9,830
Paxson Communications Corp. 11.6056% 1/15/13 (g)(h)	3,255	3,410
		13,240
Building Materials - 2.2%
Belden CDT, Inc. 7% 3/15/17 (g)	4,840	4,949
Goodman Global Holdings, Inc. 7.875% 12/15/12	13,870	13,974
Masonite Corp. 11% 4/6/15 (g)	39,708	36,333
NTK Holdings, Inc. 0% 3/1/14 (d)	17,240	12,930
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	2,991
		71,177
Cable TV - 5.1%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	119,339	126,490
11% 10/1/15	10,460	11,088
CSC Holdings, Inc.:
7.25% 4/15/12	22,870	22,870
7.625% 7/15/18	3,403	3,471
		163,919
Capital Goods - 1.5%
Baldor Electric Co. 8.625% 2/15/17	2,250	2,402
Hawk Corp. 8.75% 11/1/14	2,770	2,867
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	20,422
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	$ 1,440	$ 1,469
9.5% 8/1/14	2,040	2,183
Sensus Metering Systems, Inc. 8.625% 12/15/13	6,645	6,811
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	5,824
Titan International, Inc. 8% 1/15/12 (g)	6,970	7,214
		49,192
Chemicals - 1.5%
Georgia Gulf Corp. 9.5% 10/15/14 (g)	6,775	6,775
Huntsman LLC 11.625% 10/15/10	5,972	6,450
Lyondell Chemical Co. 8.25% 9/15/16	7,370	7,914
MacDermid, Inc. 9.5% 4/15/17 (g)	900	938
Nell AF Sarl 8.375% 8/15/15 (g)	3,990	4,160
Phibro Animal Health Corp.:
10% 8/1/13 (g)	3,380	3,617
13% 8/1/14 (g)	6,760	7,233
Reichhold Industries, Inc. 9% 8/15/14 (g)	6,790	7,079
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)	705	721
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	5,110	5,468
		50,355
Consumer Products - 0.2%
NPI Merger Corp. 10.75% 4/15/14 (g)	2,215	2,353
Simmons Bedding Co. 0% 12/15/14 (d)	5,215	4,368
		6,721
Containers - 0.5%
Graham Packaging Co. LP/GPC Capital Corp. 9.875% 10/15/14	14,530	14,893
Pliant Corp. 13% 7/15/10	2,533	1,647
		16,540
Diversified Financial Services - 0.3%
Cardtronics, Inc. 9.25% 8/15/13	2,840	3,003
Triad Acquisition Corp. 11.125% 5/1/13	4,170	3,962
Yankee Acquisition Corp. 8.5% 2/15/15 (g)	1,900	1,952
		8,917
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - 0.5%
Affinion Group, Inc. 11.5% 10/15/15	$ 6,715	$ 7,403
Nielsen Finance LLC/Co. 0% 8/1/16 (d)(g)	10,235	7,395
		14,798
Electric Utilities - 1.6%
Calpine Corp.:
8.5% 7/15/10 (g)	16,320	17,136
8.75% 7/15/13 (g)	5,865	6,158
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	6,844
9.125% 5/1/31	9,625	10,491
Mirant North America LLC 7.375% 12/31/13	10,560	11,167
		51,796
Energy - 4.9%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17	2,140	2,151
Chaparral Energy, Inc.:
8.5% 12/1/15	4,490	4,546
8.875% 2/1/17 (g)	3,650	3,732
Chesapeake Energy Corp. 6.5% 8/15/17	8,900	8,856
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	830	869
7.75% 5/15/17	1,760	1,866
Complete Production Services, Inc. 8% 12/15/16 (g)	8,260	8,549
Denbury Resources, Inc. 7.5% 12/15/15	10,000	10,175
El Paso Corp. 6.95% 6/1/28	15,800	16,156
El Paso Energy Corp. 7.75% 1/15/32	1,970	2,180
El Paso Production Holding Co. 7.75% 6/1/13	8,155	8,573
Energy Partners Ltd. 9.75% 4/15/14 (g)	6,000	6,083
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	5,190	5,222
9% 6/1/16 (g)	6,640	7,072
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	3,260	3,464
Mariner Energy, Inc. 8% 5/15/17	2,620	2,633
OPTI Canada, Inc. 8.25% 12/15/14 (g)	7,120	7,556
Petrohawk Energy Corp. 9.125% 7/15/13	19,920	21,364
Pogo Producing Co.:
6.625% 3/15/15	6,505	6,359
6.875% 10/1/17	6,485	6,347
7.875% 5/1/13	4,790	4,862
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Stone Energy Corp.:
6.75% 12/15/14	$ 6,595	$ 6,150
8.25% 12/15/11	3,475	3,466
Venoco, Inc. 8.75% 12/15/11	3,670	3,762
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (g)	6,820	7,229
		159,222
Entertainment/Film - 0.4%
Cinemark, Inc. 0% 3/15/14 (d)	7,430	6,873
Livent, Inc. yankee 9.375% 10/15/04 (j)	11,100	111
Marquee Holdings, Inc. 0% 8/15/14 (d)	6,990	6,169
		13,153
Environmental - 1.5%
Allied Waste North America, Inc.:
7.25% 3/15/15	27,340	28,092
7.375% 4/15/14	21,790	22,117
		50,209
Food and Drug Retail - 2.6%
Ahold Finance USA, Inc. 8.25% 7/15/10	24,880	27,038
Albertsons, Inc. 8% 5/1/31	20,200	21,099
Nutritional Sourcing Corp. 10.125% 8/1/09	7,424	4,603
Rite Aid Corp.:
7.7% 2/15/27	12,345	10,617
8.625% 3/1/15	14,020	13,599
SUPERVALU, Inc. 7.5% 11/15/14	7,095	7,414
		84,370
Food/Beverage/Tobacco - 0.5%
AmeriQual Group LLC/AmeriQual Finance Corp. 9.5% 4/1/12 (g)	3,000	3,105
Pierre Foods, Inc. 9.875% 7/15/12	2,240	2,330
Swift & Co. 10.125% 10/1/09	11,830	12,185
		17,620
Gaming - 0.4%
MTR Gaming Group, Inc. 9% 6/1/12	1,810	1,901
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)	2,990	2,302
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.: - continued
9% 1/15/12	$ 1,760	$ 1,822
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	6,680	6,680
		12,705
Healthcare - 5.0%
Advanced Medical Optics, Inc. 7.5% 5/1/17 (g)	1,990	2,042
AmeriPath Intermediate Holdings, Inc. 0% 2/15/14 pay-in-kind (g)(h)	3,150	3,150
AmeriPath, Inc. 10.5% 4/1/13	6,900	7,513
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (g)	7,080	7,257
Concentra Operating Corp. 9.125% 6/1/12	3,355	3,581
CRC Health Group, Inc. 10.75% 2/1/16	3,340	3,649
DaVita, Inc. 7.25% 3/15/15	6,105	6,227
Encore Medical Finance LLC 11.75% 11/15/14 (g)	20,745	21,782
HCA, Inc. 6.375% 1/15/15	4,730	4,121
LifeCare Holdings, Inc. 9.25% 8/15/13	6,590	5,338
Multiplan, Inc. 10.375% 4/15/16 (g)	3,660	3,907
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)	560	581
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	9,190	9,741
Tenet Healthcare Corp.:
6.5% 6/1/12	14,200	13,171
7.375% 2/1/13	37,435	35,142
9.25% 2/1/15	11,960	11,945
9.875% 7/1/14	11,290	11,516
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (g)(h)	9,630	9,738
		160,401
Insurance - 1.4%
Provident Companies, Inc.:
7% 7/15/18	3,650	3,814
7.25% 3/15/28	17,830	18,748
UnumProvident Corp.:
6.75% 12/15/28	11,350	11,208
7.375% 6/15/32	9,190	9,863
USI Holdings Corp. 9.75% 5/15/15 (g)	1,550	1,583
		45,216
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - 3.0%
Festival Fun Parks LLC 10.875% 4/15/14	$ 2,470	$ 2,538
Six Flags, Inc.:
8.875% 2/1/10	1,355	1,377
9.625% 6/1/14	73,815	71,231
9.75% 4/15/13	23,580	23,108
		98,254
Metals/Mining - 2.5%
Aleris International, Inc. 9% 12/15/14 (g)	4,910	5,229
Drummond Co., Inc. 7.375% 2/15/16 (g)	9,205	8,906
FMG Finance Property Ltd. 10.625% 9/1/16 (g)	13,835	16,152
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	7,390	8,009
8.375% 4/1/17	21,580	23,630
Novelis, Inc. 7.25% 2/15/15	10,000	10,500
PNA Group, Inc. 10.75% 9/1/16 (g)	6,790	7,486
		79,912
Paper - 1.3%
Georgia-Pacific Corp. 7.7% 6/15/15	10,645	10,911
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	6,960	6,890
8.25% 10/1/12	5,000	5,075
Valassis Communications, Inc. 8.25% 3/1/15 (g)	19,845	19,547
		42,423
Publishing/Printing - 0.2%
The Reader's Digest Association, Inc. 9% 2/15/17 (g)	5,480	5,384
Restaurants - 0.3%
Sbarro, Inc. 10.375% 2/1/15 (g)	1,120	1,173
Uno Restaurant Corp. 10% 2/15/11 (g)	8,670	7,326
		8,499
Services - 2.0%
Aramark Corp. 8.5% 2/1/15 (g)	3,640	3,804
Ashtead Capital, Inc. 9% 8/15/16 (g)	5,960	6,422
Ashtead Holdings PLC 8.625% 8/1/15 (g)	2,500	2,600
Cornell Companies, Inc. 10.75% 7/1/12	7,345	8,024
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	4,020	4,382
H&E Equipment Services, Inc. 8.375% 7/15/16	3,060	3,312
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (g)	5,150	5,227
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Language Line, Inc. 11.125% 6/15/12	$ 4,610	$ 4,910
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	15,500	15,035
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12	4,350	5,046
Rental Service Corp. 9.5% 12/1/14 (g)	5,720	6,085
		64,847
Shipping - 0.7%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)	8,730	9,167
Ship Finance International Ltd. 8.5% 12/15/13	11,965	12,444
		21,611
Specialty Retailing - 1.3%
General Nutrition Centers, Inc. 9.7875% 3/15/14 pay-in-kind (g)(h)	14,050	14,032
Intcomex, Inc. 11.75% 1/15/11	6,260	6,417
Sally Holdings LLC 10.5% 11/15/16 (g)	22,275	23,166
		43,615
Steels - 0.2%
Edgen Acquisition Corp. 9.875% 2/1/11	5,980	6,399
Tube City IMS Corp. 9.75% 2/1/15 (g)	670	707
		7,106
Super Retail - 1.9%
Michaels Stores, Inc. 11.375% 11/1/16 (g)	21,490	23,639
NBC Acquisition Corp. 0% 3/15/13 (d)	12,830	10,777
Toys 'R' US, Inc.:
7.625% 8/1/11	7,035	6,815
7.875% 4/15/13	21,380	20,177
		61,408
Technology - 3.9%
Activant Solutions, Inc. 9.5% 5/1/16	2,310	2,287
Avago Technologies Finance Ltd.:
10.125% 12/1/13	19,280	21,063
11.875% 12/1/15	10,280	11,668
Conexant Systems, Inc. 9.11% 11/15/10 (h)	4,280	4,387
Danka Business Systems PLC 11% 6/15/10	2,750	2,846
Freescale Semiconductor, Inc. 10.125% 12/15/16 (g)	16,080	16,262
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	2,465	2,046
8.6049% 12/15/11 (h)	3,840	3,322
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Nortel Networks Corp.:
10.125% 7/15/13 (g)	$ 6,370	$ 7,063
10.75% 7/15/16 (g)	6,630	7,484
NXP BV 9.5% 10/15/15 (g)	10,380	10,899
Open Solutions, Inc. 9.75% 2/1/15 (g)	1,550	1,602
PGS Solutions, Inc. 9.625% 2/15/15 (g)	2,530	2,562
Solectron Global Finance Ltd. 8% 3/15/16	2,190	2,212
SS&C Technologies, Inc. 11.75% 12/1/13	9,920	11,160
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	6,111
Viasystems, Inc. 10.5% 1/15/11	12,680	12,934
		125,908
Telecommunications - 6.4%
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (g)	8,660	9,266
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	5,000	5,400
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	6,680	6,914
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	3,157
Citizens Communications Co. 7.875% 1/15/27 (g)	6,970	7,266
Cricket Communications, Inc. 9.375% 11/1/14 (g)	6,920	7,396
Digicel Group Ltd. 8.875% 1/15/15 (g)	11,500	11,270
Intelsat Ltd.:
6.5% 11/1/13	43,452	37,369
7.625% 4/15/12	30,225	28,412
11.25% 6/15/16	19,920	22,709
Level 3 Financing, Inc. 12.25% 3/15/13	6,100	7,130
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)	13,840	14,740
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	3,430	3,687
Qwest Capital Funding, Inc. 7.75% 2/15/31	14,425	14,335
Rural Cellular Corp. 9.75% 1/15/10	4,825	4,982
U.S. West Communications 6.875% 9/15/33	15,000	14,663
Windstream Corp. 8.625% 8/1/16	7,030	7,715
		206,411
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 1.7%
Hanesbrands, Inc. 8.735% 12/15/14 (g)(h)	$ 9,940	$ 10,213
Levi Strauss & Co. 12.25% 12/15/12	39,715	43,488
		53,701
TOTAL NONCONVERTIBLE BONDS		2,146,969
TOTAL CORPORATE BONDS (Cost $2,081,298)		2,167,158
Common Stocks - 18.5%
	Shares
Building Materials - 0.6%
Armstrong World Industries, Inc. (a)	71,033	3,623
Owens Corning (a)	481,722	14,765
		18,388
Cable TV - 0.5%
Charter Communications, Inc. Class A (a)	2,032,900	6,139
Gray Television, Inc.	134,070	1,431
Virgin Media, Inc.	281,530	7,103
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
		14,673
Chemicals - 0.9%
Celanese Corp. Class A	800,000	26,536
Huntsman Corp. (i)	96,480	1,891
		28,427
Consumer Products - 1.6%
Revlon, Inc. Class A (sub. vtg.) (a)(f)	41,158,562	53,095
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	6,050
Pliant Corp. (a)	2,041	0
Trivest 1992 Special Fund Ltd. (a)(i)	3,037,732	15
		6,065
Electric Utilities - 1.7%
AES Corp. (a)	1,392,509	30,621
Mirant Corp. (a)	523,570	23,493
		54,114
Common Stocks - continued
	Shares	Value (000s)
Energy - 1.6%
Chesapeake Energy Corp.	1,150,000	$ 38,813
El Paso Corp.	850,900	12,764
		51,577
Gaming - 0.2%
Station Casinos, Inc.	89,000	7,743
Healthcare - 1.7%
DaVita, Inc. (a)	956,946	52,259
Service Corp. International	272,300	3,308
		55,567
Leisure - 0.1%
Six Flags, Inc.	343,900	2,050
Metals/Mining - 0.6%
Alpha Natural Resources, Inc. (a)	1,198,900	20,825
Paper - 0.2%
Temple-Inland, Inc.	100,678	5,964
Publishing/Printing - 0.7%
Cenveo, Inc. (a)	921,258	23,630
Shipping - 3.0%
Frontline Ltd. (NY Shares) (e)	200,000	7,558
Overseas Shipholding Group, Inc.	373,400	26,437
Ship Finance International Ltd. (NY Shares)	511,328	15,207
Teekay Shipping Corp.	778,100	46,414
		95,616
Steels - 0.4%
Reliance Steel & Aluminum Co.	147,400	8,756
United States Steel Corp.	40,000	4,062
		12,818
Technology - 3.0%
Advanced Micro Devices, Inc. (a)	300,000	4,146
Amkor Technology, Inc. (a)	3,500,000	48,965
Atmel Corp. (a)	1,000,000	5,320
Flextronics International Ltd. (a)	2,665,000	29,715
Viasystems Group, Inc. (a)(i)	1,026,780	9,241
		97,387
Telecommunications - 1.5%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	185
McLeodUSA, Inc.	4,914,174	36,856
One Communications (a)(i)	925,628	12,265
		49,306
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	42,253	$ 308
Pillowtex Corp. (a)	490,256	0
		308
TOTAL COMMON STOCKS (Cost $453,002)		597,553
Preferred Stocks - 3.5%

Convertible Preferred Stocks - 3.2%
Energy - 2.9%
El Paso Corp. 4.99%	49,100	64,540
EXCO Resources, Inc. Series A1:
11.00% (a)(i)	2,173	21,730
7.00% (a)(i)	527	5,270
		91,540
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	89,300	9,677
TOTAL CONVERTIBLE PREFERRED STOCKS		101,217
Nonconvertible Preferred Stocks - 0.3%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,671	3,983
Containers - 0.2%
Pliant Corp. Series AA 13.00%	18,036	6,313
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,296
TOTAL PREFERRED STOCKS (Cost $113,604)		111,513
Floating Rate Loans - 2.7%
	Principal Amount (000s)
Aerospace - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 12.35% 2/21/14 (h)	$ 250	251
Air Transportation - 0.0%
Delta Air Lines, Inc. Tranche 2LN, term loan 8.605% 4/25/14 (h)	1,100	1,114
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - 1.0%
AM General LLC term loan 11.07% 4/17/12 (h)	$ 7,670	$ 7,737
Delphi Corp. term loan 8.125% 12/31/07 (h)	3,920	3,935
Ford Motor Co. term loan 8.36% 12/15/13 (h)	20,828	20,932
		32,604
Building Materials - 0.1%
Masonite International Corp. term loan 7.35391% 4/5/13 (h)	2,557	2,506
Cable TV - 0.1%
Wide Open West Finance LLC Tranche 2, term loan 10.36% 5/1/14 (h)	1,770	1,797
Consumer Products - 0.2%
Amscan Holdings, Inc. Tranche 2, term loan 10.39% 12/23/13 (h)	4,550	4,641
Containers - 0.0%
Solo Cup Co. term loan 11.57% 3/31/12 (h)	680	694
Energy - 1.1%
Antero Resources Corp. Tranche 2LN, term loan 9.82% 4/12/14 (h)	7,670	7,708
Forest Alaska Operating LLC term loan 11.82% 12/8/11 (h)	20,890	20,890
Sandridge Energy, Inc. term loan 8.625% 4/1/15 (h)	7,950	8,119
		36,717
Services - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (h)	1,175	1,184
Telecommunications - 0.2%
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (h)	850	862
Wind Telecomunicazioni Spa term loan 12.6088% 12/12/11 pay-in-kind (h)	6,209	6,294
		7,156
TOTAL FLOATING RATE LOANS (Cost $87,905)		88,664
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	220,036,532	220,037
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	5,737,500	5,738
TOTAL MONEY MARKET FUNDS (Cost $225,775)		225,775
Cash Equivalents - 0.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $16,818)	16,820	$ 16,818
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $2,978,402)		3,207,481
NET OTHER ASSETS - 0.8%		25,735
NET ASSETS - 100%		$ 3,233,216
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $523,522,000 or 16.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,415,000 or 1.9% of net assets.

(j) Non-income producing - Issuer is in default.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
EXCO Resources, Inc. Series A1, 11.00%	3/28/07	$ 21,730
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 5,270
Huntsman Corp.	4/30/03	$ 690
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 10,783
One Communications	11/18/04 - 6/29/06	$ 4,418
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$16,818,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 2,569
Barclays Capital, Inc.	5,729
Fortis Securities LLC	3,672
Lehman Brothers, Inc.	4,848
$ 16,818
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,442
Fidelity Securities Lending Cash Central Fund	135
Total	$ 4,577
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Revlon, Inc. Class A (sub. vtg.)	$ 44,476	$ 8,104	$ -	$ -	$ 53,095
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $875,850,000 of which $396,932,000 and $478,918,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,669 and repurchase agreements of $16,818) - See accompanying schedule: Unaffiliated issuers (cost $2,674,050)	$ 2,928,611
Fidelity Central Funds (cost $225,775)	225,775
Other affiliated issuers (cost $78,577)	53,095
Total Investments (cost $2,978,402)		$ 3,207,481
Receivable for investments sold		7,006
Receivable for fund shares sold		10,109
Dividends receivable		32
Interest receivable		46,660
Distributions receivable from Fidelity Central Funds		990
Prepaid expenses		8
Other receivables		149
Total assets		3,272,435

Liabilities
Payable to custodian bank	$ 57
Payable for investments purchased	21,070
Payable for fund shares redeemed	6,909
Distributions payable	2,559
Accrued management fee	1,501
Distribution fees payable	715
Other affiliated payables	551
Other payables and accrued expenses	119
Collateral on securities loaned, at value	5,738
Total liabilities		39,219

Net Assets		$ 3,233,216
Net Assets consist of:
Paid in capital		$ 3,827,457
Undistributed net investment income		14,070
Accumulated undistributed net realized gain (loss) on investments		(837,390)
Net unrealized appreciation (depreciation) on investments		229,079
Net Assets		$ 3,233,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($720,555 ÷ 65,956 shares)	$ 10.92

Maximum offering price per share (100/96.00 of $10.92)	$ 11.38
Class T: Net Asset Value and redemption price per share ($1,215,218 ÷ 110,856 shares)	$ 10.96

Maximum offering price per share (100/96.00 of $10.96)	$ 11.42
Class B: Net Asset Value and offering price per share ($167,547 ÷ 15,405 shares)A	$ 10.88

Class C: Net Asset Value and offering price per share ($232,260 ÷ 21,285 shares)A	$ 10.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($897,636 ÷ 85,354 shares)	$ 10.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 4,121
Interest		98,547
Income from Fidelity Central Funds		4,577
Total income		107,245

Expenses
Management fee	$ 8,424
Transfer agent fees	2,707
Distribution fees	3,934
Accounting and security lending fees	493
Custodian fees and expenses	24
Independent trustees' compensation	4
Registration fees	110
Audit	45
Legal	27
Miscellaneous	9
Total expenses before reductions	15,777
Expense reductions	(44)	15,733
Net investment income		91,512
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,119
Total net realized gain (loss)		45,119
Change in net unrealized appreciation (depreciation) on investment securities		191,219
Net gain (loss)		236,338
Net increase (decrease) in net assets resulting from operations		$ 327,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 91,512	$ 166,022
Net realized gain (loss)	45,119	68,572
Change in net unrealized appreciation (depreciation)	191,219	56,134
Net increase (decrease) in net assets resulting from operations	327,850	290,728
Distributions to shareholders from net investment income	(104,274)	(158,973)
Distributions to shareholders from net realized gain	-	(7,252)
Total distributions	(104,274)	(166,225)
Share transactions - net increase (decrease)	332,332	279,191
Redemption fees	131	336
Total increase (decrease) in net assets	556,039	404,030

Net Assets
Beginning of period	2,677,177	2,273,147
End of period (including undistributed net investment income of $14,070 and undistributed net investment income of $26,832, respectively)	$ 3,233,216	$ 2,677,177

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.60	$ 9.64	$ 9.50	$ 6.40	$ 8.17
Income from Investment Operations
Net investment income E	.333	.673	.695	.797	.873	.767 J
Net realized and unrealized gain (loss)	.864	.500	.134	.307	2.875	(1.866) J
Total from investment operations	1.197	1.173	.829	1.104	3.748	(1.099)
Distributions from net investment income	(.377)	(.644)	(.871)	(.966)	(.648)	(.671)
Distributions from net realized gain	-	(.030)	-	-	-	-
Total distributions	(.377)	(.674)	(.871)	(.966)	(.648)	(.671)
Redemption fees added to paid in capital E	- I	.001	.002	.002	-	-
Net asset value, end of period	$ 10.92	$ 10.10	$ 9.60	$ 9.64	$ 9.50	$ 6.40
Total Return B,C,D	12.01%	12.62%	8.71%	12.23%	60.58%	(14.39)%
Ratios to Average Net Assets F,H
Expenses before reductions	.99% A	.98%	1.00%	.98%	.99%	1.02%
Expenses net of fee waivers, if any	.99% A	.98%	1.00%	.98%	.99%	1.02%
Expenses net of all reductions	.99% A	.98%	.99%	.98%	.99%	1.01%
Net investment income	6.30% A	6.83%	7.08%	8.38%	10.45%	10.12% J
Supplemental Data
Net assets, end of period (in millions)	$ 721	$ 583	$ 424	$ 297	$ 307	$ 157
Portfolio turnover rate G	46% A	51%	53%	67%	111%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share. J As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 11.01% to 10.12%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.63	$ 9.67	$ 9.52	$ 6.42	$ 8.18
Income from Investment Operations
Net investment income E	.332	.670	.693	.793	.859	.766 J
Net realized and unrealized gain (loss)	.863	.507	.129	.315	2.883	(1.860) J
Total from investment operations	1.195	1.177	.822	1.108	3.742	(1.094)
Distributions from net investment income	(.375)	(.638)	(.864)	(.960)	(.642)	(.666)
Distributions from net realized gain	-	(.030)	-	-	-	-
Total distributions	(.375)	(.668)	(.864)	(.960)	(.642)	(.666)
Redemption fees added to paid in capital E	- I	.001	.002	.002	-	-
Net asset value, end of period	$ 10.96	$ 10.14	$ 9.63	$ 9.67	$ 9.52	$ 6.42
Total Return B,C,D	11.94%	12.62%	8.61%	12.24%	60.26%	(14.30)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.04%	1.06%	1.06%	1.06%	1.08%
Expenses net of fee waivers, if any	1.03% A	1.04%	1.06%	1.06%	1.06%	1.08%
Expenses net of all reductions	1.03% A	1.04%	1.06%	1.06%	1.06%	1.08%
Net investment income	6.26% A	6.77%	7.02%	8.30%	10.38%	10.05% J
Supplemental Data
Net assets, end of period (in millions)	$ 1,215	$ 1,083	$ 1,003	$ 1,245	$ 1,398	$ 1,070
Portfolio turnover rate G	46% A	51%	53%	67%	111%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share. J As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.95% to 10.05%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.56	$ 9.61	$ 9.47	$ 6.38	$ 8.15
Income from Investment Operations
Net investment income E	.291	.597	.622	.723	.802	.712 J
Net realized and unrealized gain (loss)	.867	.501	.123	.310	2.873	(1.868) J
Total from investment operations	1.158	1.098	.745	1.033	3.675	(1.156)
Distributions from net investment income	(.338)	(.569)	(.797)	(.895)	(.585)	(.614)
Distributions from net realized gain	-	(.030)	-	-	-	-
Total distributions	(.338)	(.599)	(.797)	(.895)	(.585)	(.614)
Redemption fees added to paid in capital E	- I	.001	.002	.002	-	-
Net asset value, end of period	$ 10.88	$ 10.06	$ 9.56	$ 9.61	$ 9.47	$ 6.38
Total Return B,C,D	11.64%	11.82%	7.82%	11.44%	59.42%	(15.07)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.75% A	1.74%	1.75%	1.74%	1.75%	1.78%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.74%	1.74%	1.75%	1.78%
Expenses net of all reductions	1.75% A	1.74%	1.74%	1.74%	1.75%	1.77%
Net investment income	5.54% A	6.06%	6.33%	7.62%	9.69%	9.36% J
Supplemental Data
Net assets, end of period (in millions)	$ 168	$ 202	$ 313	$ 498	$ 613	$ 426
Portfolio turnover rate G	46% A	51%	53%	67%	111%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share. J As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.25% to 9.36%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.59	$ 9.63	$ 9.49	$ 6.40	$ 8.16
Income from Investment Operations
Net investment income E	.289	.592	.615	.718	.801	.708 J
Net realized and unrealized gain (loss)	.865	.500	.133	.309	2.868	(1.859) J
Total from investment operations	1.154	1.092	.748	1.027	3.669	(1.151)
Distributions from net investment income	(.334)	(.563)	(.790)	(.889)	(.579)	(.609)
Distributions from net realized gain	-	(.030)	-	-	-	-
Total distributions	(.334)	(.593)	(.790)	(.889)	(.579)	(.609)
Redemption fees added to paid in capital E	- I	.001	.002	.002	-	-
Net asset value, end of period	$ 10.91	$ 10.09	$ 9.59	$ 9.63	$ 9.49	$ 6.40
Total Return B,C,D	11.57%	11.72%	7.83%	11.33%	59.11%	(14.98)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.81% A	1.80%	1.82%	1.81%	1.82%	1.84%
Expenses net of fee waivers, if any	1.81% A	1.80%	1.82%	1.81%	1.82%	1.84%
Expenses net of all reductions	1.81% A	1.80%	1.82%	1.81%	1.82%	1.84%
Net investment income	5.49% A	6.01%	6.26%	7.55%	9.62%	9.29% J
Supplemental Data
Net assets, end of period (in millions)	$ 232	$ 198	$ 182	$ 193	$ 219	$ 132
Portfolio turnover rate G	46% A	51%	53%	67%	111%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share. J As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.19% to 9.29%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.28	$ 9.35	$ 9.24	$ 6.24	$ 7.97
Income from Investment Operations
Net investment income D	.329	.665	.691	.786	.867	.759 I
Net realized and unrealized gain (loss)	.838	.485	.125	.305	2.796	(1.805) I
Total from investment operations	1.167	1.150	.816	1.091	3.663	(1.046)
Distributions from net investment income	(.387)	(.661)	(.888)	(.983)	(.663)	(.684)
Distributions from net realized gain	-	(.030)	-	-	-	-
Total distributions	(.387)	(.691)	(.888)	(.983)	(.663)	(.684)
Redemption fees added to paid in capital D	- H	.001	.002	.002	-	-
Net asset value, end of period	$ 10.52	$ 9.74	$ 9.28	$ 9.35	$ 9.24	$ 6.24
Total Return B,C	12.15%	12.83%	8.85%	12.46%	60.82%	(14.09)%
Ratios to Average Net Assets E,G
Expenses before reductions	.82% A	.81%	.81%	.83%	.82%	.85%
Expenses net of fee waivers, if any	.82% A	.81%	.81%	.83%	.82%	.85%
Expenses net of all reductions	.81% A	.81%	.81%	.83%	.82%	.85%
Net investment income	6.48% A	6.99%	7.26%	8.53%	10.62%	10.28% I
Supplemental Data
Net assets, end of period (in millions)	$ 898	$ 610	$ 351	$ 245	$ 218	$ 82
Portfolio turnover rate F	46% A	51%	53%	67%	111%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 11.18% to 10.28%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 336,918
Unrealized depreciation	(92,248)
Net unrealized appreciation (depreciation)	$ 244,670
Cost for federal income tax purposes	$ 2,962,811

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $863,695 and $636,646, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 542	$ 20
Class T	0%	.25%	1,447	44
Class B	.65%	.25%	868	629
Class C	.75%	.25%	1,077	198
			$ 3,934	$ 891

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 137
Class T	45
Class B*	184
Class C*	16
$ 382

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 645.20
Class T	925.16
Class B	217.23
Class C	190.18
Institutional Class	730.19
	$ 2,707

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $135.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.75%	$ 4

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4
Class T	4
Class B	1
Class C	1
Institutional Class	10
$ 20

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Advisor Series I, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 22,639	$ 32,695
Class T	40,506	67,200
Class B	6,244	15,265
Class C	6,726	10,986
Institutional Class	28,159	32,827
Total	$ 104,274	$ 158,973
From net realized gain
Class A	$ -	$ 1,358
Class T	-	3,190
Class B	-	948
Class C	-	578
Institutional Class	-	1,178
Total	$ -	$ 7,252

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	14,834	25,729	$ 158,361	$ 254,114
Reinvestment of distributions	1,516	2,397	16,138	23,672
Shares redeemed	(8,094)	(14,626)	(86,049)	(144,291)
Net increase (decrease)	8,256	13,500	$ 88,450	$ 133,495
Class T
Shares sold	14,592	29,261	$ 156,225	$ 288,708
Reinvestment of distributions	3,180	5,903	33,953	58,456
Shares redeemed	(13,779)	(32,456)	(147,015)	(320,819)
Net increase (decrease)	3,993	2,708	$ 43,163	$ 26,345
Class B
Shares sold	1,790	3,183	$ 18,886	$ 31,241
Reinvestment of distributions	373	1,058	3,949	10,392
Shares redeemed	(6,850)	(16,913)	(72,646)	(166,272)
Net increase (decrease)	(4,687)	(12,672)	$ (49,811)	$ (124,639)
Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class C
Shares sold	3,744	5,331	$ 39,931	$ 52,542
Reinvestment of distributions	387	715	4,116	7,048
Shares redeemed	(2,504)	(5,406)	(26,598)	(53,306)
Net increase (decrease)	1,627	640	$ 17,449	$ 6,284
Institutional Class
Shares sold	24,264	37,402	$ 249,010	$ 357,166
Reinvestment of distributions	2,477	3,242	25,411	30,912
Shares redeemed	(4,025)	(15,826)	(41,340)	(150,372)
Net increase (decrease)	22,716	24,818	$ 233,081	$ 237,706

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Advantage Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HY-USAN-0607
1.784886.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Income Advantage

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,120.10	$ 5.20**
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96**
Class T
Actual	$ 1,000.00	$ 1,119.40	$ 5.41
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.16
Class B
Actual	$ 1,000.00	$ 1,116.40	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,115.70	$ 9.49
HypotheticalA	$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class
Actual	$ 1,000.00	$ 1,121.50	$ 4.31
HypotheticalA	$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%**
Class T	1.03%
Class B	1.75%
Class C	1.81%
Institutional Class	.82%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been 1.07% and the expenses paid in the actual and hypothetical examples above would have been $5.62 and $5.36, respectively.

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communications Holdings I LLC/Charter Communications Holdings I Cap Corp.	4.3	2.4
Six Flags, Inc.	3.0	4.3
El Paso Corp.	2.9	4.6
Ford Motor Credit Co.	2.8	3.0
Intelsat Ltd.	2.8	3.1
	15.8
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.5	10.6
Telecommunications	8.4	8.5
Automotive	8.1	8.8
Technology	6.9	7.2
Healthcare	6.7	8.8
Quality Diversification (% of fund's net assets)
As of April 30, 2007*	As of October 31, 2006**
AAA,AA,A 0.3%	AAA,AA,A 0.0%
BB 8.5%	BB 6.2%
B 26.0%	B 32.6%
CCC,CC,C 28.0%	CCC,CC,C 30.9%
D 1.0%	D 1.2%
Not Rated 5.9%	Not Rated 5.0%
Equities 22.0%	Equities 19.2%
Short-Term Investments and Net Other Assets 8.3%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2007*		As of October 31, 2006**
	Nonconvertible Bonds 66.4%		Nonconvertible Bonds 74.8%
	Convertible Bonds, Preferred Stocks 4.1%		Convertible Bonds, Preferred Stocks 3.0%
	Common Stocks 18.5%		Common Stocks 16.7%
	Floating Rate Loans 2.7%		Floating Rate Loans 0.6%
	Short-Term Investments and Net Other Assets 8.3%		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	9.6%	** Foreign investments	9.8%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 67.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (g)	$ 5,200	$ 6,229
Cable TV - 0.1%
Charter Communications, Inc. 5.875% 11/16/09 (g)	2,251	3,265
Telecommunications - 0.3%
ICO North America, Inc. 7.5% 8/15/09 (i)	10,695	10,695
TOTAL CONVERTIBLE BONDS		20,189
Nonconvertible Bonds - 66.4%
Aerospace - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15 (g)	1,430	1,502
Orbimage Holdings, Inc. 14.8669% 7/1/12 (h)	3,710	4,127
		5,629
Air Transportation - 3.2%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19	12,337	12,121
10.18% 1/2/13	5,055	5,106
Continental Airlines, Inc. 7.339% 4/19/14	2,480	2,520
Continental Airlines, Inc.:
6.903% 4/19/22	1,480	1,497
8.4731% 6/2/13 (h)	7,330	7,532
Delta Air Lines, Inc.:
7.9% 12/15/09 (j)	35,990	18,715
8% 12/15/07 (g)(j)	18,731	9,553
8.3% 12/15/29 (j)	28,890	15,167
10% 8/15/08 (j)	35,840	18,278
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12	1,429	1,451
Northwest Airlines Corp. 10% 2/1/09 (j)	1,524	1,173
Northwest Airlines, Inc.:
7.875% 3/15/08 (j)	7,755	6,049
9.875% 3/15/07 (j)	6,255	4,910
		104,072
Automotive - 7.1%
Accuride Corp. 8.5% 2/1/15	4,780	4,923
American Tire Distributors, Inc. 10.75% 4/1/13	6,930	7,086
Ford Motor Credit Co.:
7% 10/1/13	46,900	44,438
7.25% 10/25/11	1,335	1,308
7.375% 2/1/11	28,795	28,480
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co.: - continued
8% 12/15/16	$ 7,110	$ 6,932
9.75% 9/15/10	9,074	9,607
General Motors Acceptance Corp.:
6.75% 12/1/14	21,705	21,379
6.875% 9/15/11	4,335	4,351
8% 11/1/31	17,970	19,318
General Motors Corp. 8.375% 7/15/33	71,020	64,273
IdleAire Technologies Corp. 0% 12/15/12 unit (d)(g)	16,350	11,200
Tenneco, Inc. 8.625% 11/15/14	2,870	3,035
United Components, Inc. 9.375% 6/15/13	2,225	2,308
		228,638
Broadcasting - 0.4%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (d)	10,005	9,830
Paxson Communications Corp. 11.6056% 1/15/13 (g)(h)	3,255	3,410
		13,240
Building Materials - 2.2%
Belden CDT, Inc. 7% 3/15/17 (g)	4,840	4,949
Goodman Global Holdings, Inc. 7.875% 12/15/12	13,870	13,974
Masonite Corp. 11% 4/6/15 (g)	39,708	36,333
NTK Holdings, Inc. 0% 3/1/14 (d)	17,240	12,930
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	2,991
		71,177
Cable TV - 5.1%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	119,339	126,490
11% 10/1/15	10,460	11,088
CSC Holdings, Inc.:
7.25% 4/15/12	22,870	22,870
7.625% 7/15/18	3,403	3,471
		163,919
Capital Goods - 1.5%
Baldor Electric Co. 8.625% 2/15/17	2,250	2,402
Hawk Corp. 8.75% 11/1/14	2,770	2,867
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	20,422
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	$ 1,440	$ 1,469
9.5% 8/1/14	2,040	2,183
Sensus Metering Systems, Inc. 8.625% 12/15/13	6,645	6,811
Thermadyne Holdings Corp. 9.25% 2/1/14	5,710	5,824
Titan International, Inc. 8% 1/15/12 (g)	6,970	7,214
		49,192
Chemicals - 1.5%
Georgia Gulf Corp. 9.5% 10/15/14 (g)	6,775	6,775
Huntsman LLC 11.625% 10/15/10	5,972	6,450
Lyondell Chemical Co. 8.25% 9/15/16	7,370	7,914
MacDermid, Inc. 9.5% 4/15/17 (g)	900	938
Nell AF Sarl 8.375% 8/15/15 (g)	3,990	4,160
Phibro Animal Health Corp.:
10% 8/1/13 (g)	3,380	3,617
13% 8/1/14 (g)	6,760	7,233
Reichhold Industries, Inc. 9% 8/15/14 (g)	6,790	7,079
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)	705	721
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	5,110	5,468
		50,355
Consumer Products - 0.2%
NPI Merger Corp. 10.75% 4/15/14 (g)	2,215	2,353
Simmons Bedding Co. 0% 12/15/14 (d)	5,215	4,368
		6,721
Containers - 0.5%
Graham Packaging Co. LP/GPC Capital Corp. 9.875% 10/15/14	14,530	14,893
Pliant Corp. 13% 7/15/10	2,533	1,647
		16,540
Diversified Financial Services - 0.3%
Cardtronics, Inc. 9.25% 8/15/13	2,840	3,003
Triad Acquisition Corp. 11.125% 5/1/13	4,170	3,962
Yankee Acquisition Corp. 8.5% 2/15/15 (g)	1,900	1,952
		8,917
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - 0.5%
Affinion Group, Inc. 11.5% 10/15/15	$ 6,715	$ 7,403
Nielsen Finance LLC/Co. 0% 8/1/16 (d)(g)	10,235	7,395
		14,798
Electric Utilities - 1.6%
Calpine Corp.:
8.5% 7/15/10 (g)	16,320	17,136
8.75% 7/15/13 (g)	5,865	6,158
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	6,844
9.125% 5/1/31	9,625	10,491
Mirant North America LLC 7.375% 12/31/13	10,560	11,167
		51,796
Energy - 4.9%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17	2,140	2,151
Chaparral Energy, Inc.:
8.5% 12/1/15	4,490	4,546
8.875% 2/1/17 (g)	3,650	3,732
Chesapeake Energy Corp. 6.5% 8/15/17	8,900	8,856
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	830	869
7.75% 5/15/17	1,760	1,866
Complete Production Services, Inc. 8% 12/15/16 (g)	8,260	8,549
Denbury Resources, Inc. 7.5% 12/15/15	10,000	10,175
El Paso Corp. 6.95% 6/1/28	15,800	16,156
El Paso Energy Corp. 7.75% 1/15/32	1,970	2,180
El Paso Production Holding Co. 7.75% 6/1/13	8,155	8,573
Energy Partners Ltd. 9.75% 4/15/14 (g)	6,000	6,083
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	5,190	5,222
9% 6/1/16 (g)	6,640	7,072
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	3,260	3,464
Mariner Energy, Inc. 8% 5/15/17	2,620	2,633
OPTI Canada, Inc. 8.25% 12/15/14 (g)	7,120	7,556
Petrohawk Energy Corp. 9.125% 7/15/13	19,920	21,364
Pogo Producing Co.:
6.625% 3/15/15	6,505	6,359
6.875% 10/1/17	6,485	6,347
7.875% 5/1/13	4,790	4,862
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Stone Energy Corp.:
6.75% 12/15/14	$ 6,595	$ 6,150
8.25% 12/15/11	3,475	3,466
Venoco, Inc. 8.75% 12/15/11	3,670	3,762
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (g)	6,820	7,229
		159,222
Entertainment/Film - 0.4%
Cinemark, Inc. 0% 3/15/14 (d)	7,430	6,873
Livent, Inc. yankee 9.375% 10/15/04 (j)	11,100	111
Marquee Holdings, Inc. 0% 8/15/14 (d)	6,990	6,169
		13,153
Environmental - 1.5%
Allied Waste North America, Inc.:
7.25% 3/15/15	27,340	28,092
7.375% 4/15/14	21,790	22,117
		50,209
Food and Drug Retail - 2.6%
Ahold Finance USA, Inc. 8.25% 7/15/10	24,880	27,038
Albertsons, Inc. 8% 5/1/31	20,200	21,099
Nutritional Sourcing Corp. 10.125% 8/1/09	7,424	4,603
Rite Aid Corp.:
7.7% 2/15/27	12,345	10,617
8.625% 3/1/15	14,020	13,599
SUPERVALU, Inc. 7.5% 11/15/14	7,095	7,414
		84,370
Food/Beverage/Tobacco - 0.5%
AmeriQual Group LLC/AmeriQual Finance Corp. 9.5% 4/1/12 (g)	3,000	3,105
Pierre Foods, Inc. 9.875% 7/15/12	2,240	2,330
Swift & Co. 10.125% 10/1/09	11,830	12,185
		17,620
Gaming - 0.4%
MTR Gaming Group, Inc. 9% 6/1/12	1,810	1,901
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)	2,990	2,302
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.: - continued
9% 1/15/12	$ 1,760	$ 1,822
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	6,680	6,680
		12,705
Healthcare - 5.0%
Advanced Medical Optics, Inc. 7.5% 5/1/17 (g)	1,990	2,042
AmeriPath Intermediate Holdings, Inc. 0% 2/15/14 pay-in-kind (g)(h)	3,150	3,150
AmeriPath, Inc. 10.5% 4/1/13	6,900	7,513
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (g)	7,080	7,257
Concentra Operating Corp. 9.125% 6/1/12	3,355	3,581
CRC Health Group, Inc. 10.75% 2/1/16	3,340	3,649
DaVita, Inc. 7.25% 3/15/15	6,105	6,227
Encore Medical Finance LLC 11.75% 11/15/14 (g)	20,745	21,782
HCA, Inc. 6.375% 1/15/15	4,730	4,121
LifeCare Holdings, Inc. 9.25% 8/15/13	6,590	5,338
Multiplan, Inc. 10.375% 4/15/16 (g)	3,660	3,907
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)	560	581
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	9,190	9,741
Tenet Healthcare Corp.:
6.5% 6/1/12	14,200	13,171
7.375% 2/1/13	37,435	35,142
9.25% 2/1/15	11,960	11,945
9.875% 7/1/14	11,290	11,516
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (g)(h)	9,630	9,738
		160,401
Insurance - 1.4%
Provident Companies, Inc.:
7% 7/15/18	3,650	3,814
7.25% 3/15/28	17,830	18,748
UnumProvident Corp.:
6.75% 12/15/28	11,350	11,208
7.375% 6/15/32	9,190	9,863
USI Holdings Corp. 9.75% 5/15/15 (g)	1,550	1,583
		45,216
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - 3.0%
Festival Fun Parks LLC 10.875% 4/15/14	$ 2,470	$ 2,538
Six Flags, Inc.:
8.875% 2/1/10	1,355	1,377
9.625% 6/1/14	73,815	71,231
9.75% 4/15/13	23,580	23,108
		98,254
Metals/Mining - 2.5%
Aleris International, Inc. 9% 12/15/14 (g)	4,910	5,229
Drummond Co., Inc. 7.375% 2/15/16 (g)	9,205	8,906
FMG Finance Property Ltd. 10.625% 9/1/16 (g)	13,835	16,152
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	7,390	8,009
8.375% 4/1/17	21,580	23,630
Novelis, Inc. 7.25% 2/15/15	10,000	10,500
PNA Group, Inc. 10.75% 9/1/16 (g)	6,790	7,486
		79,912
Paper - 1.3%
Georgia-Pacific Corp. 7.7% 6/15/15	10,645	10,911
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	6,960	6,890
8.25% 10/1/12	5,000	5,075
Valassis Communications, Inc. 8.25% 3/1/15 (g)	19,845	19,547
		42,423
Publishing/Printing - 0.2%
The Reader's Digest Association, Inc. 9% 2/15/17 (g)	5,480	5,384
Restaurants - 0.3%
Sbarro, Inc. 10.375% 2/1/15 (g)	1,120	1,173
Uno Restaurant Corp. 10% 2/15/11 (g)	8,670	7,326
		8,499
Services - 2.0%
Aramark Corp. 8.5% 2/1/15 (g)	3,640	3,804
Ashtead Capital, Inc. 9% 8/15/16 (g)	5,960	6,422
Ashtead Holdings PLC 8.625% 8/1/15 (g)	2,500	2,600
Cornell Companies, Inc. 10.75% 7/1/12	7,345	8,024
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	4,020	4,382
H&E Equipment Services, Inc. 8.375% 7/15/16	3,060	3,312
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (g)	5,150	5,227
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Language Line, Inc. 11.125% 6/15/12	$ 4,610	$ 4,910
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	15,500	15,035
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12	4,350	5,046
Rental Service Corp. 9.5% 12/1/14 (g)	5,720	6,085
		64,847
Shipping - 0.7%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)	8,730	9,167
Ship Finance International Ltd. 8.5% 12/15/13	11,965	12,444
		21,611
Specialty Retailing - 1.3%
General Nutrition Centers, Inc. 9.7875% 3/15/14 pay-in-kind (g)(h)	14,050	14,032
Intcomex, Inc. 11.75% 1/15/11	6,260	6,417
Sally Holdings LLC 10.5% 11/15/16 (g)	22,275	23,166
		43,615
Steels - 0.2%
Edgen Acquisition Corp. 9.875% 2/1/11	5,980	6,399
Tube City IMS Corp. 9.75% 2/1/15 (g)	670	707
		7,106
Super Retail - 1.9%
Michaels Stores, Inc. 11.375% 11/1/16 (g)	21,490	23,639
NBC Acquisition Corp. 0% 3/15/13 (d)	12,830	10,777
Toys 'R' US, Inc.:
7.625% 8/1/11	7,035	6,815
7.875% 4/15/13	21,380	20,177
		61,408
Technology - 3.9%
Activant Solutions, Inc. 9.5% 5/1/16	2,310	2,287
Avago Technologies Finance Ltd.:
10.125% 12/1/13	19,280	21,063
11.875% 12/1/15	10,280	11,668
Conexant Systems, Inc. 9.11% 11/15/10 (h)	4,280	4,387
Danka Business Systems PLC 11% 6/15/10	2,750	2,846
Freescale Semiconductor, Inc. 10.125% 12/15/16 (g)	16,080	16,262
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	2,465	2,046
8.6049% 12/15/11 (h)	3,840	3,322
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Nortel Networks Corp.:
10.125% 7/15/13 (g)	$ 6,370	$ 7,063
10.75% 7/15/16 (g)	6,630	7,484
NXP BV 9.5% 10/15/15 (g)	10,380	10,899
Open Solutions, Inc. 9.75% 2/1/15 (g)	1,550	1,602
PGS Solutions, Inc. 9.625% 2/15/15 (g)	2,530	2,562
Solectron Global Finance Ltd. 8% 3/15/16	2,190	2,212
SS&C Technologies, Inc. 11.75% 12/1/13	9,920	11,160
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	6,111
Viasystems, Inc. 10.5% 1/15/11	12,680	12,934
		125,908
Telecommunications - 6.4%
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (g)	8,660	9,266
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	5,000	5,400
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	6,680	6,914
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	3,157
Citizens Communications Co. 7.875% 1/15/27 (g)	6,970	7,266
Cricket Communications, Inc. 9.375% 11/1/14 (g)	6,920	7,396
Digicel Group Ltd. 8.875% 1/15/15 (g)	11,500	11,270
Intelsat Ltd.:
6.5% 11/1/13	43,452	37,369
7.625% 4/15/12	30,225	28,412
11.25% 6/15/16	19,920	22,709
Level 3 Financing, Inc. 12.25% 3/15/13	6,100	7,130
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)	13,840	14,740
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	3,430	3,687
Qwest Capital Funding, Inc. 7.75% 2/15/31	14,425	14,335
Rural Cellular Corp. 9.75% 1/15/10	4,825	4,982
U.S. West Communications 6.875% 9/15/33	15,000	14,663
Windstream Corp. 8.625% 8/1/16	7,030	7,715
		206,411
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 1.7%
Hanesbrands, Inc. 8.735% 12/15/14 (g)(h)	$ 9,940	$ 10,213
Levi Strauss & Co. 12.25% 12/15/12	39,715	43,488
		53,701
TOTAL NONCONVERTIBLE BONDS		2,146,969
TOTAL CORPORATE BONDS (Cost $2,081,298)		2,167,158
Common Stocks - 18.5%
	Shares
Building Materials - 0.6%
Armstrong World Industries, Inc. (a)	71,033	3,623
Owens Corning (a)	481,722	14,765
		18,388
Cable TV - 0.5%
Charter Communications, Inc. Class A (a)	2,032,900	6,139
Gray Television, Inc.	134,070	1,431
Virgin Media, Inc.	281,530	7,103
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
		14,673
Chemicals - 0.9%
Celanese Corp. Class A	800,000	26,536
Huntsman Corp. (i)	96,480	1,891
		28,427
Consumer Products - 1.6%
Revlon, Inc. Class A (sub. vtg.) (a)(f)	41,158,562	53,095
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	6,050
Pliant Corp. (a)	2,041	0
Trivest 1992 Special Fund Ltd. (a)(i)	3,037,732	15
		6,065
Electric Utilities - 1.7%
AES Corp. (a)	1,392,509	30,621
Mirant Corp. (a)	523,570	23,493
		54,114
Common Stocks - continued
	Shares	Value (000s)
Energy - 1.6%
Chesapeake Energy Corp.	1,150,000	$ 38,813
El Paso Corp.	850,900	12,764
		51,577
Gaming - 0.2%
Station Casinos, Inc.	89,000	7,743
Healthcare - 1.7%
DaVita, Inc. (a)	956,946	52,259
Service Corp. International	272,300	3,308
		55,567
Leisure - 0.1%
Six Flags, Inc.	343,900	2,050
Metals/Mining - 0.6%
Alpha Natural Resources, Inc. (a)	1,198,900	20,825
Paper - 0.2%
Temple-Inland, Inc.	100,678	5,964
Publishing/Printing - 0.7%
Cenveo, Inc. (a)	921,258	23,630
Shipping - 3.0%
Frontline Ltd. (NY Shares) (e)	200,000	7,558
Overseas Shipholding Group, Inc.	373,400	26,437
Ship Finance International Ltd. (NY Shares)	511,328	15,207
Teekay Shipping Corp.	778,100	46,414
		95,616
Steels - 0.4%
Reliance Steel & Aluminum Co.	147,400	8,756
United States Steel Corp.	40,000	4,062
		12,818
Technology - 3.0%
Advanced Micro Devices, Inc. (a)	300,000	4,146
Amkor Technology, Inc. (a)	3,500,000	48,965
Atmel Corp. (a)	1,000,000	5,320
Flextronics International Ltd. (a)	2,665,000	29,715
Viasystems Group, Inc. (a)(i)	1,026,780	9,241
		97,387
Telecommunications - 1.5%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	185
McLeodUSA, Inc.	4,914,174	36,856
One Communications (a)(i)	925,628	12,265
		49,306
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	42,253	$ 308
Pillowtex Corp. (a)	490,256	0
		308
TOTAL COMMON STOCKS (Cost $453,002)		597,553
Preferred Stocks - 3.5%

Convertible Preferred Stocks - 3.2%
Energy - 2.9%
El Paso Corp. 4.99%	49,100	64,540
EXCO Resources, Inc. Series A1:
11.00% (a)(i)	2,173	21,730
7.00% (a)(i)	527	5,270
		91,540
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	89,300	9,677
TOTAL CONVERTIBLE PREFERRED STOCKS		101,217
Nonconvertible Preferred Stocks - 0.3%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,671	3,983
Containers - 0.2%
Pliant Corp. Series AA 13.00%	18,036	6,313
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,296
TOTAL PREFERRED STOCKS (Cost $113,604)		111,513
Floating Rate Loans - 2.7%
	Principal Amount (000s)
Aerospace - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 12.35% 2/21/14 (h)	$ 250	251
Air Transportation - 0.0%
Delta Air Lines, Inc. Tranche 2LN, term loan 8.605% 4/25/14 (h)	1,100	1,114
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - 1.0%
AM General LLC term loan 11.07% 4/17/12 (h)	$ 7,670	$ 7,737
Delphi Corp. term loan 8.125% 12/31/07 (h)	3,920	3,935
Ford Motor Co. term loan 8.36% 12/15/13 (h)	20,828	20,932
		32,604
Building Materials - 0.1%
Masonite International Corp. term loan 7.35391% 4/5/13 (h)	2,557	2,506
Cable TV - 0.1%
Wide Open West Finance LLC Tranche 2, term loan 10.36% 5/1/14 (h)	1,770	1,797
Consumer Products - 0.2%
Amscan Holdings, Inc. Tranche 2, term loan 10.39% 12/23/13 (h)	4,550	4,641
Containers - 0.0%
Solo Cup Co. term loan 11.57% 3/31/12 (h)	680	694
Energy - 1.1%
Antero Resources Corp. Tranche 2LN, term loan 9.82% 4/12/14 (h)	7,670	7,708
Forest Alaska Operating LLC term loan 11.82% 12/8/11 (h)	20,890	20,890
Sandridge Energy, Inc. term loan 8.625% 4/1/15 (h)	7,950	8,119
		36,717
Services - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (h)	1,175	1,184
Telecommunications - 0.2%
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (h)	850	862
Wind Telecomunicazioni Spa term loan 12.6088% 12/12/11 pay-in-kind (h)	6,209	6,294
		7,156
TOTAL FLOATING RATE LOANS (Cost $87,905)		88,664
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	220,036,532	220,037
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	5,737,500	5,738
TOTAL MONEY MARKET FUNDS (Cost $225,775)		225,775
Cash Equivalents - 0.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $16,818)	16,820	$ 16,818
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $2,978,402)		3,207,481
NET OTHER ASSETS - 0.8%		25,735
NET ASSETS - 100%		$ 3,233,216
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $523,522,000 or 16.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,415,000 or 1.9% of net assets.

(j) Non-income producing - Issuer is in default.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
EXCO Resources, Inc. Series A1, 11.00%	3/28/07	$ 21,730
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 5,270
Huntsman Corp.	4/30/03	$ 690
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 10,783
One Communications	11/18/04 - 6/29/06	$ 4,418
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$16,818,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 2,569
Barclays Capital, Inc.	5,729
Fortis Securities LLC	3,672
Lehman Brothers, Inc.	4,848
$ 16,818
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,442
Fidelity Securities Lending Cash Central Fund	135
Total	$ 4,577
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Revlon, Inc. Class A (sub. vtg.)	$ 44,476	$ 8,104	$ -	$ -	$ 53,095
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $875,850,000 of which $396,932,000 and $478,918,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,669 and repurchase agreements of $16,818) - See accompanying schedule: Unaffiliated issuers (cost $2,674,050)	$ 2,928,611
Fidelity Central Funds (cost $225,775)	225,775
Other affiliated issuers (cost $78,577)	53,095
Total Investments (cost $2,978,402)		$ 3,207,481
Receivable for investments sold		7,006
Receivable for fund shares sold		10,109
Dividends receivable		32
Interest receivable		46,660
Distributions receivable from Fidelity Central Funds		990
Prepaid expenses		8
Other receivables		149
Total assets		3,272,435

Liabilities
Payable to custodian bank	$ 57
Payable for investments purchased	21,070
Payable for fund shares redeemed	6,909
Distributions payable	2,559
Accrued management fee	1,501
Distribution fees payable	715
Other affiliated payables	551
Other payables and accrued expenses	119
Collateral on securities loaned, at value	5,738
Total liabilities		39,219

Net Assets		$ 3,233,216
Net Assets consist of:
Paid in capital		$ 3,827,457
Undistributed net investment income		14,070
Accumulated undistributed net realized gain (loss) on investments		(837,390)
Net unrealized appreciation (depreciation) on investments		229,079
Net Assets		$ 3,233,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($720,555 ÷ 65,956 shares)	$ 10.92

Maximum offering price per share (100/96.00 of $10.92)	$ 11.38
Class T: Net Asset Value and redemption price per share ($1,215,218 ÷ 110,856 shares)	$ 10.96

Maximum offering price per share (100/96.00 of $10.96)	$ 11.42
Class B: Net Asset Value and offering price per share ($167,547 ÷ 15,405 shares)A	$ 10.88

Class C: Net Asset Value and offering price per share ($232,260 ÷ 21,285 shares)A	$ 10.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($897,636 ÷ 85,354 shares)	$ 10.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 4,121
Interest		98,547
Income from Fidelity Central Funds		4,577
Total income		107,245

Expenses
Management fee	$ 8,424
Transfer agent fees	2,707
Distribution fees	3,934
Accounting and security lending fees	493
Custodian fees and expenses	24
Independent trustees' compensation	4
Registration fees	110
Audit	45
Legal	27
Miscellaneous	9
Total expenses before reductions	15,777
Expense reductions	(44)	15,733
Net investment income		91,512
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,119
Total net realized gain (loss)		45,119
Change in net unrealized appreciation (depreciation) on investment securities		191,219
Net gain (loss)		236,338
Net increase (decrease) in net assets resulting from operations		$ 327,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 91,512	$ 166,022
Net realized gain (loss)	45,119	68,572
Change in net unrealized appreciation (depreciation)	191,219	56,134
Net increase (decrease) in net assets resulting from operations	327,850	290,728
Distributions to shareholders from net investment income	(104,274)	(158,973)
Distributions to shareholders from net realized gain	-	(7,252)
Total distributions	(104,274)	(166,225)
Share transactions - net increase (decrease)	332,332	279,191
Redemption fees	131	336
Total increase (decrease) in net assets	556,039	404,030

Net Assets
Beginning of period	2,677,177	2,273,147
End of period (including undistributed net investment income of $14,070 and undistributed net investment income of $26,832, respectively)	$ 3,233,216	$ 2,677,177

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 9.60	$ 9.64	$ 9.50	$ 6.40	$ 8.17
Income from Investment Operations
Net investment income E	.333	.673	.695	.797	.873	.767 J
Net realized and unrealized gain (loss)	.864	.500	.134	.307	2.875	(1.866) J
Total from investment operations	1.197	1.173	.829	1.104	3.748	(1.099)
Distributions from net investment income	(.377)	(.644)	(.871)	(.966)	(.648)	(.671)
Distributions from net realized gain	-	(.030)	-	-	-	-
Total distributions	(.377)	(.674)	(.871)	(.966)	(.648)	(.671)
Redemption fees added to paid in capital E	- I	.001	.002	.002	-	-
Net asset value, end of period	$ 10.92	$ 10.10	$ 9.60	$ 9.64	$ 9.50	$ 6.40
Total Return B,C,D	12.01%	12.62%	8.71%	12.23%	60.58%	(14.39)%
Ratios to Average Net Assets F,H
Expenses before reductions	.99% A	.98%	1.00%	.98%	.99%	1.02%
Expenses net of fee waivers, if any	.99% A	.98%	1.00%	.98%	.99%	1.02%
Expenses net of all reductions	.99% A	.98%	.99%	.98%	.99%	1.01%
Net investment income	6.30% A	6.83%	7.08%	8.38%	10.45%	10.12% J
Supplemental Data
Net assets, end of period (in millions)	$ 721	$ 583	$ 424	$ 297	$ 307	$ 157
Portfolio turnover rate G	46% A	51%	53%	67%	111%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share. J As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 11.01% to 10.12%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 9.63	$ 9.67	$ 9.52	$ 6.42	$ 8.18
Income from Investment Operations
Net investment income E	.332	.670	.693	.793	.859	.766 J
Net realized and unrealized gain (loss)	.863	.507	.129	.315	2.883	(1.860) J
Total from investment operations	1.195	1.177	.822	1.108	3.742	(1.094)
Distributions from net investment income	(.375)	(.638)	(.864)	(.960)	(.642)	(.666)
Distributions from net realized gain	-	(.030)	-	-	-	-
Total distributions	(.375)	(.668)	(.864)	(.960)	(.642)	(.666)
Redemption fees added to paid in capital E	- I	.001	.002	.002	-	-
Net asset value, end of period	$ 10.96	$ 10.14	$ 9.63	$ 9.67	$ 9.52	$ 6.42
Total Return B,C,D	11.94%	12.62%	8.61%	12.24%	60.26%	(14.30)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.03% A	1.04%	1.06%	1.06%	1.06%	1.08%
Expenses net of fee waivers, if any	1.03% A	1.04%	1.06%	1.06%	1.06%	1.08%
Expenses net of all reductions	1.03% A	1.04%	1.06%	1.06%	1.06%	1.08%
Net investment income	6.26% A	6.77%	7.02%	8.30%	10.38%	10.05% J
Supplemental Data
Net assets, end of period (in millions)	$ 1,215	$ 1,083	$ 1,003	$ 1,245	$ 1,398	$ 1,070
Portfolio turnover rate G	46% A	51%	53%	67%	111%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share. J As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.95% to 10.05%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.56	$ 9.61	$ 9.47	$ 6.38	$ 8.15
Income from Investment Operations
Net investment income E	.291	.597	.622	.723	.802	.712 J
Net realized and unrealized gain (loss)	.867	.501	.123	.310	2.873	(1.868) J
Total from investment operations	1.158	1.098	.745	1.033	3.675	(1.156)
Distributions from net investment income	(.338)	(.569)	(.797)	(.895)	(.585)	(.614)
Distributions from net realized gain	-	(.030)	-	-	-	-
Total distributions	(.338)	(.599)	(.797)	(.895)	(.585)	(.614)
Redemption fees added to paid in capital E	- I	.001	.002	.002	-	-
Net asset value, end of period	$ 10.88	$ 10.06	$ 9.56	$ 9.61	$ 9.47	$ 6.38
Total Return B,C,D	11.64%	11.82%	7.82%	11.44%	59.42%	(15.07)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.75% A	1.74%	1.75%	1.74%	1.75%	1.78%
Expenses net of fee waivers, if any	1.75% A	1.74%	1.74%	1.74%	1.75%	1.78%
Expenses net of all reductions	1.75% A	1.74%	1.74%	1.74%	1.75%	1.77%
Net investment income	5.54% A	6.06%	6.33%	7.62%	9.69%	9.36% J
Supplemental Data
Net assets, end of period (in millions)	$ 168	$ 202	$ 313	$ 498	$ 613	$ 426
Portfolio turnover rate G	46% A	51%	53%	67%	111%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share. J As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.25% to 9.36%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.59	$ 9.63	$ 9.49	$ 6.40	$ 8.16
Income from Investment Operations
Net investment income E	.289	.592	.615	.718	.801	.708 J
Net realized and unrealized gain (loss)	.865	.500	.133	.309	2.868	(1.859) J
Total from investment operations	1.154	1.092	.748	1.027	3.669	(1.151)
Distributions from net investment income	(.334)	(.563)	(.790)	(.889)	(.579)	(.609)
Distributions from net realized gain	-	(.030)	-	-	-	-
Total distributions	(.334)	(.593)	(.790)	(.889)	(.579)	(.609)
Redemption fees added to paid in capital E	- I	.001	.002	.002	-	-
Net asset value, end of period	$ 10.91	$ 10.09	$ 9.59	$ 9.63	$ 9.49	$ 6.40
Total Return B,C,D	11.57%	11.72%	7.83%	11.33%	59.11%	(14.98)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.81% A	1.80%	1.82%	1.81%	1.82%	1.84%
Expenses net of fee waivers, if any	1.81% A	1.80%	1.82%	1.81%	1.82%	1.84%
Expenses net of all reductions	1.81% A	1.80%	1.82%	1.81%	1.82%	1.84%
Net investment income	5.49% A	6.01%	6.26%	7.55%	9.62%	9.29% J
Supplemental Data
Net assets, end of period (in millions)	$ 232	$ 198	$ 182	$ 193	$ 219	$ 132
Portfolio turnover rate G	46% A	51%	53%	67%	111%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.001 per share. J As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.19% to 9.29%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 9.28	$ 9.35	$ 9.24	$ 6.24	$ 7.97
Income from Investment Operations
Net investment income D	.329	.665	.691	.786	.867	.759 I
Net realized and unrealized gain (loss)	.838	.485	.125	.305	2.796	(1.805) I
Total from investment operations	1.167	1.150	.816	1.091	3.663	(1.046)
Distributions from net investment income	(.387)	(.661)	(.888)	(.983)	(.663)	(.684)
Distributions from net realized gain	-	(.030)	-	-	-	-
Total distributions	(.387)	(.691)	(.888)	(.983)	(.663)	(.684)
Redemption fees added to paid in capital D	- H	.001	.002	.002	-	-
Net asset value, end of period	$ 10.52	$ 9.74	$ 9.28	$ 9.35	$ 9.24	$ 6.24
Total Return B,C	12.15%	12.83%	8.85%	12.46%	60.82%	(14.09)%
Ratios to Average Net Assets E,G
Expenses before reductions	.82% A	.81%	.81%	.83%	.82%	.85%
Expenses net of fee waivers, if any	.82% A	.81%	.81%	.83%	.82%	.85%
Expenses net of all reductions	.81% A	.81%	.81%	.83%	.82%	.85%
Net investment income	6.48% A	6.99%	7.26%	8.53%	10.62%	10.28% I
Supplemental Data
Net assets, end of period (in millions)	$ 898	$ 610	$ 351	$ 245	$ 218	$ 82
Portfolio turnover rate F	46% A	51%	53%	67%	111%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.001 per share. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 11.18% to 10.28%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 336,918
Unrealized depreciation	(92,248)
Net unrealized appreciation (depreciation)	$ 244,670
Cost for federal income tax purposes	$ 2,962,811

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $863,695 and $636,646, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 542	$ 20
Class T	0%	.25%	1,447	44
Class B	.65%	.25%	868	629
Class C	.75%	.25%	1,077	198
			$ 3,934	$ 891

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 137
Class T	45
Class B*	184
Class C*	16
$ 382

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 645.20
Class T	925.16
Class B	217.23
Class C	190.18
Institutional Class	730.19
	$ 2,707

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $135.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.75%	$ 4

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4
Class T	4
Class B	1
Class C	1
Institutional Class	10
$ 20

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Advisor Series I, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 22,639	$ 32,695
Class T	40,506	67,200
Class B	6,244	15,265
Class C	6,726	10,986
Institutional Class	28,159	32,827
Total	$ 104,274	$ 158,973
From net realized gain
Class A	$ -	$ 1,358
Class T	-	3,190
Class B	-	948
Class C	-	578
Institutional Class	-	1,178
Total	$ -	$ 7,252

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	14,834	25,729	$ 158,361	$ 254,114
Reinvestment of distributions	1,516	2,397	16,138	23,672
Shares redeemed	(8,094)	(14,626)	(86,049)	(144,291)
Net increase (decrease)	8,256	13,500	$ 88,450	$ 133,495
Class T
Shares sold	14,592	29,261	$ 156,225	$ 288,708
Reinvestment of distributions	3,180	5,903	33,953	58,456
Shares redeemed	(13,779)	(32,456)	(147,015)	(320,819)
Net increase (decrease)	3,993	2,708	$ 43,163	$ 26,345
Class B
Shares sold	1,790	3,183	$ 18,886	$ 31,241
Reinvestment of distributions	373	1,058	3,949	10,392
Shares redeemed	(6,850)	(16,913)	(72,646)	(166,272)
Net increase (decrease)	(4,687)	(12,672)	$ (49,811)	$ (124,639)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class C
Shares sold	3,744	5,331	$ 39,931	$ 52,542
Reinvestment of distributions	387	715	4,116	7,048
Shares redeemed	(2,504)	(5,406)	(26,598)	(53,306)
Net increase (decrease)	1,627	640	$ 17,449	$ 6,284
Institutional Class
Shares sold	24,264	37,402	$ 249,010	$ 357,166
Reinvestment of distributions	2,477	3,242	25,411	30,912
Shares redeemed	(4,025)	(15,826)	(41,340)	(150,372)
Net increase (decrease)	22,716	24,818	$ 233,081	$ 237,706

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Advantage Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HYI-USAN-0607
1.784887.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,065.40	$ 5.12**
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01**
Class T
Actual	$ 1,000.00	$ 1,065.00	$ 5.63
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Class B
Actual	$ 1,000.00	$ 1,060.50	$ 8.94
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,060.00	$ 9.45
HypotheticalA	$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class
Actual	$ 1,000.00	$ 1,066.10	$ 4.35
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been 1.08% and the expenses paid in the actual and hypothetical examples above would have been $5.53 and $5.41, respectively.

Annualized Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Institutional Class	.85%

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co.	2.4	1.6
Level 3 Financing, Inc.	2.1	1.0
Intelsat Ltd.	1.9	2.5
MGM Mirage, Inc.	1.6	1.2
Georgia-Pacific Corp.	1.6	1.3
	9.6
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.1	8.1
Telecommunications	8.6	8.7
Healthcare	6.8	5.3
Technology	6.6	10.5
Gaming	5.9	6.5
Quality Diversification (% of fund's net assets)
As of April 30, 2007 *	As of October 31, 2006 **
AAA,AA,A 0.6%	AAA,AA,A 0.7%
BBB 0.8%	BBB 0.5%
BB 34.5%	BB 35.7%
B 43.9%	B 42.5%
CCC,CC,C 11.2%	CCC,CC,C 13.3%
Not Rated 2.1%	Not Rated 1.7%
Equities 0.3%	Equities 0.0%
Short-Term Investments and Net Other Assets 6.6%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Nonconvertible Bonds 84.3%		Nonconvertible Bonds 88.6%
	Convertible Bonds, Preferred Stocks 0.3%		Convertible Bonds, Preferred Stocks 0.0%
	Foreign Government & Government Agency Obligations 0.2%		Foreign Government & Government Agency Obligations 0.0%
	Floating Rate Loans 8.5%		Floating Rate Loans 5.6%
	Other Investments 0.0%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	14.8%	**Foreign investments	16.7%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.3%
	Principal Amount	Value
Aerospace - 0.8%
Bombardier, Inc.:
6.75% 5/1/12 (c)	$ 860,000	$ 862,150
7.45% 5/1/34 (c)	1,300,000	1,254,500
8% 11/15/14 (c)	500,000	526,250
L-3 Communications Corp. 7.625% 6/15/12	1,770,000	1,831,950
		4,474,850
Air Transportation - 2.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	3,100,000	3,157,970
7.324% 4/15/11	960,000	969,600
8.608% 10/1/12	200,000	211,500
AMR Corp. 9% 8/1/12	775,000	811,813
Continental Airlines, Inc. 7.339% 4/19/14	420,000	426,825
Continental Airlines, Inc.:
6.903% 4/19/22	260,000	262,925
7.875% 7/2/18	192,909	200,626
9.558% 9/1/19	232,796	258,985
Continental Airlines, Inc. pass thru trust certificates:
8.312% 10/2/12	115,174	117,190
8.388% 5/1/22	221,691	234,992
9.798% 4/1/21	3,444,668	3,823,581
		10,476,007
Automotive - 4.5%
Ford Motor Co.:
7.45% 7/16/31	1,115,000	882,244
9.98% 2/15/47	540,000	495,450
Ford Motor Credit Co.:
7% 10/1/13	4,055,000	3,842,113
7.25% 10/25/11	1,960,000	1,919,795
8% 12/15/16	1,665,000	1,623,375
8.105% 1/13/12 (d)	2,130,000	2,106,038
9.8056% 4/15/12 (d)	515,000	550,406
10.6049% 6/15/11 (d)	2,608,000	2,816,640
General Motors Acceptance Corp.:
5.625% 5/15/09	680,000	670,444
6.75% 12/1/14	1,665,000	1,640,025
6.875% 9/15/11	770,000	772,888
8% 11/1/31	4,810,000	5,170,750
GMAC LLC 6% 12/15/11	1,050,000	1,019,813
		23,509,981
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks and Thrifts - 0.6%
Western Financial Bank 9.625% 5/15/12	$ 3,065,000	$ 3,323,845
Broadcasting - 0.4%
Nexstar Broadcasting, Inc. 7% 1/15/14	1,355,000	1,314,350
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (b)	710,000	697,575
		2,011,925
Building Materials - 0.5%
Anixter International, Inc. 5.95% 3/1/15	1,130,000	1,062,200
Belden CDT, Inc. 7% 3/15/17 (c)	830,000	848,675
General Cable Corp.:
7.125% 4/1/17 (c)	220,000	221,100
7.725% 4/1/15 (c)(d)	550,000	555,500
		2,687,475
Cable TV - 3.6%
Cablevision Systems Corp. 9.82% 4/1/09 (d)	1,525,000	1,612,688
Charter Communications Holdings I LLC:
9.92% 4/1/14	1,305,000	1,220,175
10% 5/15/14	1,320,000	1,227,600
11.125% 1/15/14	1,005,000	974,850
12.125% 1/15/15	860,000	860,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	665,000	708,225
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	230,000	220,800
EchoStar Communications Corp.:
5.75% 10/1/08	480,000	480,000
6.625% 10/1/14	510,000	516,375
7% 10/1/13	2,190,000	2,274,863
7.125% 2/1/16	2,115,000	2,199,600
Kabel Deutschland GmbH 10.625% 7/1/14	1,475,000	1,652,000
NTL Cable PLC:
8.75% 4/15/14	970,000	1,018,500
9.125% 8/15/16	925,000	989,750
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (c)	3,105,000	3,124,562
		19,079,988
Capital Goods - 1.3%
Case New Holland, Inc. 7.125% 3/1/14	1,020,000	1,068,450
Leucadia National Corp.:
7% 8/15/13	1,840,000	1,849,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - continued
Leucadia National Corp.: - continued
7.125% 3/15/17 (c)	$ 3,080,000	$ 3,064,600
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,045,000	1,071,125
		7,053,375
Chemicals - 3.7%
Chemtura Corp. 6.875% 6/1/16	1,385,000	1,378,075
Equistar Chemicals LP 7.55% 2/15/26	775,000	759,500
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	430,000	449,350
10.125% 9/1/08	420,000	443,625
Lyondell Chemical Co.:
8% 9/15/14	1,150,000	1,208,938
8.25% 9/15/16	1,150,000	1,234,813
Millennium America, Inc. 9.25% 6/15/08	970,000	1,006,375
Momentive Performance Materials, Inc. 9.75% 12/1/14 (c)	3,290,000	3,470,950
Nalco Co. 7.75% 11/15/11	1,155,000	1,185,319
Nell AF Sarl 8.375% 8/15/15 (c)	2,810,000	2,929,425
NOVA Chemicals Corp.:
7.4% 4/1/09	820,000	838,450
8.5019% 11/15/13 (d)	865,000	880,138
Phibro Animal Health Corp.:
10% 8/1/13 (c)	960,000	1,027,200
13% 8/1/14 (c)	1,205,000	1,289,350
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	1,465,000	1,567,550
		19,669,058
Consumer Products - 0.1%
Jostens Holding Corp. 0% 12/1/13 (b)	680,000	605,200
Containers - 0.9%
Berry Plastics Holding Corp. 8.875% 9/15/14	515,000	529,163
BWAY Corp. 10% 10/15/10	2,610,000	2,733,975
Greif Brothers Corp. 6.75% 2/1/17 (c)	1,530,000	1,545,300
		4,808,438
Diversified Financial Services - 0.6%
E*TRADE Financial Corp.:
7.375% 9/15/13	515,000	535,600
7.875% 12/1/15	1,030,000	1,111,113
8% 6/15/11	1,310,000	1,375,500
		3,022,213
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 1.5%
Affinion Group, Inc. 11.5% 10/15/15	$ 1,285,000	$ 1,416,713
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,240,000	1,134,600
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,073,550
Liberty Media Corp. 8.25% 2/1/30	250,000	250,612
Nielsen Finance LLC/Co.:
0% 8/1/16 (b)(c)	1,625,000	1,174,063
10% 8/1/14 (c)	885,000	969,075
Quebecor Media, Inc. 7.75% 3/15/16	2,040,000	2,131,800
		8,150,413
Electric Utilities - 2.3%
AES Corp. 9.375% 9/15/10	875,000	957,031
AES Gener SA 7.5% 3/25/14	2,995,000	3,189,675
Aquila, Inc. 14.875% 7/1/12	885,000	1,150,500
Mirant Americas Generation LLC 8.5% 10/1/21	465,000	478,950
NRG Energy, Inc.:
7.25% 2/1/14	430,000	443,975
7.375% 2/1/16	645,000	670,800
7.375% 1/15/17	430,000	448,275
NSG Holdings II, LLC 7.75% 12/15/25 (c)	1,410,000	1,448,775
Tenaska Alabama Partners LP 7% 6/30/21 (c)	1,851,539	1,870,054
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,550,000	1,637,188
Utilicorp United, Inc. 9.95% 2/1/11 (d)	29,000	31,755
		12,326,978
Energy - 8.4%
Atlas Pipeline Partners LP 8.125% 12/15/15	1,440,000	1,483,200
Chaparral Energy, Inc.:
8.5% 12/1/15	1,010,000	1,022,625
8.875% 2/1/17 (c)	660,000	674,850
Chesapeake Energy Corp.:
6.5% 8/15/17	2,780,000	2,766,100
6.875% 1/15/16	1,390,000	1,388,263
7.625% 7/15/13	1,850,000	1,963,313
7.75% 1/15/15	1,225,000	1,280,125
Complete Production Services, Inc. 8% 12/15/16 (c)	1,540,000	1,593,900
Energy Partners Ltd.:
9.75% 4/15/14 (c)	990,000	1,003,613
10.48% 4/15/13 (c)(d)	1,090,000	1,103,625
Forest Oil Corp.:
7.75% 5/1/14	540,000	551,475
8% 12/15/11	540,000	564,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hanover Compressor Co.:
8.625% 12/15/10	$ 630,000	$ 656,775
9% 6/1/14	685,000	738,088
Hanover Equipment Trust 8.75% 9/1/11	245,000	252,963
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	2,120,000	2,133,250
9% 6/1/16 (c)	1,630,000	1,735,950
OPTI Canada, Inc. 8.25% 12/15/14 (c)	1,595,000	1,692,774
Pan American Energy LLC 7.75% 2/9/12 (c)	1,400,000	1,438,500
Parker Drilling Co.:
9.625% 10/1/13	880,000	954,800
10.11% 9/1/10 (d)	1,099,000	1,120,980
Petrohawk Energy Corp. 9.125% 7/15/13	3,270,000	3,507,075
Pioneer Natural Resources Co. 6.65% 3/15/17	610,000	598,563
Plains Exploration & Production Co. 7% 3/15/17	1,530,000	1,535,738
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,600,000	1,584,000
7.375% 7/15/13	2,515,000	2,565,300
7.5% 5/15/16	2,050,000	2,116,625
Seitel, Inc. 9.75% 2/15/14 (c)	1,620,000	1,648,350
SESI LLC 6.875% 6/1/14	1,010,000	1,004,950
Stone Energy Corp. 6.75% 12/15/14	960,000	895,200
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (c)	900,000	922,500
Williams Partners LP/Williams Partners Finance Corp.:
7.25% 2/1/17 (c)	1,060,000	1,123,600
7.5% 6/15/11 (c)	515,000	547,188
		44,168,558
Entertainment/Film - 0.4%
AMC Entertainment, Inc. 8% 3/1/14	1,790,000	1,834,750
Environmental - 0.7%
Allied Waste North America, Inc.:
5.75% 2/15/11	190,000	186,675
6.875% 6/1/17	1,745,000	1,766,813
7.125% 5/15/16	1,265,000	1,295,044
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	160,000	160,400
7.4% 9/15/35	220,000	211,200
		3,620,132
Nonconvertible Bonds - continued
	Principal Amount	Value
Food and Drug Retail - 1.3%
Albertsons, Inc.:
7.45% 8/1/29	$ 855,000	$ 860,044
7.75% 6/15/26	980,000	1,004,500
8% 5/1/31	630,000	658,044
Rite Aid Corp. 7.5% 3/1/17	3,250,000	3,233,750
SUPERVALU, Inc. 7.5% 11/15/14	1,120,000	1,170,400
		6,926,738
Food/Beverage/Tobacco - 1.3%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,110,000	1,168,275
Pierre Foods, Inc. 9.875% 7/15/12	1,005,000	1,045,200
Reynolds American, Inc.:
7.25% 6/1/13	1,035,000	1,099,688
7.3% 7/15/15	1,775,000	1,892,594
Swift & Co.:
10.125% 10/1/09	1,315,000	1,354,450
12.5% 1/1/10	290,000	300,875
		6,861,082
Gaming - 5.6%
Chukchansi Economic Development Authority:
8% 11/15/13 (c)	795,000	823,819
8.8769% 11/15/12 (c)(d)	360,000	368,100
Mandalay Resort Group 9.375% 2/15/10	2,365,000	2,548,288
MGM Mirage, Inc.:
6.625% 7/15/15	1,235,000	1,193,319
6.75% 9/1/12	3,010,000	3,013,763
6.75% 4/1/13	735,000	731,325
6.875% 4/1/16	1,460,000	1,430,800
7.625% 1/15/17	2,310,000	2,359,088
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	640,000	627,200
6.375% 7/15/09	1,830,000	1,834,575
7.125% 8/15/14	585,000	593,044
8% 4/1/12	290,000	301,238
Park Place Entertainment Corp. 7% 4/15/13	1,455,000	1,545,938
Scientific Games Corp. 6.25% 12/15/12	925,000	913,438
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (c)(d)	575,000	586,500
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	1,475,375
7.25% 5/1/12	2,135,000	2,172,363
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Snoqualmie Entertainment Authority:
9.125% 2/1/15 (c)	$ 730,000	$ 755,550
9.1488% 2/1/14 (c)(d)	920,000	938,400
Station Casinos, Inc. 6.875% 3/1/16	1,155,000	1,087,144
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	590,000	454,300
9% 1/15/12	1,380,000	1,428,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,305,000	2,339,575
		29,521,442
Healthcare - 6.6%
AmeriPath Intermediate Holdings, Inc. 0% 2/15/14 pay-in-kind (c)(d)	550,000	550,000
AmeriPath, Inc. 10.5% 4/1/13	895,000	974,476
CDRV Investors, Inc. 0% 1/1/15 (b)	2,765,000	2,419,375
Concentra Operating Corp.:
9.125% 6/1/12	1,125,000	1,200,938
9.5% 8/15/10	450,000	474,750
HCA, Inc.:
6.5% 2/15/16	1,000,000	868,750
9.125% 11/15/14 (c)	1,535,000	1,657,800
9.25% 11/15/16 (c)	1,580,000	1,722,200
9.625% 11/15/16 pay-in-kind (c)	1,220,000	1,332,850
HealthSouth Corp. 10.75% 6/15/16 (c)	1,450,000	1,576,875
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,385,000	1,433,475
Multiplan, Inc. 10.375% 4/15/16 (c)	935,000	998,113
National Mentor Holdings, Inc. 11.25% 7/1/14	1,120,000	1,229,200
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,840,000	2,879,050
7% 1/15/16	1,635,000	1,653,394
Rural/Metro Corp. 9.875% 3/15/15	515,000	547,188
Senior Housing Properties Trust 8.625% 1/15/12	745,000	819,500
Service Corp. International:
6.75% 4/1/15 (c)	1,260,000	1,272,600
7.375% 10/1/14	680,000	705,500
7.5% 4/1/27 (c)	1,530,000	1,522,350
7.625% 10/1/18	490,000	518,175
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,550,000	1,643,000
United Surgical Partners International, Inc.:
8.875% 5/1/17 (c)	590,000	606,225
9.25% 5/1/17 pay-in-kind (c)	760,000	780,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (c)(d)	$ 1,670,000	$ 1,688,788
Ventas Realty LP:
6.5% 6/1/16	1,810,000	1,828,100
6.625% 10/15/14	830,000	838,300
6.75% 4/1/17	850,000	864,875
		34,606,747
Homebuilding/Real Estate - 2.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	825,000	811,594
7.125% 2/15/13 (c)	2,345,000	2,303,963
8.125% 6/1/12	2,920,000	2,978,400
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	310,000	302,250
6.25% 1/15/15	785,000	714,350
8.875% 4/1/12	910,000	887,250
KB Home 7.75% 2/1/10	2,095,000	2,095,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	470,000	350,150
7.5% 1/15/15	935,000	659,175
10.375% 7/1/12	495,000	394,763
		11,496,895
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	1,020,000	1,065,900
Host Marriott LP 7.125% 11/1/13	2,415,000	2,493,488
		3,559,388
Insurance - 0.5%
UnumProvident Corp. 7.375% 6/15/32	660,000	708,332
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	760,000	794,200
USI Holdings Corp.:
9.23% 11/15/14 (c)(d)	720,000	727,200
9.75% 5/15/15 (c)	260,000	265,525
		2,495,257
Leisure - 2.1%
NCL Corp. Ltd. 10.625% 7/15/14	615,000	606,544
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	2,005,000	2,075,554
7.25% 6/15/16	590,000	609,913
7.5% 10/15/27	1,680,000	1,671,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	$ 708,000	$ 640,740
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,828,910
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	225,000	232,875
10.11% 5/1/10 (d)	2,180,000	2,253,575
		10,919,711
Metals/Mining - 4.4%
Arch Western Finance LLC 6.75% 7/1/13	2,260,000	2,243,050
Compass Minerals International, Inc.:
0% 12/15/12 (b)	865,000	873,650
0% 6/1/13 (b)	1,620,000	1,571,400
Drummond Co., Inc. 7.375% 2/15/16 (c)	2,735,000	2,646,113
FMG Finance Property Ltd.:
9.36% 9/1/11 (c)(d)	1,090,000	1,151,313
10% 9/1/13 (c)	705,000	774,619
10.625% 9/1/16 (c)	705,000	823,088
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	540,000	585,225
8.375% 4/1/17	565,000	618,675
8.5463% 4/1/15 (d)	1,080,000	1,136,700
Massey Energy Co. 6.875% 12/15/13	2,580,000	2,492,925
Peabody Energy Corp.:
7.375% 11/1/16	1,000,000	1,060,000
7.875% 11/1/26	1,005,000	1,085,400
PNA Group, Inc. 10.75% 9/1/16 (c)	1,670,000	1,841,175
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (c)(d)	540,000	550,800
RathGibson, Inc. 11.25% 2/15/14	1,710,000	1,786,950
Vedanta Resources PLC 6.625% 2/22/10 (c)	2,055,000	2,062,809
		23,303,892
Paper - 2.3%
Catalyst Paper Corp. 8.625% 6/15/11	1,060,000	1,067,950
Georgia-Pacific Corp.:
7% 1/15/15 (c)	3,320,000	3,323,984
8% 1/15/24	630,000	633,150
8.875% 5/15/31	1,255,000	1,339,713
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,050,000	1,039,500
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (c)	1,620,000	1,615,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - continued
Stone Container Finance Co. 7.375% 7/15/14	$ 1,745,000	$ 1,710,100
Valassis Communications, Inc. 8.25% 3/1/15 (c)	1,590,000	1,566,150
		12,296,497
Publishing/Printing - 0.5%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	785,000	821,306
Scholastic Corp. 5% 4/15/13	805,000	710,413
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	1,245,000	1,223,213
		2,754,932
Railroad - 0.2%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,100,000	1,124,750
Restaurants - 1.2%
Carrols Corp. 9% 1/15/13	2,035,000	2,096,050
Friendly Ice Cream Corp. 8.375% 6/15/12	2,070,000	2,038,950
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	2,305,000	2,287,713
		6,422,713
Services - 3.8%
Aramark Corp.:
8.5% 2/1/15 (c)	910,000	950,950
8.86% 2/1/15 (c)(d)	380,000	392,825
Ashtead Capital, Inc. 9% 8/15/16 (c)	1,200,000	1,293,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (c)	1,735,000	1,778,375
7.75% 5/15/16 (c)	1,550,000	1,588,750
7.86% 5/15/14 (c)(d)	210,000	215,775
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	980,000	1,068,200
FTI Consulting, Inc.:
7.625% 6/15/13	2,425,000	2,497,750
7.75% 10/1/16	1,000,000	1,043,750
Hertz Corp.:
8.875% 1/1/14	485,000	521,375
10.5% 1/1/16	845,000	967,525
Iron Mountain, Inc.:
6.625% 1/1/16	365,000	353,138
7.75% 1/15/15	365,000	373,213
8.25% 7/1/11	735,000	736,838
8.625% 4/1/13	1,110,000	1,137,750
Penhall International Corp. 12% 8/1/14 (c)	1,040,000	1,138,800
Rental Service Corp. 9.5% 12/1/14 (c)	1,070,000	1,138,213
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Rural/Metro Corp. 0% 3/15/16 (b)	$ 1,305,000	$ 1,044,000
United Rentals North America, Inc. 7% 2/15/14	1,900,000	1,933,250
		20,173,477
Shipping - 2.3%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (c)	1,825,000	1,916,250
OMI Corp. 7.625% 12/1/13	3,310,000	3,409,300
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	130,000	133,575
8.25% 3/15/13	420,000	441,000
Ship Finance International Ltd. 8.5% 12/15/13	4,555,000	4,737,200
Teekay Shipping Corp. 8.875% 7/15/11	1,245,000	1,332,150
		11,969,475
Steels - 0.6%
Steel Dynamics, Inc. 6.75% 4/1/15 (c)	3,060,000	3,063,825
Super Retail - 1.7%
Michaels Stores, Inc.:
10% 11/1/14 (c)	1,940,000	2,124,300
11.375% 11/1/16 (c)	760,000	836,000
NBC Acquisition Corp. 0% 3/15/13 (b)	1,980,000	1,663,200
Nebraska Book Co., Inc. 8.625% 3/15/12	1,645,000	1,657,338
Sonic Automotive, Inc. 8.625% 8/15/13	1,605,000	1,673,213
Toys 'R' US, Inc. 7.625% 8/1/11	1,155,000	1,118,906
		9,072,957
Technology - 6.6%
Avago Technologies Finance Ltd.:
10.125% 12/1/13	1,400,000	1,529,500
10.86% 6/1/13 (d)	945,000	987,525
11.875% 12/1/15	540,000	612,900
Celestica, Inc. 7.875% 7/1/11	1,605,000	1,568,888
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (c)	1,895,000	1,902,201
9.125% 12/15/14 pay-in-kind (c)	1,425,000	1,421,438
9.2299% 12/15/14 (c)(d)	1,515,000	1,518,788
10.125% 12/15/16 (c)	2,030,000	2,052,939
IKON Office Solutions, Inc. 7.75% 9/15/15	1,630,000	1,707,425
Lucent Technologies, Inc.:
6.45% 3/15/29	3,305,000	3,007,550
6.5% 1/15/28	1,065,000	969,150
Nortel Networks Corp.:
9.6056% 7/15/11 (c)(d)	1,335,000	1,431,788
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Nortel Networks Corp.: - continued
10.125% 7/15/13 (c)	$ 1,520,000	$ 1,685,300
NXP BV:
7.875% 10/15/14 (c)	2,450,000	2,544,938
8.1056% 10/15/13 (c)(d)	1,700,000	1,755,250
9.5% 10/15/15 (c)	1,915,000	2,010,750
Sanmina-SCI Corp.:
6.75% 3/1/13	655,000	620,613
8.125% 3/1/16	745,000	724,513
Seagate Technology HDD Holdings 6.8% 10/1/16	565,000	560,763
STATS ChipPAC Ltd. 7.5% 7/19/10	345,000	363,561
SunGard Data Systems, Inc.:
9.125% 8/15/13	1,100,000	1,179,750
10.25% 8/15/15	310,000	341,000
Xerox Capital Trust I 8% 2/1/27	3,445,000	3,518,206
Xerox Corp. 7.625% 6/15/13	1,010,000	1,052,925
		35,067,661
Telecommunications - 7.3%
Digicel Group Ltd.:
8.875% 1/15/15 (c)	1,540,000	1,509,200
9.125% 1/15/15 pay-in-kind (c)	670,000	649,063
Digicel Ltd. 9.25% 9/1/12 (c)	2,360,000	2,504,550
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (d)	1,065,000	1,088,963
Intelsat Ltd.:
6.5% 11/1/13	2,940,000	2,528,400
7.625% 4/15/12	2,090,000	1,964,600
9.25% 6/15/16	2,360,000	2,598,950
11.25% 6/15/16	2,305,000	2,627,700
Level 3 Financing, Inc.:
8.75% 2/15/17 (c)	1,615,000	1,643,263
9.15% 2/15/15 (c)(d)	1,865,000	1,885,888
9.25% 11/1/14 (c)	4,960,000	5,146,000
12.25% 3/15/13	2,355,000	2,752,524
MetroPCS Wireless, Inc. 9.25% 11/1/14 (c)	960,000	1,022,400
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,301,000	1,379,060
PanAmSat Corp. 9% 8/15/14	919,000	990,223
Qwest Corp.:
7.5% 10/1/14	1,475,000	1,556,125
8.6049% 6/15/13 (d)	3,080,000	3,364,900
U.S. West Communications:
6.875% 9/15/33	1,005,000	982,388
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
U.S. West Communications: - continued
7.5% 6/15/23	$ 1,040,000	$ 1,060,800
Windstream Corp.:
8.125% 8/1/13	355,000	385,175
8.625% 8/1/16	1,010,000	1,108,475
		38,748,647
Textiles & Apparel - 0.8%
Hanesbrands, Inc. 8.735% 12/15/14 (c)(d)	1,025,000	1,053,188
Levi Strauss & Co. 8.875% 4/1/16	2,870,000	3,085,250
		4,138,438
TOTAL NONCONVERTIBLE BONDS (Cost $430,718,779)		445,347,710
Foreign Government and Government Agency Obligations - 0.2%

Orascom Telecom Finance SCA 7.875% 2/8/14 (c) (Cost $1,098,288)	1,090,000	1,078,065
Nonconvertible Preferred Stocks - 0.3%
Shares
Telecommunications - 0.3%
Rural Cellular Corp. 12.25% pay-in-kind (Cost $1,611,380)	1,426	1,682,680
Floating Rate Loans - 8.5%
	Principal Amount
Air Transportation - 0.5%
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (d)	$ 2,890,000	2,886,388
Auto Parts Distribution - 0.6%
Navistar International Corp.:
term loan 8.6099% 1/19/12 (d)	726,000	736,890
8.5994% 1/19/12 (d)	264,000	267,960
Oshkosh Truck Co. Tranche B, term loan 7.1% 12/6/13 (d)	2,234,400	2,239,986
		3,244,836
Automotive - 1.1%
Ford Motor Co. term loan 8.36% 12/15/13 (d)	5,605,950	5,633,938
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 1.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.35% 3/6/14 (d)	$ 2,890,000	$ 2,886,388
CSC Holdings, Inc. Tranche B, term loan 7.0838% 3/29/13 (d)	2,544,300	2,553,841
Insight Midwest Holdings LLC Tranche B, term loan 7.35% 4/6/14 (d)	1,800,000	1,810,125
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/16/14 (d)	1,522,148	1,520,245
Tranche DD 1LN, term loan 9/16/14 (d)(e)	97,852	97,730
		8,868,329
Diversified Financial Services - 0.3%
LPL Holdings, Inc. Tranche C, term loan 7.85% 6/28/13 (d)	1,795,500	1,813,455
Electric Utilities - 0.2%
Longview Power LLC:
Tranche B, term loan 7.625% 2/28/14 (d)	432,000	434,160
Tranche DD, term loan 2/28/14 (d)(e)	504,000	506,520
7.475% 2/28/14 (d)	144,000	144,720
		1,085,400
Energy - 0.7%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.25% 3/30/12 (d)	250,608	251,234
term loan 8.35% 3/30/14 (d)	1,909,392	1,914,166
Sandridge Energy, Inc. term loan:
8.975% 4/1/14 (d)	250,000	254,063
8.625% 4/1/15 (d)	1,350,000	1,378,688
		3,798,151
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.61% 6/30/10 (d)	324,286	326,313
Gaming - 0.3%
Kerzner International Ltd.:
term loan 8.34% 9/1/13 (d)	907,592	905,323
Class DD, term loan 8.3418% 9/1/13 (d)(e)	471,948	470,768
		1,376,091
Healthcare - 0.2%
Stiefel Laboratories, Inc. term loan:
7.605% 12/28/13 (d)	239,400	241,495
10.355% 6/28/14 (d)	830,000	847,638
		1,089,133
Floating Rate Loans - continued
	Principal Amount	Value
Metals/Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 7.07% 3/19/14 (d)	$ 1,112,481	$ 1,115,622
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 7.3199% 12/23/12 (d)	3,367,375	3,384,212
Services - 0.8%
Adesa, Inc. term loan 7.57% 10/18/13 (d)	2,220,000	2,233,875
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/20/13 (d)	163,943	165,992
Penhall International Corp. term loan 12.823% 4/1/12 (d)	800,000	784,000
RSC Equipment Rental Tranche 2LN, term loan 8.8566% 11/30/13 (d)	1,080,000	1,098,900
		4,282,767
Telecommunications - 1.0%
Digicel International Finance Ltd. term loan 7.85% 3/23/12 (d)	2,390,000	2,392,988
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (d)	590,000	592,213
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (d)	2,300,000	2,311,500
		5,296,701
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 7.59% 4/4/14 (d)	880,000	872,850
TOTAL FLOATING RATE LOANS (Cost $44,837,020)		45,074,186
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 5.29% (a) (Cost $23,081,321)	23,081,321	23,081,321
Cash Equivalents - 0.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $3,370,000)	3,370,479	$ 3,370,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $504,716,788)		519,633,962
NET OTHER ASSETS - 1.6%		8,451,476
NET ASSETS - 100%		$ 528,085,438
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,347,833 or 25.1% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,754,284 and $1,758,592, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,370,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 514,761
Barclays Capital, Inc.	1,147,983
Fortis Securities LLC	735,886
Lehman Brothers, Inc.	971,370
$ 3,370,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 483,988
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.2%
Bermuda	4.1%
Canada	3.3%
Marshall Islands	1.3%
Netherlands	1.2%
United Kingdom	1.0%
Others (individually less than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,370,000) - See accompanying schedule: Unaffiliated issuers (cost $481,635,467)	$ 496,552,641
Fidelity Central Funds (cost $23,081,321)	23,081,321
Total Investments (cost $504,716,788)		$ 519,633,962
Receivable for investments sold		7,252,094
Receivable for fund shares sold		1,482,701
Interest receivable		9,478,607
Distributions receivable from Fidelity Central Funds		66,797
Prepaid expenses		1,599
Receivable from investment adviser for expense reductions		16,916
Other receivables		31
Total assets		537,932,707

Liabilities
Payable to custodian bank	$ 1,105,976
Payable for investments purchased	6,650,636
Payable for fund shares redeemed	1,073,977
Distributions payable	497,078
Accrued management fee	246,890
Distribution fees payable	124,224
Other affiliated payables	114,092
Other payables and accrued expenses	34,396
Total liabilities		9,847,269

Net Assets		$ 528,085,438
Net Assets consist of:
Paid in capital		$ 507,657,189
Undistributed net investment income		598,829
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,912,246
Net unrealized appreciation (depreciation) on investments		14,917,174
Net Assets		$ 528,085,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,268,347 ÷ 14,298,994 shares)	$ 9.46

Maximum offering price per share (100/96.00 of $9.46)	$ 9.85
Class T: Net Asset Value and redemption price per share ($69,008,223 ÷ 7,304,460 shares)	$ 9.45

Maximum offering price per share (100/96.00 of $9.45)	$ 9.84
Class B: Net Asset Value and offering price per share ($48,279,456 ÷ 5,112,916 shares)A	$ 9.44

Class C: Net Asset Value and offering price per share ($55,243,694 ÷ 5,849,987 shares)A	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($220,285,718 ÷ 23,265,738 shares)	$ 9.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Interest		$ 20,319,316
Income from Fidelity Central Funds		483,988
Total income		20,803,304

Expenses
Management fee	$ 1,472,014
Transfer agent fees	584,521
Distribution fees	694,991
Accounting fees and expenses	108,669
Custodian fees and expenses	11,087
Independent trustees' compensation	775
Registration fees	49,438
Audit	33,390
Legal	3,351
Miscellaneous	1,798
Total expenses before reductions	2,960,034
Expense reductions	(103,013)	2,857,021
Net investment income		17,946,283
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,027,489
Foreign currency transactions	103
Total net realized gain (loss)		5,027,592
Change in net unrealized appreciation (depreciation) on investment securities		9,344,070
Net gain (loss)		14,371,662
Net increase (decrease) in net assets resulting from operations		$ 32,317,945

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,946,283	$ 35,542,146
Net realized gain (loss)	5,027,592	3,829,006
Change in net unrealized appreciation (depreciation)	9,344,070	7,124,502
Net increase (decrease) in net assets resulting from operations	32,317,945	46,495,654
Distributions to shareholders from net investment income	(18,768,309)	(34,347,748)
Distributions to shareholders from net realized gain	(2,796,937)	(7,477,368)
Total distributions	(21,565,246)	(41,825,116)
Share transactions - net increase (decrease)	5,787,054	188,578
Redemption fees	29,263	576,163
Total increase (decrease) in net assets	16,569,016	5,435,279

Net Assets
Beginning of period	511,516,422	506,081,143
End of period (including undistributed net investment income of $598,829 and undistributed net investment income of $1,420,855, respectively)	$ 528,085,438	$ 511,516,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.15	$ 9.59	$ 9.33	$ 7.89	$ 8.75
Income from Investment Operations
Net investment income E	.330	.634	.615	.675	.725	.709
Net realized and unrealized gain (loss)	.264	.214	(.288)	.267	1.360	(.908)
Total from investment operations	.594	.848	.327	.942	2.085	(.199)
Distributions from net investment income	(.345)	(.613)	(.629)	(.683)	(.645)	(.661)
Distributions from net realized gain	(.050)	(.135)	(.140)	-	-	-
Total distributions	(.395)	(.748)	(.769)	(.683)	(.645)	(.661)
Redemption fees added to paid in capital E	.001	.010	.002	.001	-	-
Net asset value, end of period	$ 9.46	$ 9.26	$ 9.15	$ 9.59	$ 9.33	$ 7.89
Total Return B, C, D	6.54%	9.82%	3.53%	10.50%	27.23%	(2.49)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.02%	1.01%	1.00%	1.02%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	7.09% A	6.95%	6.58%	7.21%	8.26%	8.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,268	$ 130,666	$ 115,345	$ 94,349	$ 61,084	$ 31,456
Portfolio turnover rate G	74% A	72%	115%	126%	129%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.14	$ 9.58	$ 9.33	$ 7.89	$ 8.74
Income from Investment Operations
Net investment income E	.325	.624	.607	.668	.717	.695
Net realized and unrealized gain (loss)	.265	.215	(.289)	.255	1.359	(.893)
Total from investment operations	.590	.839	.318	.923	2.076	(.198)
Distributions from net investment income	(.341)	(.604)	(.620)	(.674)	(.636)	(.652)
Distributions from net realized gain	(.050)	(.135)	(.140)	-	-	-
Total distributions	(.391)	(.739)	(.760)	(.674)	(.636)	(.652)
Redemption fees added to paid in capital E	.001	.010	.002	.001	-	-
Net asset value, end of period	$ 9.45	$ 9.25	$ 9.14	$ 9.58	$ 9.33	$ 7.89
Total Return B, C, D	6.50%	9.73%	3.43%	10.29%	27.11%	(2.47)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.18%	1.19%	1.19%	1.19%	1.24%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	7.00% A	6.85%	6.49%	7.11%	8.16%	8.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,008	$ 68,487	$ 69,091	$ 91,707	$ 81,735	$ 35,751
Portfolio turnover rate G	74% A	72%	115%	126%	129%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74
Income from Investment Operations
Net investment income E	.295	.565	.546	.606	.658	.641
Net realized and unrealized gain (loss)	.254	.215	(.279)	.256	1.361	(.904)
Total from investment operations	.549	.780	.267	.862	2.019	(.263)
Distributions from net investment income	(.310)	(.545)	(.559)	(.613)	(.579)	(.597)
Distributions from net realized gain	(.050)	(.135)	(.140)	-	-	-
Total distributions	(.360)	(.680)	(.699)	(.613)	(.579)	(.597)
Redemption fees added to paid in capital E	.001	.010	.002	.001	-	-
Net asset value, end of period	$ 9.44	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88
Total Return B, C, D	6.05%	9.03%	2.87%	9.58%	26.32%	(3.23)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.81%	1.81%	1.80%	1.80%	1.83%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	6.35% A	6.20%	5.84%	6.46%	7.51%	7.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,279	$ 51,362	$ 64,804	$ 79,997	$ 70,661	$ 32,854
Portfolio turnover rate G	74% A	72%	115%	126%	129%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74
Income from Investment Operations
Net investment income E	.290	.556	.536	.597	.651	.635
Net realized and unrealized gain (loss)	.255	.215	(.278)	.256	1.359	(.906)
Total from investment operations	.545	.771	.258	.853	2.010	(.271)
Distributions from net investment income	(.306)	(.536)	(.550)	(.604)	(.570)	(.589)
Distributions from net realized gain	(.050)	(.135)	(.140)	-	-	-
Total distributions	(.356)	(.671)	(.690)	(.604)	(.570)	(.589)
Redemption fees added to paid in capital E	.001	.010	.002	.001	-	-
Net asset value, end of period	$ 9.44	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88
Total Return B, C, D	6.00%	8.92%	2.77%	9.47%	26.19%	(3.32)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.86%	1.87%	1.87%	1.88%	1.90%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.85% A	1.85%	1.85%	1.85%	1.85%	1.85%
Net investment income	6.25% A	6.10%	5.74%	6.36%	7.41%	7.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,244	$ 52,796	$ 56,036	$ 64,187	$ 59,655	$ 20,719
Portfolio turnover rate G	74% A	72%	115%	126%	129%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
April 30,	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 9.16	$ 9.60	$ 9.34	$ 7.90	$ 8.75
Income from Investment Operations
Net investment income D	.337	.648	.630	.690	.739	.709
Net realized and unrealized gain (loss)	.264	.214	(.289)	.267	1.359	(.886)
Total from investment operations	.601	.862	.341	.957	2.098	(.177)
Distributions from net investment income	(.352)	(.627)	(.643)	(.698)	(.658)	(.673)
Distributions from net realized gain	(.050)	(.135)	(.140)	-	-	-
Total distributions	(.402)	(.762)	(.783)	(.698)	(.658)	(.673)
Redemption fees added to paid in capital D	.001	.010	.002	.001	-	-
Net asset value, end of period	$ 9.47	$ 9.27	$ 9.16	$ 9.60	$ 9.34	$ 7.90
Total Return B, C	6.61%	9.98%	3.68%	10.66%	27.38%	(2.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.91%	.91%	.90%	.96%	.96%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income	7.25% A	7.10%	6.73%	7.36%	8.41%	8.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 220,286	$ 208,205	$ 200,804	$ 171,625	$ 108,885	$ 48,379
Portfolio turnover rate F	74% A	72%	115%	126%	129%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 17,119,301
Unrealized depreciation	(1,705,672)
Net unrealized appreciation (depreciation)	$ 15,413,629
Cost for federal income tax purposes	$ 504,220,333

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $182,294,613 and $187,252,454, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 112,563	$ 4,080
Class T	-%	.25%	85,938	1,699
Class B	.65%	.25%	225,510	163,403
Class C	.75%	.25%	270,980	44,760
			$ 694,991	$ 213,942

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22,061
Class T	5,794
Class B*	58,456
Class C*	1,825
$ 88,136

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 121,559.18
Class T	84,672.25
Class B	61,320.25
Class C	52,633.20
Institutional Class	264,337.25
	$ 584,521

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $634 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	1.10%	$ 18,375
Class B	1.75%	14,196
Class C	1.85%	1,976
Institutional Class	.85%	58,552
		$ 93,099

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $0 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,261. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 547
Class C	169
$ 716

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

9. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Advisor Series I, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 4,979,852	$ 8,132,325
Class T	2,504,061	4,364,476
Class B	1,663,165	3,396,706
Class C	1,768,097	3,076,065
Institutional Class	7,853,134	15,378,176
Total	$ 18,768,309	$ 34,347,748
From net realized gain
Class A	$ 717,815	$ 1,726,911
Class T	372,057	982,007
Class B	273,621	927,262
Class C	287,733	811,022
Institutional Class	1,145,711	3,030,166
Total	$ 2,796,937	$ 7,477,368

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	2,721,105	4,921,122	$ 25,527,883	$ 44,901,425
Reinvestment of distributions	494,441	887,253	4,636,675	8,091,586
Shares redeemed	(3,021,320)	(4,307,073)	(28,345,822)	(39,280,504)
Net increase (decrease)	194,226	1,501,302	$ 1,818,736	$ 13,712,507
Class T
Shares sold	757,050	2,122,712	$ 7,095,193	$ 19,339,885
Reinvestment of distributions	249,040	473,437	2,332,487	4,311,964
Shares redeemed	(1,104,087)	(2,751,537)	(10,341,107)	(25,073,627)
Net increase (decrease)	(97,997)	(155,388)	$ (913,427)	$ (1,421,778)
Class B
Shares sold	400,176	723,865	$ 3,747,350	$ 6,590,070
Reinvestment of distributions	124,821	279,486	1,168,051	2,542,733
Shares redeemed	(966,159)	(2,541,737)	(9,047,942)	(23,161,228)
Net increase (decrease)	(441,162)	(1,538,386)	$ (4,132,541)	$ (14,028,425)
Class C
Shares sold	713,193	1,340,176	$ 6,676,196	$ 12,225,070
Reinvestment of distributions	140,336	266,004	1,313,412	2,420,777
Shares redeemed	(712,177)	(2,030,012)	(6,665,564)	(18,484,174)
Net increase (decrease)	141,352	(423,832)	$ 1,324,044	$ (3,838,327)
Institutional Class
Shares sold	3,476,912	27,984,682	$ 32,646,991	$ 253,342,940
Reinvestment of distributions	888,948	1,859,946	8,345,042	16,967,286
Shares redeemed	(3,556,568)	(29,311,604)	(33,301,791)	(264,545,625)
Net increase (decrease)	809,292	533,024	$ 7,690,242	$ 5,764,601

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AHI-USAN-0607
1.784884.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,065.40	$ 5.12**
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01**
Class T
Actual	$ 1,000.00	$ 1,065.00	$ 5.63
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Class B
Actual	$ 1,000.00	$ 1,060.50	$ 8.94
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,060.00	$ 9.45
HypotheticalA	$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class
Actual	$ 1,000.00	$ 1,066.10	$ 4.35
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been 1.08% and the expenses paid in the actual and hypothetical examples above would have been $5.53 and $5.41, respectively.

Annualized Expense Ratio
Class A	1.00%
Class T	1.10%
Class B	1.75%
Class C	1.85%
Institutional Class	.85%

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co.	2.4	1.6
Level 3 Financing, Inc.	2.1	1.0
Intelsat Ltd.	1.9	2.5
MGM Mirage, Inc.	1.6	1.2
Georgia-Pacific Corp.	1.6	1.3
	9.6
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.1	8.1
Telecommunications	8.6	8.7
Healthcare	6.8	5.3
Technology	6.6	10.5
Gaming	5.9	6.5
Quality Diversification (% of fund's net assets)
As of April 30, 2007 *	As of October 31, 2006 **
AAA,AA,A 0.6%	AAA,AA,A 0.7%
BBB 0.8%	BBB 0.5%
BB 34.5%	BB 35.7%
B 43.9%	B 42.5%
CCC,CC,C 11.2%	CCC,CC,C 13.3%
Not Rated 2.1%	Not Rated 1.7%
Equities 0.3%	Equities 0.0%
Short-Term Investments and Net Other Assets 6.6%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Nonconvertible Bonds 84.3%		Nonconvertible Bonds 88.6%
	Convertible Bonds, Preferred Stocks 0.3%		Convertible Bonds, Preferred Stocks 0.0%
	Foreign Government & Government Agency Obligations 0.2%		Foreign Government & Government Agency Obligations 0.0%
	Floating Rate Loans 8.5%		Floating Rate Loans 5.6%
	Other Investments 0.0%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	14.8%	**Foreign investments	16.7%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.3%
	Principal Amount	Value
Aerospace - 0.8%
Bombardier, Inc.:
6.75% 5/1/12 (c)	$ 860,000	$ 862,150
7.45% 5/1/34 (c)	1,300,000	1,254,500
8% 11/15/14 (c)	500,000	526,250
L-3 Communications Corp. 7.625% 6/15/12	1,770,000	1,831,950
		4,474,850
Air Transportation - 2.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	3,100,000	3,157,970
7.324% 4/15/11	960,000	969,600
8.608% 10/1/12	200,000	211,500
AMR Corp. 9% 8/1/12	775,000	811,813
Continental Airlines, Inc. 7.339% 4/19/14	420,000	426,825
Continental Airlines, Inc.:
6.903% 4/19/22	260,000	262,925
7.875% 7/2/18	192,909	200,626
9.558% 9/1/19	232,796	258,985
Continental Airlines, Inc. pass thru trust certificates:
8.312% 10/2/12	115,174	117,190
8.388% 5/1/22	221,691	234,992
9.798% 4/1/21	3,444,668	3,823,581
		10,476,007
Automotive - 4.5%
Ford Motor Co.:
7.45% 7/16/31	1,115,000	882,244
9.98% 2/15/47	540,000	495,450
Ford Motor Credit Co.:
7% 10/1/13	4,055,000	3,842,113
7.25% 10/25/11	1,960,000	1,919,795
8% 12/15/16	1,665,000	1,623,375
8.105% 1/13/12 (d)	2,130,000	2,106,038
9.8056% 4/15/12 (d)	515,000	550,406
10.6049% 6/15/11 (d)	2,608,000	2,816,640
General Motors Acceptance Corp.:
5.625% 5/15/09	680,000	670,444
6.75% 12/1/14	1,665,000	1,640,025
6.875% 9/15/11	770,000	772,888
8% 11/1/31	4,810,000	5,170,750
GMAC LLC 6% 12/15/11	1,050,000	1,019,813
		23,509,981
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks and Thrifts - 0.6%
Western Financial Bank 9.625% 5/15/12	$ 3,065,000	$ 3,323,845
Broadcasting - 0.4%
Nexstar Broadcasting, Inc. 7% 1/15/14	1,355,000	1,314,350
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (b)	710,000	697,575
		2,011,925
Building Materials - 0.5%
Anixter International, Inc. 5.95% 3/1/15	1,130,000	1,062,200
Belden CDT, Inc. 7% 3/15/17 (c)	830,000	848,675
General Cable Corp.:
7.125% 4/1/17 (c)	220,000	221,100
7.725% 4/1/15 (c)(d)	550,000	555,500
		2,687,475
Cable TV - 3.6%
Cablevision Systems Corp. 9.82% 4/1/09 (d)	1,525,000	1,612,688
Charter Communications Holdings I LLC:
9.92% 4/1/14	1,305,000	1,220,175
10% 5/15/14	1,320,000	1,227,600
11.125% 1/15/14	1,005,000	974,850
12.125% 1/15/15	860,000	860,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	665,000	708,225
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	230,000	220,800
EchoStar Communications Corp.:
5.75% 10/1/08	480,000	480,000
6.625% 10/1/14	510,000	516,375
7% 10/1/13	2,190,000	2,274,863
7.125% 2/1/16	2,115,000	2,199,600
Kabel Deutschland GmbH 10.625% 7/1/14	1,475,000	1,652,000
NTL Cable PLC:
8.75% 4/15/14	970,000	1,018,500
9.125% 8/15/16	925,000	989,750
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (c)	3,105,000	3,124,562
		19,079,988
Capital Goods - 1.3%
Case New Holland, Inc. 7.125% 3/1/14	1,020,000	1,068,450
Leucadia National Corp.:
7% 8/15/13	1,840,000	1,849,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - continued
Leucadia National Corp.: - continued
7.125% 3/15/17 (c)	$ 3,080,000	$ 3,064,600
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,045,000	1,071,125
		7,053,375
Chemicals - 3.7%
Chemtura Corp. 6.875% 6/1/16	1,385,000	1,378,075
Equistar Chemicals LP 7.55% 2/15/26	775,000	759,500
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	430,000	449,350
10.125% 9/1/08	420,000	443,625
Lyondell Chemical Co.:
8% 9/15/14	1,150,000	1,208,938
8.25% 9/15/16	1,150,000	1,234,813
Millennium America, Inc. 9.25% 6/15/08	970,000	1,006,375
Momentive Performance Materials, Inc. 9.75% 12/1/14 (c)	3,290,000	3,470,950
Nalco Co. 7.75% 11/15/11	1,155,000	1,185,319
Nell AF Sarl 8.375% 8/15/15 (c)	2,810,000	2,929,425
NOVA Chemicals Corp.:
7.4% 4/1/09	820,000	838,450
8.5019% 11/15/13 (d)	865,000	880,138
Phibro Animal Health Corp.:
10% 8/1/13 (c)	960,000	1,027,200
13% 8/1/14 (c)	1,205,000	1,289,350
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	1,465,000	1,567,550
		19,669,058
Consumer Products - 0.1%
Jostens Holding Corp. 0% 12/1/13 (b)	680,000	605,200
Containers - 0.9%
Berry Plastics Holding Corp. 8.875% 9/15/14	515,000	529,163
BWAY Corp. 10% 10/15/10	2,610,000	2,733,975
Greif Brothers Corp. 6.75% 2/1/17 (c)	1,530,000	1,545,300
		4,808,438
Diversified Financial Services - 0.6%
E*TRADE Financial Corp.:
7.375% 9/15/13	515,000	535,600
7.875% 12/1/15	1,030,000	1,111,113
8% 6/15/11	1,310,000	1,375,500
		3,022,213
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 1.5%
Affinion Group, Inc. 11.5% 10/15/15	$ 1,285,000	$ 1,416,713
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,240,000	1,134,600
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,073,550
Liberty Media Corp. 8.25% 2/1/30	250,000	250,612
Nielsen Finance LLC/Co.:
0% 8/1/16 (b)(c)	1,625,000	1,174,063
10% 8/1/14 (c)	885,000	969,075
Quebecor Media, Inc. 7.75% 3/15/16	2,040,000	2,131,800
		8,150,413
Electric Utilities - 2.3%
AES Corp. 9.375% 9/15/10	875,000	957,031
AES Gener SA 7.5% 3/25/14	2,995,000	3,189,675
Aquila, Inc. 14.875% 7/1/12	885,000	1,150,500
Mirant Americas Generation LLC 8.5% 10/1/21	465,000	478,950
NRG Energy, Inc.:
7.25% 2/1/14	430,000	443,975
7.375% 2/1/16	645,000	670,800
7.375% 1/15/17	430,000	448,275
NSG Holdings II, LLC 7.75% 12/15/25 (c)	1,410,000	1,448,775
Tenaska Alabama Partners LP 7% 6/30/21 (c)	1,851,539	1,870,054
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,550,000	1,637,188
Utilicorp United, Inc. 9.95% 2/1/11 (d)	29,000	31,755
		12,326,978
Energy - 8.4%
Atlas Pipeline Partners LP 8.125% 12/15/15	1,440,000	1,483,200
Chaparral Energy, Inc.:
8.5% 12/1/15	1,010,000	1,022,625
8.875% 2/1/17 (c)	660,000	674,850
Chesapeake Energy Corp.:
6.5% 8/15/17	2,780,000	2,766,100
6.875% 1/15/16	1,390,000	1,388,263
7.625% 7/15/13	1,850,000	1,963,313
7.75% 1/15/15	1,225,000	1,280,125
Complete Production Services, Inc. 8% 12/15/16 (c)	1,540,000	1,593,900
Energy Partners Ltd.:
9.75% 4/15/14 (c)	990,000	1,003,613
10.48% 4/15/13 (c)(d)	1,090,000	1,103,625
Forest Oil Corp.:
7.75% 5/1/14	540,000	551,475
8% 12/15/11	540,000	564,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hanover Compressor Co.:
8.625% 12/15/10	$ 630,000	$ 656,775
9% 6/1/14	685,000	738,088
Hanover Equipment Trust 8.75% 9/1/11	245,000	252,963
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	2,120,000	2,133,250
9% 6/1/16 (c)	1,630,000	1,735,950
OPTI Canada, Inc. 8.25% 12/15/14 (c)	1,595,000	1,692,774
Pan American Energy LLC 7.75% 2/9/12 (c)	1,400,000	1,438,500
Parker Drilling Co.:
9.625% 10/1/13	880,000	954,800
10.11% 9/1/10 (d)	1,099,000	1,120,980
Petrohawk Energy Corp. 9.125% 7/15/13	3,270,000	3,507,075
Pioneer Natural Resources Co. 6.65% 3/15/17	610,000	598,563
Plains Exploration & Production Co. 7% 3/15/17	1,530,000	1,535,738
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,600,000	1,584,000
7.375% 7/15/13	2,515,000	2,565,300
7.5% 5/15/16	2,050,000	2,116,625
Seitel, Inc. 9.75% 2/15/14 (c)	1,620,000	1,648,350
SESI LLC 6.875% 6/1/14	1,010,000	1,004,950
Stone Energy Corp. 6.75% 12/15/14	960,000	895,200
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (c)	900,000	922,500
Williams Partners LP/Williams Partners Finance Corp.:
7.25% 2/1/17 (c)	1,060,000	1,123,600
7.5% 6/15/11 (c)	515,000	547,188
		44,168,558
Entertainment/Film - 0.4%
AMC Entertainment, Inc. 8% 3/1/14	1,790,000	1,834,750
Environmental - 0.7%
Allied Waste North America, Inc.:
5.75% 2/15/11	190,000	186,675
6.875% 6/1/17	1,745,000	1,766,813
7.125% 5/15/16	1,265,000	1,295,044
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	160,000	160,400
7.4% 9/15/35	220,000	211,200
		3,620,132
Nonconvertible Bonds - continued
	Principal Amount	Value
Food and Drug Retail - 1.3%
Albertsons, Inc.:
7.45% 8/1/29	$ 855,000	$ 860,044
7.75% 6/15/26	980,000	1,004,500
8% 5/1/31	630,000	658,044
Rite Aid Corp. 7.5% 3/1/17	3,250,000	3,233,750
SUPERVALU, Inc. 7.5% 11/15/14	1,120,000	1,170,400
		6,926,738
Food/Beverage/Tobacco - 1.3%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,110,000	1,168,275
Pierre Foods, Inc. 9.875% 7/15/12	1,005,000	1,045,200
Reynolds American, Inc.:
7.25% 6/1/13	1,035,000	1,099,688
7.3% 7/15/15	1,775,000	1,892,594
Swift & Co.:
10.125% 10/1/09	1,315,000	1,354,450
12.5% 1/1/10	290,000	300,875
		6,861,082
Gaming - 5.6%
Chukchansi Economic Development Authority:
8% 11/15/13 (c)	795,000	823,819
8.8769% 11/15/12 (c)(d)	360,000	368,100
Mandalay Resort Group 9.375% 2/15/10	2,365,000	2,548,288
MGM Mirage, Inc.:
6.625% 7/15/15	1,235,000	1,193,319
6.75% 9/1/12	3,010,000	3,013,763
6.75% 4/1/13	735,000	731,325
6.875% 4/1/16	1,460,000	1,430,800
7.625% 1/15/17	2,310,000	2,359,088
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	640,000	627,200
6.375% 7/15/09	1,830,000	1,834,575
7.125% 8/15/14	585,000	593,044
8% 4/1/12	290,000	301,238
Park Place Entertainment Corp. 7% 4/15/13	1,455,000	1,545,938
Scientific Games Corp. 6.25% 12/15/12	925,000	913,438
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (c)(d)	575,000	586,500
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	1,475,375
7.25% 5/1/12	2,135,000	2,172,363
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Snoqualmie Entertainment Authority:
9.125% 2/1/15 (c)	$ 730,000	$ 755,550
9.1488% 2/1/14 (c)(d)	920,000	938,400
Station Casinos, Inc. 6.875% 3/1/16	1,155,000	1,087,144
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	590,000	454,300
9% 1/15/12	1,380,000	1,428,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,305,000	2,339,575
		29,521,442
Healthcare - 6.6%
AmeriPath Intermediate Holdings, Inc. 0% 2/15/14 pay-in-kind (c)(d)	550,000	550,000
AmeriPath, Inc. 10.5% 4/1/13	895,000	974,476
CDRV Investors, Inc. 0% 1/1/15 (b)	2,765,000	2,419,375
Concentra Operating Corp.:
9.125% 6/1/12	1,125,000	1,200,938
9.5% 8/15/10	450,000	474,750
HCA, Inc.:
6.5% 2/15/16	1,000,000	868,750
9.125% 11/15/14 (c)	1,535,000	1,657,800
9.25% 11/15/16 (c)	1,580,000	1,722,200
9.625% 11/15/16 pay-in-kind (c)	1,220,000	1,332,850
HealthSouth Corp. 10.75% 6/15/16 (c)	1,450,000	1,576,875
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,385,000	1,433,475
Multiplan, Inc. 10.375% 4/15/16 (c)	935,000	998,113
National Mentor Holdings, Inc. 11.25% 7/1/14	1,120,000	1,229,200
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,840,000	2,879,050
7% 1/15/16	1,635,000	1,653,394
Rural/Metro Corp. 9.875% 3/15/15	515,000	547,188
Senior Housing Properties Trust 8.625% 1/15/12	745,000	819,500
Service Corp. International:
6.75% 4/1/15 (c)	1,260,000	1,272,600
7.375% 10/1/14	680,000	705,500
7.5% 4/1/27 (c)	1,530,000	1,522,350
7.625% 10/1/18	490,000	518,175
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,550,000	1,643,000
United Surgical Partners International, Inc.:
8.875% 5/1/17 (c)	590,000	606,225
9.25% 5/1/17 pay-in-kind (c)	760,000	780,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (c)(d)	$ 1,670,000	$ 1,688,788
Ventas Realty LP:
6.5% 6/1/16	1,810,000	1,828,100
6.625% 10/15/14	830,000	838,300
6.75% 4/1/17	850,000	864,875
		34,606,747
Homebuilding/Real Estate - 2.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	825,000	811,594
7.125% 2/15/13 (c)	2,345,000	2,303,963
8.125% 6/1/12	2,920,000	2,978,400
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	310,000	302,250
6.25% 1/15/15	785,000	714,350
8.875% 4/1/12	910,000	887,250
KB Home 7.75% 2/1/10	2,095,000	2,095,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	470,000	350,150
7.5% 1/15/15	935,000	659,175
10.375% 7/1/12	495,000	394,763
		11,496,895
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	1,020,000	1,065,900
Host Marriott LP 7.125% 11/1/13	2,415,000	2,493,488
		3,559,388
Insurance - 0.5%
UnumProvident Corp. 7.375% 6/15/32	660,000	708,332
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	760,000	794,200
USI Holdings Corp.:
9.23% 11/15/14 (c)(d)	720,000	727,200
9.75% 5/15/15 (c)	260,000	265,525
		2,495,257
Leisure - 2.1%
NCL Corp. Ltd. 10.625% 7/15/14	615,000	606,544
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	2,005,000	2,075,554
7.25% 6/15/16	590,000	609,913
7.5% 10/15/27	1,680,000	1,671,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	$ 708,000	$ 640,740
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,828,910
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	225,000	232,875
10.11% 5/1/10 (d)	2,180,000	2,253,575
		10,919,711
Metals/Mining - 4.4%
Arch Western Finance LLC 6.75% 7/1/13	2,260,000	2,243,050
Compass Minerals International, Inc.:
0% 12/15/12 (b)	865,000	873,650
0% 6/1/13 (b)	1,620,000	1,571,400
Drummond Co., Inc. 7.375% 2/15/16 (c)	2,735,000	2,646,113
FMG Finance Property Ltd.:
9.36% 9/1/11 (c)(d)	1,090,000	1,151,313
10% 9/1/13 (c)	705,000	774,619
10.625% 9/1/16 (c)	705,000	823,088
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	540,000	585,225
8.375% 4/1/17	565,000	618,675
8.5463% 4/1/15 (d)	1,080,000	1,136,700
Massey Energy Co. 6.875% 12/15/13	2,580,000	2,492,925
Peabody Energy Corp.:
7.375% 11/1/16	1,000,000	1,060,000
7.875% 11/1/26	1,005,000	1,085,400
PNA Group, Inc. 10.75% 9/1/16 (c)	1,670,000	1,841,175
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (c)(d)	540,000	550,800
RathGibson, Inc. 11.25% 2/15/14	1,710,000	1,786,950
Vedanta Resources PLC 6.625% 2/22/10 (c)	2,055,000	2,062,809
		23,303,892
Paper - 2.3%
Catalyst Paper Corp. 8.625% 6/15/11	1,060,000	1,067,950
Georgia-Pacific Corp.:
7% 1/15/15 (c)	3,320,000	3,323,984
8% 1/15/24	630,000	633,150
8.875% 5/15/31	1,255,000	1,339,713
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,050,000	1,039,500
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (c)	1,620,000	1,615,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - continued
Stone Container Finance Co. 7.375% 7/15/14	$ 1,745,000	$ 1,710,100
Valassis Communications, Inc. 8.25% 3/1/15 (c)	1,590,000	1,566,150
		12,296,497
Publishing/Printing - 0.5%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	785,000	821,306
Scholastic Corp. 5% 4/15/13	805,000	710,413
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	1,245,000	1,223,213
		2,754,932
Railroad - 0.2%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,100,000	1,124,750
Restaurants - 1.2%
Carrols Corp. 9% 1/15/13	2,035,000	2,096,050
Friendly Ice Cream Corp. 8.375% 6/15/12	2,070,000	2,038,950
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	2,305,000	2,287,713
		6,422,713
Services - 3.8%
Aramark Corp.:
8.5% 2/1/15 (c)	910,000	950,950
8.86% 2/1/15 (c)(d)	380,000	392,825
Ashtead Capital, Inc. 9% 8/15/16 (c)	1,200,000	1,293,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (c)	1,735,000	1,778,375
7.75% 5/15/16 (c)	1,550,000	1,588,750
7.86% 5/15/14 (c)(d)	210,000	215,775
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	980,000	1,068,200
FTI Consulting, Inc.:
7.625% 6/15/13	2,425,000	2,497,750
7.75% 10/1/16	1,000,000	1,043,750
Hertz Corp.:
8.875% 1/1/14	485,000	521,375
10.5% 1/1/16	845,000	967,525
Iron Mountain, Inc.:
6.625% 1/1/16	365,000	353,138
7.75% 1/15/15	365,000	373,213
8.25% 7/1/11	735,000	736,838
8.625% 4/1/13	1,110,000	1,137,750
Penhall International Corp. 12% 8/1/14 (c)	1,040,000	1,138,800
Rental Service Corp. 9.5% 12/1/14 (c)	1,070,000	1,138,213
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Rural/Metro Corp. 0% 3/15/16 (b)	$ 1,305,000	$ 1,044,000
United Rentals North America, Inc. 7% 2/15/14	1,900,000	1,933,250
		20,173,477
Shipping - 2.3%
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (c)	1,825,000	1,916,250
OMI Corp. 7.625% 12/1/13	3,310,000	3,409,300
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	130,000	133,575
8.25% 3/15/13	420,000	441,000
Ship Finance International Ltd. 8.5% 12/15/13	4,555,000	4,737,200
Teekay Shipping Corp. 8.875% 7/15/11	1,245,000	1,332,150
		11,969,475
Steels - 0.6%
Steel Dynamics, Inc. 6.75% 4/1/15 (c)	3,060,000	3,063,825
Super Retail - 1.7%
Michaels Stores, Inc.:
10% 11/1/14 (c)	1,940,000	2,124,300
11.375% 11/1/16 (c)	760,000	836,000
NBC Acquisition Corp. 0% 3/15/13 (b)	1,980,000	1,663,200
Nebraska Book Co., Inc. 8.625% 3/15/12	1,645,000	1,657,338
Sonic Automotive, Inc. 8.625% 8/15/13	1,605,000	1,673,213
Toys 'R' US, Inc. 7.625% 8/1/11	1,155,000	1,118,906
		9,072,957
Technology - 6.6%
Avago Technologies Finance Ltd.:
10.125% 12/1/13	1,400,000	1,529,500
10.86% 6/1/13 (d)	945,000	987,525
11.875% 12/1/15	540,000	612,900
Celestica, Inc. 7.875% 7/1/11	1,605,000	1,568,888
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (c)	1,895,000	1,902,201
9.125% 12/15/14 pay-in-kind (c)	1,425,000	1,421,438
9.2299% 12/15/14 (c)(d)	1,515,000	1,518,788
10.125% 12/15/16 (c)	2,030,000	2,052,939
IKON Office Solutions, Inc. 7.75% 9/15/15	1,630,000	1,707,425
Lucent Technologies, Inc.:
6.45% 3/15/29	3,305,000	3,007,550
6.5% 1/15/28	1,065,000	969,150
Nortel Networks Corp.:
9.6056% 7/15/11 (c)(d)	1,335,000	1,431,788
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Nortel Networks Corp.: - continued
10.125% 7/15/13 (c)	$ 1,520,000	$ 1,685,300
NXP BV:
7.875% 10/15/14 (c)	2,450,000	2,544,938
8.1056% 10/15/13 (c)(d)	1,700,000	1,755,250
9.5% 10/15/15 (c)	1,915,000	2,010,750
Sanmina-SCI Corp.:
6.75% 3/1/13	655,000	620,613
8.125% 3/1/16	745,000	724,513
Seagate Technology HDD Holdings 6.8% 10/1/16	565,000	560,763
STATS ChipPAC Ltd. 7.5% 7/19/10	345,000	363,561
SunGard Data Systems, Inc.:
9.125% 8/15/13	1,100,000	1,179,750
10.25% 8/15/15	310,000	341,000
Xerox Capital Trust I 8% 2/1/27	3,445,000	3,518,206
Xerox Corp. 7.625% 6/15/13	1,010,000	1,052,925
		35,067,661
Telecommunications - 7.3%
Digicel Group Ltd.:
8.875% 1/15/15 (c)	1,540,000	1,509,200
9.125% 1/15/15 pay-in-kind (c)	670,000	649,063
Digicel Ltd. 9.25% 9/1/12 (c)	2,360,000	2,504,550
Intelsat Bermuda Ltd. 8.8719% 1/15/15 (d)	1,065,000	1,088,963
Intelsat Ltd.:
6.5% 11/1/13	2,940,000	2,528,400
7.625% 4/15/12	2,090,000	1,964,600
9.25% 6/15/16	2,360,000	2,598,950
11.25% 6/15/16	2,305,000	2,627,700
Level 3 Financing, Inc.:
8.75% 2/15/17 (c)	1,615,000	1,643,263
9.15% 2/15/15 (c)(d)	1,865,000	1,885,888
9.25% 11/1/14 (c)	4,960,000	5,146,000
12.25% 3/15/13	2,355,000	2,752,524
MetroPCS Wireless, Inc. 9.25% 11/1/14 (c)	960,000	1,022,400
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,301,000	1,379,060
PanAmSat Corp. 9% 8/15/14	919,000	990,223
Qwest Corp.:
7.5% 10/1/14	1,475,000	1,556,125
8.6049% 6/15/13 (d)	3,080,000	3,364,900
U.S. West Communications:
6.875% 9/15/33	1,005,000	982,388
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
U.S. West Communications: - continued
7.5% 6/15/23	$ 1,040,000	$ 1,060,800
Windstream Corp.:
8.125% 8/1/13	355,000	385,175
8.625% 8/1/16	1,010,000	1,108,475
		38,748,647
Textiles & Apparel - 0.8%
Hanesbrands, Inc. 8.735% 12/15/14 (c)(d)	1,025,000	1,053,188
Levi Strauss & Co. 8.875% 4/1/16	2,870,000	3,085,250
		4,138,438
TOTAL NONCONVERTIBLE BONDS (Cost $430,718,779)		445,347,710
Foreign Government and Government Agency Obligations - 0.2%

Orascom Telecom Finance SCA 7.875% 2/8/14 (c) (Cost $1,098,288)	1,090,000	1,078,065
Nonconvertible Preferred Stocks - 0.3%
Shares
Telecommunications - 0.3%
Rural Cellular Corp. 12.25% pay-in-kind (Cost $1,611,380)	1,426	1,682,680
Floating Rate Loans - 8.5%
	Principal Amount
Air Transportation - 0.5%
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (d)	$ 2,890,000	2,886,388
Auto Parts Distribution - 0.6%
Navistar International Corp.:
term loan 8.6099% 1/19/12 (d)	726,000	736,890
8.5994% 1/19/12 (d)	264,000	267,960
Oshkosh Truck Co. Tranche B, term loan 7.1% 12/6/13 (d)	2,234,400	2,239,986
		3,244,836
Automotive - 1.1%
Ford Motor Co. term loan 8.36% 12/15/13 (d)	5,605,950	5,633,938
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 1.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.35% 3/6/14 (d)	$ 2,890,000	$ 2,886,388
CSC Holdings, Inc. Tranche B, term loan 7.0838% 3/29/13 (d)	2,544,300	2,553,841
Insight Midwest Holdings LLC Tranche B, term loan 7.35% 4/6/14 (d)	1,800,000	1,810,125
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/16/14 (d)	1,522,148	1,520,245
Tranche DD 1LN, term loan 9/16/14 (d)(e)	97,852	97,730
		8,868,329
Diversified Financial Services - 0.3%
LPL Holdings, Inc. Tranche C, term loan 7.85% 6/28/13 (d)	1,795,500	1,813,455
Electric Utilities - 0.2%
Longview Power LLC:
Tranche B, term loan 7.625% 2/28/14 (d)	432,000	434,160
Tranche DD, term loan 2/28/14 (d)(e)	504,000	506,520
7.475% 2/28/14 (d)	144,000	144,720
		1,085,400
Energy - 0.7%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.25% 3/30/12 (d)	250,608	251,234
term loan 8.35% 3/30/14 (d)	1,909,392	1,914,166
Sandridge Energy, Inc. term loan:
8.975% 4/1/14 (d)	250,000	254,063
8.625% 4/1/15 (d)	1,350,000	1,378,688
		3,798,151
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.61% 6/30/10 (d)	324,286	326,313
Gaming - 0.3%
Kerzner International Ltd.:
term loan 8.34% 9/1/13 (d)	907,592	905,323
Class DD, term loan 8.3418% 9/1/13 (d)(e)	471,948	470,768
		1,376,091
Healthcare - 0.2%
Stiefel Laboratories, Inc. term loan:
7.605% 12/28/13 (d)	239,400	241,495
10.355% 6/28/14 (d)	830,000	847,638
		1,089,133
Floating Rate Loans - continued
	Principal Amount	Value
Metals/Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 7.07% 3/19/14 (d)	$ 1,112,481	$ 1,115,622
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 7.3199% 12/23/12 (d)	3,367,375	3,384,212
Services - 0.8%
Adesa, Inc. term loan 7.57% 10/18/13 (d)	2,220,000	2,233,875
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/20/13 (d)	163,943	165,992
Penhall International Corp. term loan 12.823% 4/1/12 (d)	800,000	784,000
RSC Equipment Rental Tranche 2LN, term loan 8.8566% 11/30/13 (d)	1,080,000	1,098,900
		4,282,767
Telecommunications - 1.0%
Digicel International Finance Ltd. term loan 7.85% 3/23/12 (d)	2,390,000	2,392,988
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (d)	590,000	592,213
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (d)	2,300,000	2,311,500
		5,296,701
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 7.59% 4/4/14 (d)	880,000	872,850
TOTAL FLOATING RATE LOANS (Cost $44,837,020)		45,074,186
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 5.29% (a) (Cost $23,081,321)	23,081,321	23,081,321
Cash Equivalents - 0.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $3,370,000)	3,370,479	$ 3,370,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $504,716,788)		519,633,962
NET OTHER ASSETS - 1.6%		8,451,476
NET ASSETS - 100%		$ 528,085,438
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,347,833 or 25.1% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,754,284 and $1,758,592, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,370,000 due 5/01/07 at 5.12%
Banc of America Securities LLC	$ 514,761
Barclays Capital, Inc.	1,147,983
Fortis Securities LLC	735,886
Lehman Brothers, Inc.	971,370
$ 3,370,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 483,988
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.2%
Bermuda	4.1%
Canada	3.3%
Marshall Islands	1.3%
Netherlands	1.2%
United Kingdom	1.0%
Others (individually less than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,370,000) - See accompanying schedule: Unaffiliated issuers (cost $481,635,467)	$ 496,552,641
Fidelity Central Funds (cost $23,081,321)	23,081,321
Total Investments (cost $504,716,788)		$ 519,633,962
Receivable for investments sold		7,252,094
Receivable for fund shares sold		1,482,701
Interest receivable		9,478,607
Distributions receivable from Fidelity Central Funds		66,797
Prepaid expenses		1,599
Receivable from investment adviser for expense reductions		16,916
Other receivables		31
Total assets		537,932,707

Liabilities
Payable to custodian bank	$ 1,105,976
Payable for investments purchased	6,650,636
Payable for fund shares redeemed	1,073,977
Distributions payable	497,078
Accrued management fee	246,890
Distribution fees payable	124,224
Other affiliated payables	114,092
Other payables and accrued expenses	34,396
Total liabilities		9,847,269

Net Assets		$ 528,085,438
Net Assets consist of:
Paid in capital		$ 507,657,189
Undistributed net investment income		598,829
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,912,246
Net unrealized appreciation (depreciation) on investments		14,917,174
Net Assets		$ 528,085,438

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($135,268,347 ÷ 14,298,994 shares)	$ 9.46

Maximum offering price per share (100/96.00 of $9.46)	$ 9.85
Class T: Net Asset Value and redemption price per share ($69,008,223 ÷ 7,304,460 shares)	$ 9.45

Maximum offering price per share (100/96.00 of $9.45)	$ 9.84
Class B: Net Asset Value and offering price per share ($48,279,456 ÷ 5,112,916 shares)A	$ 9.44

Class C: Net Asset Value and offering price per share ($55,243,694 ÷ 5,849,987 shares)A	$ 9.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($220,285,718 ÷ 23,265,738 shares)	$ 9.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Interest		$ 20,319,316
Income from Fidelity Central Funds		483,988
Total income		20,803,304

Expenses
Management fee	$ 1,472,014
Transfer agent fees	584,521
Distribution fees	694,991
Accounting fees and expenses	108,669
Custodian fees and expenses	11,087
Independent trustees' compensation	775
Registration fees	49,438
Audit	33,390
Legal	3,351
Miscellaneous	1,798
Total expenses before reductions	2,960,034
Expense reductions	(103,013)	2,857,021
Net investment income		17,946,283
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,027,489
Foreign currency transactions	103
Total net realized gain (loss)		5,027,592
Change in net unrealized appreciation (depreciation) on investment securities		9,344,070
Net gain (loss)		14,371,662
Net increase (decrease) in net assets resulting from operations		$ 32,317,945

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,946,283	$ 35,542,146
Net realized gain (loss)	5,027,592	3,829,006
Change in net unrealized appreciation (depreciation)	9,344,070	7,124,502
Net increase (decrease) in net assets resulting from operations	32,317,945	46,495,654
Distributions to shareholders from net investment income	(18,768,309)	(34,347,748)
Distributions to shareholders from net realized gain	(2,796,937)	(7,477,368)
Total distributions	(21,565,246)	(41,825,116)
Share transactions - net increase (decrease)	5,787,054	188,578
Redemption fees	29,263	576,163
Total increase (decrease) in net assets	16,569,016	5,435,279

Net Assets
Beginning of period	511,516,422	506,081,143
End of period (including undistributed net investment income of $598,829 and undistributed net investment income of $1,420,855, respectively)	$ 528,085,438	$ 511,516,422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.15	$ 9.59	$ 9.33	$ 7.89	$ 8.75
Income from Investment Operations
Net investment income E	.330	.634	.615	.675	.725	.709
Net realized and unrealized gain (loss)	.264	.214	(.288)	.267	1.360	(.908)
Total from investment operations	.594	.848	.327	.942	2.085	(.199)
Distributions from net investment income	(.345)	(.613)	(.629)	(.683)	(.645)	(.661)
Distributions from net realized gain	(.050)	(.135)	(.140)	-	-	-
Total distributions	(.395)	(.748)	(.769)	(.683)	(.645)	(.661)
Redemption fees added to paid in capital E	.001	.010	.002	.001	-	-
Net asset value, end of period	$ 9.46	$ 9.26	$ 9.15	$ 9.59	$ 9.33	$ 7.89
Total Return B, C, D	6.54%	9.82%	3.53%	10.50%	27.23%	(2.49)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.01%	1.02%	1.01%	1.00%	1.02%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	7.09% A	6.95%	6.58%	7.21%	8.26%	8.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,268	$ 130,666	$ 115,345	$ 94,349	$ 61,084	$ 31,456
Portfolio turnover rate G	74% A	72%	115%	126%	129%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.14	$ 9.58	$ 9.33	$ 7.89	$ 8.74
Income from Investment Operations
Net investment income E	.325	.624	.607	.668	.717	.695
Net realized and unrealized gain (loss)	.265	.215	(.289)	.255	1.359	(.893)
Total from investment operations	.590	.839	.318	.923	2.076	(.198)
Distributions from net investment income	(.341)	(.604)	(.620)	(.674)	(.636)	(.652)
Distributions from net realized gain	(.050)	(.135)	(.140)	-	-	-
Total distributions	(.391)	(.739)	(.760)	(.674)	(.636)	(.652)
Redemption fees added to paid in capital E	.001	.010	.002	.001	-	-
Net asset value, end of period	$ 9.45	$ 9.25	$ 9.14	$ 9.58	$ 9.33	$ 7.89
Total Return B, C, D	6.50%	9.73%	3.43%	10.29%	27.11%	(2.47)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.18%	1.19%	1.19%	1.19%	1.24%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	7.00% A	6.85%	6.49%	7.11%	8.16%	8.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,008	$ 68,487	$ 69,091	$ 91,707	$ 81,735	$ 35,751
Portfolio turnover rate G	74% A	72%	115%	126%	129%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74
Income from Investment Operations
Net investment income E	.295	.565	.546	.606	.658	.641
Net realized and unrealized gain (loss)	.254	.215	(.279)	.256	1.361	(.904)
Total from investment operations	.549	.780	.267	.862	2.019	(.263)
Distributions from net investment income	(.310)	(.545)	(.559)	(.613)	(.579)	(.597)
Distributions from net realized gain	(.050)	(.135)	(.140)	-	-	-
Total distributions	(.360)	(.680)	(.699)	(.613)	(.579)	(.597)
Redemption fees added to paid in capital E	.001	.010	.002	.001	-	-
Net asset value, end of period	$ 9.44	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88
Total Return B, C, D	6.05%	9.03%	2.87%	9.58%	26.32%	(3.23)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.81%	1.81%	1.80%	1.80%	1.83%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	6.35% A	6.20%	5.84%	6.46%	7.51%	7.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,279	$ 51,362	$ 64,804	$ 79,997	$ 70,661	$ 32,854
Portfolio turnover rate G	74% A	72%	115%	126%	129%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88	$ 8.74
Income from Investment Operations
Net investment income E	.290	.556	.536	.597	.651	.635
Net realized and unrealized gain (loss)	.255	.215	(.278)	.256	1.359	(.906)
Total from investment operations	.545	.771	.258	.853	2.010	(.271)
Distributions from net investment income	(.306)	(.536)	(.550)	(.604)	(.570)	(.589)
Distributions from net realized gain	(.050)	(.135)	(.140)	-	-	-
Total distributions	(.356)	(.671)	(.690)	(.604)	(.570)	(.589)
Redemption fees added to paid in capital E	.001	.010	.002	.001	-	-
Net asset value, end of period	$ 9.44	$ 9.25	$ 9.14	$ 9.57	$ 9.32	$ 7.88
Total Return B, C, D	6.00%	8.92%	2.77%	9.47%	26.19%	(3.32)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.86%	1.87%	1.87%	1.88%	1.90%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.85% A	1.85%	1.85%	1.85%	1.85%	1.85%
Net investment income	6.25% A	6.10%	5.74%	6.36%	7.41%	7.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,244	$ 52,796	$ 56,036	$ 64,187	$ 59,655	$ 20,719
Portfolio turnover rate G	74% A	72%	115%	126%	129%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
April 30,	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 9.16	$ 9.60	$ 9.34	$ 7.90	$ 8.75
Income from Investment Operations
Net investment income D	.337	.648	.630	.690	.739	.709
Net realized and unrealized gain (loss)	.264	.214	(.289)	.267	1.359	(.886)
Total from investment operations	.601	.862	.341	.957	2.098	(.177)
Distributions from net investment income	(.352)	(.627)	(.643)	(.698)	(.658)	(.673)
Distributions from net realized gain	(.050)	(.135)	(.140)	-	-	-
Total distributions	(.402)	(.762)	(.783)	(.698)	(.658)	(.673)
Redemption fees added to paid in capital D	.001	.010	.002	.001	-	-
Net asset value, end of period	$ 9.47	$ 9.27	$ 9.16	$ 9.60	$ 9.34	$ 7.90
Total Return B, C	6.61%	9.98%	3.68%	10.66%	27.38%	(2.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.91%	.91%	.90%	.96%	.96%
Expenses net of fee waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85% A	.85%	.85%	.85%	.85%	.85%
Net investment income	7.25% A	7.10%	6.73%	7.36%	8.41%	8.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 220,286	$ 208,205	$ 200,804	$ 171,625	$ 108,885	$ 48,379
Portfolio turnover rate F	74% A	72%	115%	126%	129%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 17,119,301
Unrealized depreciation	(1,705,672)
Net unrealized appreciation (depreciation)	$ 15,413,629
Cost for federal income tax purposes	$ 504,220,333

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $182,294,613 and $187,252,454, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 112,563	$ 4,080
Class T	-%	.25%	85,938	1,699
Class B	.65%	.25%	225,510	163,403
Class C	.75%	.25%	270,980	44,760
			$ 694,991	$ 213,942

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 22,061
Class T	5,794
Class B*	58,456
Class C*	1,825
$ 88,136

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 121,559.18
Class T	84,672.25
Class B	61,320.25
Class C	52,633.20
Institutional Class	264,337.25
	$ 584,521

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $634 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	1.10%	$ 18,375
Class B	1.75%	14,196
Class C	1.85%	1,976
Institutional Class	.85%	58,552
		$ 93,099

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $0 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,261. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 547
Class C	169
$ 716

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

9. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Advisor Series I, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 4,979,852	$ 8,132,325
Class T	2,504,061	4,364,476
Class B	1,663,165	3,396,706
Class C	1,768,097	3,076,065
Institutional Class	7,853,134	15,378,176
Total	$ 18,768,309	$ 34,347,748
From net realized gain
Class A	$ 717,815	$ 1,726,911
Class T	372,057	982,007
Class B	273,621	927,262
Class C	287,733	811,022
Institutional Class	1,145,711	3,030,166
Total	$ 2,796,937	$ 7,477,368

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	2,721,105	4,921,122	$ 25,527,883	$ 44,901,425
Reinvestment of distributions	494,441	887,253	4,636,675	8,091,586
Shares redeemed	(3,021,320)	(4,307,073)	(28,345,822)	(39,280,504)
Net increase (decrease)	194,226	1,501,302	$ 1,818,736	$ 13,712,507
Class T
Shares sold	757,050	2,122,712	$ 7,095,193	$ 19,339,885
Reinvestment of distributions	249,040	473,437	2,332,487	4,311,964
Shares redeemed	(1,104,087)	(2,751,537)	(10,341,107)	(25,073,627)
Net increase (decrease)	(97,997)	(155,388)	$ (913,427)	$ (1,421,778)
Class B
Shares sold	400,176	723,865	$ 3,747,350	$ 6,590,070
Reinvestment of distributions	124,821	279,486	1,168,051	2,542,733
Shares redeemed	(966,159)	(2,541,737)	(9,047,942)	(23,161,228)
Net increase (decrease)	(441,162)	(1,538,386)	$ (4,132,541)	$ (14,028,425)
Class C
Shares sold	713,193	1,340,176	$ 6,676,196	$ 12,225,070
Reinvestment of distributions	140,336	266,004	1,313,412	2,420,777
Shares redeemed	(712,177)	(2,030,012)	(6,665,564)	(18,484,174)
Net increase (decrease)	141,352	(423,832)	$ 1,324,044	$ (3,838,327)
Institutional Class
Shares sold	3,476,912	27,984,682	$ 32,646,991	$ 253,342,940
Reinvestment of distributions	888,948	1,859,946	8,345,042	16,967,286
Shares redeemed	(3,556,568)	(29,311,604)	(33,301,791)	(264,545,625)
Net increase (decrease)	809,292	533,024	$ 7,690,242	$ 5,764,601

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AHII-USAN-0607
1.784885.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,013.30	$ 3.49**
Hypothetical A	$ 1,000.00	$ 1,021.32	$ 3.51**
Class T
Actual	$ 1,000.00	$ 1,013.60	$ 3.94
Hypothetical A	$ 1,000.00	$ 1,020.88	$ 3.96
Class B
Actual	$ 1,000.00	$ 1,009.50	$ 7.22
Hypothetical A	$ 1,000.00	$ 1,017.60	$ 7.25
	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class C
Actual	$ 1,000.00	$ 1,009.00	$ 7.67
Hypothetical A	$ 1,000.00	$ 1,017.16	$ 7.70
Institutional Class
Actual	$ 1,000.00	$ 1,014.10	$ 2.70
Hypothetical A	$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.70%**
Class T	.79%
Class B	1.45%
Class C	1.54%
Institutional Class	.54%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .78% and the expenses paid in the actual and hypothetical examples above would have been $3.89 and $3.91, respectively.

Semiannual Report

Investment Changes

Top Five States as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
California	12.8	11.2
New York	12.3	12.0
Texas	11.3	13.2
Illinois	11.2	10.5
Washington	7.0	7.1
Top Five Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.2	37.8
Health Care	11.3	11.0
Electric Utilities	10.1	9.2
Transportation	8.2	8.9
Water & Sewer	8.4	7.4
Average Years to Maturity as of April 30, 2007
		6 months ago
Years	15.8	15.2
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of April 30, 2007
6 months ago
Years	6.7	6.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
AAA 63.4%	AAA 61.8%
AA,A 28.5%	AA,A 28.1%
BBB 6.3%	BBB 8.1%
BB and Below 0.6%	BB and Below 0.2%
Not Rated 1.1%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (d)	$ 1,500,000	$ 1,503,675
Arizona - 1.4%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (d)	1,300,000	1,373,866
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,013,060
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,614,690
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	1,000,000	1,059,700
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	3,750,000	2,794,313
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/17 (AMBAC Insured)	1,000,000	1,079,880
		8,935,509
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,041,950
California - 12.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,089,250
California Gen. Oblig.:
5% 3/1/15	1,000,000	1,074,930
5% 8/1/20	6,600,000	7,061,868
5% 6/1/27 (AMBAC Insured)	600,000	632,052
5% 9/1/27	1,410,000	1,487,324
5% 9/1/31	1,500,000	1,577,535
5% 12/1/31 (MBIA Insured)	1,400,000	1,467,046
5% 9/1/32	1,600,000	1,681,456
5% 8/1/33	1,300,000	1,359,488
5% 9/1/33	1,800,000	1,891,638
5% 8/1/35	2,400,000	2,508,648
5% 9/1/35	3,600,000	3,780,468
5.125% 11/1/24	600,000	634,752
5.25% 2/1/15	1,200,000	1,293,768
5.25% 2/1/16	1,000,000	1,078,140
5.25% 2/1/24	1,000,000	1,062,730
5.25% 2/1/27 (MBIA Insured)	500,000	531,235
5.25% 2/1/28	1,200,000	1,272,552
5.25% 2/1/33	2,000,000	2,108,160
5.25% 12/1/33	2,300,000	2,478,572
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 4/1/34	$ 2,200,000	$ 2,365,924
5.5% 4/1/30	170,000	186,765
5.5% 11/1/33	5,400,000	5,865,696
5.625% 5/1/20	80,000	84,763
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,127,040
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,796,427
Series 2005 H, 5% 6/1/18	1,425,000	1,514,405
Series 2005 K, 5% 11/1/17	2,300,000	2,459,137
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	1,300,000	1,314,937
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	500,000	496,800
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	1,300,000	1,368,978
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	716,044
5% 1/15/16 (MBIA Insured)	400,000	417,792
5.75% 1/15/40	600,000	628,308
Golden State Tobacco Securitization Corp.:
Series A, 5% 6/1/45	6,650,000	6,882,817
Series A1, 5% 6/1/33	400,000	398,328
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,125,800
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,348,412
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	800,000	846,168
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured) (b)	1,000,000	1,082,440
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,049,140
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	1,000,000	1,044,080
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	568,700
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	$ 1,755,000	$ 1,916,811
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,163,300
Series K, 5% 5/15/18 (MBIA Insured) (b)	2,470,000	2,670,441
		82,511,065
Colorado - 2.4%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,937,496
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	4,565,000	2,376,904
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	922,634
(Volunteers of America Care Proj.) Series A:
5% 7/1/14	400,000	399,928
5.3% 7/1/37	300,000	300,015
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	252,923
5.625% 9/1/14	230,000	247,354
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,910,638
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	1,200,000	779,268
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (e)	1,200,000	1,298,712
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	1,905,449
		15,331,321
Connecticut - 0.5%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,351,809
District Of Columbia - 2.1%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (e)	10,000	10,018
Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	976,032
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series B:
5.25% 6/1/26 (FSA Insured)	$ 6,000,000	$ 6,138,840
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,566,303
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,079,660
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,588,950
		13,359,803
Florida - 2.2%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,057,920
Broward County School Board Series A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,078,440
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	649,632
Florida Board of Ed. Cap. Outlay Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,087,510
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,067,480
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 06G:
5% 11/15/16	100,000	106,069
5.125% 11/15/18	1,000,000	1,060,740
3.95%, tender 9/1/12 (c)	2,100,000	2,080,995
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series B, 5% 11/15/14	1,000,000	1,058,470
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,044,440
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	1,043,340
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (b)	2,000,000	2,107,060
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	531,275
		13,973,371
Georgia - 2.8%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,064,790
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	$ 2,400,000	$ 2,523,936
5% 11/1/43 (FSA Insured)	9,070,000	9,508,625
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,376,264
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	1,100,000	590,777
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,190,000	639,113
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	2,500,000	1,342,675
		18,046,180
Hawaii - 0.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (d)	1,300,000	1,500,096
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (d)	1,250,000	1,355,813
		2,855,909
Illinois - 11.2%
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	877,175
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,287,806
0% 1/1/24 (FGIC Insured)	6,110,000	2,929,989
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC Insured)	1,040,000	1,078,064
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,500,000	1,568,130
Series A:
5% 1/1/42 (AMBAC Insured)	1,700,000	1,753,669
5.25% 1/1/33 (MBIA Insured)	1,070,000	1,119,113
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (e)	30,000	31,839
5.5% 1/1/38 (MBIA Insured)	255,000	270,366
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (e)	10,000	10,698
5.5% 1/1/40 (FGIC Insured)	525,000	553,088
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (d)	300,000	303,543
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	900,000	918,675
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series A:
6.25% 1/1/09 (AMBAC Insured) (d)	$ 3,325,000	$ 3,397,585
Series B, 5% 1/1/26 (MBIA Insured) (d)	1,405,000	1,461,706
5.5% 1/1/09 (AMBAC Insured) (d)	570,000	585,054
5.5% 1/1/09 (Escrowed to Maturity) (d)(e)	680,000	698,183
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	163,593
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,400,000	1,497,790
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured) (b)	1,000,000	1,083,240
5.25% 11/15/26 (MBIA Insured)	300,000	323,571
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,150,765
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,491,742
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,595,985
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,810,000	2,799,968
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	2,900,000	1,428,279
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	900,000	933,642
Illinois Fin. Auth. Rev. (Newman Foundation Proj.) 5% 2/1/32	1,700,000	1,754,145
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (MBIA Insured)	1,000,000	1,062,900
Series 2006, 5.5% 1/1/31	1,000,000	1,200,460
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,045,270
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,046,600
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,172,650
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,218,482
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,070,980
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	1,500,000	1,665,840
Illinois Sales Tax Rev. 6% 6/15/20	600,000	636,972
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,175,360
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
0% 12/1/17 (AMBAC Insured)	1,000,000	642,920
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville: - continued
6.5% 1/1/20 (AMBAC Insured)	$ 1,100,000	$ 1,361,118
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	1,007,623
Lake County Forest Preservation District Series 2007 A, 3.939% 12/15/13 (b)(c)	1,000,000	1,000,000
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,980,531
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,601,224
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,633,169
0% 6/15/19 (MBIA Insured)	3,710,000	2,236,759
0% 6/15/22 (MBIA Insured)	1,100,000	577,357
0% 12/15/24 (MBIA Insured)	3,090,000	1,440,342
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	65,470
Quincy Hosp. Rev. 5% 11/15/18 (b)	1,000,000	1,042,410
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,681,797
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	736,340
		72,369,977
Indiana - 2.6%
Crown Point Multi-School Bldg. Corp. 5% 1/15/20 (FGIC Insured)	1,260,000	1,344,546
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,960,730
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	2,600,000	3,224,468
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,552,620
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (e)	1,500,000	1,623,570
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17 (AMBAC Insured)	1,000,000	655,840
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,065,000
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	$ 1,230,000	$ 818,762
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (d)	2,000,000	2,133,240
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,000,000	1,014,590
South Harrison School Bldg. Corp. Series A, 5.25% 1/15/25 (FSA Insured)	1,150,000	1,260,354
		16,653,720
Iowa - 0.9%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13 (b)	1,035,000	1,077,280
5.125% 6/1/39 (b)	500,000	507,255
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	4,000,000	4,237,400
		5,821,935
Kansas - 1.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	1,000,000	1,003,370
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	359,505
5.25% 11/15/16	955,000	1,023,445
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,620,915
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,442,126
5% 12/1/14 (MBIA Insured)	500,000	510,850
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,455,131
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,793,103
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,071,250
		11,279,695
Kentucky - 0.4%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	2,336,048
Louisiana - 0.4%
Louisiana Military Dept. 5% 8/1/14	1,730,000	1,808,975
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig. 0% 9/1/15 (AMBAC Insured)	$ 700,000	$ 486,388
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	442,445
		2,737,808
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	1,000,000	1,073,890
Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,665,000	1,795,436
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,015,000	1,094,515
		2,889,951
Massachusetts - 4.6%
Massachusetts Gen. Oblig.:
Series 2006 D, 5% 8/1/22	200,000	213,564
Series E:
5% 11/1/23 (AMBAC Insured)	5,100,000	5,457,969
5% 11/1/24 (AMBAC Insured)	600,000	640,656
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	500,250
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	763,296
0% 8/1/10	4,500,000	3,939,795
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	2,100,000	2,096,535
5% 8/15/23 (FSA Insured)	5,000,000	5,305,850
5% 8/15/30 (FSA Insured)	4,500,000	4,746,150
5% 8/15/37 (AMBAC Insured)	2,200,000	2,343,726
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,281
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,554,977
		29,573,049
Michigan - 1.6%
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	2,800,000	2,951,312
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,524,888
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan State Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	$ 2,000,000	$ 2,040,200
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,398,242
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,060,120
		9,974,762
Minnesota - 1.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,801,548
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,093,710
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	605,128
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,127,260
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,058,400
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,462,510
Series 2003 11, 5.25% 12/1/18	1,000,000	1,074,030
		9,222,586
Missouri - 0.4%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,072,782
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	1,700,000	1,808,732
		2,881,514
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	1,500,000	1,535,295
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,053,830
		2,589,125
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 4.098% 12/1/17 (c)	$ 1,100,000	$ 1,102,662
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,148,521
5% 2/1/46	2,000,000	2,072,780
		4,323,963
Nevada - 0.5%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,058,690
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,072,750
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,071,200
		3,202,640
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	1,000,000	985,580
New Jersey - 2.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	795,382
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,082,550
5.25% 3/1/23	2,000,000	2,149,800
5.25% 3/1/25	1,500,000	1,609,230
5.25% 3/1/26	915,000	980,999
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	900,000	953,352
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	452,648
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (e)	1,990,000	1,994,338
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (e)	3,500,000	3,744,020
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,400,000	1,588,888
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,103,210
		16,454,417
New Mexico - 1.0%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (d)	3,970,000	4,064,883
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - continued
Albuquerque Arpt. Rev.: - continued
6.75% 7/1/09 (AMBAC Insured) (d)	$ 450,000	$ 474,867
6.75% 7/1/11 (AMBAC Insured) (d)	1,805,000	1,982,522
		6,522,272
New York - 12.3%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/15 (FSA Insured) (b)	600,000	638,556
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (FSA Insured)	1,500,000	1,655,490
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,790,064
5.75% 5/1/21 (FSA Insured)	4,900,000	5,450,270
5.75% 5/1/25 (FSA Insured)	600,000	665,442
(City of Buffalo Proj.) Series 2003, 5.75% 5/1/21 (FSA Insured)	1,200,000	1,303,836
Hudson Yards Infrastructure Corp.:
4.5% 2/15/47 (MBIA Insured)	1,800,000	1,780,146
5% 2/15/47	3,100,000	3,251,404
Long Island Pwr. Auth. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,481,592
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	1,000,000	1,045,880
New York City Gen. Oblig.:
Series 2005 G:
5% 8/1/14	3,600,000	3,849,948
5% 8/1/15	1,000,000	1,073,940
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	643,272
Series J, 5.5% 6/1/19	880,000	953,524
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	655,000	662,709
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	1,000,000	1,061,160
5% 3/1/36 (MBIA Insured)	700,000	742,259
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (d)	1,000,000	1,013,930
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	525,065
Series 2005 D, 5% 6/15/37	400,000	420,116
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A, 5.125% 6/15/34 (MBIA Insured)	$ 2,000,000	$ 2,100,260
Series D, 5% 6/15/39	500,000	524,790
Series E, 5% 6/15/34	1,600,000	1,664,848
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,050,990
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,620,420
Series C, 7.5% 7/1/10	360,000	379,624
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,098,120
5% 7/1/14	1,000,000	1,035,200
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	888,914
4.875% 6/15/20	795,000	811,496
5% 6/15/15	305,000	312,384
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,600,000	1,740,320
New York Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,053,100
Series A, 6% 11/1/28 (a)	2,000,000	2,177,640
Series B:
5% 8/1/32	1,300,000	1,360,151
5.25% 2/1/29 (a)	2,000,000	2,101,640
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (e)	10,000	10,655
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,626,780
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (d)	2,700,000	2,815,425
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	1,155,000	1,222,279
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,065,710
5.25% 6/1/22 (AMBAC Insured)	950,000	1,011,370
5.5% 6/1/14	1,200,000	1,241,316
5.5% 6/1/16	4,700,000	4,921,511
Series C1:
5.5% 6/1/14	400,000	413,368
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/15	$ 1,700,000	$ 1,781,634
5.5% 6/1/16	1,000,000	1,061,300
5.5% 6/1/17	1,600,000	1,695,600
5.5% 6/1/18	1,800,000	1,931,454
5.5% 6/1/19	1,600,000	1,733,680
5.5% 6/1/21	5,000,000	5,398,150
5.5% 6/1/22	1,500,000	1,616,925
		79,475,657
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	500,000	510,985
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	1,400,000	1,581,412
		2,092,397
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,039,220
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,296,981
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	367,940
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,605,000	1,690,611
Series D, 6.7% 1/1/19	1,115,000	1,202,583
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,056,730
North Carolina Med. Care Cmnty. Health 5% 10/1/20	1,000,000	1,055,640
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,402,457
		9,112,162
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,271,758
Ohio - 0.2%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (d)	1,005,000	1,006,668
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	442,156
		1,448,824
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - 1.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	$ 1,000,000	$ 1,084,780
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,875,009
Oklahoma Inds. Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	906,338
6% 8/15/19 (MBIA Insured)	1,740,000	1,834,117
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,594,065
		7,294,309
Oregon - 0.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,838,874
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,147,030
		2,985,904
Pennsylvania - 3.2%
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,384,613
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,060,500
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,737,418
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,742,270
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	886,683
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,142,311
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (d)	2,000,000	2,147,960
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	500,000	502,415
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,249,697
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	629,586
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	537,185
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,692,800
		20,713,438
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.7%
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	$ 2,500,000	$ 2,631,450
Series C, 5.25% 1/1/15 (d)	1,000,000	1,063,400
5% 12/1/10	1,000,000	1,036,030
		4,730,880
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,087,670
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	4,000,000	4,463,680
		5,551,350
South Carolina - 1.5%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,966,450
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,062,460
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,081,757
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/16	1,000,000	1,042,300
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	1,000,000	1,138,230
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,000,000	1,075,570
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	583,466
		9,950,233
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,061,770
5% 12/15/15	1,500,000	1,603,845
5% 12/15/16	1,500,000	1,608,795
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,805,000	1,881,352
		6,155,762
Texas - 11.3%
Abilene Independent School District 5% 2/15/19	1,090,000	1,161,471
Aledo Independent School District Series A, 5.125% 2/15/33	1,000,000	1,055,370
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	$ 1,000,000	$ 1,059,850
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,047,566
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,588,185
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,107,330
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,073,961
Cypress-Fairbanks Independent School District Series A:
0% 2/15/14	3,200,000	2,436,352
0% 2/15/16	1,400,000	975,142
Dallas Area Rapid Transit Sales Tax Rev. 5% 12/1/36 (AMBAC Insured)	1,000,000	1,056,860
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5.25% 11/1/12 (MBIA Insured) (d)	1,000,000	1,063,140
Denton Independent School District 5% 8/15/33	1,600,000	1,657,680
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,344,038
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	1,000,000	1,065,560
Garland Independent School District 5.5% 2/15/19	2,500,000	2,609,075
Grand Prairie Independent School District 5.375% 2/15/16 (FSA Insured)	1,000,000	1,081,020
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,069,410
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,600,000	1,671,392
0% 10/1/17 (MBIA Insured)	2,500,000	1,626,800
0% 8/15/24 (MBIA Insured)	1,000,000	467,350
5.375% 8/15/23 (FSA Insured)	1,000,000	1,066,800
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,059,780
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (d)	1,000,000	1,071,670
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,460,858
Houston Independent School District 0% 8/15/13	1,300,000	1,011,738
Humble Independent School District:
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,955,376
0% 2/15/17	1,000,000	669,080
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	845,740
Kermit Independent School District 5.25% 12/15/32	700,000	759,591
Lamar Consolidated Independent School District 5% 2/15/20 (b)	1,000,000	1,074,380
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lewisville Independent School District 0% 8/15/19	$ 2,340,000	$ 1,390,919
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,100,000	1,184,557
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,070,280
Mansfield Independent School District:
5.375% 2/15/26	145,000	152,134
5.375% 2/15/26 (Pre-Refunded to 2/15/11 @ 100) (e)	855,000	905,077
5.5% 2/15/17	25,000	26,774
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,077,263
North Central Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,327,588
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,041,410
Northside Independent School District 5.5% 2/15/15	940,000	996,099
Northwest Texas Independent School District 5.5% 8/15/21	170,000	183,677
Pampa Independent School District 5% 8/15/36	1,000,000	1,057,620
Prosper Independent School District 5.125% 8/15/30	400,000	423,912
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	4,645,000	4,773,945
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,615,082
Spring Branch Independent School District 5.375% 2/1/18	345,000	363,530
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,715,000	3,995,963
0% 9/1/11 (Escrowed to Maturity) (e)	35,000	29,675
0% 9/1/15 (MBIA Insured)	1,100,000	784,531
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	640,000	656,787
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,100,000	4,394,052
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,090,288
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,033,780
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,070,710
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
White Settlement Independent School District 5.75% 8/15/34	$ 1,440,000	$ 1,559,563
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	37,013
		72,434,794
Utah - 0.3%
Intermountain Pwr. Agcy.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	385,626
6.5% 7/1/09 (Escrowed to Maturity) (e)	635,000	672,376
Series B, 5.75% 7/1/16 (MBIA Insured)	1,025,000	1,048,801
		2,106,803
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,078,830
Series 2000 A, 5.75% 12/1/18 (AMBAC Insured)	400,000	426,992
(Middlebury College Proj. Series 2006 A, 5% 10/31/46	1,000,000	1,050,120
		2,555,942
Washington - 7.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	652,610
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,273,654
Energy Northwest Elec. Rev. (#1 Proj.) Series 2006 A, 5% 7/1/15	1,000,000	1,076,210
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (d)	1,715,000	1,794,182
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (d)	1,950,000	2,051,517
King County Gen. Oblig. 5% 1/1/35 (FGIC Insured)	1,000,000	1,047,220
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,919,280
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (d)	3,000,000	3,088,590
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,074,070
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,070,860
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	$ 1,000,000	$ 1,100,910
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,048,370
Series B, 5% 7/1/28 (FSA Insured)	1,095,000	1,156,484
Series 2001 C, 5.25% 1/1/26 (FSA Insured)	1,000,000	1,047,680
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,051,220
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	723,000
Series S5, 0% 1/1/18 (FGIC Insured)	1,000,000	644,710
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,193,950
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,180,956
		45,195,473
Wisconsin - 1.3%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	835,000	892,557
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	358,738
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,710
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (e)	1,095,000	1,171,486
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,601,730
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,059,740
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (e)	1,500,000	1,644,090
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (e)	600,000	670,668
Series A, 5.375% 2/15/34	1,000,000	1,042,920
		8,511,639
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $626,639,769)	643,390,849
NET OTHER ASSETS - 0.1%	478,501
NET ASSETS - 100%	$ 643,869,350
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.2%
Health Care	11.3%
Electric Utilities	10.1%
Transportation	8.2%
Water & Sewer	8.4%
Special Tax	7.8%
Escrowed/Pre-Refunded	6.1%
Others* (individually less than 5%)	7.9%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $626,639,769)		$ 643,390,849
Cash		239,948
Receivable for investments sold		5,618,992
Receivable for fund shares sold		729,527
Interest receivable		9,437,360
Prepaid expenses		2,231
Receivable from investment adviser for expense reductions		583
Other receivables		55,123
Total assets		659,474,613

Liabilities
Payable for investments purchased Regular delivery	$ 700,000
Delayed delivery	12,308,405
Payable for fund shares redeemed	1,295,597
Distributions payable	677,811
Accrued management fee	197,087
Distribution fees payable	187,685
Other affiliated payables	212,763
Other payables and accrued expenses	25,915
Total liabilities		15,605,263

Net Assets		$ 643,869,350
Net Assets consist of:
Paid in capital		$ 623,404,477
Distributions in excess of net investment income		(185,640)
Accumulated undistributed net realized gain (loss) on investments		3,899,433
Net unrealized appreciation (depreciation) on investments		16,751,080
Net Assets		$ 643,869,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($147,080,136 ÷ 11,467,096 shares)	$ 12.83

Maximum offering price per share (100/96.00 of $12.83)	$ 13.36
Class T: Net Asset Value and redemption price per share ($302,173,128 ÷ 23,505,718 shares)	$ 12.86

Maximum offering price per share (100/96.00 of $12.86)	$ 13.40
Class B: Net Asset Value and offering price per share ($55,513,546 ÷ 4,338,198 shares)A	$ 12.80

Class C: Net Asset Value and offering price per share ($62,772,631 ÷ 4,885,385 shares)A	$ 12.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($76,329,909 ÷ 5,973,626 shares)	$ 12.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Interest		$ 14,399,351

Expenses
Management fee	$ 1,182,645
Transfer agent fees	347,053
Distribution fees	1,089,862
Accounting fees and expenses	77,463
Custodian fees and expenses	4,972
Independent trustees' compensation	991
Registration fees	56,637
Audit	28,274
Legal	2,382
Miscellaneous	2,379
Total expenses before reductions	2,792,658
Expense reductions	(107,612)	2,685,046
Net investment income		11,714,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,184,285
Change in net unrealized appreciation (depreciation) on investment securities		(8,014,491)
Net gain (loss)		(3,830,206)
Net increase (decrease) in net assets resulting from operations		$ 7,884,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,714,305	$ 25,252,552
Net realized gain (loss)	4,184,285	5,675,829
Change in net unrealized appreciation (depreciation)	(8,014,491)	4,279,338
Net increase (decrease) in net assets resulting from operations	7,884,099	35,207,719
Distributions to shareholders from net investment income	(11,688,040)	(25,274,196)
Distributions to shareholders from net realized gain	(4,708,165)	(8,244,683)
Total distributions	(16,396,205)	(33,518,879)
Share transactions - net increase (decrease)	8,579,562	(16,629,046)
Total increase (decrease) in net assets	67,456	(14,940,206)

Net Assets
Beginning of period	643,801,894	658,742,100
End of period (including distributions in excess of net investment income of $185,640 and distributions in excess of net investment income of $193,440, respectively)	$ 643,869,350	$ 643,801,894

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.97	$ 13.28	$ 13.00	$ 12.87	$ 12.70
Income from Investment Operations
Net investment income E	.246	.504	.521	.533	.539	.557
Net realized and unrealized gain (loss)	(.075)	.193	(.201)	.301	.137	.168
Total from investment operations	.171	.697	.320	.834	.676	.725
Distributions from net investment income	(.246)	(.505)	(.520)	(.532)	(.544)	(.555)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)	-
Total distributions	(.341)	(.667)	(.630)	(.554)	(.546)	(.555)
Net asset value, end of period	$ 12.83	$ 13.00	$ 12.97	$ 13.28	$ 13.00	$ 12.87
Total Return B, C, D	1.33%	5.56%	2.46%	6.56%	5.33%	5.88%
Ratios to Average Net Assets F
Expenses before reductions	.70% A	.68%	.69%	.69%	.68%	.69%
Expenses net of fee waivers, if any	.70% A	.68%	.69%	.69%	.68%	.69%
Expenses net of all reductions	.66% A	.63%	.67%	.69%	.68%	.67%
Net investment income	3.85% A	3.93%	3.96%	4.07%	4.15%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,080	$ 144,183	$ 123,844	$ 101,763	$ 87,406	$ 67,457
Portfolio turnover rate	33% A	26%	22%	17%	26%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 13.00	$ 13.31	$ 13.03	$ 12.89	$ 12.72
Income from Investment Operations
Net investment income E	.241	.493	.509	.522	.529	.546
Net realized and unrealized gain (loss)	(.066)	.181	(.202)	.299	.144	.166
Total from investment operations	.175	.674	.307	.821	.673	.712
Distributions from net investment income	(.240)	(.492)	(.507)	(.519)	(.531)	(.542)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)	-
Total distributions	(.335)	(.654)	(.617)	(.541)	(.533)	(.542)
Net asset value, end of period	$ 12.86	$ 13.02	$ 13.00	$ 13.31	$ 13.03	$ 12.89
Total Return B, C, D	1.36%	5.36%	2.35%	6.44%	5.30%	5.76%
Ratios to Average Net Assets F
Expenses before reductions	.79% A	.78%	.79%	.79%	.78%	.79%
Expenses net of fee waivers, if any	.79% A	.78%	.79%	.79%	.78%	.79%
Expenses net of all reductions	.75% A	.73%	.77%	.78%	.77%	.77%
Net investment income	3.76% A	3.83%	3.86%	3.97%	4.06%	4.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 302,173	$ 310,132	$ 318,973	$ 319,734	$ 340,542	$ 354,030
Portfolio turnover rate	33% A	26%	22%	17%	26%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.94	$ 13.25	$ 12.98	$ 12.85	$ 12.67
Income from Investment Operations
Net investment income E	.198	.407	.421	.435	.443	.462
Net realized and unrealized gain (loss)	(.075)	.193	(.200)	.291	.136	.178
Total from investment operations	.123	.600	.221	.726	.579	.640
Distributions from net investment income	(.198)	(.408)	(.421)	(.434)	(.447)	(.460)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)	-
Total distributions	(.293)	(.570)	(.531)	(.456)	(.449)	(.460)
Net asset value, end of period	$ 12.80	$ 12.97	$ 12.94	$ 13.25	$ 12.98	$ 12.85
Total Return B, C, D	.95%	4.78%	1.70%	5.70%	4.56%	5.19%
Ratios to Average Net Assets F
Expenses before reductions	1.45% A	1.44%	1.45%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.45% A	1.44%	1.45%	1.44%	1.43%	1.44%
Expenses net of all reductions	1.42% A	1.39%	1.42%	1.44%	1.42%	1.41%
Net investment income	3.10% A	3.17%	3.21%	3.32%	3.41%	3.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,514	$ 65,114	$ 82,084	$ 97,487	$ 110,853	$ 109,986
Portfolio turnover rate	33% A	26%	22%	17%	26%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.99	$ 13.30	$ 13.02	$ 12.89	$ 12.71
Income from Investment Operations
Net investment income E	.193	.396	.410	.423	.430	.451
Net realized and unrealized gain (loss)	(.076)	.192	(.202)	.300	.135	.176
Total from investment operations	.117	.588	.208	.723	.565	.627
Distributions from net investment income	(.192)	(.396)	(.408)	(.421)	(.433)	(.447)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)	-
Total distributions	(.287)	(.558)	(.518)	(.443)	(.435)	(.447)
Net asset value, end of period	$ 12.85	$ 13.02	$ 12.99	$ 13.30	$ 13.02	$ 12.89
Total Return B, C, D	.90%	4.66%	1.59%	5.65%	4.44%	5.06%
Ratios to Average Net Assets F
Expenses before reductions	1.54% A	1.53%	1.54%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.54%	1.54%	1.53%	1.53%
Expenses net of all reductions	1.51% A	1.48%	1.52%	1.54%	1.52%	1.51%
Net investment income	3.01% A	3.08%	3.11%	3.22%	3.31%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,773	$ 62,799	$ 63,984	$ 58,984	$ 59,423	$ 52,019
Portfolio turnover rate	33% A	26%	22%	17%	26%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 12.92	$ 13.24	$ 12.96	$ 12.83	$ 12.66
Income from Investment Operations
Net investment income D	.255	.520	.540	.551	.556	.573
Net realized and unrealized gain (loss)	(.074)	.196	(.208)	.304	.139	.170
Total from investment operations	.181	.716	.332	.855	.695	.743
Distributions from net investment income	(.256)	(.524)	(.542)	(.553)	(.563)	(.573)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)	-
Total distributions	(.351)	(.686)	(.652)	(.575)	(.565)	(.573)
Net asset value, end of period	$ 12.78	$ 12.95	$ 12.92	$ 13.24	$ 12.96	$ 12.83
Total Return B, C	1.41%	5.73%	2.56%	6.75%	5.50%	6.05%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.54%	.53%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.54% A	.54%	.53%	.54%	.54%	.55%
Expenses net of all reductions	.51% A	.49%	.51%	.53%	.53%	.52%
Net investment income	4.01% A	4.07%	4.13%	4.23%	4.30%	4.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,330	$ 61,573	$ 69,857	$ 44,164	$ 44,960	$ 31,703
Portfolio turnover rate	33% A	26%	22%	17%	26%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,046,264
Unrealized depreciation	(963,043)
Net unrealized appreciation (depreciation)	$ 17,083,221
Cost for federal income tax purposes	$ 626,307,628

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $113,579,800 and $105,119,294, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 121,348	$ 5,299
Class T	0%	.25%	382,922	6,847
Class B	.65%	.25%	271,301	197,053
Class C	.75%	.25%	314,291	52,295
			$ 1,089,862	$ 261,494

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,804
Class T	14,939
Class B*	71,483
Class C*	1,914
$ 110,140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 74,595.10
Class T	164,439.11
Class B	35,144.12
Class C	33,837.11
Institutional Class	39,038.12
	$ 347,053

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $791 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.50% -1.45%*	$ 429
Class C	1.60% -1.55%*	154
		$ 583

* Expense limitation in effect at period end.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $4,972 and $77,463, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4,707
Class T	12,542
Class B	2,103
Class C	1,890
Institutional Class	2,181
$ 23,423

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 2,774,086	$ 5,475,285
Class T	5,696,729	12,053,776
Class B	929,754	2,316,388
Class C	933,105	1,936,779
Institutional Class	1,354,366	3,491,968
Total	$ 11,688,040	$ 25,274,196
From net realized gain
Class A	$ 1,058,491	$ 1,555,692
Class T	2,260,434	3,978,415
Class B	465,204	1,007,878
Class C	456,116	788,459
Institutional Class	467,920	914,239
Total	$ 4,708,165	$ 8,244,683

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,710,769	4,948,217	$ 22,043,467	$ 63,420,086
Reinvestment of distributions	199,218	371,154	2,572,303	4,767,130
Shares redeemed	(1,537,015)	(3,774,302)	(19,797,118)	(48,584,463)
Net increase (decrease)	372,972	1,545,069	$ 4,818,652	$ 19,602,753
Class T
Shares sold	1,206,834	3,432,677	$ 15,592,700	$ 44,171,647
Reinvestment of distributions	463,157	936,819	5,993,867	12,055,637
Shares redeemed	(1,974,978)	(5,102,497)	(25,505,213)	(65,624,444)
Net increase (decrease)	(304,987)	(733,001)	$ (3,918,646)	$ (9,397,160)
Class B
Shares sold	124,824	401,486	$ 1,604,564	$ 5,146,784
Reinvestment of distributions	63,743	154,058	821,807	1,974,082
Shares redeemed	(871,964)	(1,876,847)	(11,213,336)	(24,024,161)
Net increase (decrease)	(683,397)	(1,321,303)	$ (8,786,965)	$ (16,903,295)
Class C
Shares sold	446,090	1,151,475	$ 5,763,499	$ 14,821,030
Reinvestment of distributions	72,488	139,244	938,223	1,791,102
Shares redeemed	(456,958)	(1,392,566)	(5,897,472)	(17,907,457)
Net increase (decrease)	61,620	(101,847)	$ 804,250	$ (1,295,325)
Institutional Class
Shares sold	1,933,156	5,188,827	$ 24,833,525	$ 66,328,861
Reinvestment of distributions	49,161	115,403	632,009	1,473,273
Shares redeemed	(764,053)	(5,953,881)	(9,803,263)	(76,438,153)
Net increase (decrease)	1,218,264	(649,651)	$ 15,662,271	$ (8,636,019)

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HIM-USAN-0607
1.784901.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -

Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,013.30	$ 3.49**
Hypothetical A	$ 1,000.00	$ 1,021.32	$ 3.51**
Class T
Actual	$ 1,000.00	$ 1,013.60	$ 3.94
Hypothetical A	$ 1,000.00	$ 1,020.88	$ 3.96
Class B
Actual	$ 1,000.00	$ 1,009.50	$ 7.22
Hypothetical A	$ 1,000.00	$ 1,017.60	$ 7.25
	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class C
Actual	$ 1,000.00	$ 1,009.00	$ 7.67
Hypothetical A	$ 1,000.00	$ 1,017.16	$ 7.70
Institutional Class
Actual	$ 1,000.00	$ 1,014.10	$ 2.70
Hypothetical A	$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.70%**
Class T	.79%
Class B	1.45%
Class C	1.54%
Institutional Class	.54%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the entire period, the annualized expense ratio would have been .78% and the expenses paid in the actual and hypothetical examples above would have been $3.89 and $3.91, respectively.

Semiannual Report

Investment Changes

Top Five States as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
California	12.8	11.2
New York	12.3	12.0
Texas	11.3	13.2
Illinois	11.2	10.5
Washington	7.0	7.1
Top Five Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.2	37.8
Health Care	11.3	11.0
Electric Utilities	10.1	9.2
Transportation	8.2	8.9
Water & Sewer	8.4	7.4
Average Years to Maturity as of April 30, 2007
		6 months ago
Years	15.8	15.2
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of April 30, 2007
6 months ago
Years	6.7	6.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2007	As of October 31, 2006
AAA 63.4%	AAA 61.8%
AA,A 28.5%	AA,A 28.1%
BBB 6.3%	BBB 8.1%
BB and Below 0.6%	BB and Below 0.2%
Not Rated 1.1%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (d)	$ 1,500,000	$ 1,503,675
Arizona - 1.4%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (d)	1,300,000	1,373,866
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,013,060
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,614,690
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	1,000,000	1,059,700
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	3,750,000	2,794,313
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/17 (AMBAC Insured)	1,000,000	1,079,880
		8,935,509
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,041,950
California - 12.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,089,250
California Gen. Oblig.:
5% 3/1/15	1,000,000	1,074,930
5% 8/1/20	6,600,000	7,061,868
5% 6/1/27 (AMBAC Insured)	600,000	632,052
5% 9/1/27	1,410,000	1,487,324
5% 9/1/31	1,500,000	1,577,535
5% 12/1/31 (MBIA Insured)	1,400,000	1,467,046
5% 9/1/32	1,600,000	1,681,456
5% 8/1/33	1,300,000	1,359,488
5% 9/1/33	1,800,000	1,891,638
5% 8/1/35	2,400,000	2,508,648
5% 9/1/35	3,600,000	3,780,468
5.125% 11/1/24	600,000	634,752
5.25% 2/1/15	1,200,000	1,293,768
5.25% 2/1/16	1,000,000	1,078,140
5.25% 2/1/24	1,000,000	1,062,730
5.25% 2/1/27 (MBIA Insured)	500,000	531,235
5.25% 2/1/28	1,200,000	1,272,552
5.25% 2/1/33	2,000,000	2,108,160
5.25% 12/1/33	2,300,000	2,478,572
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 4/1/34	$ 2,200,000	$ 2,365,924
5.5% 4/1/30	170,000	186,765
5.5% 11/1/33	5,400,000	5,865,696
5.625% 5/1/20	80,000	84,763
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	2,127,040
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,796,427
Series 2005 H, 5% 6/1/18	1,425,000	1,514,405
Series 2005 K, 5% 11/1/17	2,300,000	2,459,137
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	1,300,000	1,314,937
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	500,000	496,800
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	1,300,000	1,368,978
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	716,044
5% 1/15/16 (MBIA Insured)	400,000	417,792
5.75% 1/15/40	600,000	628,308
Golden State Tobacco Securitization Corp.:
Series A, 5% 6/1/45	6,650,000	6,882,817
Series A1, 5% 6/1/33	400,000	398,328
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,125,800
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,348,412
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	800,000	846,168
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured) (b)	1,000,000	1,082,440
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,049,140
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	1,000,000	1,044,080
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	568,700
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	$ 1,755,000	$ 1,916,811
5.5% 5/15/20 (AMBAC Insured)	2,000,000	2,163,300
Series K, 5% 5/15/18 (MBIA Insured) (b)	2,470,000	2,670,441
		82,511,065
Colorado - 2.4%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,937,496
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	4,565,000	2,376,904
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	922,634
(Volunteers of America Care Proj.) Series A:
5% 7/1/14	400,000	399,928
5.3% 7/1/37	300,000	300,015
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	252,923
5.625% 9/1/14	230,000	247,354
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,910,638
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	1,200,000	779,268
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (e)	1,200,000	1,298,712
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	1,905,449
		15,331,321
Connecticut - 0.5%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,351,809
District Of Columbia - 2.1%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (e)	10,000	10,018
Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	976,032
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series B:
5.25% 6/1/26 (FSA Insured)	$ 6,000,000	$ 6,138,840
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,566,303
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,079,660
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,588,950
		13,359,803
Florida - 2.2%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,057,920
Broward County School Board Series A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,078,440
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	649,632
Florida Board of Ed. Cap. Outlay Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,087,510
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,067,480
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 06G:
5% 11/15/16	100,000	106,069
5.125% 11/15/18	1,000,000	1,060,740
3.95%, tender 9/1/12 (c)	2,100,000	2,080,995
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series B, 5% 11/15/14	1,000,000	1,058,470
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,044,440
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	1,043,340
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (b)	2,000,000	2,107,060
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	531,275
		13,973,371
Georgia - 2.8%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,064,790
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	$ 2,400,000	$ 2,523,936
5% 11/1/43 (FSA Insured)	9,070,000	9,508,625
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,376,264
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	1,100,000	590,777
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,190,000	639,113
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	2,500,000	1,342,675
		18,046,180
Hawaii - 0.4%
Hawaii Arpt. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (d)	1,300,000	1,500,096
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (d)	1,250,000	1,355,813
		2,855,909
Illinois - 11.2%
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	877,175
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,287,806
0% 1/1/24 (FGIC Insured)	6,110,000	2,929,989
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC Insured)	1,040,000	1,078,064
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,500,000	1,568,130
Series A:
5% 1/1/42 (AMBAC Insured)	1,700,000	1,753,669
5.25% 1/1/33 (MBIA Insured)	1,070,000	1,119,113
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (e)	30,000	31,839
5.5% 1/1/38 (MBIA Insured)	255,000	270,366
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (e)	10,000	10,698
5.5% 1/1/40 (FGIC Insured)	525,000	553,088
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (d)	300,000	303,543
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	900,000	918,675
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series A:
6.25% 1/1/09 (AMBAC Insured) (d)	$ 3,325,000	$ 3,397,585
Series B, 5% 1/1/26 (MBIA Insured) (d)	1,405,000	1,461,706
5.5% 1/1/09 (AMBAC Insured) (d)	570,000	585,054
5.5% 1/1/09 (Escrowed to Maturity) (d)(e)	680,000	698,183
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	163,593
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,400,000	1,497,790
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured) (b)	1,000,000	1,083,240
5.25% 11/15/26 (MBIA Insured)	300,000	323,571
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,150,765
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,491,742
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,595,985
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,810,000	2,799,968
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	2,900,000	1,428,279
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	900,000	933,642
Illinois Fin. Auth. Rev. (Newman Foundation Proj.) 5% 2/1/32	1,700,000	1,754,145
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (MBIA Insured)	1,000,000	1,062,900
Series 2006, 5.5% 1/1/31	1,000,000	1,200,460
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,045,270
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,046,600
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,172,650
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,218,482
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,070,980
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	1,500,000	1,665,840
Illinois Sales Tax Rev. 6% 6/15/20	600,000	636,972
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,175,360
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
0% 12/1/17 (AMBAC Insured)	1,000,000	642,920
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville: - continued
6.5% 1/1/20 (AMBAC Insured)	$ 1,100,000	$ 1,361,118
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	1,007,623
Lake County Forest Preservation District Series 2007 A, 3.939% 12/15/13 (b)(c)	1,000,000	1,000,000
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,980,531
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,601,224
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,633,169
0% 6/15/19 (MBIA Insured)	3,710,000	2,236,759
0% 6/15/22 (MBIA Insured)	1,100,000	577,357
0% 12/15/24 (MBIA Insured)	3,090,000	1,440,342
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	65,470
Quincy Hosp. Rev. 5% 11/15/18 (b)	1,000,000	1,042,410
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,681,797
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	736,340
		72,369,977
Indiana - 2.6%
Crown Point Multi-School Bldg. Corp. 5% 1/15/20 (FGIC Insured)	1,260,000	1,344,546
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,960,730
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	2,600,000	3,224,468
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,552,620
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (e)	1,500,000	1,623,570
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17 (AMBAC Insured)	1,000,000	655,840
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,065,000
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	$ 1,230,000	$ 818,762
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (d)	2,000,000	2,133,240
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,000,000	1,014,590
South Harrison School Bldg. Corp. Series A, 5.25% 1/15/25 (FSA Insured)	1,150,000	1,260,354
		16,653,720
Iowa - 0.9%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13 (b)	1,035,000	1,077,280
5.125% 6/1/39 (b)	500,000	507,255
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	4,000,000	4,237,400
		5,821,935
Kansas - 1.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	1,000,000	1,003,370
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	359,505
5.25% 11/15/16	955,000	1,023,445
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,620,915
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,442,126
5% 12/1/14 (MBIA Insured)	500,000	510,850
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,455,131
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,793,103
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,071,250
		11,279,695
Kentucky - 0.4%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	2,336,048
Louisiana - 0.4%
Louisiana Military Dept. 5% 8/1/14	1,730,000	1,808,975
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig. 0% 9/1/15 (AMBAC Insured)	$ 700,000	$ 486,388
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	442,445
		2,737,808
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. 5.25% 7/1/30 (FSA Insured)	1,000,000	1,073,890
Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,665,000	1,795,436
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,015,000	1,094,515
		2,889,951
Massachusetts - 4.6%
Massachusetts Gen. Oblig.:
Series 2006 D, 5% 8/1/22	200,000	213,564
Series E:
5% 11/1/23 (AMBAC Insured)	5,100,000	5,457,969
5% 11/1/24 (AMBAC Insured)	600,000	640,656
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	500,250
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	763,296
0% 8/1/10	4,500,000	3,939,795
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	2,100,000	2,096,535
5% 8/15/23 (FSA Insured)	5,000,000	5,305,850
5% 8/15/30 (FSA Insured)	4,500,000	4,746,150
5% 8/15/37 (AMBAC Insured)	2,200,000	2,343,726
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,281
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,554,977
		29,573,049
Michigan - 1.6%
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	2,800,000	2,951,312
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,524,888
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan State Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	$ 2,000,000	$ 2,040,200
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,398,242
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,060,120
		9,974,762
Minnesota - 1.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,801,548
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,093,710
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	605,128
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,127,260
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,058,400
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,462,510
Series 2003 11, 5.25% 12/1/18	1,000,000	1,074,030
		9,222,586
Missouri - 0.4%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,072,782
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	1,700,000	1,808,732
		2,881,514
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	1,500,000	1,535,295
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,053,830
		2,589,125
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.7%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 4.098% 12/1/17 (c)	$ 1,100,000	$ 1,102,662
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,148,521
5% 2/1/46	2,000,000	2,072,780
		4,323,963
Nevada - 0.5%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,058,690
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,072,750
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,071,200
		3,202,640
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	1,000,000	985,580
New Jersey - 2.6%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	795,382
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,082,550
5.25% 3/1/23	2,000,000	2,149,800
5.25% 3/1/25	1,500,000	1,609,230
5.25% 3/1/26	915,000	980,999
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	900,000	953,352
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	452,648
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (e)	1,990,000	1,994,338
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (e)	3,500,000	3,744,020
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,400,000	1,588,888
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,103,210
		16,454,417
New Mexico - 1.0%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (d)	3,970,000	4,064,883
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - continued
Albuquerque Arpt. Rev.: - continued
6.75% 7/1/09 (AMBAC Insured) (d)	$ 450,000	$ 474,867
6.75% 7/1/11 (AMBAC Insured) (d)	1,805,000	1,982,522
		6,522,272
New York - 12.3%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/15 (FSA Insured) (b)	600,000	638,556
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (FSA Insured)	1,500,000	1,655,490
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,790,064
5.75% 5/1/21 (FSA Insured)	4,900,000	5,450,270
5.75% 5/1/25 (FSA Insured)	600,000	665,442
(City of Buffalo Proj.) Series 2003, 5.75% 5/1/21 (FSA Insured)	1,200,000	1,303,836
Hudson Yards Infrastructure Corp.:
4.5% 2/15/47 (MBIA Insured)	1,800,000	1,780,146
5% 2/15/47	3,100,000	3,251,404
Long Island Pwr. Auth. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,481,592
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	1,000,000	1,045,880
New York City Gen. Oblig.:
Series 2005 G:
5% 8/1/14	3,600,000	3,849,948
5% 8/1/15	1,000,000	1,073,940
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	643,272
Series J, 5.5% 6/1/19	880,000	953,524
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	655,000	662,709
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	1,000,000	1,061,160
5% 3/1/36 (MBIA Insured)	700,000	742,259
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (d)	1,000,000	1,013,930
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	525,065
Series 2005 D, 5% 6/15/37	400,000	420,116
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series A, 5.125% 6/15/34 (MBIA Insured)	$ 2,000,000	$ 2,100,260
Series D, 5% 6/15/39	500,000	524,790
Series E, 5% 6/15/34	1,600,000	1,664,848
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,050,990
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,620,420
Series C, 7.5% 7/1/10	360,000	379,624
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,098,120
5% 7/1/14	1,000,000	1,035,200
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	870,000	888,914
4.875% 6/15/20	795,000	811,496
5% 6/15/15	305,000	312,384
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,600,000	1,740,320
New York Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,053,100
Series A, 6% 11/1/28 (a)	2,000,000	2,177,640
Series B:
5% 8/1/32	1,300,000	1,360,151
5.25% 2/1/29 (a)	2,000,000	2,101,640
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (e)	10,000	10,655
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,626,780
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (d)	2,700,000	2,815,425
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	1,155,000	1,222,279
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,065,710
5.25% 6/1/22 (AMBAC Insured)	950,000	1,011,370
5.5% 6/1/14	1,200,000	1,241,316
5.5% 6/1/16	4,700,000	4,921,511
Series C1:
5.5% 6/1/14	400,000	413,368
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/15	$ 1,700,000	$ 1,781,634
5.5% 6/1/16	1,000,000	1,061,300
5.5% 6/1/17	1,600,000	1,695,600
5.5% 6/1/18	1,800,000	1,931,454
5.5% 6/1/19	1,600,000	1,733,680
5.5% 6/1/21	5,000,000	5,398,150
5.5% 6/1/22	1,500,000	1,616,925
		79,475,657
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	500,000	510,985
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	1,400,000	1,581,412
		2,092,397
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,039,220
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,296,981
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	367,940
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,605,000	1,690,611
Series D, 6.7% 1/1/19	1,115,000	1,202,583
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,056,730
North Carolina Med. Care Cmnty. Health 5% 10/1/20	1,000,000	1,055,640
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,402,457
		9,112,162
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,271,758
Ohio - 0.2%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (d)	1,005,000	1,006,668
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	442,156
		1,448,824
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - 1.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	$ 1,000,000	$ 1,084,780
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,875,009
Oklahoma Inds. Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	906,338
6% 8/15/19 (MBIA Insured)	1,740,000	1,834,117
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,594,065
		7,294,309
Oregon - 0.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,838,874
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,147,030
		2,985,904
Pennsylvania - 3.2%
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,384,613
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,060,500
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,737,418
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,742,270
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	886,683
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,142,311
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (d)	2,000,000	2,147,960
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	500,000	502,415
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,249,697
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	629,586
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	537,185
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,692,800
		20,713,438
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.7%
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	$ 2,500,000	$ 2,631,450
Series C, 5.25% 1/1/15 (d)	1,000,000	1,063,400
5% 12/1/10	1,000,000	1,036,030
		4,730,880
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,087,670
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	4,000,000	4,463,680
		5,551,350
South Carolina - 1.5%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	3,966,450
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,062,460
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,081,757
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/16	1,000,000	1,042,300
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	1,000,000	1,138,230
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,000,000	1,075,570
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	583,466
		9,950,233
Tennessee - 1.0%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,061,770
5% 12/15/15	1,500,000	1,603,845
5% 12/15/16	1,500,000	1,608,795
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,805,000	1,881,352
		6,155,762
Texas - 11.3%
Abilene Independent School District 5% 2/15/19	1,090,000	1,161,471
Aledo Independent School District Series A, 5.125% 2/15/33	1,000,000	1,055,370
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	$ 1,000,000	$ 1,059,850
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,047,566
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,588,185
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,107,330
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,073,961
Cypress-Fairbanks Independent School District Series A:
0% 2/15/14	3,200,000	2,436,352
0% 2/15/16	1,400,000	975,142
Dallas Area Rapid Transit Sales Tax Rev. 5% 12/1/36 (AMBAC Insured)	1,000,000	1,056,860
Dallas Fort Worth Int'l. Arpt. Rev. Series A, 5.25% 11/1/12 (MBIA Insured) (d)	1,000,000	1,063,140
Denton Independent School District 5% 8/15/33	1,600,000	1,657,680
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,344,038
Fort Worth Wtr. & Swr. Rev. 5% 2/15/16 (FSA Insured)	1,000,000	1,065,560
Garland Independent School District 5.5% 2/15/19	2,500,000	2,609,075
Grand Prairie Independent School District 5.375% 2/15/16 (FSA Insured)	1,000,000	1,081,020
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,069,410
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,600,000	1,671,392
0% 10/1/17 (MBIA Insured)	2,500,000	1,626,800
0% 8/15/24 (MBIA Insured)	1,000,000	467,350
5.375% 8/15/23 (FSA Insured)	1,000,000	1,066,800
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,059,780
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (d)	1,000,000	1,071,670
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,460,858
Houston Independent School District 0% 8/15/13	1,300,000	1,011,738
Humble Independent School District:
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,955,376
0% 2/15/17	1,000,000	669,080
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	845,740
Kermit Independent School District 5.25% 12/15/32	700,000	759,591
Lamar Consolidated Independent School District 5% 2/15/20 (b)	1,000,000	1,074,380
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lewisville Independent School District 0% 8/15/19	$ 2,340,000	$ 1,390,919
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,100,000	1,184,557
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,070,280
Mansfield Independent School District:
5.375% 2/15/26	145,000	152,134
5.375% 2/15/26 (Pre-Refunded to 2/15/11 @ 100) (e)	855,000	905,077
5.5% 2/15/17	25,000	26,774
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,077,263
North Central Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,327,588
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,041,410
Northside Independent School District 5.5% 2/15/15	940,000	996,099
Northwest Texas Independent School District 5.5% 8/15/21	170,000	183,677
Pampa Independent School District 5% 8/15/36	1,000,000	1,057,620
Prosper Independent School District 5.125% 8/15/30	400,000	423,912
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	4,645,000	4,773,945
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,615,082
Spring Branch Independent School District 5.375% 2/1/18	345,000	363,530
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,715,000	3,995,963
0% 9/1/11 (Escrowed to Maturity) (e)	35,000	29,675
0% 9/1/15 (MBIA Insured)	1,100,000	784,531
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	640,000	656,787
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,100,000	4,394,052
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,090,288
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,033,780
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,070,710
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
White Settlement Independent School District 5.75% 8/15/34	$ 1,440,000	$ 1,559,563
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	37,013
		72,434,794
Utah - 0.3%
Intermountain Pwr. Agcy.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	385,626
6.5% 7/1/09 (Escrowed to Maturity) (e)	635,000	672,376
Series B, 5.75% 7/1/16 (MBIA Insured)	1,025,000	1,048,801
		2,106,803
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,078,830
Series 2000 A, 5.75% 12/1/18 (AMBAC Insured)	400,000	426,992
(Middlebury College Proj. Series 2006 A, 5% 10/31/46	1,000,000	1,050,120
		2,555,942
Washington - 7.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	652,610
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,273,654
Energy Northwest Elec. Rev. (#1 Proj.) Series 2006 A, 5% 7/1/15	1,000,000	1,076,210
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (d)	1,715,000	1,794,182
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (d)	1,950,000	2,051,517
King County Gen. Oblig. 5% 1/1/35 (FGIC Insured)	1,000,000	1,047,220
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,919,280
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (d)	3,000,000	3,088,590
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,074,070
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,070,860
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	$ 1,000,000	$ 1,100,910
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,048,370
Series B, 5% 7/1/28 (FSA Insured)	1,095,000	1,156,484
Series 2001 C, 5.25% 1/1/26 (FSA Insured)	1,000,000	1,047,680
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,051,220
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	723,000
Series S5, 0% 1/1/18 (FGIC Insured)	1,000,000	644,710
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,193,950
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,180,956
		45,195,473
Wisconsin - 1.3%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	835,000	892,557
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	358,738
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,710
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (e)	1,095,000	1,171,486
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,601,730
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,059,740
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (e)	1,500,000	1,644,090
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (e)	600,000	670,668
Series A, 5.375% 2/15/34	1,000,000	1,042,920
		8,511,639
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $626,639,769)	643,390,849
NET OTHER ASSETS - 0.1%	478,501
NET ASSETS - 100%	$ 643,869,350
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	40.2%
Health Care	11.3%
Electric Utilities	10.1%
Transportation	8.2%
Water & Sewer	8.4%
Special Tax	7.8%
Escrowed/Pre-Refunded	6.1%
Others* (individually less than 5%)	7.9%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $626,639,769)		$ 643,390,849
Cash		239,948
Receivable for investments sold		5,618,992
Receivable for fund shares sold		729,527
Interest receivable		9,437,360
Prepaid expenses		2,231
Receivable from investment adviser for expense reductions		583
Other receivables		55,123
Total assets		659,474,613

Liabilities
Payable for investments purchased Regular delivery	$ 700,000
Delayed delivery	12,308,405
Payable for fund shares redeemed	1,295,597
Distributions payable	677,811
Accrued management fee	197,087
Distribution fees payable	187,685
Other affiliated payables	212,763
Other payables and accrued expenses	25,915
Total liabilities		15,605,263

Net Assets		$ 643,869,350
Net Assets consist of:
Paid in capital		$ 623,404,477
Distributions in excess of net investment income		(185,640)
Accumulated undistributed net realized gain (loss) on investments		3,899,433
Net unrealized appreciation (depreciation) on investments		16,751,080
Net Assets		$ 643,869,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($147,080,136 ÷ 11,467,096 shares)	$ 12.83

Maximum offering price per share (100/96.00 of $12.83)	$ 13.36
Class T: Net Asset Value and redemption price per share ($302,173,128 ÷ 23,505,718 shares)	$ 12.86

Maximum offering price per share (100/96.00 of $12.86)	$ 13.40
Class B: Net Asset Value and offering price per share ($55,513,546 ÷ 4,338,198 shares)A	$ 12.80

Class C: Net Asset Value and offering price per share ($62,772,631 ÷ 4,885,385 shares)A	$ 12.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($76,329,909 ÷ 5,973,626 shares)	$ 12.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Interest		$ 14,399,351

Expenses
Management fee	$ 1,182,645
Transfer agent fees	347,053
Distribution fees	1,089,862
Accounting fees and expenses	77,463
Custodian fees and expenses	4,972
Independent trustees' compensation	991
Registration fees	56,637
Audit	28,274
Legal	2,382
Miscellaneous	2,379
Total expenses before reductions	2,792,658
Expense reductions	(107,612)	2,685,046
Net investment income		11,714,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,184,285
Change in net unrealized appreciation (depreciation) on investment securities		(8,014,491)
Net gain (loss)		(3,830,206)
Net increase (decrease) in net assets resulting from operations		$ 7,884,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,714,305	$ 25,252,552
Net realized gain (loss)	4,184,285	5,675,829
Change in net unrealized appreciation (depreciation)	(8,014,491)	4,279,338
Net increase (decrease) in net assets resulting from operations	7,884,099	35,207,719
Distributions to shareholders from net investment income	(11,688,040)	(25,274,196)
Distributions to shareholders from net realized gain	(4,708,165)	(8,244,683)
Total distributions	(16,396,205)	(33,518,879)
Share transactions - net increase (decrease)	8,579,562	(16,629,046)
Total increase (decrease) in net assets	67,456	(14,940,206)

Net Assets
Beginning of period	643,801,894	658,742,100
End of period (including distributions in excess of net investment income of $185,640 and distributions in excess of net investment income of $193,440, respectively)	$ 643,869,350	$ 643,801,894

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.97	$ 13.28	$ 13.00	$ 12.87	$ 12.70
Income from Investment Operations
Net investment income E	.246	.504	.521	.533	.539	.557
Net realized and unrealized gain (loss)	(.075)	.193	(.201)	.301	.137	.168
Total from investment operations	.171	.697	.320	.834	.676	.725
Distributions from net investment income	(.246)	(.505)	(.520)	(.532)	(.544)	(.555)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)	-
Total distributions	(.341)	(.667)	(.630)	(.554)	(.546)	(.555)
Net asset value, end of period	$ 12.83	$ 13.00	$ 12.97	$ 13.28	$ 13.00	$ 12.87
Total Return B, C, D	1.33%	5.56%	2.46%	6.56%	5.33%	5.88%
Ratios to Average Net Assets F
Expenses before reductions	.70% A	.68%	.69%	.69%	.68%	.69%
Expenses net of fee waivers, if any	.70% A	.68%	.69%	.69%	.68%	.69%
Expenses net of all reductions	.66% A	.63%	.67%	.69%	.68%	.67%
Net investment income	3.85% A	3.93%	3.96%	4.07%	4.15%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,080	$ 144,183	$ 123,844	$ 101,763	$ 87,406	$ 67,457
Portfolio turnover rate	33% A	26%	22%	17%	26%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 13.00	$ 13.31	$ 13.03	$ 12.89	$ 12.72
Income from Investment Operations
Net investment income E	.241	.493	.509	.522	.529	.546
Net realized and unrealized gain (loss)	(.066)	.181	(.202)	.299	.144	.166
Total from investment operations	.175	.674	.307	.821	.673	.712
Distributions from net investment income	(.240)	(.492)	(.507)	(.519)	(.531)	(.542)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)	-
Total distributions	(.335)	(.654)	(.617)	(.541)	(.533)	(.542)
Net asset value, end of period	$ 12.86	$ 13.02	$ 13.00	$ 13.31	$ 13.03	$ 12.89
Total Return B, C, D	1.36%	5.36%	2.35%	6.44%	5.30%	5.76%
Ratios to Average Net Assets F
Expenses before reductions	.79% A	.78%	.79%	.79%	.78%	.79%
Expenses net of fee waivers, if any	.79% A	.78%	.79%	.79%	.78%	.79%
Expenses net of all reductions	.75% A	.73%	.77%	.78%	.77%	.77%
Net investment income	3.76% A	3.83%	3.86%	3.97%	4.06%	4.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 302,173	$ 310,132	$ 318,973	$ 319,734	$ 340,542	$ 354,030
Portfolio turnover rate	33% A	26%	22%	17%	26%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.94	$ 13.25	$ 12.98	$ 12.85	$ 12.67
Income from Investment Operations
Net investment income E	.198	.407	.421	.435	.443	.462
Net realized and unrealized gain (loss)	(.075)	.193	(.200)	.291	.136	.178
Total from investment operations	.123	.600	.221	.726	.579	.640
Distributions from net investment income	(.198)	(.408)	(.421)	(.434)	(.447)	(.460)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)	-
Total distributions	(.293)	(.570)	(.531)	(.456)	(.449)	(.460)
Net asset value, end of period	$ 12.80	$ 12.97	$ 12.94	$ 13.25	$ 12.98	$ 12.85
Total Return B, C, D	.95%	4.78%	1.70%	5.70%	4.56%	5.19%
Ratios to Average Net Assets F
Expenses before reductions	1.45% A	1.44%	1.45%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.45% A	1.44%	1.45%	1.44%	1.43%	1.44%
Expenses net of all reductions	1.42% A	1.39%	1.42%	1.44%	1.42%	1.41%
Net investment income	3.10% A	3.17%	3.21%	3.32%	3.41%	3.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,514	$ 65,114	$ 82,084	$ 97,487	$ 110,853	$ 109,986
Portfolio turnover rate	33% A	26%	22%	17%	26%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.99	$ 13.30	$ 13.02	$ 12.89	$ 12.71
Income from Investment Operations
Net investment income E	.193	.396	.410	.423	.430	.451
Net realized and unrealized gain (loss)	(.076)	.192	(.202)	.300	.135	.176
Total from investment operations	.117	.588	.208	.723	.565	.627
Distributions from net investment income	(.192)	(.396)	(.408)	(.421)	(.433)	(.447)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)	-
Total distributions	(.287)	(.558)	(.518)	(.443)	(.435)	(.447)
Net asset value, end of period	$ 12.85	$ 13.02	$ 12.99	$ 13.30	$ 13.02	$ 12.89
Total Return B, C, D	.90%	4.66%	1.59%	5.65%	4.44%	5.06%
Ratios to Average Net Assets F
Expenses before reductions	1.54% A	1.53%	1.54%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.54% A	1.53%	1.54%	1.54%	1.53%	1.53%
Expenses net of all reductions	1.51% A	1.48%	1.52%	1.54%	1.52%	1.51%
Net investment income	3.01% A	3.08%	3.11%	3.22%	3.31%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,773	$ 62,799	$ 63,984	$ 58,984	$ 59,423	$ 52,019
Portfolio turnover rate	33% A	26%	22%	17%	26%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 12.92	$ 13.24	$ 12.96	$ 12.83	$ 12.66
Income from Investment Operations
Net investment income D	.255	.520	.540	.551	.556	.573
Net realized and unrealized gain (loss)	(.074)	.196	(.208)	.304	.139	.170
Total from investment operations	.181	.716	.332	.855	.695	.743
Distributions from net investment income	(.256)	(.524)	(.542)	(.553)	(.563)	(.573)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)	-
Total distributions	(.351)	(.686)	(.652)	(.575)	(.565)	(.573)
Net asset value, end of period	$ 12.78	$ 12.95	$ 12.92	$ 13.24	$ 12.96	$ 12.83
Total Return B, C	1.41%	5.73%	2.56%	6.75%	5.50%	6.05%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.54%	.53%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.54% A	.54%	.53%	.54%	.54%	.55%
Expenses net of all reductions	.51% A	.49%	.51%	.53%	.53%	.52%
Net investment income	4.01% A	4.07%	4.13%	4.23%	4.30%	4.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,330	$ 61,573	$ 69,857	$ 44,164	$ 44,960	$ 31,703
Portfolio turnover rate	33% A	26%	22%	17%	26%	20%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,046,264
Unrealized depreciation	(963,043)
Net unrealized appreciation (depreciation)	$ 17,083,221
Cost for federal income tax purposes	$ 626,307,628

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $113,579,800 and $105,119,294, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 121,348	$ 5,299
Class T	0%	.25%	382,922	6,847
Class B	.65%	.25%	271,301	197,053
Class C	.75%	.25%	314,291	52,295
			$ 1,089,862	$ 261,494

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,804
Class T	14,939
Class B*	71,483
Class C*	1,914
$ 110,140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 74,595.10
Class T	164,439.11
Class B	35,144.12
Class C	33,837.11
Institutional Class	39,038.12
	$ 347,053

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $791 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.50% -1.45%*	$ 429
Class C	1.60% -1.55%*	154
		$ 583

* Expense limitation in effect at period end.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $4,972 and $77,463, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 4,707
Class T	12,542
Class B	2,103
Class C	1,890
Institutional Class	2,181
$ 23,423

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 2,774,086	$ 5,475,285
Class T	5,696,729	12,053,776
Class B	929,754	2,316,388
Class C	933,105	1,936,779
Institutional Class	1,354,366	3,491,968
Total	$ 11,688,040	$ 25,274,196
From net realized gain
Class A	$ 1,058,491	$ 1,555,692
Class T	2,260,434	3,978,415
Class B	465,204	1,007,878
Class C	456,116	788,459
Institutional Class	467,920	914,239
Total	$ 4,708,165	$ 8,244,683

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,710,769	4,948,217	$ 22,043,467	$ 63,420,086
Reinvestment of distributions	199,218	371,154	2,572,303	4,767,130
Shares redeemed	(1,537,015)	(3,774,302)	(19,797,118)	(48,584,463)
Net increase (decrease)	372,972	1,545,069	$ 4,818,652	$ 19,602,753
Class T
Shares sold	1,206,834	3,432,677	$ 15,592,700	$ 44,171,647
Reinvestment of distributions	463,157	936,819	5,993,867	12,055,637
Shares redeemed	(1,974,978)	(5,102,497)	(25,505,213)	(65,624,444)
Net increase (decrease)	(304,987)	(733,001)	$ (3,918,646)	$ (9,397,160)
Class B
Shares sold	124,824	401,486	$ 1,604,564	$ 5,146,784
Reinvestment of distributions	63,743	154,058	821,807	1,974,082
Shares redeemed	(871,964)	(1,876,847)	(11,213,336)	(24,024,161)
Net increase (decrease)	(683,397)	(1,321,303)	$ (8,786,965)	$ (16,903,295)
Class C
Shares sold	446,090	1,151,475	$ 5,763,499	$ 14,821,030
Reinvestment of distributions	72,488	139,244	938,223	1,791,102
Shares redeemed	(456,958)	(1,392,566)	(5,897,472)	(17,907,457)
Net increase (decrease)	61,620	(101,847)	$ 804,250	$ (1,295,325)
Institutional Class
Shares sold	1,933,156	5,188,827	$ 24,833,525	$ 66,328,861
Reinvestment of distributions	49,161	115,403	632,009	1,473,273
Shares redeemed	(764,053)	(5,953,881)	(9,803,263)	(76,438,153)
Net increase (decrease)	1,218,264	(649,651)	$ 15,662,271	$ (8,636,019)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HIMI-USAN-0607
1.784902.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Value Fund. It is expected that fund shareholders will be asked to vote on the new management contract at a shareholder meeting on or about May 21, 2008. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Russell Midcap® Value Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information will be contained in the proxy statement, which is expected to be available after March 17, 2008.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,133.30	$ 6.61
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26
Class T
Actual	$ 1,000.00	$ 1,131.90	$ 7.93
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class B
Actual	$ 1,000.00	$ 1,129.20	$ 10.56
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,129.00	$ 10.56
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class
Actual	$ 1,000.00	$ 1,135.30	$ 5.24
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.99%

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Baxter International, Inc.	1.4	2.0
Xerox Corp.	1.3	1.5
Owens-Illinois, Inc.	1.2	0.9
Tyco International Ltd.	1.1	1.3
Avon Products, Inc.	1.1	1.1
AT&T, Inc.	1.0	0.5
National Oilwell Varco, Inc.	1.0	0.7
The Brink's Co.	0.9	0.6
Agilent Technologies, Inc.	0.9	1.0
The Stanley Works	0.9	0.7
	10.8
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.4	18.6
Information Technology	17.3	19.4
Financials	14.8	14.1
Energy	9.4	6.8
Industrials	9.2	8.1
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Stocks 96.3%		Stocks 96.3%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	9.4%	** Foreign investments	10.2%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.2%
Gentex Corp.	18,151	$ 323,088
Automobiles - 1.1%
Monaco Coach Corp.	5,500	84,315
Nissan Motor Co. Ltd.	22,702	228,836
Renault SA	7,555	986,830
Winnebago Industries, Inc. (d)	19,102	612,410
		1,912,391
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	800	37,840
H&R Block, Inc.	20,400	461,244
Service Corp. International	14,100	171,315
		670,399
Hotels, Restaurants & Leisure - 3.2%
Aristocrat Leisure Ltd.	17,047	235,001
Brinker International, Inc.	28,630	890,393
Carnival Corp. unit	23,500	1,148,915
Gaylord Entertainment Co. (a)	6,900	378,120
OSI Restaurant Partners, Inc.	17,950	714,590
Rare Hospitality International, Inc. (a)	12,696	369,708
Royal Caribbean Cruises Ltd.	34,360	1,428,345
WMS Industries, Inc. (a)	12,000	478,320
		5,643,392
Household Durables - 3.4%
Beazer Homes USA, Inc.	1,300	43,394
Black & Decker Corp.	9,690	879,077
Ethan Allen Interiors, Inc.	16,400	578,920
Jarden Corp. (a)	12,300	518,322
La-Z-Boy, Inc.	12,800	149,632
Leggett & Platt, Inc.	42,600	1,001,952
Sealy Corp., Inc. (d)	24,700	421,135
The Stanley Works (d)	25,760	1,501,293
Whirlpool Corp.	8,700	922,461
		6,016,186
Leisure Equipment & Products - 1.6%
Brunswick Corp.	40,930	1,340,867
Eastman Kodak Co. (d)	57,520	1,432,823
Polaris Industries, Inc. (d)	2,700	136,431
		2,910,121
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.1%
Cinemark Holdings, Inc.	4,300	$ 81,270
E.W. Scripps Co. Class A	9,840	426,072
Gannett Co., Inc.	18,700	1,067,022
Getty Images, Inc. (a)	19,347	1,006,044
Live Nation, Inc. (a)	14,262	289,376
Martha Stewart Living Omnimedia, Inc. Class A (d)	3,230	61,402
Omnicom Group, Inc.	5,400	565,434
R.H. Donnelley Corp.	13,800	1,077,642
Regal Entertainment Group Class A	19,900	432,825
The New York Times Co. Class A	13,600	318,240
Valassis Communications, Inc. (a)	12,220	234,135
		5,559,462
Multiline Retail - 0.9%
Family Dollar Stores, Inc.	31,900	1,015,696
Retail Ventures, Inc. (a)	9,359	190,736
Sears Holdings Corp. (a)	1,300	248,183
Tuesday Morning Corp.	8,020	111,959
		1,566,574
Specialty Retail - 3.7%
AnnTaylor Stores Corp. (a)	2,100	80,808
AutoNation, Inc. (a)	6,402	130,857
AutoZone, Inc. (a)	1,700	226,168
Best Buy Co., Inc.	6,000	279,900
Coldwater Creek, Inc. (a)	4,900	101,430
Gap, Inc.	49,400	886,730
Group 1 Automotive, Inc.	8,253	338,373
Hot Topic, Inc. (a)	13,000	146,770
OfficeMax, Inc.	22,400	1,102,528
PETsMART, Inc.	30,600	1,015,614
RadioShack Corp.	7,200	209,304
Select Comfort Corp. (a)(d)	14,848	275,282
Tiffany & Co., Inc.	21,800	1,039,642
Williams-Sonoma, Inc.	23,500	827,670
		6,661,076
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	30,140	1,347,861
TOTAL CONSUMER DISCRETIONARY		32,610,550
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.8%
Beverages - 0.5%
Cott Corp. (a)	29,400	$ 475,475
SABMiller PLC	13,900	330,729
		806,204
Food & Staples Retailing - 1.0%
Kroger Co.	6,100	180,011
Rite Aid Corp. (d)	39,500	242,530
Safeway, Inc.	7,820	283,866
Sysco Corp.	28,100	919,994
Winn-Dixie Stores, Inc. (a)(d)	9,757	169,284
		1,795,685
Food Products - 1.1%
Bunge Ltd.	6,600	500,016
Chiquita Brands International, Inc. (d)	9,373	139,002
Corn Products International, Inc.	10,200	406,164
Leroy Seafood Group ASA	5,000	106,735
Marine Harvest ASA (a)	96,000	103,918
Tyson Foods, Inc. Class A	37,200	779,712
		2,035,547
Household Products - 0.6%
Central Garden & Pet Co.	8,000	118,480
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,863	98,278
Colgate-Palmolive Co.	12,900	873,846
		1,090,604
Personal Products - 1.1%
Avon Products, Inc.	48,500	1,930,300
Prestige Brands Holdings, Inc. (a)	3,175	41,307
		1,971,607
Tobacco - 0.5%
Altria Group, Inc.	9,900	682,308
British American Tobacco PLC	6,630	206,392
		888,700
TOTAL CONSUMER STAPLES		8,588,347
ENERGY - 9.4%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	7,500	602,925
Cameron International Corp. (a)	14,700	949,179
ENSCO International, Inc.	7,970	449,349
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc. (a)	14,630	$ 1,036,974
GlobalSantaFe Corp.	7,700	492,261
Halliburton Co.	20,300	644,931
Hanover Compressor Co. (a)	20,600	445,578
Hornbeck Offshore Services, Inc. (a)	1,200	37,956
Key Energy Services, Inc. (a)	27,150	506,348
National Oilwell Varco, Inc. (a)	20,680	1,754,698
Noble Corp.	5,890	495,997
Pride International, Inc. (a)	5,890	193,251
Smith International, Inc.	24,700	1,295,268
Superior Energy Services, Inc. (a)	10,500	381,465
Transocean, Inc. (a)	6,630	571,506
Weatherford International Ltd. (a)	14,520	762,155
		10,619,841
Oil, Gas & Consumable Fuels - 3.5%
Arch Coal, Inc.	17,730	639,521
Cabot Oil & Gas Corp.	17,600	640,992
Cheniere Energy Partners LP	3,500	73,955
EOG Resources, Inc.	6,900	506,736
EXCO Resources, Inc.	11,200	188,048
Foundation Coal Holdings, Inc.	19,600	772,044
Noble Energy, Inc.	4,800	282,288
Petroplus Holdings AG	1,991	164,838
Suncor Energy, Inc.	7,000	561,627
Ultra Petroleum Corp. (a)	10,400	589,888
Valero Energy Corp.	21,080	1,480,448
Williams Companies, Inc.	9,200	271,400
		6,171,785
TOTAL ENERGY		16,791,626
FINANCIALS - 14.7%
Capital Markets - 0.8%
Ares Capital Corp.	10,500	188,580
Janus Capital Group, Inc.	2,500	62,550
Legg Mason, Inc.	1,600	158,704
Merrill Lynch & Co., Inc.	5,500	496,265
State Street Corp.	3,200	220,384
TD Ameritrade Holding Corp. (d)	17,852	304,377
		1,430,860
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.7%
Appalachian Bancshares, Inc. (a)	500	$ 9,575
Boston Private Financial Holdings, Inc.	6,105	169,780
Colonial Bancgroup, Inc.	4,000	96,240
Commerce Bancorp, Inc.	14,300	478,192
Popular, Inc. (d)	7,200	121,032
UCBH Holdings, Inc.	15,334	275,399
UnionBanCal Corp.	8,246	506,964
Wachovia Corp.	16,750	930,295
Zions Bancorp	6,400	523,520
		3,110,997
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	3,300	56,562
Capital One Financial Corp.	14,800	1,099,048
Cash America International, Inc.	5,718	246,789
		1,402,399
Diversified Financial Services - 0.8%
Bank of America Corp.	17,968	914,571
JPMorgan Chase & Co.	8,800	458,480
		1,373,051
Insurance - 3.5%
AFLAC, Inc.	16,050	824,007
AMBAC Financial Group, Inc. (d)	9,860	905,148
Genworth Financial, Inc. Class A (non-vtg.)	6,300	229,887
Marsh & McLennan Companies, Inc.	34,069	1,082,031
MBIA, Inc.	15,690	1,091,396
MetLife, Inc.	5,160	339,012
Montpelier Re Holdings Ltd.	3,400	62,084
Prudential Financial, Inc.	5,500	522,500
The Travelers Companies, Inc.	13,830	748,203
Willis Group Holdings Ltd.	12,400	508,648
		6,312,916
Real Estate Investment Trusts - 4.4%
Alexandria Real Estate Equities, Inc.	3,300	349,305
American Financial Realty Trust (SBI)	15,200	161,120
Annaly Capital Management, Inc.	15,600	248,196
BRE Properties, Inc. Class A	4,500	270,180
Developers Diversified Realty Corp.	8,800	572,880
Duke Realty LP	17,590	758,305
Education Realty Trust, Inc.	7,100	101,104
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential (SBI)	8,200	$ 380,726
General Growth Properties, Inc.	20,419	1,303,753
GMH Communities Trust	7,700	77,308
Health Care Property Investors, Inc.	17,900	633,481
Highwoods Properties, Inc. (SBI)	2,400	97,872
Kimco Realty Corp.	11,100	533,577
Public Storage, Inc.	7,200	671,904
Simon Property Group, Inc.	2,500	288,200
UDR, Inc.	15,200	456,608
Vornado Realty Trust	8,420	998,865
		7,903,384
Thrifts & Mortgage Finance - 2.7%
BankUnited Financial Corp. Class A	800	17,320
Countrywide Financial Corp.	19,360	717,869
Fannie Mae	23,440	1,381,085
Freddie Mac	19,970	1,293,657
Hudson City Bancorp, Inc.	34,100	454,212
New York Community Bancorp, Inc. (d)	11,600	202,536
People's United Financial, Inc.	15,160	301,836
Radian Group, Inc.	6,200	360,282
		4,728,797
TOTAL FINANCIALS		26,262,404
HEALTH CARE - 8.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	11,620	745,307
Cephalon, Inc. (a)	8,100	644,841
Molecular Insight Pharmaceuticals, Inc. (d)	1,800	21,276
		1,411,424
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	45,164	2,557,633
Becton, Dickinson & Co.	8,070	635,028
Wright Medical Group, Inc. (a)	12,200	288,164
		3,480,825
Health Care Providers & Services - 3.7%
Brookdale Senior Living, Inc.	8,000	363,280
Community Health Systems, Inc. (a)	26,010	957,168
DaVita, Inc. (a)	12,100	660,781
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Net, Inc. (a)	13,600	$ 735,216
Humana, Inc. (a)	3,921	247,964
McKesson Corp.	19,400	1,141,302
Medco Health Solutions, Inc. (a)	11,300	881,626
Triad Hospitals, Inc. (a)	7,870	418,212
Universal Health Services, Inc. Class B	18,670	1,133,642
		6,539,191
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	11,200	530,432
Pharmaceuticals - 1.5%
Alpharma, Inc. Class A	27,130	659,259
Schering-Plough Corp.	41,190	1,306,959
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,900	685,749
		2,651,967
TOTAL HEALTH CARE		14,613,839
INDUSTRIALS - 9.2%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	8,340	451,861
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	14,900	1,049,407
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	1,020	47,603
Southwest Airlines Co.	10,400	149,240
		196,843
Building Products - 0.6%
Masco Corp.	40,870	1,112,073
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)	3,097	73,709
Allied Waste Industries, Inc.	104,338	1,394,999
Cintas Corp.	21,900	820,593
Equifax, Inc.	6,600	262,680
Navigant Consulting, Inc. (a)	1,300	24,934
The Brink's Co.	24,936	1,583,436
		4,160,351
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.9%
Fluor Corp.	13,470	$ 1,288,001
Washington Group International, Inc. (a)	3,253	217,691
		1,505,692
Industrial Conglomerates - 1.1%
Tyco International Ltd.	61,550	2,008,377
Machinery - 1.8%
Albany International Corp. Class A	4,050	155,115
Briggs & Stratton Corp. (d)	20,900	620,103
Bucyrus International, Inc. Class A	2,500	156,850
Deere & Co.	9,300	1,017,420
Illinois Tool Works, Inc.	20,600	1,056,986
Wabash National Corp.	10,163	158,136
		3,164,610
Road & Rail - 1.3%
Canadian National Railway Co.	7,110	356,237
Con-way, Inc.	12,000	655,560
CSX Corp.	1,700	73,389
Laidlaw International, Inc.	35,725	1,223,581
Ryder System, Inc.	800	42,112
		2,350,879
Trading Companies & Distributors - 0.0%
Williams Scotsman International, Inc. (a)	2,200	48,466
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. Trust	8,227	350,306
TOTAL INDUSTRIALS		16,398,865
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.9%
Alcatel-Lucent SA sponsored ADR	65,710	870,658
Andrew Corp. (a)	24,000	262,080
Avocent Corp. (a)	10,776	301,836
Dycom Industries, Inc. (a)	20,330	526,750
Motorola, Inc.	47,650	825,775
Nortel Networks Corp. (a)	18,270	416,791
Powerwave Technologies, Inc. (a)(d)	27,275	169,923
		3,373,813
Computers & Peripherals - 2.6%
Diebold, Inc.	5,400	257,418
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	1,700	$ 25,806
Imation Corp.	5,374	198,354
Intermec, Inc. (a)(d)	47,103	1,051,810
NCR Corp. (a)	9,200	463,680
Network Appliance, Inc. (a)	9,700	360,937
QLogic Corp. (a)	17,125	306,195
SanDisk Corp. (a)	8,000	347,600
Seagate Technology	52,860	1,170,849
Sun Microsystems, Inc. (a)	41,400	216,108
Western Digital Corp. (a)	9,950	175,916
		4,574,673
Electronic Equipment & Instruments - 4.6%
Agilent Technologies, Inc. (a)	45,600	1,567,272
Arrow Electronics, Inc. (a)	23,680	935,834
Avnet, Inc. (a)	36,420	1,489,578
CDW Corp.	10,300	741,703
Flextronics International Ltd. (a)	130,870	1,459,201
Ingram Micro, Inc. Class A (a)	18,400	361,008
Itron, Inc. (a)	800	53,872
Jabil Circuit, Inc.	27,700	645,410
Molex, Inc.	27,700	827,676
Solectron Corp. (a)	14,790	49,547
		8,131,101
Internet Software & Services - 1.0%
Open Text Corp. (a)	1,900	43,499
ValueClick, Inc. (a)	13,900	397,540
VeriSign, Inc. (a)	15,602	426,715
Yahoo!, Inc. (a)	35,900	1,006,636
		1,874,390
IT Services - 0.6%
Hewitt Associates, Inc. Class A (a)	6,700	199,325
Satyam Computer Services Ltd. sponsored ADR	13,100	325,928
The Western Union Co.	11,400	239,970
Unisys Corp. (a)	42,870	336,101
		1,101,324
Office Electronics - 1.3%
Xerox Corp. (a)	125,270	2,317,495
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	44,100	609,462
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc. (a)	8,300	$ 116,117
Applied Materials, Inc.	42,900	824,538
ASML Holding NV (NY Shares) (a)	37,100	1,010,975
Atmel Corp. (a)	37,400	198,968
Fairchild Semiconductor International, Inc. (a)	67,390	1,186,064
Integrated Device Technology, Inc. (a)	30,000	449,400
Intersil Corp. Class A	31,800	947,322
LSI Logic Corp. (a)	27,300	232,050
Maxim Integrated Products, Inc.	13,100	415,532
MKS Instruments, Inc. (a)	13,352	359,836
National Semiconductor Corp.	56,500	1,485,950
Standard Microsystems Corp. (a)	5,850	187,551
		8,023,765
Software - 0.8%
Fair, Isaac & Co., Inc.	12,479	445,625
Parametric Technology Corp. (a)	10,400	184,808
Quest Software, Inc. (a)	14,600	248,346
Symantec Corp. (a)	35,299	621,262
		1,500,041
TOTAL INFORMATION TECHNOLOGY		30,896,602
MATERIALS - 4.1%
Chemicals - 1.8%
Akzo Nobel NV	1,700	135,320
Arkema sponsored ADR (a)	1,500	89,925
Celanese Corp. Class A	17,875	592,914
Chemtura Corp.	87,404	964,066
Cytec Industries, Inc.	14,300	785,070
Georgia Gulf Corp.	3,300	52,701
H.B. Fuller Co.	12,100	309,397
Lubrizol Corp.	4,900	293,706
OMNOVA Solutions, Inc. (a)	4,392	23,102
		3,246,201
Containers & Packaging - 1.2%
Owens-Illinois, Inc.	72,781	2,189,980
Metals & Mining - 1.1%
Alcan, Inc.	11,350	668,279
Alcoa, Inc.	19,470	690,990
Compass Minerals International, Inc.	9,047	310,674
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Magma OJSC sponsored GDR (a)(e)	5,400	$ 68,310
Titanium Metals Corp.	4,000	138,120
		1,876,373
TOTAL MATERIALS		7,312,554
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	47,000	1,819,840
CenturyTel, Inc.	160	7,368
Citizens Communications Co.	13,330	207,548
FairPoint Communications, Inc.	3,300	61,908
NTELOS Holding Corp.	6,540	131,716
Telenor ASA sponsored ADR	6,100	343,247
Verizon Communications, Inc.	17,240	658,223
		3,229,850
Wireless Telecommunication Services - 1.1%
ALLTEL Corp.	5,600	351,064
Crown Castle International Corp. (a)	6,200	212,908
Dobson Communications Corp. Class A	35,700	325,227
MTN Group Ltd.	9,100	134,046
Sprint Nextel Corp.	47,200	945,416
		1,968,661
TOTAL TELECOMMUNICATION SERVICES		5,198,511
UTILITIES - 7.3%
Electric Utilities - 4.0%
Allegheny Energy, Inc. (a)	16,000	855,360
American Electric Power Co., Inc.	18,400	924,048
DPL, Inc.	22,600	708,510
Edison International	16,960	887,856
Entergy Corp.	11,470	1,297,716
FirstEnergy Corp.	13,500	923,940
FPL Group, Inc.	10,400	669,448
PPL Corp.	16,320	711,715
Reliant Energy, Inc. (a)	5,500	122,485
		7,101,078
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.7%
Energen Corp.	9,575	$ 536,679
Equitable Resources, Inc.	13,401	696,986
		1,233,665
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	20,230	444,858
Constellation Energy Group, Inc.	11,700	1,042,704
NRG Energy, Inc. (d)	11,300	892,248
TXU Corp.	16,780	1,100,432
		3,480,242
Multi-Utilities - 0.7%
CMS Energy Corp.	17,100	316,692
Public Service Enterprise Group, Inc.	10,900	942,305
		1,258,997
TOTAL UTILITIES		13,073,982
TOTAL COMMON STOCKS (Cost $145,406,118)		171,747,280
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	5,170	204,215
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	1,300	68,900
TOTAL PREFERRED STOCKS (Cost $260,117)		273,115
Corporate Bonds - 0.1%
	Principal Amount	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 100,000	$ 112,370
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	10,000	10,500
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. 6.375% 12/1/11	30,000	28,125
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	20,000	19,550
TOTAL NONCONVERTIBLE BONDS		58,175
TOTAL CORPORATE BONDS (Cost $157,378)		170,545
Money Market Funds - 9.0%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	7,062,473	7,062,473
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	9,048,525	9,048,525
TOTAL MONEY MARKET FUNDS (Cost $16,110,998)		16,110,998
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $161,934,611)		188,301,938
NET OTHER ASSETS - (5.5)%		(9,736,438)
NET ASSETS - 100%		$ 178,565,500
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,310 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 174,763
Fidelity Securities Lending Cash Central Fund	11,403
Total	$ 186,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,678,623) - See accompanying schedule: Unaffiliated issuers (cost $145,823,613)	$ 172,190,940
Fidelity Central Funds (cost $16,110,998)	16,110,998
Total Investments (cost $161,934,611)		$ 188,301,938
Cash		18,929
Receivable for investments sold		551,420
Receivable for fund shares sold		585,956
Dividends receivable		98,773
Interest receivable		3,136
Distributions receivable from Fidelity Central Funds		31,010
Prepaid expenses		367
Other receivables		2,897
Total assets		189,594,426

Liabilities
Payable for investments purchased	$ 1,418,088
Payable for fund shares redeemed	322,920
Accrued management fee	81,389
Distribution fees payable	71,486
Other affiliated payables	46,981
Other payables and accrued expenses	39,537
Collateral on securities loaned, at value	9,048,525
Total liabilities		11,028,926

Net Assets		$ 178,565,500
Net Assets consist of:
Paid in capital		$ 146,717,439
Accumulated net investment loss		(58,505)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,539,269
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,367,297
Net Assets		$ 178,565,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($67,162,158 ÷ 4,127,065 shares)	$ 16.27

Maximum offering price per share (100/94.25 of $16.27)	$ 17.26
Class T: Net Asset Value and redemption price per share ($55,388,135 ÷ 3,416,261 shares)	$ 16.21

Maximum offering price per share (100/96.50 of $16.21)	$ 16.80
Class B: Net Asset Value and offering price per share ($16,368,019 ÷ 1,017,159 shares)A	$ 16.09

Class C: Net Asset Value and offering price per share ($26,687,697 ÷ 1,661,467 shares)A	$ 16.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,959,491 ÷ 792,746 shares)	$ 16.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 900,261
Interest		3,955
Income from Fidelity Central Funds		186,166
Total income		1,090,382

Expenses
Management fee	$ 431,971
Transfer agent fees	228,292
Distribution fees	385,993
Accounting and security lending fees	30,980
Custodian fees and expenses	35,414
Independent trustees' compensation	217
Registration fees	54,802
Audit	25,506
Legal	1,022
Miscellaneous	579
Total expenses before reductions	1,194,776
Expense reductions	(44,844)	1,149,932
Net investment income (loss)		(59,550)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,705,710
Foreign currency transactions	213
Total net realized gain (loss)		5,705,923
Change in net unrealized appreciation (depreciation) on: Investment securities	13,346,078
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		13,346,064
Net gain (loss)		19,051,987
Net increase (decrease) in net assets resulting from operations		$ 18,992,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (59,550)	$ (53,610)
Net realized gain (loss)	5,705,923	4,077,931
Change in net unrealized appreciation (depreciation)	13,346,064	10,142,197
Net increase (decrease) in net assets resulting from operations	18,992,437	14,166,518
Distributions to shareholders from net realized gain	(3,620,550)	(1,071,267)
Share transactions - net increase (decrease)	31,658,963	56,605,448
Total increase (decrease) in net assets	47,030,850	69,700,699

Net Assets
Beginning of period	131,534,650	61,833,951
End of period (including accumulated net investment loss of $58,505 and undistributed net investment income of $1,045, respectively)	$ 178,565,500	$ 131,534,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 12.72	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.03	.01	(.02) H
Net realized and unrealized gain (loss)	1.92	2.25	1.64	1.12
Total from investment operations	1.93	2.28	1.65	1.10
Distributions from net realized gain	(.43)	(.23)	(.03)	-
Net asset value, end of period	$ 16.27	$ 14.77	$ 12.72	$ 11.10
Total Return B,C,D	13.33%	18.11%	14.84%	11.00%
Ratios to Average Net Assets F,J
Expenses before reductions	1.30% A	1.35%	1.62%	4.33% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.27%	1.50% A
Expenses net of all reductions	1.24% A	1.24%	1.26%	1.48% A
Net investment income (loss)	.17% A	.24%	.04%	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,162	$ 47,960	$ 15,657	$ 2,543
Portfolio turnover rate G	46% A	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 12.67	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	(.03)	(.04) H
Net realized and unrealized gain (loss)	1.91	2.23	1.64	1.12
Total from investment operations	1.90	2.23	1.61	1.08
Distributions from net realized gain	(.39)	(.20)	(.02)	-
Net asset value, end of period	$ 16.21	$ 14.70	$ 12.67	$ 11.08
Total Return B,C,D	13.19%	17.78%	14.54%	10.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54% A	1.59%	1.86%	4.29% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.53%	1.75% A
Expenses net of all reductions	1.49% A	1.49%	1.52%	1.73% A
Net investment income (loss)	(.08)% A	(.01)%	(.21)%	(.42)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,388	$ 43,716	$ 22,938	$ 5,581
Portfolio turnover rate G	46% A	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.57	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.09)	(.08)H
Net realized and unrealized gain (loss)	1.89	2.22	1.64	1.11
Total from investment operations	1.85	2.15	1.55	1.03
Distributions from net realized gain	(.33)	(.15)	(.01)	-
Net asset value, end of period	$ 16.09	$ 14.57	$ 12.57	$ 11.03
Total ReturnB,C,D	12.92%	17.21%	14.01%	10.30%
Ratios to Average Net AssetsF,J
Expenses before reductions	2.07% A	2.15%	2.44%	5.09% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.04%	2.25% A
Expenses net of all reductions	1.99% A	1.99%	2.02%	2.23% A
Net investment income (loss)	(.57)% A	(.51)%	(.72)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,368	$ 14,625	$ 12,084	$ 3,473
Portfolio turnover rate G	46%A	35%	25%	30%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.55	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.07)	(.09)	(.08)H
Net realized and unrealized gain (loss)	1.88	2.22	1.63	1.11
Total from investment operations	1.84	2.15	1.54	1.03
Distributions from net realized gain	(.33)	(.17)	-	-
Net asset value, end of period	$ 16.06	$ 14.55	$ 12.57	$ 11.03
Total ReturnB,C,D	12.90%	17.22%	13.96%	10.30%
Ratios to Average Net AssetsF,J
Expenses before reductions	2.07% A	2.13%	2.42%	5.11% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.03%	2.25% A
Expenses net of all reductions	2.00% A	1.99%	2.02%	2.23% A
Net investment income (loss)	(.58)% A	(.51)%	(.71)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,688	$ 19,093	$ 9,007	$ 2,372
Portfolio turnover rateG	46%A	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.85	$ 12.79	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.07	.03	.01 G
Net realized and unrealized gain (loss)	1.93	2.25	1.66	1.12
Total from investment operations	1.96	2.32	1.69	1.13
Distributions from net realized gain	(.46)	(.26)	(.03)	-
Net asset value, end of period	$ 16.35	$ 14.85	$ 12.79	$ 11.13
Total ReturnB,C	13.53%	18.32%	15.16%	11.30%
Ratios to Average Net AssetsE,I
Expenses before reductions	.99% A	1.00%	1.32%	4.35% A
Expenses net of fee waivers, if any	.99% A	1.00%	1.05%	1.25% A
Expenses net of all reductions	.99% A	.99%	1.03%	1.23% A
Net investment income (loss)	.43% A	.49%	.27%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,959	$ 6,140	$ 2,148	$ 891
Portfolio turnover rate F	46% A	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period December 23, 2003 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,886,619
Unrealized depreciation	(2,572,448)
Net unrealized appreciation (depreciation)	$ 26,314,171
Cost for federal income tax purposes	$ 161,987,767

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $60,250,373 and $33,903,217, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about May 21, 2008. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 71,157	$ 9,530
Class T	.25%	.25%	124,830	1,614
Class B	.75%	.25%	77,570	58,374
Class C	.75%	.25%	112,436	42,072
			$ 385,993	$ 111,590

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,284
Class T	8,240
Class B*	7,872
Class C*	3,416
$ 54,812

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 85,404.30
Class T	71,657.29
Class B	24,752.32
Class C	35,822.32
Institutional Class	10,657.24
	$ 228,292

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $108 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $178 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $11,403.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 15,667
Class T	1.50%	11,099
Class B	2.00%	6,087
Class C	2.00%	8,159
		$ 41,012

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $993 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $418. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 379
Institutional Class	66
$ 445

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Advisor Series I, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net realized gain
Class A	$ 1,408,419	$ 340,660
Class T	1,212,214	397,148
Class B	331,720	153,858
Class C	450,092	136,860
Institutional Class	218,105	42,741
Total	$ 3,620,550	$ 1,071,267

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,353,934	2,644,989	$ 20,780,893	$ 36,973,471
Reinvestment of distributions	89,257	23,516	1,318,328	315,822
Shares redeemed	(562,471)	(652,599)	(8,618,923)	(9,059,106)
Net increase (decrease)	880,720	2,015,906	$ 13,480,298	$ 28,230,187
Class T
Shares sold	716,980	1,852,588	$ 10,981,176	$ 25,728,181
Reinvestment of distributions	79,731	28,119	1,174,441	376,797
Shares redeemed	(353,666)	(717,416)	(5,433,743)	(9,990,794)
Net increase (decrease)	443,045	1,163,291	$ 6,721,874	$ 16,114,184
Class B
Shares sold	163,088	400,725	$ 2,479,808	$ 5,502,291
Reinvestment of distributions	20,325	10,801	297,767	144,088
Shares redeemed	(169,826)	(369,052)	(2,575,736)	(5,083,680)
Net increase (decrease)	13,587	42,474	$ 201,839	$ 562,699
Class C
Shares sold	483,072	835,526	$ 7,410,140	$ 11,528,790
Reinvestment of distributions	26,702	9,282	390,645	123,634
Shares redeemed	(160,412)	(249,048)	(2,443,753)	(3,434,887)
Net increase (decrease)	349,362	595,760	$ 5,357,032	$ 8,217,537
Institutional Class
Shares sold	476,892	331,617	$ 7,413,000	$ 4,687,887
Reinvestment of distributions	10,280	2,506	152,355	33,787
Shares redeemed	(107,763)	(88,770)	(1,667,435)	(1,240,833)
Net increase (decrease)	379,409	245,353	$ 5,897,920	$ 3,480,841

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell Midcap Value Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling returns of the fund compared to the rolling returns of the Index over the performance period commencing December 31, 203 through October 31, 2006. The Board noted that over the rolling 34-month period ended October 31, 2006, the fund generally underperformed the Index.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-year period ended December 31, 2005, and had stated that the relative investment performance of Institutional Class the fund compared favorably to the Index for the period shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

Semiannual Report

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 5.0 basis points. As a result, the fund's hypothetical management fee would have been 5.0 basis points $0.1 million lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 34-month period ended October 31, 2006.

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

On April 19, 2007, the Board voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2007. The Board considered that in December 2006, the Board voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract, among other things, will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another, with the understanding that the fund will submit an Amended Contract to shareholders on November 14, 2007, following the reorganization.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FAV-USAN-0607
1.800649.103

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

In December 2006, the Board of Trustees approved a new management contract for Fidelity® Advisor Value Fund. It is expected that fund shareholders will be asked to vote on the new management contract at a shareholder meeting on or about May 21, 2008. If approved by shareholders, the new management contract will add a performance adjustment component to the management fee based on the fund's performance versus the Russell Midcap® Value Index and will allow the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

The note above is not a solicitation of any proxy. More detailed information will be contained in the proxy statement, which is expected to be available after March 17, 2008.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,133.30	$ 6.61
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26
Class T
Actual	$ 1,000.00	$ 1,131.90	$ 7.93
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class B
Actual	$ 1,000.00	$ 1,129.20	$ 10.56
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,129.00	$ 10.56
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class
Actual	$ 1,000.00	$ 1,135.30	$ 5.24
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.99%

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Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Baxter International, Inc.	1.4	2.0
Xerox Corp.	1.3	1.5
Owens-Illinois, Inc.	1.2	0.9
Tyco International Ltd.	1.1	1.3
Avon Products, Inc.	1.1	1.1
AT&T, Inc.	1.0	0.5
National Oilwell Varco, Inc.	1.0	0.7
The Brink's Co.	0.9	0.6
Agilent Technologies, Inc.	0.9	1.0
The Stanley Works	0.9	0.7
	10.8
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.4	18.6
Information Technology	17.3	19.4
Financials	14.8	14.1
Energy	9.4	6.8
Industrials	9.2	8.1
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Stocks 96.3%		Stocks 96.3%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.2%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	9.4%	** Foreign investments	10.2%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.2%
Gentex Corp.	18,151	$ 323,088
Automobiles - 1.1%
Monaco Coach Corp.	5,500	84,315
Nissan Motor Co. Ltd.	22,702	228,836
Renault SA	7,555	986,830
Winnebago Industries, Inc. (d)	19,102	612,410
		1,912,391
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	800	37,840
H&R Block, Inc.	20,400	461,244
Service Corp. International	14,100	171,315
		670,399
Hotels, Restaurants & Leisure - 3.2%
Aristocrat Leisure Ltd.	17,047	235,001
Brinker International, Inc.	28,630	890,393
Carnival Corp. unit	23,500	1,148,915
Gaylord Entertainment Co. (a)	6,900	378,120
OSI Restaurant Partners, Inc.	17,950	714,590
Rare Hospitality International, Inc. (a)	12,696	369,708
Royal Caribbean Cruises Ltd.	34,360	1,428,345
WMS Industries, Inc. (a)	12,000	478,320
		5,643,392
Household Durables - 3.4%
Beazer Homes USA, Inc.	1,300	43,394
Black & Decker Corp.	9,690	879,077
Ethan Allen Interiors, Inc.	16,400	578,920
Jarden Corp. (a)	12,300	518,322
La-Z-Boy, Inc.	12,800	149,632
Leggett & Platt, Inc.	42,600	1,001,952
Sealy Corp., Inc. (d)	24,700	421,135
The Stanley Works (d)	25,760	1,501,293
Whirlpool Corp.	8,700	922,461
		6,016,186
Leisure Equipment & Products - 1.6%
Brunswick Corp.	40,930	1,340,867
Eastman Kodak Co. (d)	57,520	1,432,823
Polaris Industries, Inc. (d)	2,700	136,431
		2,910,121
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.1%
Cinemark Holdings, Inc.	4,300	$ 81,270
E.W. Scripps Co. Class A	9,840	426,072
Gannett Co., Inc.	18,700	1,067,022
Getty Images, Inc. (a)	19,347	1,006,044
Live Nation, Inc. (a)	14,262	289,376
Martha Stewart Living Omnimedia, Inc. Class A (d)	3,230	61,402
Omnicom Group, Inc.	5,400	565,434
R.H. Donnelley Corp.	13,800	1,077,642
Regal Entertainment Group Class A	19,900	432,825
The New York Times Co. Class A	13,600	318,240
Valassis Communications, Inc. (a)	12,220	234,135
		5,559,462
Multiline Retail - 0.9%
Family Dollar Stores, Inc.	31,900	1,015,696
Retail Ventures, Inc. (a)	9,359	190,736
Sears Holdings Corp. (a)	1,300	248,183
Tuesday Morning Corp.	8,020	111,959
		1,566,574
Specialty Retail - 3.7%
AnnTaylor Stores Corp. (a)	2,100	80,808
AutoNation, Inc. (a)	6,402	130,857
AutoZone, Inc. (a)	1,700	226,168
Best Buy Co., Inc.	6,000	279,900
Coldwater Creek, Inc. (a)	4,900	101,430
Gap, Inc.	49,400	886,730
Group 1 Automotive, Inc.	8,253	338,373
Hot Topic, Inc. (a)	13,000	146,770
OfficeMax, Inc.	22,400	1,102,528
PETsMART, Inc.	30,600	1,015,614
RadioShack Corp.	7,200	209,304
Select Comfort Corp. (a)(d)	14,848	275,282
Tiffany & Co., Inc.	21,800	1,039,642
Williams-Sonoma, Inc.	23,500	827,670
		6,661,076
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	30,140	1,347,861
TOTAL CONSUMER DISCRETIONARY		32,610,550
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.8%
Beverages - 0.5%
Cott Corp. (a)	29,400	$ 475,475
SABMiller PLC	13,900	330,729
		806,204
Food & Staples Retailing - 1.0%
Kroger Co.	6,100	180,011
Rite Aid Corp. (d)	39,500	242,530
Safeway, Inc.	7,820	283,866
Sysco Corp.	28,100	919,994
Winn-Dixie Stores, Inc. (a)(d)	9,757	169,284
		1,795,685
Food Products - 1.1%
Bunge Ltd.	6,600	500,016
Chiquita Brands International, Inc. (d)	9,373	139,002
Corn Products International, Inc.	10,200	406,164
Leroy Seafood Group ASA	5,000	106,735
Marine Harvest ASA (a)	96,000	103,918
Tyson Foods, Inc. Class A	37,200	779,712
		2,035,547
Household Products - 0.6%
Central Garden & Pet Co.	8,000	118,480
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,863	98,278
Colgate-Palmolive Co.	12,900	873,846
		1,090,604
Personal Products - 1.1%
Avon Products, Inc.	48,500	1,930,300
Prestige Brands Holdings, Inc. (a)	3,175	41,307
		1,971,607
Tobacco - 0.5%
Altria Group, Inc.	9,900	682,308
British American Tobacco PLC	6,630	206,392
		888,700
TOTAL CONSUMER STAPLES		8,588,347
ENERGY - 9.4%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	7,500	602,925
Cameron International Corp. (a)	14,700	949,179
ENSCO International, Inc.	7,970	449,349
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc. (a)	14,630	$ 1,036,974
GlobalSantaFe Corp.	7,700	492,261
Halliburton Co.	20,300	644,931
Hanover Compressor Co. (a)	20,600	445,578
Hornbeck Offshore Services, Inc. (a)	1,200	37,956
Key Energy Services, Inc. (a)	27,150	506,348
National Oilwell Varco, Inc. (a)	20,680	1,754,698
Noble Corp.	5,890	495,997
Pride International, Inc. (a)	5,890	193,251
Smith International, Inc.	24,700	1,295,268
Superior Energy Services, Inc. (a)	10,500	381,465
Transocean, Inc. (a)	6,630	571,506
Weatherford International Ltd. (a)	14,520	762,155
		10,619,841
Oil, Gas & Consumable Fuels - 3.5%
Arch Coal, Inc.	17,730	639,521
Cabot Oil & Gas Corp.	17,600	640,992
Cheniere Energy Partners LP	3,500	73,955
EOG Resources, Inc.	6,900	506,736
EXCO Resources, Inc.	11,200	188,048
Foundation Coal Holdings, Inc.	19,600	772,044
Noble Energy, Inc.	4,800	282,288
Petroplus Holdings AG	1,991	164,838
Suncor Energy, Inc.	7,000	561,627
Ultra Petroleum Corp. (a)	10,400	589,888
Valero Energy Corp.	21,080	1,480,448
Williams Companies, Inc.	9,200	271,400
		6,171,785
TOTAL ENERGY		16,791,626
FINANCIALS - 14.7%
Capital Markets - 0.8%
Ares Capital Corp.	10,500	188,580
Janus Capital Group, Inc.	2,500	62,550
Legg Mason, Inc.	1,600	158,704
Merrill Lynch & Co., Inc.	5,500	496,265
State Street Corp.	3,200	220,384
TD Ameritrade Holding Corp. (d)	17,852	304,377
		1,430,860
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.7%
Appalachian Bancshares, Inc. (a)	500	$ 9,575
Boston Private Financial Holdings, Inc.	6,105	169,780
Colonial Bancgroup, Inc.	4,000	96,240
Commerce Bancorp, Inc.	14,300	478,192
Popular, Inc. (d)	7,200	121,032
UCBH Holdings, Inc.	15,334	275,399
UnionBanCal Corp.	8,246	506,964
Wachovia Corp.	16,750	930,295
Zions Bancorp	6,400	523,520
		3,110,997
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	3,300	56,562
Capital One Financial Corp.	14,800	1,099,048
Cash America International, Inc.	5,718	246,789
		1,402,399
Diversified Financial Services - 0.8%
Bank of America Corp.	17,968	914,571
JPMorgan Chase & Co.	8,800	458,480
		1,373,051
Insurance - 3.5%
AFLAC, Inc.	16,050	824,007
AMBAC Financial Group, Inc. (d)	9,860	905,148
Genworth Financial, Inc. Class A (non-vtg.)	6,300	229,887
Marsh & McLennan Companies, Inc.	34,069	1,082,031
MBIA, Inc.	15,690	1,091,396
MetLife, Inc.	5,160	339,012
Montpelier Re Holdings Ltd.	3,400	62,084
Prudential Financial, Inc.	5,500	522,500
The Travelers Companies, Inc.	13,830	748,203
Willis Group Holdings Ltd.	12,400	508,648
		6,312,916
Real Estate Investment Trusts - 4.4%
Alexandria Real Estate Equities, Inc.	3,300	349,305
American Financial Realty Trust (SBI)	15,200	161,120
Annaly Capital Management, Inc.	15,600	248,196
BRE Properties, Inc. Class A	4,500	270,180
Developers Diversified Realty Corp.	8,800	572,880
Duke Realty LP	17,590	758,305
Education Realty Trust, Inc.	7,100	101,104
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential (SBI)	8,200	$ 380,726
General Growth Properties, Inc.	20,419	1,303,753
GMH Communities Trust	7,700	77,308
Health Care Property Investors, Inc.	17,900	633,481
Highwoods Properties, Inc. (SBI)	2,400	97,872
Kimco Realty Corp.	11,100	533,577
Public Storage, Inc.	7,200	671,904
Simon Property Group, Inc.	2,500	288,200
UDR, Inc.	15,200	456,608
Vornado Realty Trust	8,420	998,865
		7,903,384
Thrifts & Mortgage Finance - 2.7%
BankUnited Financial Corp. Class A	800	17,320
Countrywide Financial Corp.	19,360	717,869
Fannie Mae	23,440	1,381,085
Freddie Mac	19,970	1,293,657
Hudson City Bancorp, Inc.	34,100	454,212
New York Community Bancorp, Inc. (d)	11,600	202,536
People's United Financial, Inc.	15,160	301,836
Radian Group, Inc.	6,200	360,282
		4,728,797
TOTAL FINANCIALS		26,262,404
HEALTH CARE - 8.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	11,620	745,307
Cephalon, Inc. (a)	8,100	644,841
Molecular Insight Pharmaceuticals, Inc. (d)	1,800	21,276
		1,411,424
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	45,164	2,557,633
Becton, Dickinson & Co.	8,070	635,028
Wright Medical Group, Inc. (a)	12,200	288,164
		3,480,825
Health Care Providers & Services - 3.7%
Brookdale Senior Living, Inc.	8,000	363,280
Community Health Systems, Inc. (a)	26,010	957,168
DaVita, Inc. (a)	12,100	660,781
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Health Net, Inc. (a)	13,600	$ 735,216
Humana, Inc. (a)	3,921	247,964
McKesson Corp.	19,400	1,141,302
Medco Health Solutions, Inc. (a)	11,300	881,626
Triad Hospitals, Inc. (a)	7,870	418,212
Universal Health Services, Inc. Class B	18,670	1,133,642
		6,539,191
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	11,200	530,432
Pharmaceuticals - 1.5%
Alpharma, Inc. Class A	27,130	659,259
Schering-Plough Corp.	41,190	1,306,959
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,900	685,749
		2,651,967
TOTAL HEALTH CARE		14,613,839
INDUSTRIALS - 9.2%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	8,340	451,861
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	14,900	1,049,407
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	1,020	47,603
Southwest Airlines Co.	10,400	149,240
		196,843
Building Products - 0.6%
Masco Corp.	40,870	1,112,073
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)	3,097	73,709
Allied Waste Industries, Inc.	104,338	1,394,999
Cintas Corp.	21,900	820,593
Equifax, Inc.	6,600	262,680
Navigant Consulting, Inc. (a)	1,300	24,934
The Brink's Co.	24,936	1,583,436
		4,160,351
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.9%
Fluor Corp.	13,470	$ 1,288,001
Washington Group International, Inc. (a)	3,253	217,691
		1,505,692
Industrial Conglomerates - 1.1%
Tyco International Ltd.	61,550	2,008,377
Machinery - 1.8%
Albany International Corp. Class A	4,050	155,115
Briggs & Stratton Corp. (d)	20,900	620,103
Bucyrus International, Inc. Class A	2,500	156,850
Deere & Co.	9,300	1,017,420
Illinois Tool Works, Inc.	20,600	1,056,986
Wabash National Corp.	10,163	158,136
		3,164,610
Road & Rail - 1.3%
Canadian National Railway Co.	7,110	356,237
Con-way, Inc.	12,000	655,560
CSX Corp.	1,700	73,389
Laidlaw International, Inc.	35,725	1,223,581
Ryder System, Inc.	800	42,112
		2,350,879
Trading Companies & Distributors - 0.0%
Williams Scotsman International, Inc. (a)	2,200	48,466
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. Trust	8,227	350,306
TOTAL INDUSTRIALS		16,398,865
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.9%
Alcatel-Lucent SA sponsored ADR	65,710	870,658
Andrew Corp. (a)	24,000	262,080
Avocent Corp. (a)	10,776	301,836
Dycom Industries, Inc. (a)	20,330	526,750
Motorola, Inc.	47,650	825,775
Nortel Networks Corp. (a)	18,270	416,791
Powerwave Technologies, Inc. (a)(d)	27,275	169,923
		3,373,813
Computers & Peripherals - 2.6%
Diebold, Inc.	5,400	257,418
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	1,700	$ 25,806
Imation Corp.	5,374	198,354
Intermec, Inc. (a)(d)	47,103	1,051,810
NCR Corp. (a)	9,200	463,680
Network Appliance, Inc. (a)	9,700	360,937
QLogic Corp. (a)	17,125	306,195
SanDisk Corp. (a)	8,000	347,600
Seagate Technology	52,860	1,170,849
Sun Microsystems, Inc. (a)	41,400	216,108
Western Digital Corp. (a)	9,950	175,916
		4,574,673
Electronic Equipment & Instruments - 4.6%
Agilent Technologies, Inc. (a)	45,600	1,567,272
Arrow Electronics, Inc. (a)	23,680	935,834
Avnet, Inc. (a)	36,420	1,489,578
CDW Corp.	10,300	741,703
Flextronics International Ltd. (a)	130,870	1,459,201
Ingram Micro, Inc. Class A (a)	18,400	361,008
Itron, Inc. (a)	800	53,872
Jabil Circuit, Inc.	27,700	645,410
Molex, Inc.	27,700	827,676
Solectron Corp. (a)	14,790	49,547
		8,131,101
Internet Software & Services - 1.0%
Open Text Corp. (a)	1,900	43,499
ValueClick, Inc. (a)	13,900	397,540
VeriSign, Inc. (a)	15,602	426,715
Yahoo!, Inc. (a)	35,900	1,006,636
		1,874,390
IT Services - 0.6%
Hewitt Associates, Inc. Class A (a)	6,700	199,325
Satyam Computer Services Ltd. sponsored ADR	13,100	325,928
The Western Union Co.	11,400	239,970
Unisys Corp. (a)	42,870	336,101
		1,101,324
Office Electronics - 1.3%
Xerox Corp. (a)	125,270	2,317,495
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	44,100	609,462
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc. (a)	8,300	$ 116,117
Applied Materials, Inc.	42,900	824,538
ASML Holding NV (NY Shares) (a)	37,100	1,010,975
Atmel Corp. (a)	37,400	198,968
Fairchild Semiconductor International, Inc. (a)	67,390	1,186,064
Integrated Device Technology, Inc. (a)	30,000	449,400
Intersil Corp. Class A	31,800	947,322
LSI Logic Corp. (a)	27,300	232,050
Maxim Integrated Products, Inc.	13,100	415,532
MKS Instruments, Inc. (a)	13,352	359,836
National Semiconductor Corp.	56,500	1,485,950
Standard Microsystems Corp. (a)	5,850	187,551
		8,023,765
Software - 0.8%
Fair, Isaac & Co., Inc.	12,479	445,625
Parametric Technology Corp. (a)	10,400	184,808
Quest Software, Inc. (a)	14,600	248,346
Symantec Corp. (a)	35,299	621,262
		1,500,041
TOTAL INFORMATION TECHNOLOGY		30,896,602
MATERIALS - 4.1%
Chemicals - 1.8%
Akzo Nobel NV	1,700	135,320
Arkema sponsored ADR (a)	1,500	89,925
Celanese Corp. Class A	17,875	592,914
Chemtura Corp.	87,404	964,066
Cytec Industries, Inc.	14,300	785,070
Georgia Gulf Corp.	3,300	52,701
H.B. Fuller Co.	12,100	309,397
Lubrizol Corp.	4,900	293,706
OMNOVA Solutions, Inc. (a)	4,392	23,102
		3,246,201
Containers & Packaging - 1.2%
Owens-Illinois, Inc.	72,781	2,189,980
Metals & Mining - 1.1%
Alcan, Inc.	11,350	668,279
Alcoa, Inc.	19,470	690,990
Compass Minerals International, Inc.	9,047	310,674
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Magma OJSC sponsored GDR (a)(e)	5,400	$ 68,310
Titanium Metals Corp.	4,000	138,120
		1,876,373
TOTAL MATERIALS		7,312,554
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	47,000	1,819,840
CenturyTel, Inc.	160	7,368
Citizens Communications Co.	13,330	207,548
FairPoint Communications, Inc.	3,300	61,908
NTELOS Holding Corp.	6,540	131,716
Telenor ASA sponsored ADR	6,100	343,247
Verizon Communications, Inc.	17,240	658,223
		3,229,850
Wireless Telecommunication Services - 1.1%
ALLTEL Corp.	5,600	351,064
Crown Castle International Corp. (a)	6,200	212,908
Dobson Communications Corp. Class A	35,700	325,227
MTN Group Ltd.	9,100	134,046
Sprint Nextel Corp.	47,200	945,416
		1,968,661
TOTAL TELECOMMUNICATION SERVICES		5,198,511
UTILITIES - 7.3%
Electric Utilities - 4.0%
Allegheny Energy, Inc. (a)	16,000	855,360
American Electric Power Co., Inc.	18,400	924,048
DPL, Inc.	22,600	708,510
Edison International	16,960	887,856
Entergy Corp.	11,470	1,297,716
FirstEnergy Corp.	13,500	923,940
FPL Group, Inc.	10,400	669,448
PPL Corp.	16,320	711,715
Reliant Energy, Inc. (a)	5,500	122,485
		7,101,078
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.7%
Energen Corp.	9,575	$ 536,679
Equitable Resources, Inc.	13,401	696,986
		1,233,665
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	20,230	444,858
Constellation Energy Group, Inc.	11,700	1,042,704
NRG Energy, Inc. (d)	11,300	892,248
TXU Corp.	16,780	1,100,432
		3,480,242
Multi-Utilities - 0.7%
CMS Energy Corp.	17,100	316,692
Public Service Enterprise Group, Inc.	10,900	942,305
		1,258,997
TOTAL UTILITIES		13,073,982
TOTAL COMMON STOCKS (Cost $145,406,118)		171,747,280
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	5,170	204,215
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	1,300	68,900
TOTAL PREFERRED STOCKS (Cost $260,117)		273,115
Corporate Bonds - 0.1%
	Principal Amount	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 100,000	$ 112,370
Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	10,000	10,500
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. 6.375% 12/1/11	30,000	28,125
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	20,000	19,550
TOTAL NONCONVERTIBLE BONDS		58,175
TOTAL CORPORATE BONDS (Cost $157,378)		170,545
Money Market Funds - 9.0%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	7,062,473	7,062,473
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	9,048,525	9,048,525
TOTAL MONEY MARKET FUNDS (Cost $16,110,998)		16,110,998
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $161,934,611)		188,301,938
NET OTHER ASSETS - (5.5)%		(9,736,438)
NET ASSETS - 100%		$ 178,565,500
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,310 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 174,763
Fidelity Securities Lending Cash Central Fund	11,403
Total	$ 186,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,678,623) - See accompanying schedule: Unaffiliated issuers (cost $145,823,613)	$ 172,190,940
Fidelity Central Funds (cost $16,110,998)	16,110,998
Total Investments (cost $161,934,611)		$ 188,301,938
Cash		18,929
Receivable for investments sold		551,420
Receivable for fund shares sold		585,956
Dividends receivable		98,773
Interest receivable		3,136
Distributions receivable from Fidelity Central Funds		31,010
Prepaid expenses		367
Other receivables		2,897
Total assets		189,594,426

Liabilities
Payable for investments purchased	$ 1,418,088
Payable for fund shares redeemed	322,920
Accrued management fee	81,389
Distribution fees payable	71,486
Other affiliated payables	46,981
Other payables and accrued expenses	39,537
Collateral on securities loaned, at value	9,048,525
Total liabilities		11,028,926

Net Assets		$ 178,565,500
Net Assets consist of:
Paid in capital		$ 146,717,439
Accumulated net investment loss		(58,505)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,539,269
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,367,297
Net Assets		$ 178,565,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($67,162,158 ÷ 4,127,065 shares)	$ 16.27

Maximum offering price per share (100/94.25 of $16.27)	$ 17.26
Class T: Net Asset Value and redemption price per share ($55,388,135 ÷ 3,416,261 shares)	$ 16.21

Maximum offering price per share (100/96.50 of $16.21)	$ 16.80
Class B: Net Asset Value and offering price per share ($16,368,019 ÷ 1,017,159 shares)A	$ 16.09

Class C: Net Asset Value and offering price per share ($26,687,697 ÷ 1,661,467 shares)A	$ 16.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,959,491 ÷ 792,746 shares)	$ 16.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 900,261
Interest		3,955
Income from Fidelity Central Funds		186,166
Total income		1,090,382

Expenses
Management fee	$ 431,971
Transfer agent fees	228,292
Distribution fees	385,993
Accounting and security lending fees	30,980
Custodian fees and expenses	35,414
Independent trustees' compensation	217
Registration fees	54,802
Audit	25,506
Legal	1,022
Miscellaneous	579
Total expenses before reductions	1,194,776
Expense reductions	(44,844)	1,149,932
Net investment income (loss)		(59,550)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,705,710
Foreign currency transactions	213
Total net realized gain (loss)		5,705,923
Change in net unrealized appreciation (depreciation) on: Investment securities	13,346,078
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		13,346,064
Net gain (loss)		19,051,987
Net increase (decrease) in net assets resulting from operations		$ 18,992,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (59,550)	$ (53,610)
Net realized gain (loss)	5,705,923	4,077,931
Change in net unrealized appreciation (depreciation)	13,346,064	10,142,197
Net increase (decrease) in net assets resulting from operations	18,992,437	14,166,518
Distributions to shareholders from net realized gain	(3,620,550)	(1,071,267)
Share transactions - net increase (decrease)	31,658,963	56,605,448
Total increase (decrease) in net assets	47,030,850	69,700,699

Net Assets
Beginning of period	131,534,650	61,833,951
End of period (including accumulated net investment loss of $58,505 and undistributed net investment income of $1,045, respectively)	$ 178,565,500	$ 131,534,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 12.72	$ 11.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.03	.01	(.02) H
Net realized and unrealized gain (loss)	1.92	2.25	1.64	1.12
Total from investment operations	1.93	2.28	1.65	1.10
Distributions from net realized gain	(.43)	(.23)	(.03)	-
Net asset value, end of period	$ 16.27	$ 14.77	$ 12.72	$ 11.10
Total Return B,C,D	13.33%	18.11%	14.84%	11.00%
Ratios to Average Net Assets F,J
Expenses before reductions	1.30% A	1.35%	1.62%	4.33% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.27%	1.50% A
Expenses net of all reductions	1.24% A	1.24%	1.26%	1.48% A
Net investment income (loss)	.17% A	.24%	.04%	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,162	$ 47,960	$ 15,657	$ 2,543
Portfolio turnover rate G	46% A	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 12.67	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	(.03)	(.04) H
Net realized and unrealized gain (loss)	1.91	2.23	1.64	1.12
Total from investment operations	1.90	2.23	1.61	1.08
Distributions from net realized gain	(.39)	(.20)	(.02)	-
Net asset value, end of period	$ 16.21	$ 14.70	$ 12.67	$ 11.08
Total Return B,C,D	13.19%	17.78%	14.54%	10.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54% A	1.59%	1.86%	4.29% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.53%	1.75% A
Expenses net of all reductions	1.49% A	1.49%	1.52%	1.73% A
Net investment income (loss)	(.08)% A	(.01)%	(.21)%	(.42)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,388	$ 43,716	$ 22,938	$ 5,581
Portfolio turnover rate G	46% A	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.57	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.09)	(.08)H
Net realized and unrealized gain (loss)	1.89	2.22	1.64	1.11
Total from investment operations	1.85	2.15	1.55	1.03
Distributions from net realized gain	(.33)	(.15)	(.01)	-
Net asset value, end of period	$ 16.09	$ 14.57	$ 12.57	$ 11.03
Total ReturnB,C,D	12.92%	17.21%	14.01%	10.30%
Ratios to Average Net AssetsF,J
Expenses before reductions	2.07% A	2.15%	2.44%	5.09% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.04%	2.25% A
Expenses net of all reductions	1.99% A	1.99%	2.02%	2.23% A
Net investment income (loss)	(.57)% A	(.51)%	(.72)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,368	$ 14,625	$ 12,084	$ 3,473
Portfolio turnover rate G	46%A	35%	25%	30%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.55	$ 12.57	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.07)	(.09)	(.08)H
Net realized and unrealized gain (loss)	1.88	2.22	1.63	1.11
Total from investment operations	1.84	2.15	1.54	1.03
Distributions from net realized gain	(.33)	(.17)	-	-
Net asset value, end of period	$ 16.06	$ 14.55	$ 12.57	$ 11.03
Total ReturnB,C,D	12.90%	17.22%	13.96%	10.30%
Ratios to Average Net AssetsF,J
Expenses before reductions	2.07% A	2.13%	2.42%	5.11% A
Expenses net of fee waivers, if any	2.00% A	2.00%	2.03%	2.25% A
Expenses net of all reductions	2.00% A	1.99%	2.02%	2.23% A
Net investment income (loss)	(.58)% A	(.51)%	(.71)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,688	$ 19,093	$ 9,007	$ 2,372
Portfolio turnover rateG	46%A	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share.

I For the period December 23, 2003 (commencement of operations) to October 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.85	$ 12.79	$ 11.13	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.07	.03	.01 G
Net realized and unrealized gain (loss)	1.93	2.25	1.66	1.12
Total from investment operations	1.96	2.32	1.69	1.13
Distributions from net realized gain	(.46)	(.26)	(.03)	-
Net asset value, end of period	$ 16.35	$ 14.85	$ 12.79	$ 11.13
Total ReturnB,C	13.53%	18.32%	15.16%	11.30%
Ratios to Average Net AssetsE,I
Expenses before reductions	.99% A	1.00%	1.32%	4.35% A
Expenses net of fee waivers, if any	.99% A	1.00%	1.05%	1.25% A
Expenses net of all reductions	.99% A	.99%	1.03%	1.23% A
Net investment income (loss)	.43% A	.49%	.27%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,959	$ 6,140	$ 2,148	$ 891
Portfolio turnover rate F	46% A	35%	25%	30% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share.

H For the period December 23, 2003 (commencement of operations) to October 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,886,619
Unrealized depreciation	(2,572,448)
Net unrealized appreciation (depreciation)	$ 26,314,171
Cost for federal income tax purposes	$ 161,987,767

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $60,250,373 and $33,903,217, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

In December 2006, the Board of Trustees approved a new management contract for the Fund. Shareholders will be asked to vote on the new contract on or about May 21, 2008. If approved by the shareholders, the new contract will add a performance adjustment component to the management fee based on the Fund's performance, calculated by reference to the investment performance of the Fund's Institutional Class relative to an appropriate benchmark index.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 71,157	$ 9,530
Class T	.25%	.25%	124,830	1,614
Class B	.75%	.25%	77,570	58,374
Class C	.75%	.25%	112,436	42,072
			$ 385,993	$ 111,590

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,284
Class T	8,240
Class B*	7,872
Class C*	3,416
$ 54,812

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 85,404.30
Class T	71,657.29
Class B	24,752.32
Class C	35,822.32
Institutional Class	10,657.24
	$ 228,292

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $108 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $178 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $11,403.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 15,667
Class T	1.50%	11,099
Class B	2.00%	6,087
Class C	2.00%	8,159
		$ 41,012

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $993 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $418. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 379
Institutional Class	66
$ 445

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund will reorganize into Fidelity Advisor Series I, effective on or about June 29, 2007. The reorganization will not impact the Fund's investment strategies or FMR's management of the Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net realized gain
Class A	$ 1,408,419	$ 340,660
Class T	1,212,214	397,148
Class B	331,720	153,858
Class C	450,092	136,860
Institutional Class	218,105	42,741
Total	$ 3,620,550	$ 1,071,267

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	1,353,934	2,644,989	$ 20,780,893	$ 36,973,471
Reinvestment of distributions	89,257	23,516	1,318,328	315,822
Shares redeemed	(562,471)	(652,599)	(8,618,923)	(9,059,106)
Net increase (decrease)	880,720	2,015,906	$ 13,480,298	$ 28,230,187
Class T
Shares sold	716,980	1,852,588	$ 10,981,176	$ 25,728,181
Reinvestment of distributions	79,731	28,119	1,174,441	376,797
Shares redeemed	(353,666)	(717,416)	(5,433,743)	(9,990,794)
Net increase (decrease)	443,045	1,163,291	$ 6,721,874	$ 16,114,184
Class B
Shares sold	163,088	400,725	$ 2,479,808	$ 5,502,291
Reinvestment of distributions	20,325	10,801	297,767	144,088
Shares redeemed	(169,826)	(369,052)	(2,575,736)	(5,083,680)
Net increase (decrease)	13,587	42,474	$ 201,839	$ 562,699
Class C
Shares sold	483,072	835,526	$ 7,410,140	$ 11,528,790
Reinvestment of distributions	26,702	9,282	390,645	123,634
Shares redeemed	(160,412)	(249,048)	(2,443,753)	(3,434,887)
Net increase (decrease)	349,362	595,760	$ 5,357,032	$ 8,217,537
Institutional Class
Shares sold	476,892	331,617	$ 7,413,000	$ 4,687,887
Reinvestment of distributions	10,280	2,506	152,355	33,787
Shares redeemed	(107,763)	(88,770)	(1,667,435)	(1,240,833)
Net increase (decrease)	379,409	245,353	$ 5,897,920	$ 3,480,841

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Fund

On December 14, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract. The performance adjustment will take effect in the twelfth month after commencement of the performance period and the index used to calculate the fund's performance adjustment will be the Russell Midcap Value Index (the Index). The Amended Contract also will allow the Board to change the fund's performance adjustment index in the future without a shareholder vote, if applicable law permits the Board to do so. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Amended Contract for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the investment adviser, FMR, and the sub-advisers, and by affiliated companies.

Shareholder and Administrative Services. The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund shareholder services.

Investment Performance. In determining whether to add a performance adjustment component to the fund's management fee, the Board considered the rolling returns of the fund compared to the rolling returns of the Index over the performance period commencing December 31, 203 through October 31, 2006. The Board noted that over the rolling 34-month period ended October 31, 2006, the fund generally underperformed the Index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that past performance would have no impact on performance in the future. The Board recognized that, in connection with its annual renewal of the fund's current management contract and sub-advisory agreements at its July 2006 meeting, the Board had reviewed the fund's returns and the returns of the Index over the one-year period ended December 31, 2005, and had stated that the relative investment performance of Institutional Class the fund compared favorably to the Index for the period shown.

The Board also noted that the Amended Contract would give the Board the ability to designate an alternative appropriate index for the fund without the delay and expense of having first to conduct a proxy solicitation, if applicable law would permit the Board to do so.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that, with the proposed performance adjustment, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance (based on the performance of Institutional Class of the fund) for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment will provide FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and help to more closely align the interests of FMR and the fund's shareholders. The Board considered that a performance adjustment based on the performance of Institutional Class of the fund, which has lower expenses than the other classes of the fund, may result in a higher performance adjustment, and therefore a higher management fee, than a performance adjustment based on a class with higher expenses. The Board also considered that, because the addition of the performance adjustment to the calculation of the fund's management fee will be implemented prospectively, the future impact on management fees will depend solely on the fund's future performance relative to the Index.

Nonetheless, the Board considered the management fee that the fund incurred under the current management contract (without the performance adjustment) for the 12-month period ended October 31, 2006, compared to the hypothetical management fee that the fund would have incurred if the Amended Contract (with the performance adjustment) had been in effect during that period.

Semiannual Report

The Board noted that if the Amended Contract had been in effect during the 12-month period ended October 31, 2006, the fund's basic fee would have been reduced by a negative performance adjustment of 5.0 basis points. As a result, the fund's hypothetical management fee would have been 5.0 basis points $0.1 million lower if the Amended Contract had been in effect during that period. The Board also noted that the fund generally underperformed the Index over the rolling 34-month period ended October 31, 2006.

Based on its review, the Board concluded that the fund's proposed management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Because the fund's management fee impacts the fund's total expenses - and because the future impact on management fees will depend solely on the fund's future performance relative to the Index - the Board will review the fund's total expenses compared to competitive fund median expenses in connection with its future renewal of the fund's management contract and sub-advisory agreements.

In its review of total expenses, the Board also noted that at previous meetings during the year it received and considered materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Costs of the Services and Profitability. Because the Board was approving an arrangement under which the management fee that the fund pays FMR will depend solely on the fund's future performance relative to the Index, it did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement to be a significant factor in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board recognized that the fund's Amended Contract, like the current contract, incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contract is fair and reasonable, and that the Amended Contract should be approved and submitted to shareholders for their approval.

On April 19, 2007, the Board voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2007. The Board considered that in December 2006, the Board voted to approve an amended management contract (the Amended Contract) for the fund and to submit the Amended Contract to shareholders for their approval. If approved by shareholders, the Amended Contract, among other things, will add a performance adjustment component to the management fee that FMR receives from the fund under the fund's existing management contract.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another, with the understanding that the fund will submit an Amended Contract to shareholders on November 14, 2007, following the reorganization.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FAVI-USAN-0607
1.800652.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 21, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 21, 2007